As filed with the Securities and Exchange Commission on April 28, 2017

1933 Act Registration No. 33-11023

1940 Act Registration No. 811-03996

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 49	☒
AND/OR REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 50	☒

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

(Exact Name of Registrant)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

320 Park Avenue New York, New York 10022-6839

(Address of Depositor’s Principal Executive Office) (Zip Code)

Depositor’s Telephone Number, including Area Code: (212) 224-1600

Amy Latkin

Vice President and Associate General Counsel

Mutual of America Life Insurance Company

320 Park Avenue

New York, New York 10022-6839

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on May 1, 2017 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on May 1, 2017 pursuant to paragraph (a)(1) of Rule 485.

Title of Securities Being Registered:

Units of Interest in Separate Accounts under Variable Annuity Contracts

CROSS-REFERENCE SHEET

(File No. 33-11023, Thrift Plan Contracts)

Form N-4 Item	Prospectus Caption
PART A

1. Cover Page	Cover Page

2. Definitions	Definitions We Use in this Prospectus

3. Synopsis	Table of Annual Expenses

4. Condensed Financial Information	Appendix A: Unit Value Information for the Separate Account Funds; Performance Information for the Separate Account Funds

5. General Description of Registrant, Depositor, and Portfolio Companies	About Mutual of America and the Separate Account; Underlying Funds in which Our Separate Account Invests; Your Voting Rights for Meetings of the Underlying Funds; Administrative Matters

6. Deductions	Table of Annual Expenses; Charges You or Your Employer Will Pay

7. General Description of Variable Annuity Contracts	Purchasing a Contract and Making Contributions; Your Account Balance in the Separate Account Funds; Our General Account; Where to Contact Us and Give Us Instructions

8. Annuity Period	You May Obtain an Annuity with Your Account Balance

9. Death Benefit	Our Payment of Account Balance to You or a Beneficiary—Death Benefit during the Accumulation Period

10. Purchases and Contract Value	Purchasing a Contract and Making Contributions; Your Account Balance in the Separate Account Funds; Our General Account

11. Redemptions	Your Account Balance in the Separate Account Funds; Our Payment of Account Balance to You or a Beneficiary; Where to Contact Us and Give Us Instructions

12. Taxes	Federal Tax Information for Participants

13. Legal Proceedings	Legal Proceedings

14. Table of Contents of the Statement of Additional Information	Our Statement of Additional Information

Statement of Additional Information Caption
PART B

15. Cover Page	Cover Page

16. Table of Contents	Table of Contents

17. General Information and History	N/A

18. Services	N/A

19. Purchase of Securities Being Offered	Distribution of the Contracts

20. Underwriters	Distribution of the Contracts

21. Calculation of Performance Data	Yield and Performance Information

22. Annuity Payments	N/A

23. Financial Statements	Financial Statements

PROSPECTUS

THRIFT PLAN CONTRACTS—

VARIABLE ACCUMULATION ANNUITY CONTRACTS

FOR THRIFT PLANS

Issued By

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

320 Park Avenue, New York, New York 10022-6839

Through its

SEPARATE ACCOUNT NO. 2

The Contracts—We offer group variable accumulation annuity contracts (“Contracts”) for use by thrift plans or arrangements (“Plans”) of employers in the not-for-profit field (or their associations or trusts) and for-profit employers to assist with retirement and long-term financial planning. This prospectus also includes 401(k) plan contracts. The Contracts are only available to employers who sponsor a Plan and not to individuals. A Plan must:

•	be qualified under Section 401(a) (including Section 401(k)) of the Code, or

•	meet the requirements of Section 403(b) of the Code.

Participants—A Participant or you means a participating employee under a Contract.

Contributions—You make Contributions to your Account Value, and your employer may make Contributions on your behalf, depending on the Plan. Contributions are in the amounts and at the frequency you choose, subject to restrictions in the Plan and under federal tax law provisions.

A Contract can help you accumulate funds for retirement and other long-term financial needs. You may apply your Account Value to provide fixed monthly Annuity Payments that begin at a future date you select.

Investment Alternatives for Your Account—You may allocate your Account Value to any of the Funds of Mutual of America Separate Account No. 2 or to our General Account, unless your Plan restricts allocations. You may transfer all or any part of your Account Value among the available Investment Alternatives at any time, without charge. The Separate Account Funds invest in similarly named funds or portfolios of mutual funds (“Underlying Funds”), which currently are:

•	Mutual of America Investment Corporation (“Investment Company”): Equity Index, All America, Small Cap Value, Small Cap Growth, Mid Cap Value, Mid-Cap Equity Index, Composite, International, Money Market, Mid-Term Bond, Bond, Conservative Allocation, Moderate Allocation, Aggressive Allocation (together, these three Funds may be referred to as the “Allocation Funds”), Retirement Income, 2010 Retirement, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement, and 2055 Retirement Funds (together, these eleven Funds may be referred to as the “Retirement Funds”);

•	Fidelity® Variable Insurance Products (“Fidelity VIP”) Funds: Equity-Income, Asset Manager, Contrafund®, and Mid Cap Portfolios;

•	Vanguard Variable Insurance Fund: Diversified Value Portfolio, International Portfolio and REIT Index Portfolio;

•	American Century Variable Portfolios, Inc.: American Century VP Capital Appreciation Fund;

•	American Funds Insurance Series: New World Fund;

•	Calvert VP: SRI Balanced Portfolio;

•	Deutsche Variable Series I: Capital Growth VIP;

•	Oppenheimer Funds: Oppenheimer Main Street Fund® V/A;

•	PIMCO Variable Insurance Trust: Real Return Portfolio; and

•	T. Rowe Price: Blue Chip Growth Portfolio.

We do not guarantee the investment performance of any Separate Account Fund. You have the entire investment risk, including the risk of a decline in value, for amounts you allocate to a Separate Account Fund. The Underlying Funds, and therefore the Separate Account Funds, will have varying investment returns and performance.

We pay a fixed rate of interest on your Account Value in the General Account, and we change the rate from time to time. This Prospectus describes the Separate Account Fund Investment Alternatives. There is a brief description of the General Account under “Our General Account.”

Statement of Additional Information—You may obtain at no charge a Statement of Additional Information (“SAI”), dated the same date as this Prospectus, about the Contracts and the Separate Account by writing to us at the address at the top of this page or by calling 1-800-468-3785. We have filed the SAI with the Securities and Exchange Commission (“SEC”) and it is incorporated into this Prospectus by reference. The table of contents for the SAI is at the end of this Prospectus for your review. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

Prospectuses—Employers should read this Prospectus carefully before purchasing a Contract and you should read this Prospectus carefully before electing to become a Participant, and you should keep it for future reference. This Prospectus is not valid unless the summary prospectuses of the Underlying Funds, which you also should read, are distributed with it. We distribute the summary prospectuses for the Underlying Funds with this Prospectus, and you should read them for complete information about the Underlying Funds. If you cannot locate the summary prospectuses of the Underlying Funds, which are bound together with this Prospectus, please write to us at the address at the top of this page or call 1-800-468-3785 to request them.

•	Capitalized terms unless otherwise defined in the text are described in the section captioned “Definitions We Use in this Prospectus,” and throughout the Prospectus.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Dated May 1, 2017

This Prospectus is not an offering in any jurisdiction where we may not lawfully offer the Contracts for sale. We have not authorized any person to give any information or to make any representations about the Contracts other than those in this Prospectus. A prospective purchaser who receives unauthorized information or representations must not rely on them to make any purchase decision.

DEFINITIONS WE USE IN THIS PROSPECTUS

Account Value—The value of a Participant’s Accumulation Units in the Separate Account Funds plus the value of amounts held in the General Account for the Participant, during the Accumulation Period. As used in this Prospectus, the term “Account Value” may mean all or any part of your total Account Value.

Accumulation Period—For a Participant, the period under a Contract when Contributions are made or held for the Participant. The Accumulation Period ends at the Annuity Commencement Date, or the date the Participant withdraws the Account Value in full before the Annuity Commencement Date.

Accumulation Unit—A measure we use to calculate the value of a Participant’s interest in each of the Funds of the Separate Account. Each Fund has its own Accumulation Unit value. Values of Accumulation Units for a Valuation Period are determined as of the end of the Valuation Day which occurs during the Valuation Period.

Allocation Funds—the Investment Company Conservative Allocation Fund, Moderation Allocation Fund and Aggressive Allocation Fund.

Annuitant—A person who is receiving Annuity Payments or who will receive Annuity Payments after the Annuity Commencement Date. You must be the Annuitant; and a Beneficiary who has elected to receive a death benefit in the form of an annuity shall be the Annuitant. You or a Beneficiary also may name a joint Annuitant, except that some Plans require the consent of your Eligible Spouse if the Eligible Spouse is not the joint Annuitant. We use the life expectancy of the Annuitant and joint annuitant, if any, as a factor in determining the amount of monthly Annuity Payments for annuities with a life contingency.

Annuity Commencement Date—The date Annuity Payments become payable under a Contract or become payable as the death benefit for a Beneficiary. You, or a Beneficiary entitled to a death benefit, selects the Annuity Commencement Date, or the Annuity Commencement Date may be imposed under federal tax law provisions in certain circumstances. On the Annuity Commencement Date, all of your Account Value is used to provide Annuity Payments. Sometimes referred to as “Benefit Commencement Date” in a Contract.

Annuity Payments—A series of equal monthly payments from us to an Annuitant. The amount of the Annuity Payment will depend on your Account Value on the Annuity Commencement Date and the form of annuity selected.

The Annuity Payments may be for the Annuitant’s life, for a minimum period of time, for the joint lifetime of the Annuitant and the joint Annuitant, or for such other specified period as we may permit.

Beneficiary(ies)—The person(s) named by a Participant to receive (1) during the Accumulation Period, the death benefit under the Contract if the Participant dies, or (2) after the Annuity Commencement Date, any remaining Annuity Payments (or their commuted value) upon the death of the Annuitant and joint annuitant, if any.

Change Date—A date on or after July 1, 2017 when we implement certain reduced Separate Account Annual Expenses eligibility criteria and implement new Separate Account Annual Expenses for Inactive Plans, resulting in changes to the Separate Account Fees for certain Plans.

Code—The Internal Revenue Code of 1986, as amended. Depending on the context, the term Code includes the regulations adopted by the Internal Revenue Service for the Code section being discussed.

Collateralized Loan—A loan made by us, which requires you to hold 120% of the loan amount in the General Account as collateral.

Complete Order—An order is considered to be complete when all of the requirements for the completion of a transaction have been met. This includes receipt by the Company of all information, remittances and notices necessary to process the given transaction. The Company will inform you of the documents required for your transaction.

Contract—The group variable accumulation annuity contracts described in this Prospectus.

Contractholder—For purposes of this Prospectus, the Contractholder will be the employer, an association representing employers, or the trustee(s) of a Plan maintained by one or more employers.

Contributions—Amounts contributed from time to time under a Contract.

Designated Roth Account—An account maintained for Designated Roth Contributions and earnings (or losses) attributable to Designated Roth Contributions. This term, depending on the context in which it is used, includes Designated Roth Rollover Accounts.

Designated Roth Contributions—Contributions irrevocably designated as Designated Roth Contributions described in Section 402A of the Code.

Designated Roth Rollover Account—An account maintained for rollover Designated Roth Contributions and earnings (or losses) attributable to rollover Designated Roth Contributions.

eDocuments—A feature that offers Participants a way to electronically receive communications and reports, such as quarterly statements, prospectuses, and underlying fund and separate account annual and semi-annual reports. When such documents are available, an email notice is sent to the eDocuments subscriber informing him or her of such availability on the secure “My Account” website maintained by the Company. Participants enroll by consenting to receive through eDocuments all of the documents that we deliver electronically, and are provided instructions on revocation of the consent, including the ability to revoke it immediately by calling a specified toll-free number. Revocation of consent applies to all documents provided through the eDocuments program.

Eligible Spouse—The person to whom a Participant or Annuitant is legally married in a marriage recognized under federal law.

Employee Contribution Account—An account maintained for employee Contributions, other than Designated Roth Contributions, and earnings (or losses) attributable to such Contributions.

Employer—An employer named on the face page of the Contract that has purchased a Contract to fund a Plan, or an employer that makes Contributions for its employees under a Contract purchased by a trust or other entity for the benefit of its employees.

Employer Contribution Account—An account maintained for Employer Contributions, and earnings (or losses) attributable to such Contributions.

ERISA—The Employee Retirement Income Security Act of 1974, as amended.

Fidelity VIP Funds—The Equity-Income, Asset Manager, Contrafund®, and Mid Cap and Portfolios of Fidelity® Variable Insurance Products Funds.

Fund (or Separate Account Fund)—One of the subaccounts of the Separate Account. Each Fund is named for the Underlying Fund in which it invests.

General Account (or Interest Accumulation Account)—Assets we own that are not in a separate account, but rather are held as part of our general assets. We sometimes refer to the General Account as the Interest Accumulation Account, because amounts you allocate to the General Account earn interest at a fixed rate that we change from time to time.

IRS—The Internal Revenue Service.

Inactive Plan—A Plan will be considered to be an Inactive Plan as of the last day of a calendar quarter if, prior to or during that calendar quarter, contributions have not been remitted for the Plan for the third consecutive calendar month, or the Contractholder has notified us in writing that the Plan is no longer active, provided that if the Plan is aggregated to determine eligibility for Reduced Fees with a Plan that has remitted contributions during the calendar quarter, the Plan will not be treated as an Inactive Plan. See “Aggregation Rule” in the section “Summary of Information in this Prospectus”.

International Funds—the Investment Company International Fund, American Funds Insurance Series New World Fund and Vanguard Variable Insurance Fund International Portfolio.

Investment Alternatives—The General Account and the Funds of the Separate Account. You may allocate your Contributions and transfer your Account Value among the Investment Alternatives, subject to any limitations under your Plan.

Investment Company—Mutual of America Investment Corporation, the funds of which are Underlying Funds of the Separate Account.

Mutual of America SponsorConnectSM—Mutual of America Life Insurance Company’s online Internet-based administration system that allows employers who log on to a secure website to perform many administrative tasks, such as enrolling new employees in their Plan, removing employees who are no longer participating in that Plan, making contributions, conducting non-discrimination testing, checking Plan balances and employee records and other functions. Prior to the implementation of Mutual of America SponsorConnectSM in 2017, all references to Mutual of America SponsorConnectSM in this prospectus should be read to refer to Hotline Plus, the Company’s previous online Internet-based administration system.

Non-Vested Account Value—The portion of your Account Value attributable to your Employer’s Contributions on your behalf, and earnings on those Contributions, that under your Plan would belong to your Employer if you leave employment before a certain period of time after the Contributions were made.

Participant—An employee or former employee who participates in a Plan and for whom we have received Contributions.

Plan—An Employer-sponsored retirement savings plan (or Thrift plan) for which we issue a Contract, which usually permits employees to make voluntary Contributions. A Plan must satisfy the requirements of:

(1)	Code Section 403(b), in which case it is called a 403(b) Thrift plan; or

(2)	Code Section 401(a), including a plan that meets the requirements of Section 401(k), in which case it is called a 401(a) Thrift or a 401(k) plan.

(3)	Code Section 401(a) or 403(b) for certain defined contribution pension or profit-sharing plans that do not permit employee contributions.

Prime Rate—The rate published in the Wall Street Journal®’s “Money Rates” section, from time to time.

Reduced Fee—The reduced Separate Account Annual Expenses, comprised of the administrative charge, distribution expense charge and expense risk charge, that apply to participants in plans that are eligible for such reduced Separate Account Annual Expenses as set forth in footnote 2 to the TABLES OF ANNUAL EXPENSES on page 5 and Charges You or Your Employer Will Pay.

Retirement Funds—The Investment Company Retirement Income, 2010 Retirement, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement and 2055 Retirement Funds.

Rollover Contributions Account—An account maintained for rollover Contributions other than Designated Roth Contributions (or rollover Designated Roth Contributions) and earnings (or losses) attributable to such Contributions.

Separate Account—Mutual of America Separate Account No. 2, a separate account established by us to receive and invest deposits made under variable accumulation annuity contracts and other variable contracts. The assets of the Separate Account are set aside and kept separate from our other assets.

Separate Account Fund—See “Fund,” above.

SponsorConnect—See Mutual of America SponsorConnectSM, above.

Uncollateralized Loan—A loan made from your vested account balance.

Underlying Funds—The funds or portfolios that are invested in by the Separate Account Funds.

Valuation Day—Each day that the New York Stock Exchange is open for trading, ending at the close of the New York Stock Exchange that day.

Valuation Period—A period beginning immediately after the end of a Valuation Day and ending on the close of the next Valuation Day.

Waived Annual Contract Fee—The waiver of the Annual Contract Fee applicable to plans that use our Mutual of America SponsorConnectSM system and meet the other criteria set forth in footnote 1 to the TABLES OF ANNUAL EXPENSES on page 5 of this Prospectus.

We, us, our, Mutual of America—Refer to “Mutual of America Life Insurance Company.”

You, your—Refer to a Participant.

TABLES OF ANNUAL EXPENSES

The following tables describe the fees and expenses that you will pay upon becoming a Participant, while you are a Participant, and upon transfer or surrender of your Account Value. State Premium Taxes may also be deducted, but we do not currently deduct them. State premium taxes vary and generally are between 0.5%-3.5%.

I.	The first table describes fees and expenses you will pay when you become a Participant, when you surrender your Contract or participation interest or when you transfer your Account Value among Investment Alternatives.

	Maximum	Current
Participant Transaction Expenses
Sales Load Imposed on Purchases	0%	0%
Deferred Sales Load	0%	0%
Surrender Fees	0%	0%
Exchange Fees	0%	0%

II.	The next table describes the fees and expenses you will pay periodically during the time that you are a Participant, not including Underlying Fund fees and expenses. We are revising our reduced Separate Account Annual Expenses eligibility criteria, implementing new Separate Account Annual Expenses for Inactive Plans and changing the Separate Account Annual Expenses for certain Plans commencing on or after July 1, 2017. The date the changes take effect is referred to in this prospectus as the “Change Date.” You should not rely on the figures in the table labeled “Prior to the Change Date” after the Change Date.

A.	Prior to the Change Date

	403(b), 401(a), 401(k)
	Maximum	Standard		Tier 1 Reduced Fees (2)		Tier 2 Reduced Fees (2)		Tier 3 Reduced Fees (2)
Annual Contract Fee	$24	$24(1)		$24(1)		$24(1)		$24(1)
Separate Account Annual Expenses (as a percentage of average net assets)
Expense Risk Fee	up to 2.00%(4)	.20%		.15%		.15%		.20%
Administrative Charges	up to 2.00%(4)	.50%		.10%		.15%		.20%
Distribution Expense Charge	up to 2.00%(4)	.50%		.10%		.15%		.20%

Total Separate Account Annual Expenses	2.00%	1.20%	(3)	.35%	(3)	.45%	(3)	.60%	(3)

(1)	Annual Contract Fee. The Annual Contract Fee of $24.00 is charged at a rate of $2 per month. When referring to the monthly installment of the Annual Contract Fee we use the term “Monthly Participant Charge.” Unless you use eDocuments, a feature that offers Participants a way to electronically receive communications and reports (See “Definitions we use in this Prospectus” for a description of eDocuments) you pay the lesser of a monthly amount of $2.00, or 1/12 of 1.00% of your Account Value. If you have a Designated Roth Account, the fee will be deducted from your contributions and earnings portions of such account on a pro rata basis. An employer may elect to pay your monthly charges, in which case we do not deduct the Monthly Participant Charge. We currently do not impose this charge each month if you meet the conditions listed in “Charges You or Your Employer Will Pay—Monthly Participant Charge.”

(2)	Reduced Fees. Plans may become eligible for the Tier 1 Reduced Fee, Tier 2 Reduced Fee and Tier 3 Reduced Fee if they have minimum amounts of assets in the Separate Account ($20 million for the Tier 1 Reduced Fee, $5 million for the Tier 2 Reduced Fee and $2 million for the Tier 3 Reduced Fee) and satisfy the other criteria specified in “Charges You or Your Employer Will Pay” and “Charges Under the Contracts.”

(3)	Adviser Reimbursements. All Contracts with assets invested in the American Century VP Capital Appreciation Fund, PIMCO Variable Insurance Trust Real Return Portfolio, Fidelity VIP Funds and T. Rowe Price Blue Chip Growth Portfolio qualify for a reduction in the Separate Account fees they pay with respect to the assets invested in such funds equal to reimbursements we receive from service providers to those funds. For more information see “Charges You or Your Employer Will Pay” and “Charges under the Contracts.”

(4)	Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% in the aggregate.

B.	On and after the Change Date

	403(b), 401(a), 401(k)
	Maximum		Standard		Tier 1 Reduced Fees (2)		Tier 2 Reduced Fees (2)
Annual Contract Fee	$24		$24(1)		$24(1)		$24(1)
Separate Account Annual Expenses (as a percentage of average net assets)
Expense Risk Fee	up to 2.00%(5)		.20%		.15%		.15%
Administrative Charges	up to 2.00%(5)		.60%		.05%		.10%
Distribution Expense Charge	up to 2.00%(5)		.55%		.05%		.10%

Total Separate Account Annual Expenses	2.00%		1.35%	(4)	.25%	(4)	.35%	(4)

	403(b), 401(a), 401(k)
	Tier 3 Reduced Fees (2)		Tier 4 Reduced Fees (2)		Tier 5 Reduced Fees (2)		Inactive Plans (3)
Annual Contract Fee	$24(1)		$24(1)		$24(1)		$24(1)
Separate Account Annual Expenses (as a percentage of average net assets)
Expense Risk Fee	.15%		.20%		.20%		.20%
Administrative Charges	.15%		.20%		.40%		1.10%
Distribution Expense Charge	.15%		.20%		.35%		.35%

Total Separate Account Annual Expenses	.45%	(4)	.60%	(4)	.95%	(4)	1.65%	(4)

(1)	Annual Contract Fee. The Annual Contract Fee of $24.00 is charged at a rate of $2 per month. When referring to the monthly installment of the Annual Contract Fee we use the term “Monthly Participant Charge.” Unless you use eDocuments, a feature that offers Participants a way to electronically receive communications and reports (See “Definitions we use in this Prospectus” for a description of eDocuments) you pay the lesser of a monthly amount of $2.00, or 1/12 of 1.00% of your Account Value. If you have a Designated Roth Account, the fee will be deducted from your contributions and earnings portions of such account on a pro rata basis. An employer may elect to pay your monthly charges, in which case we do not deduct the Monthly Participant Charge. We currently do not impose this charge each month if you meet the conditions listed in “Charges You or Your Employer Will Pay—Monthly Participant Charge.”

(2)	Reduced Fees. Plans may become eligible for the Tier 1 Reduced Fee, Tier 2 Reduced Fee, Tier 3 Reduced Fee, Tier 4 Reduced Fee or Tier 5 Reduced Fee if they have minimum amounts of assets in the Separate Account and the General Account combined ($50 million for the Tier 1 Reduced Fee, $25 million for the Tier 2 Reduced Fee, $5 million for the Tier 3 Reduced Fee, $2 million for the Tier 4 Reduced Fee and $1 million for the Tier 5 Reduced Fee) and satisfy the other criteria specified in “Charges You or Your Employer Will Pay” and “Charges Under the Contracts.”

(3)	Inactive Plans. An Inactive Plan will no longer be eligible for Standard separate account annual charges or Reduced Fees as of the last day of the quarter in which it became an Inactive Plan. For more information see “Charges You or Your Employer Will Pay” and “Charges under the Contracts.”

(4)	Adviser Reimbursements. All Contracts with assets invested in the American Century VP Capital Appreciation Fund, PIMCO Variable Insurance Trust Real Return Portfolio, Fidelity VIP Funds and T. Rowe Price Blue Chip Growth Portfolio qualify for a reduction in the Separate Account fees they pay with respect to the assets invested in such funds equal to reimbursements we receive from service providers to those funds. For more information see “Charges You or Your Employer Will Pay” and “Charges under the Contracts.”

(5)	Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% in the aggregate.

III.	Loan Charges and Interest. The next table describes the fees and expenses that you will pay if your Plan offers loans and you take out a loan.

Loan Charges and Interest—403(b) 401(a) and 401(k)

		Uncollateralized Loans (2)
	Collateralized Loans (1)	Payroll Deduction	Home Billing
Maximum Loan Interest	Interest Rate Credited to Amounts held in the General Account +3%	Prime Rate+1%	Prime Rate +1%
Origination Fees	N/A	$75	$350
Annual Loan Fees	N/A	$15	N/A
Late Fees	Lesser of $15 or 5% of payment 30-days past due(3)	N/A	Lesser of $15 or 5% of payment 30-days past due

(1)	Collateralized Loans. For Collateralized Loans (non-trusteed loans) the Loan Rate is 3% higher than the interest rate we credit to amounts held in the General Account and you will continue to be credited with interest on the amounts held in the General Account. The loan interest rate is subject to change as the interest rate we credit to amounts held in the General Account changes. The amount held in the General Account as collateral for a collateralized loan must be equal to 120% of the loan amount. See “Loans,” “Charges under the Contracts” and “Charges You or Your Employer Will Pay” for more details.

(2)	Uncollateralized Loans. For uncollateralized loans, where a Trustee has been appointed, (a) for loans repaid by payroll deduction we charge an origination fee of $75.00 and an annual fee of $15.00 per year and (b) for loans paid through home billing we charge an origination fee of $350.00. The origination fees, and the annual fees through the stated maturity of an uncollateralized loan repaid by payroll deduction, are collected at the time the loan is originated and deducted from the loan proceeds. The loan amount is withdrawn from your Account Value and you pay interest at the Prime Rate +1% to your Account. As such, we do not receive any portion of the interest paid. The interest rate for each loan you take is determined at the time you take the loan and remains fixed for the life of that loan. See “Loans,” “Charges under the Contracts” and “Charges You or Your Employer Will Pay” for more details.

(3)	Late Fees. Late fees only relate to home billing because repayment by payroll deduction ensures timely payment.

IV.	Underlying Fund Expenses. The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay during the time that you are a Participant. (Underlying Fund expenses may vary from year to year.) These are based on the actual charges incurred by the Underlying Funds during 2016 before any expense reimbursement. You should refer to the summary prospectus of each Underlying Fund for more details concerning the Underlying Fund’s fees and expenses.

	Maximum	Minimum
Total Annual Underlying Fund Operating Expenses (expenses deducted from Underlying Fund assets, including management fees and other expenses, as a percentage of average net assets	1.00%	.15%

Example

The Example below is intended to help you compare the cost of being a Participant with the cost of investing in other variable annuity contracts if we were to raise our current fees and expenses to the maximum amounts. These costs include Participant transaction expenses, Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses. The Example assumes that you invest $10,000 under a Contract for the time periods indicated and that your investment has a 5% annual rate of return each year.

We do not impose a surrender charge when you make a withdrawal of Account Value. As a result, the expenses would be the same whether or not you surrender the Account Value, or apply the Account Value for the purchase of an annuity (annuitize), at the end of the applicable time period.

Example Based on Maximum Costs.    This example also assumes the maximum fees and expenses of the Underlying Funds during 2016, with the maximum Annual Contract Fee and the maximum Separate Account Annual Expenses shown in the Table of Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
403(b)/401(a)/(k) Maximum(1)	$322	$1,015	$1,780	$4,051

(1)	Assumed Annual Contract Fee of $14.29 per $10,000 of Separate Account value and an average account balance of $16,797.

Accumulation Unit Values for the Separate Account Funds

For information about the Accumulation Unit values of each of the Separate Account Funds over a period of time, you should see Appendix A to this Prospectus. The Unit values reflect the investment performance and expenses of the Underlying Funds and the charges we assess on the assets of the Separate Account Funds. You may obtain a copy of the Separate Account’s most recent annual financial statements by calling us at 1-800-468-3785.

SUMMARY OF INFORMATION IN THIS PROSPECTUS

The discussion below is a summary of information in the Prospectus. The references in the Summary direct you to particular sections in the Prospectus where you will find more detailed explanations. This Prospectus describes all of the Contracts, and their material features and benefits, and your rights and obligations under such Contracts.

Contracts We Offer

We offer the Contracts in connection with employer-sponsored plans to assist with retirement and long-term financial planning by both for-profit and not-for-profit employers and their employees. Refer to “Purchasing a Contract and Making Contributions—Purchase of a Contract; Participation.” The types of thrift plans or arrangements for which we will issue a Contract are:

1.	403(b) Thrift Contract (called a Thrift Plan or a 403(b) Thrift Plan).

We issue Contracts to Employers to fund annuity purchase arrangements that meet the requirements of Section 403(b) of the Code. A Contractholder must be a tax-exempt organization under Code Section 501(c)(3) or an eligible public school or college, or an association that represents that type of tax-exempt organization or eligible public school or college or its employees.

Under a 403(b) Thrift Plan Contract, you ordinarily make Contributions through a voluntary salary reduction arrangement, and your Contributions are “pre-tax.” If permitted by your Employer’s Plan, you may also make Designated Roth Contributions. Such Contributions are made “after-tax.” If certain rules under the Code are satisfied, distributions of Designated Roth Contributions and any earnings thereon, will be tax-free. Your Employer may match all or part of these Contributions, under a fixed matching formula (such as a set percentage). You may make additional Contributions that your Employer does not match, subject to limits contained in the Code, or the Plan. An Employer may make non-matched Contributions, and a formula set forth in the Plan will determine how those Contributions are allocated to Participants. Some Plans permit only Employer Contributions. Your Employer’s Plan may require that you be automatically enrolled if you fail to make an affirmative election to opt out of the participation in the Plan by a specified date. In that event, the Employer would provide advance written notice of the automatic enrollment provision, including the date that contributions would commence and the default investment fund to which contributions would be applied.

For federal income tax purposes, you may exclude Contributions, other than Designated Roth Contributions, from gross income within the limits provided under Section 403(b).

2.	401(a) Thrift Plan or 401(k) Profit Sharing Plan.

We issue Contracts to fund annuity benefits under retirement plans that qualify for special federal income tax treatment under Section 401(a) of the Code, including retirement plans that also meet the requirements of Section 401(k) of the Code. A Contractholder typically is an Employer that has adopted a 401(a) Plan, although the Contractholder may be the trustees of the Plan if a Plan provides for a trust.

Depending on the type of Plan, you make Contributions:

•	For 401(a) Plans through a voluntary payroll deduction arrangement with the Employer, where the Contributions are “after-tax” (but not Designated Roth Contributions), meaning you may not deduct or exclude them from your gross income, or

•	For 401(k) Plans through a salary reduction agreement with the Employer, where the Contributions are “pre-tax,” meaning you may exclude them from your gross income within the limits of Code Section 401(k).

•	For 401(k) Plans, if permitted by your Employer’s Plan, you may also make Designated Roth Contributions.

The Employer may match all or a portion of your Contributions, under a specific matching Contribution formula (such as a set percentage). You may make additional Contributions that your Employer does not match. An Employer also may specify or annually declare a non-matched amount to be allocated among Participants under a specific formula set forth in the Plan. Your Employer’s Plan may require that you be automatically enrolled if you fail to make an affirmative election, by a specified date, not to participate in the Plan. In that event, the Employer would provide advance written notice of the automatic enrollment provision, including the date that contributions would commence and the default investment fund to which contributions would be applied.

We also issue Contracts to fund defined contribution pension and profit-sharing plans that qualify under Code Section 401(a), and some of these Plans may provide for Employer Contributions only.

Contributions during the Accumulation Period

Your Contributions and your Employer’s Contributions on your behalf may be in the amounts and made at the times a Plan permits or requires. Your Contributions also must be in the amounts and at a frequency the Employer agrees to, based on your payroll period.

Minimum Required.    Your Plan may specify a minimum amount of Contributions.

Limits on Amounts.    The maximum annual Contributions are the amounts permitted under the Code for the type of Plan or arrangements funded by the Contract. Refer to “Purchasing a Contract and Making Contributions—Payment of Contributions” and “Federal Tax Information.”

Investment Alternatives for Your Account Value

You may allocate Contributions among the Investment Alternatives, subject to any restrictions contained in your Employer’s Plan. At any time, you may change your allocation instructions for future Contributions and transfer all or part of your Account Value among the available Investment Alternatives.

The General Account.    We pay interest on the portion of your Account Value allocated to our General Account at a rate of interest determined from time to time by us. We have the full investment risk for amounts you allocate to the General Account. We sometimes refer to the General Account as the Interest Accumulation Account.

This Prospectus serves as a disclosure document for the Separate Account Investment Alternatives under the Contracts. Refer to “Our General Account” for a brief description of the General Account.

The Separate Account.    The Separate Account has Funds, or sub-accounts. The name of each Fund corresponds to the name of its Underlying Fund. When you allocate Contributions or transfer Account Value to a Separate Account Fund, the Fund purchases shares in its Underlying Fund. A Separate Account Fund is called a “variable option,” because you bear the investment risk that your Account Value in the Fund will increase or decrease based on the investment performance of the Underlying Fund.

Underlying Funds

The Separate Account Funds currently invest in thirty-nine Underlying Funds, which have different investment objectives, investment policies and risks. Please refer to “Underlying Funds in which Our Separate Account Invests” for more information about the Underlying Funds’ investment objectives, and to the prospectuses of the Underlying Funds that are distributed with this Prospectus.

Charges under the Contracts

We deduct several charges from the net assets of each Separate Account Fund. Refer to “Charges You or Your Employer Will Pay.” Prior to the Change Date, Plans are eligible for the Tier 1 Reduced Fee ($20 million in Separate Account assets), the Tier 2 Reduced Fee ($5 million in Separate Account assets), or the Tier 3 Reduced Fee ($2 million in Separate Account assets) as discussed in more detail below and in “Charges You or Your Employer Will Pay.” On and after the Change Date, Plans are eligible for the Tier 1 Reduced Fee ($50 million in total assets), Tier 2 Reduced Fee ($25 million in total assets), the Tier 3

Reduced Fee ($5 million in total assets), Tier 4 Reduced Fee ($2 million in total assets) or the Tier 5 Reduced Fee ($1 million in total assets) as discussed in more detail below and in “Charges You or Your Employer Will Pay.” On and after the Change Date, Inactive Plans will be subject to a higher level of Separate Account Annual Expenses. In addition, all Contracts with assets invested in the American Century VP Capital Appreciation Fund, PIMCO Variable Insurance Trust Real Return Portfolio, Fidelity VIP Funds and the T. Rowe Price Blue Chip Growth Portfolio, without any requirement that they have a minimum amount of assets in the Separate Account, qualify for a reduction in the Annual Separate Account Expenses equal to the reimbursement we receive from service providers to those funds, as is discussed in more detail below and in “Charges You or Your Employer Will Pay.”

Together, these charges are referred to as the Total Separate Account Annual Expenses. The Total Separate Account Annual Expenses are:

Standard Fees and Maximum Fees:

Prior to the Change Date, the standard Separate Account charges, totaling 1.20%, subject to reduction as noted below for assets in the American Century VP Capital Appreciation Fund, PIMCO Variable Insurance Trust Real Return Portfolio, Fidelity VIP Funds and T. Rowe Price Blue Chip Growth Portfolio, include:

•	An administrative expense charge at an annual rate of 0.50%;

•	A charge at an annual rate of 0.50% for expenses related to the distribution of the Contracts; and

•	A charge at an annual rate of 0.20% for assuming certain expense risks under the Contracts.

On and after the Change Date, the standard Separate Account charges, totaling 1.35%, subject to reduction as noted below for assets in the American Century VP Capital Appreciation Fund, PIMCO Variable Insurance Trust Real Return Portfolio, Fidelity VIP Funds and T. Rowe Price Blue Chip Growth Portfolio, include:

•	An administrative expense charge at an annual rate of 0.60%;

•	A charge at an annual rate of 0.55% for expenses related to the distribution of the Contracts; and

•	A charge at an annual rate of 0.20% for assuming certain expense risks under the Contracts.

The administrative expense charge and the distribution expense charge are reduced by reimbursements from certain fund advisers. See “Charges You or Your Employer Will Pay.”

The maximum Separate Account charges that may be charged under the Contracts are 2.00%. Each of the administrative expense charge, the distribution expense charge and the expense risk charge may be increased, but only to an aggregate of 2.00% for all such charges.

Reduced Fees Prior to the Change Date

Plans remitting Contributions and using Mutual of America SponsorConnectSM are eligible for Reduced Fees based on the assets in the Separate Account:

	Separate Account Assets	Separate Account Annual Expenses
Tier 1 Reduced Fee	$20 million	.35%
Tier 2 Reduced Fee	$5 million	.45%
Tier 3 Reduced Fee	$2 million	.60%

For more important details about eligibility for Reduced Fees, loss of eligibility for Reduced Fees and the effect of the Reduced Fees on fees for assets invested in the American Century VP Capital Appreciation Fund, PIMCO Variable Insurance Trust Real Return Portfolio, Fidelity VIP Funds and T. Rowe Price Blue Chip Growth Portfolio, see Charges You or Your Employer Will Pay.

Aggregation Rule Prior to the Change Date.    We aggregate the assets of the Employer’s 403(b), 401(k), 401(a) and governmental 457(b) defined contribution plans in any of our separate accounts to determine the Employer’s eligibility for Reduced Fees. Any entity affiliated with an Employer that is participating in the

Employer’s Plan, will be eligible for Reduced Fees provided that the aggregated Separate Account assets of the Employer and the affiliated entities in the Employer’s Plan meet the eligibility criteria for the applicable Reduced Fees and the Employer’s Plan is remitting premiums and using Mutual of America SponsorConnectSM. We will aggregate the Separate Account assets of Employer Plans that are maintained by a ‘controlled group’ of companies or entities, which includes a group of corporations under section 414(b), a group of trades or businesses under common control under section 414(c), or an affiliated service group under section 414(m) of the Internal Revenue Code of 1986 and that, in accordance with the instructions for Form 5500, file Form 5500 with the Employee Benefits Security Administration as a ‘controlled group.’ For plans that do not file Form 5500s, we will aggregate Separate Account assets of plans maintained by a controlled group, as defined under Treas. Reg. 1.414(c)-5, upon written representation from the employer as to its status as a controlled group.

Reduced Fees On and After the Change Date

Plans remitting Contributions and using Mutual of America SponsorConnectSM are eligible for Reduced Fees based on the total assets in the Separate Account and the General Account:

	Total Assets	Separate Account Annual Expenses
Tier 1 Reduced Fee	$50 million	.25%
Tier 2 Reduced Fee	$25 million	.35%
Tier 3 Reduced Fee	$5 million	.45%
Tier 4 Reduced Fee	$2 million	.60%
Tier 5 Reduced Fee	$1 million	.95%

For more important details about eligibility for Reduced Fees, loss of eligibility for Reduced Fees and the effect of the Reduced Fees on fees for assets invested in the American Century VP Capital Appreciation Fund, PIMCO Variable Insurance Trust Real Return Portfolio, Fidelity VIP Funds and T. Rowe Price Blue Chip Growth Portfolio, see Charges You or Your Employer Will Pay.

Aggregation Rule On and After the Change Date.    We aggregate the total assets of the Employer’s 403(b), 401(k), 401(a) and governmental 457(b) defined contribution plans in any of our separate accounts and the General Account to determine the Employer’s eligibility for Reduced Fees. Any entity affiliated with an Employer that is participating in the Employer’s Plan, will be eligible for Reduced Fees provided that the aggregated total assets of the Employer and the affiliated entities in the Employer’s Plan meet the eligibility criteria for the applicable Reduced Fees and the Employer’s Plan is remitting premiums and using Mutual of America SponsorConnectSM. We will aggregate the total assets of Employer Plans that are maintained by a ‘controlled group’ of companies or entities, which includes a group of corporations under section 414(b), a group of trades or businesses under common control under section 414(c), or an affiliated service group under section 414(m) of the Internal Revenue Code of 1986 and that, in accordance with the instructions for Form 5500, file Form 5500 with the Employee Benefits Security Administration as a ‘controlled group.’ For plans that do not file Form 5500s, we will aggregate the total assets of plans maintained by a controlled group, as defined under Treas. Reg. 1.414(c)-5, upon written representation from the employer as to its status as a controlled group.

Separate Account Charges for Inactive Plans On and After the Change Date.    The Separate Account charges for a Contract funding an Inactive Plan are 1.65%. A Plan will be considered to be an Inactive Plan as of the last day of a calendar quarter if, prior to or during that calendar quarter, contributions have not been remitted for the Plan for the third consecutive calendar month, or the Contractholder has notified us that the Plan is no longer active, provided that if the Plan is aggregated to determine eligibility for Reduced Fees with a Plan that has remitted contributions during the calendar quarter, the Plan will not be treated as an Inactive Plan.

Annual Contract Fees.    We also deduct from your Account Value an Annual Contract Fee on a monthly basis. The monthly charge is $2.00 if you have an Account Value of $2,400 or more at the end of the month, or 1/12 of 1% of the Account Value at the end of the month if your Account Value is less than $2,400 at the end of the month (which will be less than $2.00). We do not impose the Annual Contract Fee on a monthly basis for any month that your Account Value at the end of the month is less than $300.

•	Waiver of Contract Fee for eDocuments Participants. We offer eDocuments, a feature that offers Participants a way to electronically receive communications and reports (see “Definitions we use in this Prospectus” for a definition of eDocuments). We do not impose the Annual Contract Fee on a monthly basis if you elect to use eDocuments. If you subsequently discontinue using eDocuments, we will reimpose the Annual Contract Fee on a monthly basis.

•	Waiver of Contract Fee for Certain Plans. We do not impose the Annual Contract Fee on a monthly basis for any month in which a Plan has at least $15 million in Contract assets as of the last day of the month and is using our Mutual of America SponsorConnectSM system. For purposes of meeting the $15 million threshold to qualify for this waiver, certain affiliated plans are aggregated.

Loan Charges.    If your Employer’s Plan allows participant loans, you may borrow using your Account Value. See Loans.

•	If your Plan provides Collateralized Loans, it means that we will make the loan to you and you will be required to hold 120% of the loan amount in the General Account as collateral. If you take a Collateralized Loan from your Account Value, the net loan interest rate is 3.00%, which represents the difference between the interest charged on a loan and the maximum credited rate for collateral held in the General Account. For a Collateralized Loan, there are no origination or other fees.

•	If your Plan provides Uncollateralized Loans, also known as trusteed loans, it means that the loan amount will be withdrawn from your Account Value and paid to you, and the interest you pay on the loan will be credited to your account. If you take an Uncollateralized Loan from your Account Value, the interest rate you pay will be the prime rate +1%. For Uncollateralized Loans, there are fees based on the method of repayment, as explained in more detail in your Contract:

•	For payroll deduction loan payments there is a $75 origination fee and a $15 annual fee.

•	For home billing there is a $350 origination fee, and no annual fee. You may also incur late fees of the lesser of $15 or 5% of the past due payment if your payment is not received within 30 days of the due date.

For collateralized loans, the amount held in the General Account as collateral must equal 120% of the loan amount.

Expenses of the Underlying Funds.    A Separate Account Fund’s value is based on the shares it owns of the Underlying Funds. As a result, the investment management fees and other expenses the Underlying Funds pay will impact the value of the Separate Account Funds. You should refer to the prospectuses of the Underlying Funds for a complete description of their fees and expenses.

Employer Charges

We provide varying levels of Plan-related administrative services to Employers that have adopted 401(k), 401(a) and 403(b) Plans and charge such Employers sponsoring 401(k), 401(a) and 403(b) Plans a monthly fee subject to a waiver, if applicable. The fees charged to Employers for such administrative services will vary based on the service model selected by the Employer. The specific services and all applicable charges will be set forth in notices to Employers.

Transfers and Withdrawals of Account Value

During the Accumulation Period, you may transfer all or a portion of your Account Value among the Investment Alternatives, unless your Plan limits transfers or restricts Contributions to only the General Account. If you have a loan under a Plan secured by all or part of your Account Value, we restrict your transfer or withdrawal from the General Account of the loan collateral security amount. Amounts held in a Designated Roth Account currently cannot serve as collateral for a loan. In certain 401(k) Plans, loans may be made under a trust, which may not be secured by any amounts held under a contract. Refer to “Our Payment of Account Value to You or a Beneficiary—Your Right to Transfer Among Investment Alternatives.”

During the Accumulation Period, you may withdraw all or a portion of your Account Value under the circumstances set forth in the Code and the Plan. You generally may not withdraw your Account Value until you have reached the age of 59 1⁄2 or terminated employment with the Employer. If you are married, you may need the consent of your Eligible Spouse in order to make a withdrawal. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you or electronically transfer funds to your bank account where available. Refer to “Our Payment of Account Value to You or a Beneficiary—Your Right to Make Withdrawals, including by Specified Payments.”

Under our Specified Payments Option, if you are eligible to make withdrawals you may instruct us to withdraw a certain amount (at least $100) each month from the Investment Alternatives you name. You must be age 59 1⁄2 or older, or have terminated employment with the plan sponsor after first reaching age 55, to elect this Option.

We do not charge a fee for withdrawals or partial withdrawals. You may have taxable income upon any withdrawal of your Account Value. You will be taxed at ordinary income tax rates on the amount withdrawn, except for the portion of the withdrawal that is considered to be a return of your after-tax Contributions (if any), or if it is a qualified withdrawal of Designated Roth Amounts. The taxable portion of withdrawals may be subject to a 10% tax penalty, unless you have reached the age of 59 1⁄2, are disabled or in certain other circumstances. Refer to “Federal Tax Information.”

The Code imposes minimum distribution requirements for the Contracts, when you reach a certain age or in some other circumstances. You may be required to make withdrawals of Account Value, or may choose to begin receiving Annuity Payments, to meet the minimum distribution requirements.

How to Make Allocation Changes, Transfers and Withdrawals

In Writing.    You must give instructions on our forms, and in accordance with our procedures, to change the allocations among Investment Alternatives for future Contributions, to transfer your Account Value among Investment Alternatives or to make withdrawals from your Account Value. Certain withdrawals require the written consent of the Eligible Spouse. Refer to “Where To Contact Us and Give Us Instructions.”

By Telephone or Internet.    You may call us at 1-800-468-3785 or visit our website at www.mutualofamerica.com to obtain information about your Account Value, to change the allocations among Investment Alternatives for future Contributions and to transfer your Account Value among Investment Alternatives. You will be required to use a password to access our website, and to provide your personal identification number (PIN) and identifying personal information to provide instructions by telephone. You may not use our toll-free number or website to place orders for the transfer of your Account Value to the Investment Company International Fund, the American Funds Insurance Series New World Fund, or the Vanguard Variable Insurance Fund International Portfolio (“Vanguard International Fund”) (together, these Funds may be referred to as the “International Funds”). Transfers into any of the International Funds can be made only in writing and by United States Postal Service (“U.S.P.S.”) regular mail to our Boca Raton Financial Transaction Processing Center. You may not make withdrawals by telephone or Internet. Refer to “Where to Contact Us and Give Us Instructions.”

Our Home Office, Processing Center and Regional Offices.    Our home office address is 320 Park Avenue, New York, New York 10022-6839. The address for our Withdrawal Processing Center, where withdrawals are processed (refer to “Where You Should Direct Requests”) and for our Financial Transaction Processing Center, where you may send requests for allocation changes or transfers among Investment Alternatives and written requests for transfer into any of the International Funds by U.S.P.S. regular mail, is 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598. You may obtain the address of the Regional Office that provides services for your Contract by calling 1-800-468-3785 or by visiting our website at www.mutualofamerica.com.

Confirmation Statements.    We will send you confirmation statements (which may be part of your quarterly statements) for your allocation instruction changes, except when made via our website, and for Contributions by you or by your employer on your behalf, transfers of Account Value and withdrawals of Account Value. You must promptly notify us of any error in a confirmation statement or you will give up your right to have us correct the error. Refer to “Administrative Matters—Confirmation Statements to Participants.”

Death Benefits during the Accumulation Period

If you die before the Annuity Commencement Date, we will pay a death benefit to your Beneficiary. If you have an Eligible Spouse, your Eligible Spouse will generally be the Beneficiary unless the Eligible Spouse has consented in writing to the designation of another Beneficiary.

The amount of the death benefit will be your Account Value (less outstanding loans and interest) as of the date we receive proof of death and all other documentation necessary for us to process the death benefit request. The death benefit will be paid in accordance with the election of the Beneficiary(ies). The Beneficiary will select the form of death benefit, which may be a single sum, a form of annuity or fixed payments. Refer to “Our Payment of Account Value to You or a Beneficiary—Death Benefit during the Accumulation Period” and “Federal Tax Information.”

Annuity Commencement Date and Amount of Monthly Payment

You may select the Annuity Commencement Date, which must be the first of a month. Generally, the Plans require that you must have reached the age of 55 to begin receiving Annuity Payments, unless the Annuity Payments are to your spouse under a Qualified Joint and Survivor Annuity form when the Participant’s Eligible Spouse is the joint Annuitant and you die when your spouse is under age 55. The Annuity Payments will be fixed at the same amount every month and will be based on your Account Value at the Annuity Commencement Date, the form of annuity you select, the annuity purchase rates in effect for your Contract, and your age. We guarantee that the monthly amount of the Annuity Payments, for the form of annuity selected, will be the better of the guaranteed purchase rate in the Contract or the then-current annuity purchase rate at the time of your Annuity Commencement Date. Refer to “You May Obtain an Annuity with Your Account Value.”

Forms of Annuity Available.    We offer several forms of annuity, some of which have guaranteed minimum time periods for payments. Under some forms, you will be the Annuitant and may name another person as the joint Annuitant. If you die (and the joint Annuitant dies, if the form is a joint and survivor annuity) before the minimum period has ended, the Beneficiary will receive any remaining Annuity Payments due. A life annuity protects you from outliving the time period for receiving monthly payments, because the payments continue for your life.

You may select the annuity form when you designate the Annuity Commencement Date. If you are married, you and your Eligible Spouse will receive a joint and survivor annuity, unless your spouse consents in writing to another form of annuity. Refer to “You May Obtain an Annuity with Your Account Value—Available Forms of Annuity.”

ABOUT MUTUAL OF AMERICA AND THE SEPARATE ACCOUNT

We are obligated to pay all amounts required on the part of the insurer under the Contracts. We are a mutual life insurance company organized under the laws of the state of New York and we are authorized to transact business in 50 states and the District of Columbia. Our home office address is 320 Park Avenue, New York, New York 10022.

We were incorporated in 1945 as a non-profit retirement association to provide retirement and other benefits for non-profit organizations and their employees in the health and welfare field. In 1978 we reorganized as a mutual life insurance company, and now serve for-profit organizations, not-for-profit organizations, their employees and individuals.

We provide group and individual life insurance, annuities and related services for the pension, retirement, and long-range savings needs of organizations, their employees and individuals. We invest the assets we derive from our business as permitted under applicable state law. As of December 31, 2016, we had total assets, on a consolidated basis, of approximately $19.1 billion. We are registered as a broker-dealer under the Securities Exchange Act of 1934, and as an investment adviser under the Investment Advisers Act of 1940.

Our operations as a life insurance company are reviewed periodically by various independent rating agencies. These agencies, such as A.M Best Company, S&P Global Ratings and Fitch Ratings, publish their ratings. From time to time we reprint and distribute the rating reports in whole or in part, or summaries of them, to the public. The ratings concern our operation as a life insurance company and do not imply any guarantees of performance of the Separate Account.

We have no support agreements with, or guarantees from, third parties for the payment of benefits under our Contracts. We are responsible for the payment of all such benefits.

Our Separate Account

We established the Separate Account under a resolution adopted by our Board of Directors on September 22, 1983. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). The SEC does not supervise the management or investment practices or policies of the Separate Account or Mutual of America. The 1940 Act, however, does regulate certain actions by the Separate Account.

We divide the Separate Account into distinct Funds. Each Fund invests its assets in an Underlying Fund, and the name of each Separate Account Fund reflects the name of the corresponding Underlying Fund. See “Underlying Funds in which our Separate Account Invests,” below.

The assets of the Separate Account are our property. The Separate Account assets attributable to Participants’ Account Values and any other annuity contracts funded through the Separate Account cannot be charged with liabilities from other businesses that we conduct. The income, capital gains and capital losses of each Fund of the Separate Account are credited to, or charged against, the net assets held in that Fund. We separately determine each Fund’s net assets, without regard to the income, capital gains and capital losses from any of the other Funds of the Separate Account or from any other business that we conduct.

The Separate Account and Mutual of America are subject to supervision and regulation by the Superintendent of Financial Services of the State of New York, and by the insurance regulatory authorities of each state.

Other Variable Annuity Contracts We Issue

In addition to the Contracts described in this Prospectus, we offer other individual and group variable annuity contracts, some of which are not described in this Prospectus but which also participate in the Separate Account.

UNDERLYING FUNDS IN WHICH OUR SEPARATE ACCOUNT INVESTS

Below are summaries of the Underlying Funds’ investment objectives and certain investment policies. The Underlying Funds may not achieve their objectives, and your Account Value allocated to any of the Funds may decline in value. The Underlying Funds sell their shares to the separate accounts of insurance companies and do not offer them for sale to the general public. Mutual of America Investment Corporation sells its shares only to the separate accounts of Mutual of America Life Insurance Company and to American Separate Accounts No. 2 and No. 3.

You will find more detailed information about the Underlying Funds in their current summary prospectuses, which are attached to this Prospectus. You should read each prospectus carefully for a complete evaluation of the Underlying Funds, their investment objectives, principal investment strategies and the risks related to those strategies before investing.

Shared and Mixed Fund Arrangements.    Shares of the Underlying Funds currently are available to the separate accounts of a number of insurance companies for both variable annuity and variable life insurance products. The Board of Directors (or Trustees) of each Underlying Fund is responsible for monitoring that Fund for the existence of any material irreconcilable conflict between the interests of participants in all separate accounts that invest in the Fund. The Board must determine what action, if any, the Underlying Fund should take in response to an irreconcilable conflict. If we believe that a response does not sufficiently protect our Contractholders or Participants, we will take appropriate action, and we may modify or reduce the Investment Alternatives available to you.

Underlying Funds

Mutual of America Investment Corporation

Portfolio Name	Objective
Equity Index Fund	The Fund seeks investment results that correspond to the investment performance of the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”*).
All America Fund	The Fund seeks to outperform the S&P 500® Index by investing in a diversified portfolio of primarily common stocks.
Small Cap Value Fund	The Fund seeks capital appreciation.
Small Cap Growth Fund	The Fund seeks capital appreciation
Mid Cap Value Fund	The Fund seeks capital appreciation and, to a lesser extent, current income.
Mid-Cap Equity Index Fund	The Fund seeks investment results that correspond to the investment performance of the S&P MidCap 400® Index.
Composite Fund	The Fund seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.
International Fund	The Fund seeks capital appreciation.
Money Market Fund	The Fund seeks current income to the extent consistent with maintenance of liquidity, investment quality and stability of capital.
Mid-Term Bond Fund	The primary investment objective of the Fund is to produce a high level of current income. The secondary investment objective is the preservation of shareholders’ capital.
Bond Fund	The Fund seeks current income, with preservation of shareholders’ capital a secondary objective.
Retirement Income Fund	The Fund seeks to achieve current income consistent with the preservation of capital and, to a lesser extent, capital appreciation.
2010 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.
2015 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.
2020 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.
2025 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.
2030 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.
2035 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.
2040 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

Portfolio Name	Objective
2045 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.
2050 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.
2055 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.
Conservative Allocation Fund	The Fund seeks current income and, to a lesser extent, capital appreciation.
Moderate Allocation Fund	The Fund seeks capital appreciation and current income.
Aggressive Allocation Fund	The Fund seeks capital appreciation and, to a lesser extent, current income.

*	“Standard & Poor’s,” “S&P,” “S&P 500” and “S&P MidCap 400” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by the Investment Company’s Adviser. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund or Mid-Cap Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.

Other Underlying Funds

Portfolio Name	Objective
Fidelity VIP Equity-Income Portfolio	The fund seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Fidelity VIP Asset Manager Portfolio	The fund seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
Fidelity VIP Contrafund® Portfolio	The fund seeks long-term capital appreciation.
Fidelity VIP Mid Cap Portfolio	The fund seeks long-term growth of capital.
Vanguard Variable Insurance Fund Diversified Value Portfolio®	The Portfolio seeks to provide long-term capital appreciation and income.
Vanguard Variable Insurance Fund International Portfolio®	The Portfolio seeks to provide long-term capital appreciation.
Vanguard Variable Insurance Fund REIT Index Portfolio®	The Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.
American Century VP Capital Appreciation Fund	This fund seeks capital growth.
American Funds Insurance Series New World Fund	The fund’s investment objective is long-term capital appreciation.
Calvert VP SRI Balanced Portfolio	The Portfolio seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.
Deutsche Variable Series I Capital Growth VIP	The fund seeks to provide long-term growth of capital.
Oppenheimer Main Street Fund®/VA	The Fund seeks capital appreciation.

Portfolio Name	Objective
PIMCO Variable Insurance Trust Real Return Portfolio	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
T. Rowe Price Blue Chip Growth Portfolio	The fund seeks to provide long-term capital growth. Income is a secondary objective.

Investment Advisers for the Underlying Funds

Mutual of America Investment Corporation: The Investment Company receives investment advice from Mutual of America Capital Management LLC (the “Adviser”), an indirect wholly-owned subsidiary of Mutual of America.

Fidelity VIP Funds: The VIP Equity-Income, Asset Manager, Contrafund® and Mid Cap Portfolios receive investment advice from Fidelity Management & Research Company (“FMR”). FMR Co., Inc. (FMRC) serves as a sub-adviser for the funds with day-to-day responsibility for choosing investments for the funds. Other investment advisers assist FMR with foreign investments.

Vanguard VIF Portfolios: The Diversified Value Portfolio receives advisory services from Barrow, Hanley, Mewhinney & Strauss, LLC. The International Portfolio receives advisory services from Baillie Gifford Overseas Ltd., and Schroder Investment Management North America Inc. The REIT Index Portfolio receives advisory services from The Vanguard Group, Inc.

American Century VP Capital Appreciation Fund: The Fund receives investment advice from American Century Investment Management, Inc.

American Funds Insurance Series: The New World Fund receives investment advice from Capital Research and Management Company.

Calvert VP SRI Balanced Portfolio: The Portfolio receives investment advice from Calvert Research and Management (“Calvert”).

Deutsche Variable Series I Capital Growth VIP: The Deutsche Variable Series I Capital Growth VIP receives investment advice from Deutsche Investment Management Americas Inc.

Oppenheimer Main Street Fund®/VA: The Fund receives investment advice from OFI Global Asset Management, Inc., which has entered into a subadvisory agreement with OppenheimerFunds, Inc.

PIMCO Variable Insurance Trust: Real Return Portfolio receives investment advice from Pacific Investment Management Company LLC (“PIMCO”).

T. Rowe Price: Blue Chip Growth Portfolio receives investment advice from T. Rowe Price Associates, Inc. (“T. Rowe Price”).

CHARGES YOU OR YOUR EMPLOYER WILL PAY

Separate Account Charge

Prior to the Change Date

The standard Annual Separate Account Expense including the Administrative Charges, Distribution Expense Charge and Expense Risk Charge discussed in more detail below, is 1.20%. Plans that remit contributions and use Mutual of America SponsorConnectSM are eligible for Reduced Fees if they meet the following initial and ongoing criteria:

	Separate Account Annual Expenses	Initial Minimum Separate Account Assets	Minimum Separate Account Assets to Remain Eligible
Tier 1 Reduced Fee	.35%	$20 million	$18 million
Tier 2 Reduced Fee	.45%	$5 million	$4.5 million
Tier 3 Reduced Fee	.60%	$2 million	$1.8 million

If the Plan has assets in the Separate Account of at least the amount indicated as “Initial Minimum Separate Account Assets” in the above chart as of the last day of a calendar quarter, initially or when being reconsidered after losing eligibility, the Plan may become eligible for the Reduced Fee indicated. After a Plan becomes eligible for the Reduced Fee, it must maintain assets in the Separate Account of at least the amount indicated as “Minimum Separate Account Assets to Remain Eligible” in the above chart as of the last day of a calendar quarter to remain eligible for the Reduced Fee for the following calendar quarter. Loss of eligibility for the Reduced Fee will occur if the Plan fails to maintain at least the amount indicated as Minimum Separate Account Assets to Remain Eligible in the Separate Account for any reason; for example, withdrawals from the Plan or the investment performance of the Underlying Funds.

Eligibility for Reduced Fees will be lost irrespective of the amount of a Plan’s assets in the Separate Account, if the Plan at any time stops remitting Contributions or does not use Mutual of America SponsorConnectSM. Eligibility for Reduced Fees is determined for new Plans on the date the Plan’s assets are received by the Separate Account and we begin providing administrative services.

On and After the Change Date

The standard Annual Separate Account Expense including the Administrative Charges, Distribution Expense Charge and Expense Risk Charge discussed in more detail below, is 1.35%. Plans that remit contributions and use Mutual of America SponsorConnectSM are eligible for Reduced Fees if they meet the following initial and ongoing criteria:

	Separate Account Annual Expenses	Initial Minimum Total Assets	Minimum Total Assets to Remain Eligible
Tier 1 Reduced Fee	.25%	$50 million	$45 million
Tier 2 Reduced Fee	.35%	$25 million	$22.5 million
Tier 3 Reduced Fee	.45%	$5 million	$4.5 million
Tier 4 Reduced Fee	.60%	$2 million	$1.8 million
Tier 5 Reduced Fee	.95%	$1 million	$0.9 million

If the Plan has total assets in the Contract, including the Separate Account and the General Account, of at least the amount indicated as “Initial Minimum Total Assets” in the above chart as of the last day of a calendar quarter, initially or when being reconsidered after losing eligibility, the Plan may become eligible for the Reduced Fee indicated. After a Plan becomes eligible for the Reduced Fee, it must maintain total assets in the Contract of at least the amount indicated as “Minimum Total Assets to Remain Eligible” in the above chart as of the last day of a calendar quarter to remain eligible for the Reduced Fee for the following calendar quarter. Loss of eligibility for the Reduced Fee will occur if the Plan fails to maintain at least the amount indicated as Minimum Total Assets to Remain Eligible in the Contract for any reason; for example, withdrawals from the Plan or the investment performance of the Underlying Funds.

Eligibility for Reduced Fees will be lost irrespective of the amount of a Plan’s assets, if the Plan at any time stops remitting Contributions or does not use Mutual of America SponsorConnectSM. Eligibility for Reduced Fees is determined for new Plans on the date the Plan’s assets are received by the Company and we begin providing administrative services.

Inactive Plans on and after the Change Date

The Annual Separate Account Expense, including the Administrative Charges, Distribution Expense Charge and Expense Risk Charge is 1.65%. A Plan will be considered to be an Inactive Plan as of the last day of a calendar quarter if, prior to or during that calendar quarter, contributions have not been remitted for the Plan for the third consecutive calendar month, or the Contractholder has notified us that the Plan is no longer active, provided that if the Plan is aggregated to determine eligibility for Reduced Fees with a Plan that has remitted contributions during the calendar quarter, the Plan will not be treated as an Inactive Plan.

Components of Separate Account Charge

We may increase or decrease the daily and monthly administrative charges described below, subject to any limitations in the Contract. The aggregate fees and charges we impose under the Contracts must be reasonable in relation to the services we provide, the expenses we expect to incur, and the risks we have assumed.

Administrative Charges

We perform administrative functions in connection with the Contracts, including receiving and allocating Contributions, making Annuity Payments as they become due, and preparing and filing all reports that the Separate Account is required to file. The expenses we incur for administrative functions include, but are not limited to, items such as state or other taxes, salaries, rent, postage, telephone, travel, office equipment, costs of outside legal, actuarial, accounting and other professional services, and costs associated with determining the unit values of the Separate Account Funds. We deduct, on each Valuation Day, from the value of the net assets in each Fund of the Separate Account a charge for administrative expenses. Plans with assets in the Separate Account are eligible for the Reduced Fees as discussed in more detail above.

Prior to the Change Date, for each Fund, the charge is at an annual rate of 0.50% (0.10% if the Tier 1 Reduced Fee is applicable, 0.15% if the Tier 2 Reduced Fee is applicable and 0.20% if the Tier 3 Reduced Fee is applicable), except that we reduce the administrative charge to the extent we receive a reimbursement for administrative expenses from other sources.

On and after the Change Date, for each Fund, the charge is at an annual rate of 0.60% (0.05% if the Tier 1 Reduced Fee is applicable 0.10% if the Tier 2 Reduced Fee is applicable, 0.15% if the Tier 3 Reduced Fee is applicable, 0.20% if the Tier 4 Reduced Fee is applicable, 0.40% if the Tier 5 Reduced Fee is applicable and 1.10% for Inactive Plans), except that we reduce the administrative charge to the extent we receive a reimbursement for administrative expenses from other sources.

Distribution Expense Charge

As principal underwriter, we perform all distribution and sales functions and bear all distribution and sales expenses relative to the Contracts. These expenses include the payment of that portion of the salaries of our registered representatives attributable to the sale and distribution of Contracts, as well as expenses for preparation of sales literature and other promotional activities.

Prior to the Change Date, for each Fund, the charge is at an annual rate of 0.50% (0.10% if the Tier 1 Reduced Fee is applicable, 0.15% if the Tier 2 Reduced Fee is applicable and .20% if the Tier 3 Reduced Fee is applicable), except that we reduce the distribution charge to the extent we receive a reimbursement for administrative or distribution expenses from other sources.

On and after the Change Date, for each Fund, the charge is at an annual rate of 0.55% (0.05% if the Tier 1 Reduced Fee is applicable, 0.10% if the Tier 2 Reduced Fee is applicable, 0.15% if the Tier 3 Reduced Fee is applicable, 0.20% if the Tier 4 Reduced Fee is applicable, 0.35% if the Tier 5 Reduced Fee is applicable and 0.35% for Inactive Plans), except that we reduce the distribution charge to the extent we receive a reimbursement for administrative or distribution expenses from other sources.

Expense Risk Charge

We assume certain expense risks under the Contracts. The expense risks we assume arise from our guarantees in the Contracts to make Annuity Payments in accordance with annuity tables in the Contracts. We have estimated expenses we expect to incur over the lengthy period that we may make Annuity Payments. We assume the risk that expenses will be higher than we estimated.

Prior to the Change Date, for assuming expense risks under the Contracts, on each Valuation Day we make a deduction at an annual rate of 0.20%. (0.15% if the Tier 1 Reduced Fee or the Tier 2 Reduced Fee is applicable). We have the right to increase the expense charge, subject to any limitation in a Plan or Contract.

On and after the Change Date, for assuming expense risks under the Contracts, on each Valuation Day we make a deduction at an annual rate of 0.20%. (0.15% if the Tier 1 Reduced Fee, the Tier 2 Reduced Fee, or the Tier 3 Reduced Fee is applicable). We have the right to increase the expense charge, subject to any limitation in a Plan or Contract.

Separate Account Charge Reduction—Reimbursement from American Century, PIMCO, Fidelity and T. Rowe Price

We currently receive reimbursements for administrative expenses and certain services from the investment advisers to certain of the Underlying Funds. We do not keep any of the reimbursements we receive and we apply all of such reimbursements, to the extent received by us, to reduce the Separate Account Charge applicable to assets invested in those separate account investment alternatives. We currently receive the following reimbursements:

•	the investment adviser for the American Century VP Capital Appreciation Fund reimburses us at an annual rate of 0.25% for administrative expenses;

•	the investment adviser for the PIMCO Variable Insurance Trust Real Return Portfolio reimburses us at an annual rate of 0.10% for certain services we provide;

•	the transfer agent and distributor for the four Fidelity VIP Funds reimburse us at an annual rate of 0.10% for certain services we provide; and

•	the investment adviser for the T. Rowe Price Blue Chip Growth Portfolio reimburses us at an annual rate of 0.15% for administrative services we provide, or at an annual rate of 0.25% if the aggregate dollar value of the shares of that Fund held in Mutual of America separate accounts exceed $250,000,000 at all times during a month. Mutual of America will apply the amount of the T. Rowe Price reimbursement to reduce Separate Account fees for the contract assets that are invested in the T. Rowe Price Blue Chip Growth Portfolio after we are notified of, and receive, the reimbursement.

Prior to the Change Date, for each Fund of the Separate Account invested in the American Century, PIMCO, Fidelity or T. Rowe Price investment alternatives, the following reductions in the Separate Account Charge apply:

Assets invested in:	Separate Account Annual Expenses
	Standard Fees	Tier 1 Reduced Fees	Tier 2 Reduced Fees	Tier 3 Reduced Fees

Fidelity Funds	1.10%	0.25%	0.35%	0.50%

PIMCO VIT Real Return Portfolio	1.10%	0.25%	0.35%	0.50%

T. Rowe Price Blue Chip Growth Portfolio	1.05%(1)	0.20%(1)	0.30%(1)	0.45%(1)

American Century VP Capital Appreciation Fund	0.95%	0.10%	0.20%	0.35%

All Other Funds	1.20%	0.35%	0.45%	0.60%

(1)	Subject to the following further reduction if Mutual of America separate account assets in the T. Rowe Price Blue Chip Growth Portfolio exceed $250,000,000 at all times during a month and we have been notified of, and received, the increased reimbursement): Standard Fees reduced to 0.95%; Tier 1 Reduced Fees reduced to 0.10%; Tier 2 Reduced Fees reduced to 0.20% and Tier 3 Reduced Fees reduced to 0.35%.

On and after the Change Date, for each Fund of the Separate Account invested in the American Century, PIMCO, Fidelity or T. Rowe Price investment alternatives, the following reductions in the Separate Account Charge apply:

Assets invested in:	Separate Account Annual Expenses
	Standard Fees		Tier 1 Reduced Fees		Tier 2 Reduced Fees		Tier 3 Reduced Fees		Tier 4 Reduced Fees		Tier 5 Reduced Fees		Inactive Plans

Fidelity Funds	1.25%		0.15%		0.25%		0.35%		0.50%		0.85%		1.55%

PIMCO VIT Real Return Portfolio	1.25%		0.15%		0.25%		0.35%		0.50%		0.85%		1.55%

T. Rowe Price Blue Chip Growth Portfolio	1.20	%(1)	0.10	%(1)	0.20	%(1)	0.30	%(1)	0.45	%(1)	0.80	%(1)	1.50	%(1)

American Century VP Capital Appreciation Fund	1.10%		0%		0.10%		0.20%		0.35%		0.70%		1.40%

All Other Funds	1.35%		0.25%		0.35%		0.45%		0.60%		0.95%		1.65%

(1)	Subject to the following further reduction if Mutual of America separate account assets in the T. Rowe Price Blue Chip Growth Portfolio exceed $250,000,000 at all times during a month and we have been notified of, and received, the increased reimbursement): Standard Fees reduced to 1.10%; Tier 1 Reduced Fees reduced to 0%; Tier 2 Reduced Fees reduced to 0.10%; Tier 3 Reduced Fees reduced to 0.20%; Tier 4 Reduced Fees to 0.35%; Tier 5 Reduced Fees reduced to 0.70%; and Inactive Plan fees reduced to 1.40%.

Monthly Participant Charge

We make an additional deduction for administrative expenses each month, referred to, on an annual basis, in the Table of Annual Separate Account Expenses as the Annual Contract Fee, from each Participant’s Account Value, unless the Employer has elected to pay this charge on behalf of its Participants. Because we deduct or receive this charge monthly, we refer to the monthly installment as “the Monthly Participant Charge.” The Monthly Participant Charge is currently the lesser of:

•	$2.00 per month, or

•	1/12 of 1% of your Account Value, which will apply if your Account Value at the end of the month is less than $2,400.

Waiver of Monthly Participant Charge.

We do not impose the Monthly Participant Charge for a month if:

•	your Account Value at the end of the month is less than $300,

•	you agree to use eDocuments, as of the last day of the month, for as long as your consent to use eDocuments is in effect, or

•	the Employer is remitting premiums, using Mutual of America SponsorConnectSM, and on the last day of the month the consolidated assets of the Employer’s TDA, 403(b), 401(k), 401(a), SEP IRA, SIMPLE and governmental 457 plans were $15 million or more. For purposes of meeting the $15 million threshold for this waiver, we aggregate certain affiliated plans.

eDocuments. We offer eDocuments, a feature that offers Participants a way to electronically receive communications and reports, such as quarterly statements, prospectuses, underlying fund and separate account annual and semi-annual reports. You will be notified by email each time documents become available that you can log on to our website to view the document. You can sign up for eDocuments by completing the Consent Agreement located on our website and indicating your consent to receive documents through the Mutual of America website. The Consent Agreement provides that you will need to log in to Mutual of America’s website to view documents online and to make any necessary updates to your email address. You also must have an email address and have Adobe® Reader® software installed on your computer, which you can obtain at no charge.

When you sign up for eDocuments we will waive the monthly participant charge for each month, beginning with the month in which you submit the consent form. Waiver of the monthly participant charge also applies to current eDocuments users. If you do not elect to use eDocuments, you will be charged a $2 monthly participant charge, unless you qualify for a waiver. If you do not elect to use eDocuments, you will receive paper copies of all documents free of charge by regular USPS mail delivery. You may revoke your consent to eDocuments at any time, either online or by calling Mutual of America at 1-800-468-3785 and instructing a customer service representative to revoke your consent, and the $2 monthly participant charge will resume in the month you revoke your consent. If you elect to use eDocuments, if at any time you would like to receive a paper copy of any of these documents, please call Mutual of America at 1-800-468-3785 and we will provide a copy of the requested documents free of charge.

Monthly Participant Charges under Multiple Plans or Contracts that are not Exempt from the Charge

If you have more than one of any of the following plans that are not exempt from the Monthly Participant Charge under the exemption described above in Waiver of Monthly Participant Charge (except for 401(a) Profit Sharing Plans and 401(a) Defined Contribution Plans), in any combination, we will only charge you a single Monthly Participant Charge and we will waive it for the other plan or plans which are not otherwise eligible for a waiver of the Monthly Participant Charge (except for 401(a) Profit Sharing Plans and 401(a) Defined Contribution Plans): Group TDA, 403(b), 401(k), or 401(a) Thrift Plans. In this case, we will deduct the single Monthly Participant Charge from the plan that we select, which will typically be the most recent plan paying such charge.

Deduction of Monthly Participant Charge

We deduct the monthly charge from your Account Value allocated to the General Account, if any. If you do not have enough or any Account Value in the General Account, we will deduct the charge from your General Account and then from your Account Value allocated to one or more of the Separate Account Funds, in a prescribed order. The prescribed order is determined by us and is set forth in the Statement of Additional Information. We will deduct the full monthly charge from the first fund in the prescribed order with Account Value, and if you do not have enough Account Value in that fund, we will deduct the remainder of the monthly charge from the next fund in the prescribed order with Account Value. If you have a Designated Roth Account this charge will be pro-rated between your Designated Roth Account(s) and your other accounts.

Employer Charges

Monthly Charge. We provide varying levels of Plan-related administrative services to Employers that have adopted 401(k), 401(a) and 403(b) Plans and charge such Employers sponsoring 401(k), 401(a) and 403(b) Plans a monthly fee subject to a waiver, if applicable. The fees charged to Employers for such administrative services will vary based on the service model selected by the Employer. The specific services and all applicable charges will be set forth in notices to Employers.

Per Participant Monthly Charge. We charge an Employer a monthly charge for each active Participant. This charge is paid to us by the Employer and not the Participants. The charge is $4.00 for each of the first 50 Participants; $2.00 for each of the next 50 Participants; $1.00 for each of the next 100 Participants; and no charge for active Participants in excess of 200. We waive this charge monthly for an Employer who elects to use a Participant directed services arrangement under a Contract (for 401(k), 401(a) and 403(b) Plans). We also waive the charge for certain approved national plans and for an Employer for each month in which the consolidated assets of the Employer’s TDA, 403(b), 401(k), 401(a), SEP IRA, SIMPLE and governmental 457 plans are $1 million or more and the Plan is remitting Contributions and is using our Mutual of America SponsorConnectSM system as of the last day of the month. Certain affiliated plans are aggregated for purposes of the $1 million total.

Non-vested Forfeiture Processing Charge. We impose a charge for processing forfeitures of the non-vested part of the Participant’s Account Value. The charge is equal to the lesser of $50 or the value of the non-vested Account Value. We deduct the charge from the non-vested portion of the Account Value before we process the forfeiture in accordance with the Plan. We limit the number of Participants under a Contract for whom we impose the non-vested forfeiture processing charge to 50 in any calendar year. We waive the charge for an Employer if the consolidated assets of the Employer’s TDA, 403(b), 401(k), 401(a), SEP IRA, SIMPLE and governmental 457 plans are $1 million or more and the Plan is remitting Contributions and is using our Mutual of America SponsorConnectSM system as of the last day of the month. Certain affiliated plans are aggregated for purposes of the $1 million total.

Expenses of the Underlying Funds

A Separate Account Fund’s value is based on the shares it owns of the Underlying Fund. As a result, the investment management fees and other expenses the Underlying Funds pay will impact the value of the Separate Account Funds. You should refer to the prospectuses of the Underlying Funds for a complete description of their expenses and deductions from net assets.

Premium Taxes

We currently do not deduct state and municipal premium taxes from your or your employer’s Contributions. We reserve the right to deduct all or a portion of the amount of any applicable taxes, including state and municipal premium taxes, in accordance with the Contracts. State premium taxes vary and currently are up to 3.5%.

Loan Charges

If your Employer’s Plan allows participant loans, you may borrow using your Account Value. See Loans.

•	If your Plan provides Collateralized Loans, it means that we will make the loan to you and you will be required to hold 120% of the loan amount in the General Account as collateral. If you take a Collateralized Loan from your Account Value, the current loan interest rate is 3.00%, which represents the difference between the interest charged on a loan and the maximum credited rate for collateral held in the General Account. For a Collateralized Loan, there are no origination or other fees.

•	If your Plan provides Uncollateralized Loans, also known as trusteed loans, it means that the loan amount will be withdrawn from your Account Value and paid to you, and the interest you pay on the loan will be credited to your account. If you take an Uncollateralized Loan from your Account Value, the interest rate you pay will be the prime rate +1%. For Uncollateralized Loans, there are fees based on the method of repayment, as explained in more detail in your Contract:

•	For payroll deduction loan payments we charge a $75 origination fee and a $15 annual fee.

•	For home billing we charge an origination fee of $350, and no annual fee. You may also incur late fees of the lesser of $15 or 5% of the past due payment if your payment is not received within 30 days of the due date.

PURCHASING A CONTRACT AND MAKING CONTRIBUTIONS

Customer Identification

We will require information from you or the Contractholder necessary to properly identify owners of Contracts as required by the USA Patriot Act of 2001 and other applicable laws and regulations.

In order to comply with federal laws and regulations to prevent the funding of terrorism and money laundering activities, we may refuse to accept an initial Contribution or issue a Contract or effect subsequent transactions, including accepting additional Contributions. These actions will be taken at our sole discretion or when we are required or compelled to do so by a government authority or applicable law.

Purchase of a Contract; Participation

403(b) Thrift Contracts.    A 403(b) Thrift Plan Contractholder must be a tax-exempt organization under Section 501(c)(3) of the Code or an eligible public school or college, or an association that represents such a tax-exempt organization or eligible public school or college or its employees. The Contract must fund annuity purchase arrangements that meet the requirements of Section 403(b) of the Code.

401(a) Thrift Contracts and 401(k) Plans.     A 401(a) Thrift Contractholder or a 401(k) plan Contractholder must be an employer, an employee association or a trust for one or more employers, that has adopted a retirement plan qualifying for special federal income tax treatment under Section 401(a) of the Code.

Participation.    Each Plan specifies the eligibility requirements for an employee’s participation, which may include requirements for minimum age or years of service or allow entry into the Plan only on specified dates. We or the Plan may require you to execute agreements and applications on prescribed forms, including a salary reduction agreement or payroll deduction agreement with the Employer. The Plan may require that you be automatically enrolled if you fail to make an affirmative election to opt out of participation in the Plan by a specified date. In that event, the Employer (or third party administrator, where applicable) would provide advance written notice with respect to the automatic enrollment provision, including the date that contributions were to commence and the default investment funds to which contributions would be applied in the event that an affirmative election or allocation instructions have not been provided.

Acceptance of Plan Asset Transfers.    A Plan Asset Transfer is a transfer to the Company on behalf of the Plan of assets held for the Plan by another financial institution. In connection with a Plan Asset Transfer, we require that the data transferred on behalf of the Plan by the Plan recordkeeper be in a format acceptable to us. We will effectuate transactions under the Contract when we have received a Complete Order (see “Definitions We Use in this Prospectus” for a definition of Complete Order). For a Plan Asset Transfer that we determine is not a Complete Order, we will seek to obtain the necessary information for the transaction to be a Complete Order so the Plan Asset Transfer can be applied as an allocated Contribution under the Contract.

In order to allocate the proper portion of the Plan Asset Transfer to each individual Participant’s account and invest it under the Contract, we must receive a Complete Order. At the direction of the Employer, a Plan Asset Transfer that is not a Complete Order will be held in a non-interest bearing bank account for a short period of time. When we obtain the necessary information required for the Plan Asset Transfer to constitute a Complete Order, we will transfer the Plan Asset Transfer from the non-interest bearing bank account to the Contract as an allocated Contribution and allocate the appropriate amounts to each individual Participant’s account under the Contract and to the investment alternatives available under the Contract as directed. If we do not obtain the necessary information within a reasonable period of time, not to exceed 45 calendar days, we will return the Plan Asset Transfer assets to the Plan trustee, if any, or otherwise to the financial institution designated by the Employer.

Payment of Contributions

Your Contributions, if permitted by the Plan, are from:

•	salary reduction arrangements (pre-tax) under a 403(b) Thrift Contract or 401(k) Contract, or

•	payroll deductions (after-tax) under a 401(a) Thrift Plan

•	transfers from other contracts but only from a provider specifically identified in a 403(b) Plan. Transfers while you are actively employed from a provider not specified in the Plan are prohibited.

•	Designated Roth Contributions under a 403(b) Thrift Contract or 401(k) Contract, if permitted by your Plan.

In addition to making Contributions by salary reduction or by a single sum transfer from a tax deferred annuity arrangement maintained under Section 403(b)(1) or 403(b)(7) of the Code, you may make Contributions by rollover of eligible distributions from eligible retirement plans if your Employer’s Plan accepts rollover contributions. Rollovers of amounts attributable to Designated Roth Contributions will be maintained in a separate Designated Roth Rollover Account. Amounts that you roll over will not be subject to the limitations on the amount of Contributions from salary reduction permitted during a tax year.

We maintain the following separate account balances to record Contributions and earnings (or losses):

•	Employee Contribution Account

•	Employer Contribution Account

•	Rollover Contribution Account

•	Designated Roth Account

•	Designated Roth Rollover Account

Amounts you roll over to a Contract and any earnings thereon will generally not be subject to restrictions under the Contract applicable to salary reduction Contributions, other than spousal consent restrictions (if applicable). See “Our Payment of Account Value to You or a Beneficiary—Your Right to Make Withdrawals, including by Specified Payments” and “Federal Tax Information—Penalty Taxes for Withdrawals.”

When we issue a Contract to an Employer, the Employer sends Contributions directly to us. If a Plan provides for a trust, we issue a Contract to the Plan trustees and the Employer sends Contributions to the trustees, who then send us trust assets (the amount of the Contributions). An Employer (or trustees) sends to us Contributions on behalf of Participants, as follows.

•	The Employer must remit to us (or to trustees of the Plan, if any) your Contributions as soon as administratively feasible but no later than 15 days after the end of the month in which the Employer collected the Contributions by salary reduction or payroll deduction.

•	An Employer (or trustees) may remit to us on your behalf an amount, in a single sum, that arises from a transfer from any Plan the Employer maintains, as long as the transfer is permitted by applicable law and the Contract.

•	Remittances to us of the Employer’s Contributions (if any) generally must be made as required by the Plan and permitted by the Code. An Employer’s Contributions on your behalf may be subject to a vesting schedule specified in the Plan. An Employer’s Contributions, if made, are either:

•	“matching,” with the Employer contributing a fixed percentage, such as 25%, 50% or 100%, of all or a portion of your Contribution (up to a specified amount), or

•	“nonmatching,” in an amount the Employer determines, as limited by the Plan and the Code.

The Employer or trustees may make contributions by check, wire transfer or electronic funds transfer. Contributions made by check should be sent to: Mutual of America, P.O. Box 2493, New York, New York 10185-2493. To obtain complete details and instructions regarding wire transfers please contact your Regional Office. You can obtain the address for your Regional Office by calling our toll-free number 1-800-468-3785 or by visiting our website at www.mutualofamerica.com.

We will only accept Contributions for you for time prior to your termination of participation under a Contract or prior to the discontinuance of the Contract. See “Discontinuance of a Contract” below.

Minimum.    A Plan may specify a minimum amount of Contributions.

Limits on Contributions

Federal tax law limits Participants’ and Employers’ Contributions. If you or your Employer makes any Contributions in excess of the permitted amounts, then

•	you or your Employer may be subject to tax penalties

•	the excess may be treated as a forfeiture, and/or

•	the Plan may have to correct the overpayment by distributing the excess Contribution, resulting in taxable income to you. See “Federal Tax Information.”

Limits for 403(b) Thrift Plans.    Except for a limited catch-up provision, the maximum amount that a Participant may contribute generally is $18,000 for 2017 (indexed for inflation in later years). If the Employer’s Plan permits, Participants who are age 50 or older by the end of the calendar year may make an additional contribution of up to $6,000 for 2017 (indexed for inflation in later years). These limits on voluntary Participant Contributions (or “elective deferrals”) include any amounts you designated as Designated Roth Contributions and are reduced by any other elective deferrals you make for the year to other employer retirement plans, including those of a different employer.

The total of your Contributions and the Employer’s Contributions on your behalf for a year cannot exceed the lesser of: (a) $54,000 for 2017 (indexed for inflation in later years), or (b) 100% of your compensation (before salary reduction contributions). Generally, if the Employer makes matching contributions, additional limits apply to those matching contributions as well.

The regulations require that, if both the special “catch-up” contribution for employees with 15 or more years of service with certain employers, generally church Plans, and the “catch-up” contribution for participants age 50 or older, are both available to the same Participant for the same calendar year, then the special “15-year catch-up” contribution must be used first, before the “age-50 catch-up” contribution can be used.

You should refer to “Federal Tax Information—Exclusion of Contributions from Gross Income—403(b) Thrift Plan Contracts” in this Prospectus for a more detailed discussion of applicable federal tax law limits.

Limits for Thrift Plans under 401(a) and 401(k) Plans.    Your and your Employer’s total annual contributions to all qualified defined contribution plans of that Employer generally are limited to the lesser of $54,000 for 2017 (indexed for inflation in later years), or 100% of your annual compensation. If the Employer makes matching contributions, additional limits apply to those matching contributions as well. For Plans subject to Code Section 401(k), your Contributions are limited to $18,000 for 2017 (indexed for inflation in later years). If the Employer’s Plan permits, Participants who are age 50 or older by the end of the calendar year may make an additional contribution of up to $6,000 for 2017 (indexed for inflation in later years). Additional limits may apply to your Contributions (other than to the additional Contribution permitted for those age 50 or older) based on the Contributions of all participating employees. These limits include any amounts you designate as Designated Roth Contributions and in addition, may be reduced by Contributions you make to other employer retirement plans.

For a Plan that is intended to meet the requirements as a SIMPLE 401(k) Plan, the limit for your Contributions is $12,500 for 2017 per year (indexed for inflation in later years), and the Employer is required to make Contributions at specified rates. This limit includes amounts you designate as Designated Roth Contributions. If the Employer’s Plan permits, Participants who are age 50 or older by the end of the calendar year may make an additional contribution of up to $3,000 for 2017 (indexed for inflation in later years).

Allocation of Contributions

You may allocate Contributions among the Investment Alternatives, subject to any restrictions contained in your Employer’s Plan.

We will allocate a Contribution when we receive a Complete Order (See “Definitions We Use in this Prospectus” for a definition of Complete Order) from you or your Employer according to the instructions sent with the Contribution, or if no instructions are sent, on the basis of your allocation election currently on our records.

You may change the allocation instructions for future Contributions at any time. You should periodically review your allocations in light of market conditions and your financial and retirement plans.

If we have not received your allocation election, your Contributions and those of your Employer on your behalf, if any, will be allocated to the default Investment Alternatives specified in your Employer’s Plan, if any. You may at any time, in accordance with the Plan, make an allocation for future Contributions and/or transfer amounts from the default Investment Alternative to any other Investment Alternative available under your Contract. Your specific allocation election will take precedence over the default Investment Alternative, but only for future Contributions. If you want to transfer funds previously allocated to the default Investment Alternative, you must make a transfer election.

Default Investment Alternatives are chosen at the plan level by plan sponsors as permitted by Department of Labor regulations. As required by the Department of Labor regulations when a Default Investment Alternative is chosen by a plan sponsor, participants are informed of their plan’s Default Investment Alternative by the plan sponsor in the summary plan description and various enrollment documents that are provided at or prior to the time a participant enrolls in the plan and periodically thereafter. Department of Labor regulations allow a plan to have more than one Default Investment Alternative. In that case, the summary plan description and enrollment documents will both identify each Default Investment Alternative, and describe the methodology in place for allocating amounts among the Default Investment Alternatives. You should carefully review your employer’s Plan documents to be familiar with the Default Investment Alternatives to which your assets will be allocated if you do not provide specific allocation instructions.

YOUR ACCOUNT VALUE IN THE SEPARATE ACCOUNT FUNDS

Accumulation Units in Separate Account Funds

We use Accumulation Units to represent Account Values in each Separate Account Fund. We separately value the Accumulation Unit for each Fund of the Separate Account.

We determine your Account Value in the Separate Account as of any Valuation Day by multiplying the number of Accumulation Units credited to you in each Fund of the Separate Account by the Accumulation Unit value of that Fund at the end of the Valuation Day.

Investment experience by the Separate Account Funds does not impact the number of Accumulation Units credited to your Account Value. The value of an Accumulation Unit for a Fund, however, will change as a result of the Fund’s investment experience, in the manner described below.

Calculation of Accumulation Unit Values

We determine Accumulation Unit values for the Funds as of the close of business on each Valuation Day (generally at the close of the New York Stock Exchange). A Valuation Period is from the close of a Valuation Day until the close of the next Valuation Day.

The dollar value of an Accumulation Unit for each Fund of the Separate Account will vary from Valuation Period to Valuation Period. The changes in Accumulation Unit values for the Separate Account Funds will reflect:

•	changes in the net asset values of the Underlying Funds, depending on the investment experience and expenses of the Underlying Funds, and

•	Separate Account charges under the Contracts, with the annual rates calculated as a daily charge. (See “Charges You or Your Employer Will Pay.”)

Refer to “Appendix A: Unit Value Information for the Separate Account Funds” in this Prospectus to review changes in Accumulation Unit values for each Fund over a period of time.

Accumulation Unit Values for Transactions

When you allocate Contributions to a Separate Account Fund or transfer Account Value to a Fund, we credit Accumulation Units to your Account Value. When you withdraw or transfer Account Value from a Separate Account Fund, we cancel Accumulation Units from your Account Value.

If the plan in which you are a participant becomes eligible for a Reduced Fee, on the date the plan becomes eligible, your Account Value in each Separate Account Fund will be transferred to Accumulation Units with the same total value that will be charged the Reduced Fee (“Reduced Fee Accumulation Units”). Similarly, if your plan ceases to be eligible for a Reduced Fee, on the date that plan becomes ineligible, we will transfer your Account Value to Accumulation Units with the same total value that will be charged the standard fees.

The Accumulation Unit value for a transaction is the value for the Valuation Period during which we receive the deposit or a valid request in Complete Order. As a result, we will effect the transaction at the Accumulation Unit value we determine at the next close of a Valuation Day in the Valuation Period during which we receive a Complete Order (generally the close of the New York Stock Exchange on that day). If the request is a Complete Order, the amount available for withdrawal is the Account Value at the end of the Valuation Day that we receive (and approve, where required) the Complete Order. Deposits or Requests are deemed to be received by us if received prior to close of the New York Stock Exchange on a day that the New York Stock Exchange is open for trading, or on the next day the New York Stock Exchange is open for trading if they arrive on a day that the New York Stock Exchange is officially closed or following the close of the New York Stock Exchange on a day when it is open.

We calculate the number of Accumulation Units for a transaction by dividing the dollar amount you have allocated to, or withdrawn from, the Fund during the Valuation Period by the applicable Accumulation Unit value of the Fund for that Valuation Period.

Your Right to Transfer Among Investment Alternatives

Subject to certain restrictions (see “Frequent Purchases and Redemptions,” below), You may transfer Account Value among Funds of the Separate Account, and between the Separate Account and the General Account, unless your Plan limits transfers. There are no tax consequences to you for transfers among Investment Alternatives.

Your request for a transfer will not be binding on us and cannot be effectuated until we receive a Complete Order (see “Definitions We Use in this Prospectus” for a definition of Complete Order) from you. Please note our policy on frequent purchases and redemptions under “Frequent Purchases and Redemptions of Fund Shares.”

OUR PAYMENT OF ACCOUNT VALUE TO YOU OR A BENEFICIARY

Your Right to Make Withdrawals, including by Specified Payments

Your right to withdraw your vested Account Value is restricted by federal tax law and the provisions of the applicable Plan. If you have the right to make withdrawals, you may withdraw all or a portion of your vested Account Value. If you are married, your Eligible Spouse usually must consent to any withdrawals. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you or electronically transfer funds to your bank account where available.

Your Right to Make Transfers

If your employer’s Plan permits transfers to other contracts, you may transfer your Account Value but only to a provider specifically identified in the Plan. Transfers while you are actively employed to any provider not specified in the Plan are prohibited.

403(b) Thrift Plans and 401(k) Plans.    If you are under age 59  1⁄2, federal tax law provisions prohibit you from withdrawing the portion of your Account Value that is attributable to your own salary reduction Contributions and the earnings on those Contributions, except in certain circumstances, such as death, disability or termination of your employment. If you are under age 59 1⁄2 and meet certain conditions under the Code, you may be able to withdraw Contributions, but not the earnings on them, if you incur a financial hardship. For 403(b) Thrift Plans, these federal tax law restrictions on withdrawals do not apply to any of your Contributions made before 1989 and earnings on your Contributions credited before 1989.

An Employer’s Plan may impose restrictions on your ability to withdraw your Contributions or the Employer’s Contributions, or both, which are in addition to the federal tax law restrictions. For example, a Plan may prohibit you from making any withdrawals until you terminate employment, or until you have reached age 59 1⁄2 or completed 5 years of participation in the Plan. If an Employer’s Plan permits you to withdraw the Employer’s Contributions before you terminate employment, you may not withdraw any of the Employer’s Contributions and earnings thereon that are not fully vested to you.

401(a) Plans and Contracts.    Federal tax law provisions permit you to withdraw your vested Account Value if your Employer’s Plan is a profit-sharing plan and does not permit you to make before-tax Contributions. The withdrawal rules for other 401(a) Thrift Plans are generally the same as the 401(k) rules described above (except that there are no salary reduction Contributions). If your Employer’s Plan is a defined contribution pension Plan (not a profit-sharing plan), then you may not withdraw your vested Account Value until you terminate employment with the Employer, subject to the provisions of the Plan.

An Employer’s Plan may impose restrictions on withdrawals, such as prohibiting you from making any withdrawals until you terminate employment, or until you have reached age 59 1⁄2 or completed 5 years of participation in the Plan. If an Employer’s Plan permits you to withdraw the Employer’s Contributions before you terminate employment, you may not withdraw any of the Employer’s Contributions and earnings thereon that are not fully vested to you.

Single Sum Payment upon Termination of Employment.    Your Plan may provide that, if your vested Account Value is $1,000 or less (or a higher amount as may be permitted under provisions of the Plan and applicable laws) when you terminate employment with the Employer, we will pay your vested Account Value to you in a single sum payment.

Specified Payments Option.    If you have reached the age of 59 1⁄2 or you have terminated employment with your Employer and reached age 55 and you are permitted to make withdrawals under the Plan, you may elect to make partial withdrawals of your Account Value by telling us a set amount to be withdrawn each month, under our Specified Payments Option. You must specify an amount, which may not be less than $100, and must tell us the Investment Alternatives from which the withdrawals should be taken.

When you are receiving Specified Payments, you and your Employer may continue to make Contributions on your behalf. You also may transfer your Account Value among Investment Alternatives and make other withdrawals when receiving Specified Payments.

Specified Payments will continue until the earliest of:

•	your death;

•	our receipt of your written request to change or end the Specified Payments;

•	a decline in your Account Value (or your balance in any Investment Alternative designated for withdrawals) so that the remaining balance is not large enough to cover the next Specified Payment due; or

•	your Annuity Commencement Date.

If you are subject to the minimum distribution rules under the Code, you should ensure that the Specified Payments for the year equal or exceed your minimum required annual distribution. See “Federal Tax Information—Minimum Required Distributions.”

Income Tax Consequences.    You should consider the possible federal income tax consequences of any withdrawal, including withdrawals under the Specified Payments Option. You are taxed at ordinary income tax rates on the portion of the withdrawal that is taxable. A Thrift Plan Participant will not be taxed on the amount of any Contributions made with “after-tax” dollars, but there are special rules under the Code for determining whether a withdrawal, or portion of a withdrawal, will be considered a return to you of after-tax Contributions. Qualified distributions from a Designated Roth Account are not taxable (See “Federal Tax Information”).

Penalty Tax on Taxable Amount.    There is a 10% federal penalty tax on the taxable amount of your withdrawals, unless you have reached the age of 59 1⁄2, or under certain other circumstances see “Penalty Taxes for Premature Withdrawals.”

How to Tell Us an Amount to Transfer or Withdraw

To tell us the amount of your Account Value to transfer or withdraw, you must specify to us:

•	the dollar amount to be taken from each Investment Alternative, or

•	for Separate Account Funds, the number of Accumulation Units to be transferred or withdrawn, or

•	the percentage of your Account Value in a particular Investment Alternative to be transferred or withdrawn.

In some cases, certain withdrawals under 403(b) Plans may require the approval of the Employer or third party administrator, if applicable. In most cases, if you are making a withdrawal and have a Designated Roth Account, you must specify whether to take the withdrawal from your Designated Roth Account or Employee Contribution Account. If you have a Rollover Account or a Designated Roth Rollover Account, amounts will be taken from the respective rollover account first. However, for corrective distributions of Contributions that exceed applicable contribution limits, withdrawals will be made from your Employee Contribution Account first, then your Roth Contribution Account, and will not be made from any of your rollover accounts.

For transfers, you must specify the Investment Alternative(s) to which you are moving the transferred amount. You must also specify the accounts to which transfers apply. Your request for a transfer or withdrawal is not binding on us and cannot be effectuated until we receive all information necessary to process your request and, in the case of the International Funds, by U.S.P.S. regular mail to our Financial Transaction Processing Center.

Note our policy on frequent purchases and redemptions under “Frequent Purchases and Redemptions.”

Loans

To the extent your Employer’s Plan allows participant loans, you have the right to borrow using your Account Value as collateral security for the loan or, if your Employer’s Plan provides for loans to be made using a trust, you will withdraw the loan amount from your Account Value. Your Employer’s Plan may or may not permit loans to be taken from or secured by amounts held in a Designated Roth Account. The amount of the loan permitted is governed by the Code and the Contract terms.

A “trusteed loan,” or Uncollateralized Loan, is a loan made through the trustee of the Plan. A “non-trusteed loan” is a loan made directly to a participant. Non-trusteed loans require collateral, and may be referred to as Collateralized Loans. Collateralized Loans are loans for which security in the amount of 120% of the loan amount is required to be transferred into the General Account and held against repayment of the loan. Trusteed loans are uncollateralized (and may be referred to as Uncollateralized Loans) and the loan amount is withdrawn from the Account Value and is paid to the participant directly.

For Uncollateralized Loans, the application for the loan is generally submitted to a trustee or trustees appointed by your employer, who are responsible for the approval, administration and collection of loans to Participants in the employer’s Plan.

For Collateralized Loans, you are required to transfer an amount equal to 120% of the loan from the Separate Account to the General Account unless you already have allocated the necessary amount of your Account Value to the General Account to serve as collateral security for repayment of the loan. You must instruct us from which Investment Alternatives the transfer of collateral security, or the withdrawal for a trusteed loan, is to be made. We will not permit you to make withdrawals or transfers of the collateral amount while the loan is outstanding. There are no tax consequences to you from obtaining a loan, unless you do not make repayments when they are due. For a Collateralized Loan, you can only borrow to the extent that you have allocated a sum equal to 120% of the loan amount to the General Account. If you do not have 120% of the loan amount (in addition to sums already serving as collateral for other loans) in the General Account and do not allocate additional amounts to the General Account from your Account Value allocated to other investment alternatives to achieve such 120%, you cannot borrow that loan amount. We do not transfer amounts to the General Account for purposes of satisfying the collateral requirement on your behalf unless we are instructed by you to transfer from other investment alternatives to the General Account.

The interest rate for a Collateralized Loan is 3% higher than the General Account interest rate credited to amounts held in the General Account as collateral security. For Collateralized Loans, you will pay interest on the loan, but the amount we hold in the General Account as collateral for your loan will accrue interest. The amount held in the General Account as collateral for a loan that is a Collateralized Loan may earn interest at a rate different and lower than the rates earned by other amounts in the General Account and the interest it earns may be lower than the returns of some or all of the Separate Account Investment Alternatives. The interest rate for an Uncollateralized Loan is the Prime Rate +1%, which you pay to your Account. In such case we do not receive any portion of the interest paid.

Payments of principal and interest that are not made by payroll deduction are due at least quarterly. The due dates for payments of principal and interest made by payroll deduction will be based on your employer’s payroll frequency.

For loans where a trustee has been appointed (Uncollateralized Loans), we charge an origination fee of $75 for loans repaid by payroll deduction and an annual fee of $15 per year, and $350 for loans paid through Home Billing, collected at the time the loan was originated and deducted from the loan proceeds.

All Plans require authorization by the Employer or third party administrator, as applicable, for Participant loans.

Death Benefit During the Accumulation Period

We will pay a death benefit to your designated Beneficiary if you die during the Accumulation Period. If you are married, your Eligible Spouse must be the Beneficiary unless you designated a different Beneficiary with the written consent of your Eligible Spouse.

We will pay the death benefit after we have received the following at our Home Office:

•	due proof of death, generally a certified copy of your death certificate;

•	notification of election by the Beneficiary(ies) of the form in which we are to pay the death benefit; and

•	claim forms and other information and documents that we inform the Beneficiary are necessary for us to process the death benefit request.

The amount of the death benefit will be your Account Value, less outstanding loans, and interest as of the date on which we receive the items listed above. Until then, your Account Value will remain allocated as it was on the date of death. If you have more than one Beneficiary, each Beneficiary’s share of the Account Value will remain allocated as it was on the date of death until we receive the items listed above from such Beneficiary. Each Beneficiary will continue to bear the risk of loss of their share of the death benefit until their claim is processed.

Form of Death Benefit Payment.    The Beneficiary will elect the form of death benefit. Payment options include a single sum payment, annuity payments or installment payments, depending on the provisions of the Contract and the Plan. The Code imposes special requirements on the payment of a death benefit and specifies the time period in which we must pay it. We will pay the death benefit in a single sum if a Beneficiary does not select an option by the date the Code requires a payout to be made.

In addition, Participants must begin taking minimum distributions after they reach a certain age (called the Required Beginning Date or Required Distribution Date), and certain requirements depend on whether you had reached that age at the time of death. Beneficiaries should consult their tax advisers for any additional rules that may apply in their particular circumstances. See “Federal Tax Information—Minimum Required Distributions.”

In general, any method of distribution that a Beneficiary selects must comply with one of the following.

(a) Five Year Rule.    The general rule is that we must pay the entire death benefit to the Beneficiary by December 31 of the calendar year that is five calendar years after the Participant’s death, unless we pay the benefit under (b), (c), (d) or (e) below.

(b) Life Annuity Rule.    If a Beneficiary selects an annuity, the entire death benefit must generally be distributed to the Beneficiary in the form of Annuity Payments that begin within one year of the Participant’s death and are payable over a period of time that is not more than the Beneficiary’s life or life expectancy, whichever is longer.

(c) Commencement of Minimum Distributions.    If a Participant dies after reaching the Required Beginning Date, the method of distribution the Beneficiary selects may not be slower than the method of distribution that was in effect before the Participant died.

(d) Alternative Method of Distribution.    If a Beneficiary withdraws the required distribution from another plan of the same type in accordance with applicable IRS regulations, if permitted by the Plan, the Beneficiary will not be required to receive a distribution from a 403(b) Thrift Plan under (a), (b) or (c) above.

(e) Beneficiary is the Eligible Spouse.    Special rules apply if the only Beneficiary is your surviving Eligible Spouse. The rules apply for both the five year rule in (a) and the life annuity rule in (b) above. A Beneficiary who is your Eligible Spouse may use your Required Beginning Date for determining when minimum distributions must begin. As a consequence, the Beneficiary does not have to begin receiving benefits until the April 1 following the calendar year in which you would have reached age 70 1⁄2  if still alive.

Discontinuance of a Contract

A Contractholder, at its discretion, may discontinue a Contract as of the first of a month that is at least 30 days after we receive notice of the discontinuance. We may discontinue a Contract upon at least 31 days’ notice to the Contractholder, during which time the Contractholder may cure any remediable defaults, if (1) the Contractholder fails to remit payment of the Contractholder’s administrative charges within 31 days after payment is due; (2) the Contractholder fails to meet the requirements of the Contract or abide by the terms of the Contract; (3) the class of group annuity contracts to which the Contract belongs is discontinued by the Company; or (4) the Contractholder elects not to use Mutual of America SponsorConnectSM. For Contracts issued to 401(A) and 401(k) plans, we may also discontinue the Contract if a modification to the Contract is necessary in order to comply with Federal or State requirements, including ERISA, and the Contract Holder refuses to accept a modification of the Contract or a substantially similar contract offered by the Company that incorporates such modification. Additionally, the Company may discontinue the Contract without notification to the Contractholder if mail addressed to the Contractholder at the last address on record with the Company has been returned as undeliverable and the Contractholder has not provided the Company with a new address within 60 days of the date such mail is returned.

Impact of Discontinuance of a Contract.    Our discontinuance of a Contract will be effective as of a date we specify in writing that provides the Contractholder with at least 31 days’ advance notice in which to cure any remediable defaults, except that no such notice is required if mail to the Contractholder is returned as undeliverable.

Discontinuance of a Contract does not relieve the Contractholder of its obligations under the Contract or the Plan, and amounts accumulated for Participants will remain under the Contract. Upon discontinuance:

•	the Contractholder may not make any further Contributions,

•	all administrative services to the Contractholder shall terminate,

•	If requested by a Contractholder we may transfer to another insurance company or for 401(a) Thrift contracts, to a trustee of a trust established under the applicable Plan, or, for 403(b) Thrift Plans, to another financial institution that issues 403(b) Thrift Plan annuities or other permissible funding products, all amounts accumulated under the Contract in accordance with the discontinuance rules as described above. A transfer will require the consent of Participants in connection with 403(b) Thrift Plans, except that such consent is not required for Contracts issued to fund 403(b) Thrift Plans after January 1, 2009. Participant consent will not be required for an existing Contractholder under a Contract issued prior to January 1, 2009 that requests and accepts a rider to its Contract or a replacement Contract permitting transfers without the consent of Participants upon discontinuance, if the Contractholder meets our requirements, which may involve providing documents we request of all Contractholders with such rider. The transfer to another insurance company or financial institution will be made no later than 30 days (or later date requested by the Contractholder) after we have received a written request from the Contractholder for the transfer, provided we have been furnished with all information necessary to effect the transfer. A Plan may be terminated upon the distribution of all assets under the Plan. Existing Contractholders that have not been issued this rider may request the addition of such rider permitting transfers without the consent of participants and termination of the relevant Plan, if they meet our requirements, and

•	If provided by your contract, under a Plan to terminate the Plan the Contractholder may, subject to the terms of the Plan and the requirements of the Code, instruct us to distribute your account value to you in a lump sum or purchase paid-up annuity benefits for you. We will withdraw your Account Value and pay you the lump sum or purchase the paid-up annuity benefits within 30 days of the Valuation Day upon which we calculate your Account Value following such instructions.

Following a discontinuance for any of the reasons specified above, with regard to amounts that have not been withdrawn, each Participant whose assets have not been withdrawn can change allocations, make transfers and make full or partial withdrawals, but is not permitted to add assets.

Notice of Amendment and Option to Discontinue.    We will provide Contractholders with a written notice and an explanation concerning substantive amendments of the Contracts, including any amendments necessary to comply with federal or state law requirements, at least 60 days before the effective date of the amendment. A Contractholder may discontinue its Contract if it does not want to accept the amendments; however, any funds under a discontinued Contract that are not withdrawn remain subject to the Contract, as amended. See “Impact of Discontinuance of a Contract” for more information.

When We May Postpone Payments

We will pay any amounts due from the Separate Account for a withdrawal (including a Specified Payments Option withdrawal), death benefit or termination, and will transfer any amount from the Separate Account to the General Account, within seven days, unless:

•	The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on that Exchange is restricted as determined by the S.E.C.; or

•	The S.E.C. by order permits postponement for the protection of Participants; or

•	An emergency exists, as determined by the S.E.C., as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.

Additionally, we may postpone any payment from the Separate Account Fund that is invested in the Money Market Fund of the Investment Company, in the event that the Money Market Fund temporarily suspends redemption of shares because the Money Market Fund’s liquidity has fallen below required minimums because of market conditions or other factors.

YOU MAY OBTAIN AN ANNUITY WITH YOUR ACCOUNT VALUE

Amount of Annuity Payments

If your Employer has selected Mutual of America as the annuity provider for annuity benefit distributions, at your Annuity Commencement Date, we will apply your Account Value to provide a stream of monthly Annuity Payments (an annuity) from us to you (the Annuitant). Once Annuity Payments have begun, you may no longer make Contributions, transfers or withdrawals under the Contract and your Employer may no longer make Contributions on your behalf. If your Plan permits, and subject to its provisions, you may elect to receive your Account Value by making partial or full withdrawals, including withdrawals under our Specified Payments option, instead of receiving Annuity Payments.

We will fix the amount of each Annuity Payment and guarantee the payments, according to the form of annuity you select. The amount of the Annuity Payments depends on the age of the Annuitant(s), the annuity form you choose, the applicable annuity purchase rates and your Account Value.

We guarantee that the purchase rates we use to determine the amount of Annuity Payments will be the better of the guaranteed rates in the Contract or our then current annuity purchase rates.

We will issue for delivery to you an individual certificate setting forth the amount and terms of payment of your annuity benefits. We will send Annuity Payments directly to you at your last known address, as filed with us.

Annuity Commencement Date

You must notify us in writing of the Annuity Commencement Date in advance, according to our procedures. Unless federal or state law or the Plan requires otherwise, you may elect an Annuity Commencement Date that is your:

•	Normal Retirement Date (generally, when you reach age 65); or

•	Early Retirement Date (up to 10 years before your Normal Retirement Date); or

•	Late Retirement Date (any time after your Normal Retirement Date), but not later than the April 1 following your attainment of age 70 1/2, if you are no longer actively at work.

Available Forms of Annuity

If you have an Eligible Spouse on the Annuity Commencement Date, you will receive Annuity Payments in the form of a Joint and 66 2/3% Survivor Annuity with Ten Years Certain, with your Eligible Spouse as joint Annuitant as described below, unless you, no more than 180 days (or other period depending on the provisions of the Plan) before the Annuity Commencement Date, select in writing one of the other annuity forms listed below and your spouse consents in writing to the form selected. If you do not have an Eligible Spouse on the Annuity Commencement Date, you will receive Annuity Payments in the form of a Non-Refund Life Annuity, as described below, unless before the Annuity Commencement Date, you select in writing a different annuity form.

You may select a form of annuity (subject to the availability of such annuity under your Employer’s Plan), examples of which are described below, and in each case you will be the Annuitant.

Life Annuity with Ten Years Period Certain.    This annuity form provides for monthly Annuity Payments to you during your lifetime, but if you die before the end of the ten year period, your Beneficiary will receive the monthly Annuity Payments until the end of the ten year period. If the Beneficiary dies while receiving payments before the end of the period, we will pay the commuted value of the remaining Annuity Payments to the payee named by the Beneficiary.

Joint and 66 2⁄3% Survivor Life Annuity with Ten Year Period Certain.    This annuity form provides a monthly Annuity Payment during your lifetime and 66 2/3% of that monthly Annuity Payment to the joint

Annuitant after your death if the joint annuitant survives you. If both you and the joint Annuitant die before the end of the ten year period, payments continue to the Beneficiary in the amount last paid until the end of the ten years (the certain period). If the Beneficiary dies while receiving payments before the end of the period, we will pay the commuted value of the remaining Annuity Payments to the payee named by the Beneficiary. If a person you have named as your joint Annuitant dies prior to the Annuity Commencement Date, your election of this annuity form is cancelled automatically.

Full Cash Refund Annuity.    This annuity form provides for monthly Annuity Payments to you, continuing until your death. If the aggregate amount of the monthly Annuity Payments that we made to you is less than your vested Account Value at the Annuity Commencement Date, we will pay the difference to the Beneficiary.

Joint and Survivor Life Annuity.    Same as the Joint and Survivor Life With Period Certain annuity above, except that payments will end upon the death of the survivor as between the Annuitant and the joint annuitant. There is no guaranteed minimum payment period.

Non-Refund Life Annuity.    We make a monthly Annuity Payment until your death. No amount is payable to any joint annuitant or Beneficiary.

Other Forms.    In addition to the forms of annuity listed above, your Plan may offer additional forms of annuity as of your Annuity Commencement Date. We may, if offered by your Plan, permit you to elect a different period certain for life annuities and joint and survivor life annuities. Currently, in addition to the ten year period, we permit the election of life annuities with periods certain of three, five and fifteen years. Additionally, we may, if offered by your Plan, permit you to elect a different percentage survivorship benefit for joint and survivor life annuities (with or without period certain). Currently, in addition to the 66 2⁄3% survivorship benefit, we offer survivorship benefits of 50%, 75% and 100%. We have the right to discontinue offering these periods certain and survivorship benefits at any time unless your Contract provides otherwise.

Death Benefit After Annuity Commencement Date

If you (and your joint Annuitant if the form is a joint annuity) were to die on or after the Annuity Commencement Date and annuity payments have begun, your Beneficiary will receive the benefit (if any) provided by the form of annuity under which Annuity Payments were due. See “Available Forms of Annuity” above.

Single Sum Payment for Small Annuity Payments

If your vested Account Value is $1,000 or less (or such greater amount as may be permitted by law and specified in the Plan) on the Annuity Commencement Date you have requested, or at your required beginning date, as applicable, we will pay your Account Value to you in a single sum payment, and you may not elect to receive Annuity Payments. Alternatively, we may make such single sum payment to an IRA (or Roth IRA for Designated Roth Accounts) established by you (or your employer for you) if the Plan so provides. See “Minimum Required Distributions.”

OUR GENERAL ACCOUNT

Scope of Prospectus

We have not registered the Contracts under the Securities Act of 1933 for allocations to the General Account, nor is the General Account registered as an investment company under the 1940 Act. Disclosures regarding the fixed portion of the Contracts and the General Account, however, generally are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For more details regarding the General Account, you should refer to the Contract.

General Description

Amounts you allocate under a Contract to the General Account become part of our general assets. Our General Account supports our insurance and annuity obligations, including the Payment of Claims under our Contracts and our Policies, and is subject to the claims of our creditors. The General Account consists of all of our general assets, other than those in the Separate Account and other segregated asset accounts.

We bear the full investment risk for all amounts that Participants allocate to the General Account. We have sole discretion to invest the assets of the General Account, subject to applicable law. Your allocation of Account Value to the General Account does not entitle you to share in the investment experience of the General Account. You should consider our claims paying ability and financial strength when allocating amounts to the General Account.

We guarantee that we will credit interest for the life of the Contract to Account Values in the General Account at a rate at least equal to the minimum rate required by your Contract, if any. If your Contract does not set forth a minimum rate, we will credit interest at a rate at least equal to the minimum rate required by applicable state law or if no state law minimum rate is applicable to a Contract, the guaranteed minimum credited interest rate determined by us annually in accordance with the National Association of Insurance Commissioners (“NAIC”) standard non-forfeiture law for annuities. The NAIC minimum rate is determined in accordance with a formula. The current NAIC minimum rate formula as applied by us is based upon the five-year constant maturity treasury rate reported by the Federal Reserve as of the close of business on the last business day each October. In no event under the current NAIC formula will the minimum guaranteed credited interest rate be less than 1% nor more than 3%. We determine whether the application of the formula will change the minimum guaranteed rate each November, and any change is effective the following January 1. In our sole discretion, we may credit a higher rate of interest to Account Values in the General Account, although we are not obligated to credit interest in excess of the minimum rate. We compound interest daily on Account Values in the General Account, to produce an effective annual yield that is equal to the stated interest rate. You can find the current rate for your Account Value in the General Account in your quarterly statement or by logging in to the secure “My Account” section of our website, www.mutualofamerica.com.

The interest rates may be different for the portion of your Account Value in the General Account being held as collateral for a loan.

We reserve the right to credit a higher interest rate than the rate otherwise set for amounts allocated to the General Account when the Employer uses Mutual of America SponsorConnectSM for the transmission and receipt of certain information regarding Participants, Contributions and other Contract information, and in certain other circumstances.

Refer to the additional information about our General Account’s operations in Appendix B to this Prospectus.

Transfers and Withdrawals

You may transfer Account Value to and from the General Account, subject to any restrictions contained in your Employer’s Plan. To the extent permitted by the Code and your Plan, you may withdraw your Account

Value from the General Account prior to the Annuity Commencement Date. See “Your Right to Transfer Among Investment Alternatives,” “Frequent Purchases and Redemptions of Fund Shares” and “Your Right to Make Withdrawals, including by Specified Payments” under “Our Payment of Account Value to You or a Beneficiary.” We have the right to delay certain transfers and withdrawals from the General Account for up to six months following the date that we receive the transaction request.

WHERE TO CONTACT US AND GIVE US INSTRUCTIONS

Transfers and Allocation Changes by Telephone or Internet

You may make requests by telephone or Internet for transfers of Account Value among Investment Alternatives (except for transfers to any of the International Funds) or to change the Investment Alternatives to which we will allocate your future Contributions, except that we do not accept withdrawal requests by telephone or Internet. On any Valuation Day, we will consider requests by telephone or Internet that we receive prior to 4 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) as received that day. We will consider requests that we receive at or after 4 p.m. Eastern Time (or the Exchange close) as received on the next Valuation Day.

You must use a password to make Internet requests. Your use of the Password constitutes agreement to use our website in accordance with our rules and requirements. To change your Password, you may follow the instructions at our Internet website. To make telephone requests, you will be asked to provide your personal identification number (PIN) and identifying personal information to our Customer Service Representative.

We reserve the right to suspend or terminate at any time the right of Participants to request transfers or reallocations by telephone or Internet. We also reserve the right not to accept powers of attorney or other trading authorizations granted by any Participant to a third party. Either telephone or Internet transactions may not be possible during periods of heavy usage or from time to time for technical reasons, and you should place your order by an alternate method during any such period. The Company’s failure to follow reasonable procedures may result in liability for any losses due to any unauthorized or fraudulent telephone or Internet transfers.

We will not be liable for following instructions communicated by telephone or Internet that we reasonably believe to be genuine. To confirm that instructions communicated by telephone or Internet are genuine we will ask for personally identifying information to confirm your identity, record all telephone transactions and provide confirmation of transactions, in writing, except for allocation changes made over the Internet.

Frequent Purchases and Redemptions of Fund Shares

The purpose of our Contracts is to assist with the accumulation of long-term retirement savings. Our Contracts are not intended to provide Contractholders and Participants with a means to engage in market timing through frequent transfers of their Account Values in an attempt to take advantage of daily fluctuations in the securities markets.

Excessive frequent transfer practices designed to take advantage of short-term market changes may cause disruption to the efficient administration of portfolio management strategies and increase transaction costs. Under certain market conditions, such transfer practices can harm the investment performance of an Underlying Fund if it involves amounts which are substantial when compared to the net total Underlying Fund assets under management.

Each Underlying Fund has reserved the right to reject any aggregate purchase of Fund shares that it determines to be inconsistent with their Fund’s policies and procedures relating to market timing. As such, there is also a risk that excessive frequent transfer practices by individual Contractholders and Participants could cause an Underlying Fund to reject a net purchase order from a Separate Account Fund on behalf of many Contractholders and Participants, thereby compromising our ability to carry out purchase and redemption orders of many of our Contractholders and Participants.

In consideration of the above, we have adopted and implemented the following policies and procedures with regard to frequent transfers.

Transfers into any of the International Funds can only be effected by mail.    Because of the time difference between the close of the United States securities markets and the close of international securities markets, the International Funds are more likely to be subject to market timing transfers than the other Funds. Accordingly, we have adopted a special administrative rule for transfers into any of the International Funds and for revocations of such transfer requests. You must send in writing, by U.S.P.S. regular mail, to our Financial Transaction Processing Center in Boca Raton, Florida, all requests for transfers into any of the International Funds or revocations of such transfer requests. We will not accept orders for transfers of your Account Value to any of the International Funds or revocations of such transfer requests placed by any other means, including via our toll free 800 number or our Internet website, nor will we accept such transfer orders or revocations made in writing and delivered by fax, hand or express delivery service to our home office in New York City, any Regional Office or our Financial Transaction Processing Center. We will not accept U.S.P.S. regular mail transfer requests (or revocations of such transfer requests) into any of the International Funds that are received at the home office in New York City or any Regional Office. To obtain a form for making written transfer requests, you may call our toll free number, 1-800-468-3785. You may revoke an order for transfer into any of the International Funds only in writing sent by U.S.P.S. regular mail to our Financial Transaction Processing Center. You may continue to place orders for transfers out of any of the International Funds either in writing, by calling our toll-free number, or via our website, www.mutualofamerica.com.

We reserve the right to modify or terminate the administrative rule for transfers to the International Funds and to extend the rule to other Funds. We also reserve the right to adopt additional rules that would apply to Contractholders and Participants who in our view are repeatedly engaging in short-term trading through transfers of all or a portion of their Account Values in any of the Separate Account Funds offered under our Contracts. Note: The Retirement Funds and the Allocation Funds of the Investment Company may invest in shares of the other Investment Company Funds, including the International Fund, and are exempt from the requirement to place orders for purchases and sales of such shares by U.S.P.S. regular mail.

We work with the Underlying Funds to discourage Contractholders and Participants from engaging in excessive frequent transfers that could harm any Fund’s investment performance. We periodically meet with the management of the Underlying Funds to discuss any factors that may materially impact investment performance of the Underlying Funds, including excessive frequent transfer activity, if any. We periodically request a description of the Underlying Funds’ procedures and controls used to identify any excessive frequent transfer activity and a report on whether any such activity might have an adverse effect on the investment performance of any of the Underlying Funds. It should be noted that each of the Underlying Funds has established its own internal restrictions or minimums, and may decide to apply its own frequent trading policies and procedures to your transactions in the event it determines that, in its opinion, our procedures do not satisfy its particular policies and procedures. The Underlying Fund policies and procedures, if applied to your transactions, could result in a limit on the number of trades you can request in specified time periods, temporary blockage of trades or other actions. In addition, we may be required to disclose information on participant transfers to the Underlying Funds. We also request assurance that the Underlying Funds are correctly daily valuing their Funds and appropriately using Fair Value Pricing, where required.

We aggregate all daily purchase or redemption orders received from all Contractholders and Participants under the Contracts into a net purchase or redemption of shares of the Underlying Funds. We monitor such aggregate net daily purchase and redemption into or out of each Underlying Fund to make a determination, in our opinion, as to whether such aggregate net trading activity is material in relation to the total assets managed by each of the Underlying Funds, and if so, whether it could have an adverse impact on an Underlying Fund’s investment performance based upon the total net assets under management. We reserve the right to look back from any daily purchase or redemption activity in order to identify frequent transfer activity involving substantial amounts.

Depending on the nature of the net transfer activity, we will determine if there is frequent transfer activity conducted by the same Contractholders and Participants which could adversely impact the investment performance of an Underlying Fund, in view of the total net assets of the Underlying Fund, or could cause an Underlying Fund to reject a net purchase order on behalf of all Contractholders and Participants. In this regard, we can review individual purchase and redemption requests by Contractholders and Participants. If, in our opinion, excessive frequent transfer activity could cause an adverse effect on the investment performance of an Underlying Fund or could cause an Underlying Fund to reject a net purchase order on behalf of all Contractholders and Participants, we will take such actions as are appropriate to discourage such activity from continuing, as noted below. We do not accommodate Participants engaging in market timing. We will take the following actions in the following order:

•	contact the Contractholder or Participant and remind them that the Contracts are not designed to be used for such frequent transfers, request that such activity cease, and inform them that their use of the Internet or the 800-line privileges for transfer activity will be suspended if the activity does not cease;

•	if the activity does not cease, suspend the Contractholder’s or Participant’s Internet and 800-line privileges for transfers and require that all future purchase and redemption requests be carried out solely via a signed, written request to initiate any transaction, to be sent to our Financial Transaction Processing Center in Boca Raton via U.S.P.S. regular mail (the “Regular U.S. Mail Rule”);

•	then, in appropriate circumstances reject a transfer request, consistent with applicable law, rule, and regulation.

These procedures are applied uniformly to all Contractholders and Participants, individually and in the aggregate, engaging in such frequent transfer activity. The Contracts seek to provide a high degree of flexibility to Contractholders and Participants in managing their long-term retirement savings and other benefits and to this end do not have “front end” charges on contributions or transfers, or “back end” surrender or redemption charges on transfers or withdrawals. The Contracts permit unlimited, no-fee transfers between and among our General Account and the Separate Account Funds. We have no arrangements with any person or entities to permit frequent transfer activity and no such arrangements are permitted. We have not set a restriction on the amounts or number of transactions allowed in a given period and have not established a minimum holding period other than as may be applicable regarding the policies as noted above, nor have we set an exchange or redemption fee.

There may be legal and technological limitations on our ability to impose restrictions or limitations on the transfer practices of our Contractholders and Participants which arise out of the state law affecting a Contract and the necessary judgments involved in creating monitoring parameters. Consequently, our ability to discourage excessive frequent transfers that do not involve material or substantial amounts in the Separate Account Funds may be limited. The detection or deterrence of frequent transfer activity involves judgments that are inherently subjective. Accordingly, there is no assurance that we can restrict all transfer activity that may adversely affect Contractholders or Participants. There can be no assurance that frequent transfers in the Separate Account Funds will not occur. As a result of the limitations, restrictions and judgments described in this paragraph, it is possible that some participants may succeed in frequent trading activities, and in that eventuality, the effects, if any, of such activities may to some degree impact the other participants in the Separate Account.

Contacting Mutual of America

Our home office address is:

Mutual of America Life Insurance Company

320 Park Avenue

New York, New York 10022-6839

You can obtain the address of your Regional Office by calling our toll-free number, 1-800-468-3785 or by visiting our website at www.mutualofamerica.com.

Participants and Contractholders must send in writing all notices and elections required or permitted under the Contracts, except that you may give certain instructions by telephone or Internet, as described above.

Where You Should Direct Requests

You may request an allocation change or a transfer of Account Value among Investment Alternatives (except for transfers to any of the International Funds) by calling 1-800-468-3785, visiting our website at www.mutualofamerica.com, or sending your written request to our Financial Transaction Processing Center. You must send requests for transfer of Account Value to the International Funds or revocations of such requests by U.S.P.S. regular mail to our Financial Transaction Processing Center. The address is:

Mutual of America Life Insurance Company

Financial Transaction Processing Center

1150 Broken Sound Parkway NW

Boca Raton, FL 33487-3598

For withdrawals, you must make your request according to our procedures, which we may change from time to time. Under our current procedures, you may make a withdrawal request by writing to our Withdrawal Processing Center, which you can call at 877-567-9662. Written requests to the Withdrawal Processing Center should be sent to:

Mutual of America Life Insurance Company

Withdrawal Processing Center

1150 Broken Sound Parkway NW

Boca Raton, FL 33487-3598

You should use our forms to submit written requests to us; incomplete, unclear or unsigned forms will be returned without action.

ADMINISTRATIVE MATTERS

Confirmation Statements to Participants

We will send you a confirmation statement each time you change your allocation instructions (except that we will not send one for allocation instruction changes via our website), we receive a new Contribution from or for you, you transfer any portion of your Account Value among the Investment Alternatives, the change in the number of Accumulation Units and the change in Accumulation Unit Values attributable to your plan becoming, or ceasing to be, eligible for the Reduced Fee, or you make a withdrawal. A confirmation statement for a new Contribution may be part of your next quarterly (or monthly, if applicable) account statement. You must notify us of any error in a confirmation statement within 30 days after the date we processed the change or transaction, or within 30 days after the end of the period covered by the quarterly (or monthly) statement that serves as the confirmation statement, or you will lose the right to have us correct the error.

Designation of Beneficiary

You may designate a Beneficiary to receive any payments due upon your death, subject to any limits under a Plan or the Code. You may change the Beneficiary while you are living, either before or after the Annuity Commencement Date, by providing us (or your Employer when the Employer has agreed to hold such information) with written notice of the change. The designation or change in designation will, upon receipt by us, take effect as of the date you signed the written notice, whether or not you or the Beneficiary is living at the time of such receipt. Designations or changes in designation made via your employer will be deemed to be received by us at the time your employer enters the information on our system. We will not be liable, however, for any payment or settlement we make before we receive the notice from you or your employer, as the case may be, of Beneficiary or change of Beneficiary.

If you are married, the Beneficiary will be your Eligible Spouse unless we have received consent from the Eligible Spouse to permit another Beneficiary. The consent must:

•	be in writing

•	be signed by the Eligible Spouse and witnessed either by a notary public or a Plan representative

•	agree to your election to waive any qualified preretirement survivor annuity and qualified joint and survivor annuity forms of benefit that otherwise would be applicable, and

•	agree to the designation of a Beneficiary other than your Eligible Spouse.

You may not make subsequent Beneficiary designations or selections of forms of annuity benefit unless your Eligible Spouse provides written consent in the same manner.

You should specify a Beneficiary and periodically review your Beneficiary designation. We are required to pay the Beneficiary as shown in our records. You may not change a Beneficiary by naming a different person in your will.

If no Beneficiary designated by you is living at the time of your death during the Accumulation Period, or upon your death (and the death of the joint Annuitant, if any) during the Annuity Period, the Beneficiary or Beneficiaries will be determined in accordance with the Contract. The Contract lists classes of Beneficiaries in an order of preference. We will pay the surviving family member(s) in the first surviving class of Beneficiaries, in this order: your spouse; your children; your parents; and your brothers and sisters. If we do not find family members in these classes, we will pay the executors or administrators of your estate.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, after a thorough search, we are unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you periodically review and update, if necessary, your Beneficiary designations, including full names and complete addresses, if and as they change.

Certain Administrative Provisions

Assignment of Contracts.    Contractholders and Participants may not assign or transfer a Contract or any rights under a Contract, except as otherwise required or permitted by law.

Modification of Contracts.    Our rights and obligations under a Contract cannot be changed or waived, unless one of our duly authorized officers signs a written agreement of the change or waiver.

We may change a Contract at any time by amendment or replacement, provided we give the Contractholder at least 60 days’ notice, without the consent of the Contractholder, any Participant or the consent of any other person who is or may become entitled to benefits under the Contract. Any change we make may not affect the amount or the terms of Annuity Payments that began before such change. See “Our Payment of Account Value to You or a Beneficiary—Discontinuance of a Contract.”

Evidence of Survival.    When payment of a benefit is contingent upon the survival of any person, we may require that evidence of that person’s survival be furnished to us, either by personal endorsement of the check drawn for payment, or by other means satisfactory to us. If satisfactory evidence of survival is not received by us within 30 days following our request for it, we may suspend benefit payments until such evidence is received.

Misstatement of Information.    If we pay a benefit under a Contract based on information that you or a Beneficiary misstated to us, we will recalculate the benefit when we learn of the misstatement. We will adjust the amount of the benefit payments, or the amount applied to provide the benefit, or both, to the proper amount we determine based on the corrected information.

If we underpaid benefits due to any misstatement, we will pay the amount of the underpayment in full with the next payment due under the Contract. If we overpaid any benefits due to a misstatement, we will deduct the overpayment to the extent possible from payments as they become due under the Contract. We will include interest on the amount of any underpayments or charge interest on overpayments, at the effective rate set forth in the Contract or as may be required under state insurance law provisions.

Information and Determination.    Contractholders and Participants, as appropriate, must furnish us with the facts and information that we may require for the operation of the Contract including, upon request, the original or photocopy of any pertinent records held by the Contractholder or Participant. A Contractholder should report to us any determination that the Contractholder or employer makes pursuant to the terms of the Plan. We may rely on reports and other information furnished by Contractholders, employers or Participants and are not obligated to inquire as to the accuracy or completeness of such reports and information.

Non-Alienation of Benefits.    To the extent permitted by law (a) no amount payable with respect to you may be subject to alienation, attachment, garnishment, levy (other than a federal tax levy or a Qualified Domestic Relations Order), execution, or other legal or equitable process, and (b) no such amount will in any way be subject to any legal process that would subject it to the payment of any claim against you or a Beneficiary.

Participation in Divisible Surplus

We are a mutual life insurance company and consequently have no stockholders. Participants share in our earnings through any dividends approved by the Company’s Board of Directors. We can give no assurance as to the amount of divisible surplus, if any, that will be available for distribution under the Contracts in the future. The determination of such divisible surplus is within the sole discretion of our Board of Directors. No dividends are anticipated.

FEDERAL TAX INFORMATION

For federal income tax purposes, the Separate Account is not separate from us, and its operations are considered part of our operations. Under existing federal income tax law, we do not pay taxes on the net investment income and realized capital gains earned by the Separate Account. We reserve the right, however, to make a deduction for taxes if in the future we must pay tax on the Separate Account’s operations.

Obtaining Tax Advice

The discussion below of the current federal tax status and consequences for Participants under the Contracts does not cover every situation and is for information purposes only. Tax provisions and regulations may change at any time. Tax results may vary depending upon your individual situation, and special rules may apply to you in certain cases. You also may be subject to state and local taxes and state and local tax treatment may not conform to federal tax law. For these reasons, you or a Beneficiary should consult a qualified tax adviser for complete tax information before taking any actions that could have tax consequences.

Payments Under Annuity Contracts Generally

Section 72 of the Code describes the income taxation of payments under annuity contracts, either during the accumulation period or after the annuity commencement date. We intend that the provisions of Section 72 will apply to payments we make under the Contracts. The general rule is that you must receive a payment under a Plan in order to be subject to income taxation. You do not include in your gross income the interest and investment earnings we credit to your Account Value until you withdraw or otherwise receive such amounts. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as a distribution and accelerate the taxability of investment earnings.

Under general tax rules, when you receive a Plan distribution or Annuity Payments, all or part of the payment will be taxable to you as ordinary income. An important factor in determining the taxable portion is whether you have an investment in the contract, which generally is the amount of after-tax Contributions that you have made and not previously withdrawn. The taxation of distributions from Designated Roth Accounts is determined separately from the taxation of your Employee Contribution Account and Rollover Contribution Account. In addition, qualified distributions from Designated Roth Accounts are not taxable. See “Special Treatment for Designated Roth Contributions” below.

A Participant in a 403(b) Thrift Plan will not have any investment in the contract (unless the Participant has a Designated Roth Account or if the Participant has previously defaulted on a loan and received a deemed distribution). A Participant in a 401(a) or 401(k) Thrift Plan may have an investment in the contract, depending on whether the Plan provides for after-tax Contributions or the Participant has a Designated Roth Account (or if the Participant has previously defaulted on a loan and received a deemed distribution).

The following are general concepts, applicable for the discussion below about specific types of distributions.

•	If you do not have an investment in the contract, you must include in gross income the entire amount received during the tax year.

•	If you do have an investment in the contract, you may be able to exclude from gross income a portion of the Annuity Payments or other distribution received.

•	The amount you may exclude from gross income each year represents a partial return of your Contributions, if any, that you made with after-tax dollars (i.e., Contributions that you did not deduct or exclude from gross income for the tax year when the Contributions were made).

•	The simplified method is used to determine the percentage of Annuity Payments that you may exclude from gross income for a tax year. The percentage you may exclude is calculated by dividing your investment in the contract by your total anticipated payments from the Contract.

Withdrawals.    When you withdraw a portion of your Account Value, under 403(b) and 401(k) contracts, rollover contributions are withdrawn first, vested employer contributions are withdrawn next and then contributions made by the employee. Under 401(a) contracts, rollover contributions are withdrawn first, then after tax employee contributions are withdrawn on a pro rata basis and then employer contributions. If you receive amounts (that are not Annuity Payments) under a Contract when you have an investment in the contract, you generally may exclude a portion of the payments from gross income. You may exclude from gross income an amount determined by dividing your investment in the contract by your vested Account Value as of the date of the distribution. The Internal Revenue Service may indicate another date for valuing Account Values for this purpose.

Single Sum Payments.    If you receive a single sum payment of the Account Value, you must include in gross income, for the tax year in which you receive the payment, the difference between the amount of the payment and your investment in the contract, if any. Special income tax treatment may be available if a payment constitutes a “lump sum distribution” made from a retirement plan meeting the requirements of Section 401(a) of the Code.

Annuity Payments.    If you begin to receive Annuity Payments, or another form of periodic payments such as an installment method for a fixed period or a fixed amount, you may apply the simplified method to determine the amount to exclude from gross income for the tax year of the distribution.

The simplified method continues to apply until you recover the investment in the contract. After that time, you will have to include the full amount of each Annuity Payment in gross income for each taxable year. If your death occurs before you have recovered the investment in the contract, the unrecovered amount may either be deducted on the final income tax return for your last taxable year or by the Beneficiary.

Special Treatment for Designated Roth Contributions.    If permitted by your Plan, you may irrevocably designate a Contribution as a Designated Roth Contribution, to be deposited into a Designated Roth Account. While a Designated Roth Contribution is not excludable from your gross income when made, a qualified distribution from a Designated Roth Account is not includible in your gross income when distributed.

A qualified distribution is generally a distribution made:

1.	After the end of the five-year period beginning with the year in which you first made a contribution to any Designated Roth Account under the Plan; and

2.	In one of the following circumstances:

a.	You are age 59 1⁄2 or older, or

b.	You have died or become disabled.

A deemed distribution due to your default on a loan from your Designated Roth Account is not a qualified distribution, even if it otherwise meets these requirements.

The taxable portion of any distribution from a Designated Roth Account that is not a qualified distribution will be determined by applying the general tax concepts described above as if your Designated Roth Account were a separate contract, i.e., by dividing your investment in the contract (i.e. your Designated Roth Contributions) by your Designated Roth Account balance as of the date of the distribution.

Penalty Taxes for Premature Withdrawals

In addition to ordinary income taxation, Section 72 of the Code imposes a penalty tax on your premature withdrawals, which are withdrawals before you have reached age 59 1⁄2. This penalty tax is equal to 10% of the amount of the premature withdrawal that you include in gross income.

In general, the taxable amount of a withdrawal before you reach age 59 1⁄2 is not subject to a penalty tax if:

1.	You have died or become disabled;

2.	The withdrawals are Annuity Payments made over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary;

3.	The withdrawals are to pay your medical expenses or those of your spouse or dependents, if the medical expenses would be deductible by you for federal income tax purposes. (Generally, a taxpayer may deduct medical expenses if they are not covered by health insurance or otherwise reimbursed and they exceed 7.5% of the taxpayer’s adjusted gross income,)

4.	You ended your employment with the Employer during or after the year you attained age 55; or

5.	You have opted out of participation in a Plan that provides for automatic enrollment within 90 days of your first automatic deferral.

There may be additional exceptions available in certain circumstances, and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Exclusion of Contributions from Gross Income

403(b) Thrift Plan Contracts.    We offer the Contract for Thrift Plans designed to meet the requirements of Section 403(b) of the Code. Under Section 403(b), Participants who are employees of public schools and organizations that are exempt from tax under Section 501(c)(3) of the Code may exclude from their gross income the Contributions applied to purchase annuity contracts on their behalf. This exclusion is subject to the following limits:

•	The aggregate Contributions per year for each employee cannot exceed the contribution limitation in Section 415(c) of the Code.

•	If you make Contributions under a salary reduction agreement, an additional limitation contained in Section 402(g) of the Code is applicable.

Contributions that you may exclude usually are limited to the smaller amount under these provisions. In general, the limitations are as follows:

•	The Contributions to the Plan cannot exceed the lesser of $54,000 for 2017 (indexed for inflation in later years), or 100% of your includable compensation (before salary reduction contributions);

•	Your contributions through salary reduction may not exceed $18,000 for 2017 (indexed for inflation in subsequent years). A special “catch-up” contribution, available to employees with 15 or more years of service with the same Employer who have not made maximum contributions in prior years, may increase that amount by up to $3,000 per year, to a maximum life-time “catch-up” of $15,000. If the Employer’s Plan permits, Participants who are age 50 or older by the end of the calendar year may make an additional contribution of up to $6,000 for 2017 (indexed for inflation in later years). Designated Roth Contributions and Contributions are combined to determine your annual contribution amounts.

Designated Roth Contributions are not excludable from your gross income.

401(a) Thrift Plan Contracts and 401(k) Plans.    You may not exclude or deduct Contributions from your gross income, unless your Plan is subject to Code Section 401(k). For 401(k) plans, you may exclude from gross income your salary reduction Contributions of up to $18,000 for 2017 (indexed for inflation in subsequent years). If the Employer’s Plan permits, Participants who are age 50 or older by the end of the calendar year may make an additional contribution of up to $6,000 for 2017 (indexed for inflation in later years). For SIMPLE 401(k) Plans, that Participant Contribution limit is reduced to $12,500 for 2017 and indexed for inflation in later years. If the Employer’s Plan permits, Participants who are age 50 or older by the end of the calendar year may make an additional contribution of up to $3,000 for 2017 (indexed for inflation in later years). Designated Roth Contributions are included in these limits.

The total amount of Contributions made by you and by the Employer on your behalf for any year is limited to the lesser of $54,000 for 2017 (indexed for inflation in later years) or 100% of your includable compensation (but before any salary reduction contributions that are excludable from gross income).

Contributions by or for you to other employer retirement plans may reduce the above limits for you.

Designated Roth Contributions are not excludable from your gross income.

Minimum Required Distributions

The Code contains a series of rules that require you (or your Beneficiary) to take minimum distributions beginning at a certain time (called the “Required Beginning Date”) under any of the Plans for which we issue Contracts. For Plans subject to Code Section 403(b), you may take the required amount from a Contract we have issued, or from other contracts of the same type that you own.

You generally must begin taking distributions of Account Value by April 1 of the year following the year you reach age 70 1⁄2, unless you are still employed. A Plan, however, may require you if you are still employed to begin receiving minimum distributions at age 70 1⁄2.

We will provide explanatory information to Participants before their Required Beginning Dates. If, in any year, you do not satisfy the minimum distribution requirements, you may owe a penalty tax equal to 50% of the difference between the required minimum and the actual amount you withdrew in that year. In addition, the Plan may make the minimum payment to you without your consent.

Federal tax law provisions concerning distributions upon the death of a Participant may reduce the period over which a Beneficiary may take or defer receipt of the death benefit. See “Our Payment of Account Value to You or a Beneficiary—Death Benefit during the Accumulation Period.”

Federal Estate Taxes

The death benefit payable to your Beneficiary is included in your estate for federal estate tax purposes, except in limited circumstances. See “Obtaining Tax Advice.”

A Beneficiary generally will not receive a “stepped-up basis” for the increase in value under your Contract over the amount of your Contributions. The gain under a Contract is called “income in respect of a decedent” (IRD), and the Beneficiary may owe income tax at ordinary income rates on the IRD when the Beneficiary receives the death benefit. See “Obtaining Tax Advice.” If your estate pays any estate tax on the death benefit, the Beneficiary may be able to credit the estate tax paid against the income tax the Beneficiary owes.

A Beneficiary should consult a tax adviser for a complete explanation of the rules that will apply to the Beneficiary’s particular situation.

Withholding on Annuity Payments and Other Distributions

We are required to withhold federal income tax on Annuity Payments and other distributions, such as single sum distributions or withdrawals. In addition, certain states require us to withhold if federal withholding is applicable. In some instances, you may elect to have us not withhold federal income tax.

Most withdrawals are subject to mandatory automatic 20% federal income tax withholding for any eligible rollover distribution unless you elect to have us pay the withdrawal directly, as a federal income tax-free rollover, to another eligible plan or an IRA. The same rules generally apply to payments of death benefits to a Beneficiary, or to payments to a spouse or former spouse in connection with a divorce or separation decree or court order. A direct rollover to an IRA by a surviving spouse Beneficiary, or a direct transfer to an inherited IRA by a non-spouse Beneficiary, is not subject to federal income tax withholding. For purposes of these withholding and rollover rules, a “spouse” means only a spouse recognized under federal law.

The mandatory 20% tax withholding also does not apply to any distribution that is:

•	one of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary, or a specified period of 10 years or more,

•	a minimum distribution required under Section 401(a)(9) of the Code,

•	a hardship withdrawal if permitted by the Plan, or

•	a qualified distribution from a Designated Roth Account.

For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless Participant elects not to have federal income tax withheld.

When you (or a Beneficiary) request withdrawals or Annuity Payments, we will give detailed information and advise you (or the Beneficiary) of possible elections to be made. Participants and Beneficiaries should carefully review information they receive from us.

YOUR VOTING RIGHTS FOR MEETINGS OF THE UNDERLYING FUNDS

We will vote the shares of the Underlying Funds owned by the Separate Account at regular and special meetings of the shareholders of the Underlying Funds. We will cast our votes according to instructions we receive from Participants. The number of Underlying Fund shares that we may vote at a meeting of shareholders will be determined as of a record date set by the Board of Directors or Trustees of the Underlying Fund.

We will vote 100% of the shares that a Separate Account Fund owns. If you do not send us voting instructions, we will vote the shares attributable to your Account Value in the same proportion as we vote shares for which we have received voting instructions from Participants. We will determine the number of Accumulation Units attributable to each Participant for purposes of giving voting instructions as of the same record date used by the Underlying Fund. Because there is no required minimum number of shares for which we must receive voting instructions, a small number of participants may control the outcome of the vote.

Each Participant who has the right to give us voting instructions for a shareholders’ meeting of an Underlying Fund will receive information about the matters to be voted on, including the Underlying Fund’s proxy statement and a voting instructions form to return to us.

We may elect to vote the shares of the Underlying Funds held by our Separate Account in our own discretion if the Investment Company Act of 1940 is amended, or if the present interpretation of the Act changes with respect to our voting of these shares.

PERFORMANCE INFORMATION FOR THE SEPARATE ACCOUNT FUNDS

Money Market Fund

From time to time, we may include quotations of the yield and effective yield of the Separate Account’s Money Market Fund in advertisements, sales literature or reports to Participants. These yield figures show historical performance of the Fund assuming a hypothetical investment for the period indicated in the yield quotation. Yield figures do not indicate future performance.

The yield of the Money Market Fund refers to the net investment income generated by the Fund over a specified seven-day period (with the ending date stated). We then annualize this income. That is, we assume that the amount of income the Fund generates during that week is generated during each week in a 52-week period and we show the income as a percentage.

The effective yield is calculated similarly to yield, except that when we annualize income, we assume that the income earned by an investment in the Fund is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. Yield and Effective Yield are calculated in accordance with SEC standards. Refer to the Statement of Additional Information under the heading “Yield and Performance Information” for more information.

Yield and effective yield for the Money Market Fund will vary based on its expenses and the performance of the Investment Company Money Market Fund, which reflects (among other things) changes in market conditions and the level of its expenses. You can lose money invested in the Money Market Fund. The Money Market Fund had negative returns for periods of time in each calendar year from 2009 through 2016.

Total Return of Funds

We may advertise performance related information for the Funds of the Separate Account. Performance information for the Separate Account Funds is based upon past performance and is not an indication of future performance. Total returns are calculated in accordance with SEC standards and such returns are referred to as “standardized total returns.” The standardized total return contained in such advertising is customarily calculated for one, three, five and ten year periods from the later of the Separate Account’s inception or the Fund’s inception. Different periods are used if either the Fund or the Separate Account has not been in existence for at least ten years. Total return is determined by comparing the value of an investment in the Separate Account Fund at the beginning of the relevant period to the value of that investment at the end of the period, with deductions from total return for the total annual Underlying Fund operating expenses, any contingent deferred sales charge (we do not currently have such charges), and Separate Account Annual Expenses. Total return quotations are expressed in terms of average annual compounded rates of return for all periods quoted and assume that all dividends and capital gains distributions were reinvested. Total return for a Separate Account Fund will vary based on its expenses and its performance which reflects (among other things) changes in market conditions.

We may include Average Annual Total Returns reflecting reduced fees available to participants in certain plans as described in “Tables of Annual Expenses” and “Charges under the Contracts” in the Prospectus. We may include non-standardized total returns that predate the inception of the Fund in the Separate Account, by assuming that the Funds had been included in the Separate Account for periods prior to their inception with the Separate Account and deducting charges equal to those currently assessed by the Separate Account along with actual total annual Underlying Fund operating expenses. All non-standard total return advertisements are, and must be, accompanied by standardized total returns.

We may also include information in our advertisements that addressed various topics, such as the effects of various current developments on the economy, securities markets, investment strategies and techniques, customer profiles and hypothetical investment scenarios, financial management, tax and retirement planning and other information relevant to investing in the Separate Account and your Contract.

For a detailed description of the methods we use to determine yield and total return for the Separate Account’s Funds, see the Statement of Additional Information.

FUNDING AND OTHER CHANGES WE MAY MAKE

We reserve the right to make certain changes to the structure and operation of the Separate Account Funds at our discretion and without your prior consent. We may add, delete, or substitute funds for all contractowners or only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners. In making changes, we will comply with applicable law and will obtain the approval of Participants and/or the Contractholders, if required.

Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after obtaining any approval that may be required by law or regulation.

We also may:

•	create new investment funds of the Separate Account at any time;

•	to the extent permitted by state and federal law, modify, combine or remove investment funds in the Separate Account;

•	transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from one investment fund of the Separate Account to another investment fund;

•	create additional separate accounts or combine any two or more accounts including the Separate Account;

•	transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from the Separate Account to another separate account of ours by withdrawing the same percentage of each investment in the Separate Account, with appropriate adjustments to avoid odd lots and fractions;

•	operate the Separate Account as a diversified, open-end management investment company under the 1940 Act, or in any other form permitted by law, and designate an investment advisor for its management, which may be us, an affiliate of ours or another person;

•	deregister the Separate Account under the 1940 Act; and

•	operate the Separate Account under the general supervision of a committee, any or all the members of which may be interested persons (as defined in the 1940 Act) of ours or our affiliates, or discharge the committee for the Separate Account.

We may modify the provisions of the contracts to reflect changes to the investment funds and the Separate Account and to comply with applicable law. We will not make any changes without any regulatory approval that may be required and, if we make any such changes, we will provide you with written notice as may be required under applicable law or regulation.

LEGAL PROCEEDINGS

We are engaged in litigation of various kinds, which in our judgment are not of material importance in relation to our total assets. There are no legal proceedings pending to which the Separate Account is a party.

OUR STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more information about the Contracts and our operations. It also contains the most recent audited financial statements of Separate Account No. 2 and Mutual of America.

Table of Contents of Statement of Additional Information

Distribution of the Contracts	Periodic Reports
Calculation of Accumulation Unit Values	Independent Registered Public Accounting Firm
Yield and Performance Information	Additional Information
Safekeeping of Separate Account Assets	Financial Statements
State Regulation

How To Obtain a Statement of Additional Information

You may receive a copy of the Statement of Additional Information at no charge by calling 1-800-468-3785 or by completing the Form below and mailing it to Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022-6839.

The Securities and Exchange Commission has an Internet website at http://www.sec.gov. You may obtain our Registration Statement for the Contracts, including the SAI, and the Separate Account’s annual financial statement reports through the SEC’s Internet site. You also may obtain copies of these documents, upon your payment of a duplicating fee, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

(Please cut here)

To: Mutual of America Life Insurance Company

Please send me a copy of the Statement of Additional Information dated May 1, 2017 for the Thrift Plan Contract offered by Mutual of America. My name and address are as follows:

Name

Street Address

City	State	Zip

APPENDIX A

UNIT VALUE INFORMATION FOR THE SEPARATE ACCOUNT FUNDS

The tables below show changes in Accumulation Unit values and in the total number of units outstanding for each Separate Account Fund for the ten year period (or from the commencement of operations if less) to December 31, 2016. The information below for each of the ten years (or less, depending on the start date of each fund) ended December 31, 2016 is excerpted from the financial statements of the Separate Account, which have been audited by KPMG LLP, the Separate Account’s independent registered public accounting firm. The Separate Account’s financial statements for the year ended December 31, 2016, along with KPMG LLP’s report thereon, are available to you free of charge by calling 1-800-468-3785.

We calculate Accumulation Unit values from the net asset values of the Underlying Funds. Information for the 2055 Retirement Fund is shown for a partial year because the fund commenced operations on October 1, 2016.

Standard Units (1.20% Separate Account Annual Expenses)

	Investment Company Equity Index Fund (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$5.331	$5.330	$4.753	$3.643	$3.180	$3.159	$2.783	$2.227	$3.571	$3.425

Unit value, end of year	$5.889	$5.331	$5.330	$4.753	$3.643	$3.180	$3.159	$2.783	$2.227	$3.571

Thousands of accumulation units outstanding, end of year	31,834	53,148	57,445	55,789	59,193	61,506	66,679	68,767	65,771	68,522

	Investment Company All America Fund (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$15.100	$15.288	$13.919	$10.663	$9.406	$9.497	$8.147	$6.560	$10.260	$9.930

Unit value, end of year	$16.633	$15.100	$15.288	$13.919	$10.663	$9.406	$9.497	$8.147	$6.560	$10.260

Thousands of accumulation units outstanding, end of year	5,622	9,653	10,455	11,577	12,478	13,523	15,222	16,090	16,718	18,638

	Investment Company Small Cap Value Fund (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$1.921	$2.013	$1.937	$1.516	$1.329	$1.379	$1.091	$0.851	$1.189	$1.249

Unit value, end of year	$2.279	$1.921	$2.013	$1.937	$1.516	$1.329	$1.379	$1.091	$0.851	$1.189

Thousands of accumulation units outstanding, end of year	30,421	48,899	52,895	60,755	65,627	71,636	75,792	72,395	69,541	73,367

	Investment Company Small Cap Growth Fund (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$1.910	$1.980	$1.896	$1.359	$1.303	$1.350	$1.023	$0.809	$1.243	$1.198

Unit value, end of year	$2.040	$1.910	$1.980	$1.896	$1.359	$1.303	$1.350	$1.023	$0.809	$1.243

Thousands of accumulation units outstanding, end of year	34,526	58,519	59,683	73,999	70,509	79,438	81,486	75,326	72,573	74,886

	Investment Company Mid Cap Value Fund (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$1.714	$1.794	$1.596	$1.264	$1.153	$1.192	$1.013	$0.816	$1.222	$1.223

Unit value, end of year	$1.967	$1.714	$1.794	$1.596	$1.264	$1.153	$1.192	$1.013	$0.816	$1.222

Thousands of accumulation units outstanding, end of year	9,510	15,486	18,280	15,364	14,987	15,772	15,980	13,566	11,568	10,362

	Investment Company Mid-Cap Equity Index Fund (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$3.503	$3.632	$3.352	$2.547	$2.188	$2.260	$1.808	$1.335	$2.115	$1.980

Unit value, end of year	$4.171	$3.503	$3.632	$3.352	$2.547	$2.188	$2.260	$1.808	$1.335	$2.115

Thousands of accumulation units outstanding, end of year	33,482	58,446	63,510	69,280	66,532	70,910	69,874	71,371	65,454	70,944

	Investment Company Composite Fund (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$8.780	$8.816	$8.178	$7.113	$6.448	$6.346	$5.775	$4.920	$6.406	$6.060

Unit value, end of year	$9.362	$8.780	$8.816	$8.178	$7.113	$6.448	$6.346	$5.775	$4.920	$6.406

Thousands of accumulation units outstanding, end of year	6,487	10,951	11,632	12,383	13,626	14,678	16,413	17,127	18,190	19,977

	Investment Company International Fund (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$0.842	$0.858	$0.924	$0.776	$0.662	$0.766	$0.715	$0.576	$0.969	$1.000

Unit value, end of period/year	$0.846	$0.842	$0.858	$0.924	$0.776	$0.662	$0.766	$0.715	$0.576	$0.969

Units Outstanding (000’s), end of period/year	7,235	9,614	8,706	9,019	9,256	7,800	6,707	4,534	1,998	197

	Investment Company Money Market Fund (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$2.365	$2.396	$2.429	$2.462	$2.496	$2.531	$2.560	$2.586	$2.549	$2.449

Unit value, end of year	$2.340	$2.365	$2.396	$2.429	$2.462	$2.496	$2.531	$2.560	$2.586	$2.549

Thousands of accumulation units outstanding, end of year	7,992	9,755	11,341	12,778	15,265	17,362	20,295	22,906	31,629	30,862

	Investment Company Mid-Term Bond Fund (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$2.329	$2.343	$2.297	$2.338	$2.290	$2.180	$2.060	$1.869	$1.852	$1.743

Unit value, end of year	$2.382	$2.329	$2.343	$2.297	$2.338	$2.290	$2.180	$2.060	$1.869	$1.852

Thousands of accumulation units outstanding, end of year	13,855	23,061	24,803	27,517	33,149	35,372	38,104	34,644	31,695	21,789

	Investment Company Bond Fund (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$6.050	$6.103	$5.810	$5.935	$5.670	$5.349	$5.037	$4.435	$4.555	$4.340

Unit value, end of year	$6.258	$6.050	$6.103	$5.810	$5.935	$5.670	$5.349	$5.037	$4.435	$4.555

Thousands of accumulation units outstanding, end of year	12,112	19,149	20,888	21,938	23,438	23,165	21,945	19,352	15,862	15,158

	Investment Company Retirement Income Fund (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.352	$1.362	$1.294	$1.220	$1.152	$1.113	$1.031	$0.895	$0.999	$1.000

Unit value, end of period/year	$1.419	$1.352	$1.362	$1.294	$1.220	$1.152	$1.113	$1.031	$0.895	$0.999

Units Outstanding (000’s), end of period/year	7,316	11,481	10,750	9,177	8,962	8,162	5,971	3,904	1,995	530

(1)	For the period November 5, 2007 (commencement of operations) to December 31, 2007.

	Investment Company 2010 Retirement Fund (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.340	$1.351	$1.279	$1.158	$1.068	$1.049	$0.951	$0.801	$0.979	$0.988

Unit value, end of period/year	$1.415	$1.340	$1.351	$1.279	$1.158	$1.068	$1.049	$0.951	$0.801	$0.979

Units Outstanding (000’s), end of period/year	2,482	6,188	6,133	6,527	7,087	7,327	7,227	7,308	4,494	449

	Investment Company 2015 Retirement Fund (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.329	$1.341	$1.267	$1.117	$1.022	$1.013	$0.912	$0.759	$0.969	$0.982

Unit value, end of period/year	$1.414	$1.329	$1.341	$1.267	$1.117	$1.022	$1.013	$0.912	$0.759	$0.969

Units Outstanding (000’s), end of period/year	15,943	35,223	36,928	37,589	39,009	36,243	33,377	22,505	12,185	2,117

	Investment Company 2020 Retirement Fund (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.328	$1.343	$1.266	$1.088	$0.986	$0.983	$0.871	$0.714	$0.958	$0.974

Unit value, end of period/year	$1.425	$1.328	$1.343	$1.266	$1.088	$0.986	$0.983	$0.871	$0.714	$0.958

Units Outstanding (000’s), end of period/year	50,676	77,960	69,565	64,446	52,040	42,477	34,563	23,701	11,723	2,143

	Investment Company 2025 Retirement Fund (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.362	$1.380	$1.293	$1.081	$0.969	$0.972	$0.851	$0.686	$0.966	$0.986

Unit value, end of period/year	$1.478	$1.362	$1.380	$1.293	$1.081	$0.969	$0.972	$0.851	$0.686	$0.966

Units Outstanding (000’s), end of period/year	57,910	78,228	67,887	63,819	53,778	41,690	32,390	20,565	8,163	651

	Investment Company 2030 Retirement Fund (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.396	$1.416	$1.321	$1.081	$0.962	$0.972	$0.842	$0.672	$0.968	$0.991

Unit value, end of period/year	$1.527	$1.396	$1.416	$1.321	$1.081	$0.962	$0.972	$0.842	$0.672	$0.968

Units Outstanding (000’s), end of period/year	46,573	57,899	50,653	47,430	41,160	33,092	24,247	16,971	6,652	740

	Investment Company 2035 Retirement Fund (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.388	$1.410	$1.318	$1.059	$0.937	$0.954	$0.819	$0.651	$0.973	$1.000

Unit value, end of period/year	$1.528	$1.388	$1.410	$1.318	$1.059	$0.937	$0.954	$0.819	$0.651	$0.973

Units Outstanding (000’s), end of period/year	41,698	47,810	41,438	38,511	33,044	25,363	20,271	12,881	4,644	344

	Investment Company 2040 Retirement Fund (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period	$1.382	$1.407	$1.322	$1.052	$0.929	$0.952	$0.812	$0.641	$0.962	$0.990

Unit value, end of period/year	$1.524	$1.382	$1.407	$1.322	$1.052	$0.929	$0.952	$0.812	$0.641	$0.962

Units Outstanding (000’s), end of period/year	34,955	38,613	35,020	35,092	30,913	24,331	18,624	11,295	3,978	323

	Investment Company 2045 Retirement Fund (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.368	$1.395	$1.315	$1.042	$0.921	$0.946	$0.806	$0.638	$0.959	$0.988

Unit value, end of period/year	$1.510	$1.368	$1.395	$1.315	$1.042	$0.921	$0.946	$0.806	$0.638	$0.959

Units Outstanding (000’s), end of period/year	42,672	46,205	42,514	41,653	37,864	28,787	21,213	12,807	4,062	236

(1)	For the period November 5, 2007 (commencement of operations) to December 31, 2007.

	Investment Company 2050 Retirement Fund (Standard)
	2016	2015	2014	2013	2012(2)
Unit value, beginning of period/year	$1.335	$1.361	$1.286	$1.015	$1.000

Unit value, end of period/year	$1.475	$1.335	$1.361	$1.286	$1.015

Units Outstanding (000’s), end of period/year	19,943	15,046	9,097	4,702	493

	Investment Company 2055 Retirement Fund (Standard)
	2016(3)
Unit value, beginning of period/year	$1.000

Unit value, end of period/year	$1.037

Units Outstanding (000’s), end of period/year	451

	Investment Company Conservative Allocation Fund (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$1.677	$1.690	$1.604	$1.512	$1.425	$1.363	$1.259	$1.096	$1.231	$1.168

Unit value, end of year	$1.768	$1.677	$1.690	$1.604	$1.512	$1.425	$1.363	$1.259	$1.096	$1.231

Thousands of accumulation units outstanding, end of year	15,175	25,936	25,746	23,231	23,645	19,459	17,239	13,280	9,620	7,721

	Investment Company Moderate Allocation Fund (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$2.040	$2.062	$1.937	$1.695	$1.547	$1.503	$1.342	$1.117	$1.406	$1.334

Unit value, end of year	$2.199	$2.040	$2.062	$1.937	$1.695	$1.547	$1.503	$1.342	$1.117	$1.406

Thousands of accumulation units outstanding, end of year	34,284	54,387	55,236	57,199	56,603	51,632	51,013	45,667	38,344	35,240

	Investment Company Aggressive Allocation Fund (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$2.344	$2.382	$2.239	$1.824	$1.628	$1.611	$1.391	$1.117	$1.570	$1.501

Unit value, end of year	$2.568	$2.344	$2.382	$2.239	$1.824	$1.628	$1.611	$1.391	$1.117	$1.570

Thousands of accumulation units outstanding, end of year	25,450	36,104	37,261	39,964	42,816	42,489	41,698	41,229	33,937	29,353

	Fidelity VIP Equity-Income Portfolio (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$61.004	$64.219	$59.726	$47.118	$40.611	$40.663	$35.642	$27.593	$48.503	$48.158

Unit value, end of year	$71.207	$61.004	$64.219	$59.726	$47.118	$40.611	$40.663	$35.642	$27.593	$48.503

Thousands of accumulation units outstanding, end of year	1,301	2,026	2,291	2,482	2,646	2,871	3,148	3,325	3,226	3,514

	Fidelity VIP Asset Manager Portfolio (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$43.541	$43.964	$42.002	$36.698	$32.987	$34.227	$30.233	$23.604	$33.380	$29.134

Unit value, end of year	$44.395	$43.541	$43.964	$42.002	$36.698	$32.987	$34.227	$30.233	$23.604	$33.380

Thousands of accumulation units outstanding, end of year	898	1,525	1,634	1,740	1,961	2,042	2,202	2,303	2,156	1,884

	Fidelity VIP Contrafund® Portfolio (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$72.231	$72.513	$65.493	$50.432	$43.801	$45.431	$39.119	$29.057	$50.951	$43.679

Unit value, end of year	$77.138	$72.231	$72.513	$65.493	$50.432	$43.801	$45.431	$39.119	$29.057	$50.951

Thousands of accumulation units outstanding, end of year	2,751	5,014	5,386	5,767	6,355	6,811	7,505	7,863	7,551	7,826

(2)	For the period October 1, 2012 (commencement of operations) to December 31, 2012.

(3)	For the period October 1, 2016 (commencement of operations) to December 31, 2016.

	Fidelity VIP Mid Cap Portfolio (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$66.301	$67.973	$64.662	$47.986	$42.252	$47.789	$37.438	$26.940	$44.844	$39.097

Unit value, end of year	$73.600	$66.301	$67.973	$64.662	$47.986	$42.252	$47.789	$37.438	$26.940	$44.844

Thousands of accumulation units outstanding, end of year	683	1,217	1,328	1,504	1,585	1,763	2,121	1,821	1,287	1,239

	Vanguard Variable Insurance Fund Diversified Value Portfolio (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$23.651	$24.519	$22.596	$17.672	$15.353	$14.952	$13.817	$10.985	$17.358	$16.853

Unit value, end of year	$26.378	$23.651	$24.519	$22.596	$17.672	$15.353	$14.952	$13.817	$10.985	$17.358

Thousands of accumulation units outstanding, end of year	1,776	3,415	3,838	3,578	3,570	3,279	3,101	2,945	2,398	2,447

	Vanguard Variable Insurance Fund International Portfolio (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$25.152	$25.659	$27.645	$22.676	$19.103	$22.360	$19.522	$13.796	$25.272	$21.720

Unit value, end of year	$25.326	$25.152	$25.659	$27.645	$22.676	$19.103	$22.360	$19.522	$13.796	$25.272

Thousands of accumulation units outstanding, end of year	2,890	4,878	5,122	5,664	4,237	4,409	4,520	4,567	3,446	3,084

	Vanguard Variable Insurance Fund REIT Index Portfolio (Standard)
	2016	2015	2014	2013(4)
Unit value, beginning of period/year	$15.330	$15.178	$11.807	$12.330

Unit value, end of period/year	$16.414	$15.330	$15.178	$11.807

Thousands of accumulation units outstanding, end of period/year	899	1,384	1,756	150

	American Century VP Capital Appreciation Fund (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$38.992	$38.617	$36.051	$27.797	$24.192	$26.122	$20.051	$14.723	$27.537	$19.011

Unit value, end of year	$39.875	$38.992	$38.617	$36.051	$27.797	$24.192	$26.122	$20.051	$14.723	$27.537

Thousands of accumulation units outstanding, end of year	2,235	4,209	4,094	4,833	5,350	5,501	5,890	5,766	5,253	6,052

	American Funds Insurance Series New World Fund® (Standard)
	2016	2015	2014	2013(4)
Unit value, beginning of period/year	$22.109	$23.058	$25.268	$23.490

Unit value, end of period/year	$23.067	$22.109	$23.058	$25.268

Thousands of accumulation units outstanding, end of period/year	79	110	79	34

	Calvert VP SRI Balanced Portfolio (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$4.882	$5.052	$4.665	$4.001	$3.665	$3.547	$3.197	$2.575	$3.783	$3.715

Unit value, end of year	$5.203	$4.882	$5.052	$4.665	$4.001	$3.665	$3.547	$3.197	$2.575	$3.783

Thousands of accumulation units outstanding, end of year	8,765	12,937	13,495	14,532	15,622	15,892	16,772	16,832	15,959	16,324

(4)	For the period August 5, 2013 (initial availability) to December 31, 2013.

	Deutsche Variable Series I Capital Growth VIP (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$69.924	$65.153	$58.373	$43.874	$38.264	$40.537	$35.093	$27.911	$42.023	$37.665

Unit value, end of year	$72.023	$69.924	$65.153	$58.373	$43.874	$38.264	$40.537	$35.093	$27.911	$42.023

Thousands of accumulation units outstanding, end of year	1,495	2,472	2,411	2,590	2,959	3,166	3,631	3,818	3,956	4,226

	Oppenheimer Main Street Fund®/VA (Standard)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$37.810	$37.034	$33.863	$26.006	$22.522	$22.796	$19.837	$15.603	$25.587	$24.727

Unit value, end of year	$41.699	$37.810	$37.034	$33.863	$26.006	$22.522	$22.796	$19.837	$15.603	$25.587

Thousands of accumulation units outstanding, end of year	346	525	566	501	526	435	460	444	325	271

	PIMCO Variable Insurance Trust Real Return Portfolio (Standard)
	2016	2015	2014	2013(4)
Unit value, beginning of period/year	$12.640	$13.131	$12.879	$13.220

Unit value, end of period/year	$13.134	$12.640	$13.131	$12.879

Thousands of accumulation units outstanding, end of period/year	266	508	577	196

	T. Rowe Price Blue Chip Growth Portfolio (Standard)
	2016	2015	2014	2013(4)
Unit value, beginning of period/year	$22.412	$20.398	$18.892	$16.420

Unit value, end of period/year	$22.351	$22.412	$20.398	$18.892

Thousands of accumulation units outstanding, end of period/year	746	2,120	649	191

Tier 1 Reduced Fee (0.35% Separate Account Annual Expenses) Units*

	Investment Company (Tier 1 Reduced Fee)
	Equity Index Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$5.654	$5.609	$4.967	$3.781	$3.278	$3.233	$2.817

Unit value, end of year/period	$6.299	$5.654	$5.609	$4.967	$3.781	$3.278	$3.233

Thousands of accumulation units outstanding, end of year/period	11,144	10,864	26,165	23,153	21,083	19,183	18,116

	Investment Company (Tier 1 Reduced Fee)
	All America Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$16.015	$16.090	$14.547	$11.068	$9.695	$9.721	$8.374

Unit value, end of year/period	$17.791	$16.015	$16.090	$14.547	$11.068	$9.695	$9.721

Thousands of accumulation units outstanding, end of year/period	1,552	1,692	3,856	3,887	3,757	3,657	3,693

	Investment Company (Tier 1 Reduced Fee)
	Small Cap Value Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$2.038	$2.119	$2.025	$1.573	$1.369	$1.411	$1.203

Unit value, end of year/period	$2.437	$2.038	$2.119	$2.025	$1.573	$1.369	$1.411

Thousands of accumulation units outstanding, end of year/period	9,438	9,641	24,315	23,684	22,328	20,423	18,868

*	Tier 1 Reduced Fee was 0.50% of Separate Account Annual Expense through June 30, 2015.

(4)	For the period August 5, 2013 (initial availability) to December 31, 2013.

(5)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

	Investment Company (Tier 1 Reduced Fee)
	Small Cap Growth Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$2.026	$2.084	$1.982	$1.411	$1.343	$1.382	$1.114

Unit value, end of year/period	$2.182	$2.026	$2.084	$1.982	$1.411	$1.343	$1.382

Thousands of accumulation units outstanding, end of year/period	10,183	10,836	26,691	27,028	23,200	21,888	19,920

	Investment Company (Tier 1 Reduced Fee)
	Mid Cap Value Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$1.818	$1.889	$1.668	$1.312	$1.188	$1.220	$1.067

Unit value, end of year/period	$2.104	$1.818	$1.889	$1.668	$1.312	$1.188	$1.220

Thousands of accumulation units outstanding, end of year/period	3,860	3,381	7,877	6,729	5,404	4,288	3,722

	Investment Company (Tier 1 Reduced Fee)
	Mid-Cap Equity Index Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$3.716	$3.822	$3.504	$2.643	$2.255	$2.313	$1.932

Unit value, end of year/period	$4.462	$3.716	$3.822	$3.504	$2.643	$2.255	$2.313

Thousands of accumulation units outstanding, end of year/period	10,650	10,451	28,504	27,009	22,051	19,637	17,743

	Investment Company (Tier 1 Reduced Fee)
	Composite Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$9.312	$9.278	$8.547	$7.383	$6.646	$6.495	$5.987

Unit value, end of year/period	$10.013	$9.312	$9.278	$8.547	$7.383	$6.646	$6.495

Thousands of accumulation units outstanding, end of year/period	1,619	1,635	4,431	4,372	4,075	3,751	3,856

	Investment Company (Tier 1 Reduced Fee)
	International Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$0.885	$0.895	$0.957	$0.798	$0.676	$0.777	$0.688

Unit value, end of year/period	$0.897	$0.885	$0.895	$0.957	$0.798	$0.676	$0.777

Thousands of accumulation units outstanding, end of year/period	3,069	2,771	6,410	5,878	4,369	2,833	1,800

	Investment Company (Tier 1 Reduced Fee)
	Money Market Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$2.509	$2.522	$2.539	$2.555	$2.573	$2.590	$2.597

Unit value, end of year/period	$2.503	$2.509	$2.522	$2.539	$2.555	$2.573	$2.590

Thousands of accumulation units outstanding, end of year/period	2,471	2,117	6,948	6,854	6,022	5,468	4,745

	Investment Company (Tier 1 Reduced Fee)
	Mid-Term Bond Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$2.470	$2.466	$2.401	$2.427	$2.360	$2.231	$2.233

Unit value, end of year/period	$2.548	$2.470	$2.466	$2.401	$2.427	$2.360	$2.231

Thousands of accumulation units outstanding, end of year/period	5,332	5,036	14,698	13,601	13,311	11,695	10,249

(5)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

	Investment Company (Tier 1 Reduced Fee)
	Bond Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$6.417	$6.424	$6.073	$6.159	$5.844	$5.474	$5.460

Unit value, end of year/period	$6.694	$6.417	$6.424	$6.073	$6.159	$5.844	$5.474

Thousands of accumulation units outstanding, end of year/period	3,930	3,759	10,994	9,702	8,320	7,059	5,497

	Investment Company (Tier 1 Reduced Fee)
	Retirement Income Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$1.421	$1.420	$1.340	$1.254	$1.176	$1.129	$1.087

Unit value, end of year/period	$1.503	$1.421	$1.420	$1.340	$1.254	$1.176	$1.129

Thousands of accumulation units outstanding, end of year/period	5,905	3,478	8,213	4,455	3,102	2,436	1,767

	Investment Company (Tier 1 Reduced Fee)
	2010 Retirement Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$1.408	$1.409	$1.324	$1.190	$1.091	$1.063	$0.995

Unit value, end of year/period	$1.499	$1.408	$1.409	$1.324	$1.190	$1.091	$1.063

Thousands of accumulation units outstanding, end of year/period	2,107	1,975	4,839	4,391	4,048	4,134	3,147

	Investment Company (Tier 1 Reduced Fee)
	2015 Retirement Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$1.396	$1.399	$1.312	$1.148	$1.043	$1.027	$0.948

Unit value, end of year/period	$1.499	$1.396	$1.399	$1.312	$1.148	$1.043	$1.027

Thousands of accumulation units outstanding, end of year/period	9,460	8,894	23,681	19,888	15,830	12,380	9,225

	Investment Company (Tier 1 Reduced Fee)
	2020 Retirement Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$1.396	$1.400	$1.311	$1.119	$1.007	$0.996	$0.905

Unit value, end of year/period	$1.510	$1.396	$1.400	$1.311	$1.119	$1.007	$0.996

Thousands of accumulation units outstanding, end of year/period	29,605	24,967	53,657	39,323	26,973	19,595	12,436

	Investment Company (Tier 1 Reduced Fee)
	2025 Retirement Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$1.431	$1.439	$1.339	$1.111	$0.989	$0.986	$0.880

Unit value, end of year/period	$1.567	$1.431	$1.439	$1.339	$1.111	$0.989	$0.986

Thousands of accumulation units outstanding, end of year/period	29,959	23,883	50,395	34,873	24,238	15,365	9,411

	Investment Company (Tier 1 Reduced Fee)
	2030 Retirement Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$1.466	$1.476	$1.368	$1.111	$0.982	$0.985	$0.870

Unit value, end of year/period	$1.618	$1.466	$1.476	$1.368	$1.111	$0.982	$0.985

Thousands of accumulation units outstanding, end of year/period	22,992	18,503	39,955	27,662	19,813	13,168	7,037

(5)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

	Investment Company (Tier 1 Reduced Fee)
	2035 Retirement Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$1.458	$1.470	$1.364	$1.089	$0.957	$0.968	$0.845

Unit value, end of year/period	$1.619	$1.458	$1.470	$1.364	$1.089	$0.957	$0.968

Thousands of accumulation units outstanding, end of year/period	18,494	14,718	32,459	22,875	16,021	10,303	6,773

	Investment Company (Tier 1 Reduced Fee)
	2040 Retirement Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$1.452	$1.467	$1.369	$1.082	$0.948	$0.965	$0.839

Unit value, end of year/period	$1.615	$1.452	$1.467	$1.369	$1.082	$0.948	$0.965

Thousands of accumulation units outstanding, end of year/period	14,291	11,938	29,158	21,648	14,824	8,974	5,981

	Investment Company (Tier 1 Reduced Fee)
	2045 Retirement Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$1.438	$1.454	$1.361	$1.071	$0.941	$0.959	$0.833

Unit value, end of year/period	$1.600	$1.438	$1.454	$1.361	$1.071	$0.941	$0.959

Thousands of accumulation units outstanding, end of year/period	16,024	13,333	36,538	28,752	20,104	11,671	6,396

	Investment Company (Tier 1 Reduced Fee)
	2050 Retirement Fund
	2016	2015	2014	2013	2012(2)
Unit value, beginning of year/period	$1.368	$1.384	$1.298	$1.017	$1.000

Unit value, end of year/period	$1.524	$1.368	$1.384	$1.298	$1.017

Thousands of accumulation units outstanding, end of year/period	6,602	3,766	6,508	2,556	71

	Investment Company (Tier 1 Reduced Fee)
	2055 Retirement Fund
	2016(3)
Unit value, beginning of year/period	$1.000

Unit value, end of year/period	$1.039

Thousands of accumulation units outstanding, end of year/period	58

	Investment Company (Tier 1 Reduced Fee)
	Conservative Allocation Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$1.778	$1.778	$1.676	$1.570	$1.468	$1.395	$1.345

Unit value, end of year/period	$1.891	$1.778	$1.778	$1.676	$1.570	$1.468	$1.395

Thousands of accumulation units outstanding, end of year/period	5,636	5,129	12,387	9,283	8,127	6,095	4,383

	Investment Company (Tier 1 Reduced Fee)
	Moderate Allocation Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$2.164	$2.170	$2.025	$1.759	$1.594	$1.538	$1.422

Unit value, end of year/period	$2.352	$2.164	$2.170	$2.025	$1.759	$1.594	$1.538

Thousands of accumulation units outstanding, end of year/period	13,369	12,904	30,595	26,308	21,064	16,381	13,906

	Investment Company (Tier 1 Reduced Fee)
	Aggressive Allocation Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$2.486	$2.506	$2.340	$1.893	$1.678	$1.648	$1.463

Unit value, end of year/period	$2.746	$2.486	$2.506	$2.340	$1.893	$1.678	$1.648

Thousands of accumulation units outstanding, end of year/period	8,348	8,639	21,351	19,022	16,619	13,411	10,681

(2)	For the period October 1, 2012 (commencement of operations) to December 31, 2012.

(3)	For the period October 1, 2016 (commencement of operations) to December 31, 2016.

(5)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

	Fidelity VIP Equity-Income Portfolio (Tier 1 Reduced Fee)
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$64.702	$67.589	$62.420	$48.904	$41.857	$41.620	$36.336

Unit value, end of year/period	$76.163	$64.702	$67.589	$62.420	$48.904	$41.857	$41.620

Thousands of accumulation units outstanding, end of year/period	451	443	1,181	1,144	1,027	953	892

	Fidelity VIP Asset Manager Portfolio (Tier 1 Reduced Fee)
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$46.180	$46.271	$43.897	$38.089	$34.000	$35.033	$31.610

Unit value, end of year/period	$47.484	$46.180	$46.271	$43.897	$38.089	$34.000	$35.033

Thousands of accumulation units outstanding, end of year/period	341	360	984	941	842	721	632

	Fidelity VIP Contrafund® Portfolio (Tier 1 Reduced Fee)
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$76.612	$76.320	$68.449	$52.345	$45.145	$46.501	$39.874

Unit value, end of year/period	$82.510	$76.612	$76.320	$68.449	$52.345	$45.145	$46.501

Thousands of accumulation units outstanding, end of year/period	949	1,041	2,491	2,398	2,253	2,097	1,939

	Fidelity VIP Mid Cap Portfolio (Tier 1 Reduced Fee)
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$70.324	$71.543	$67.582	$49.807	$43.549	$48.914	$40.249

Unit value, end of year/period	$78.726	$70.324	$71.543	$67.582	$49.807	$43.549	$48.914

Thousands of accumulation units outstanding, end of year/period	286	304	720	701	593	507	455

	Vanguard Variable Insurance Fund Diversified Value Portfolio (Tier 1 Reduced Fee)
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$25.082	$25.804	$23.613	$18.341	$15.823	$15.303	$13.706

Unit value, end of year/period	$28.211	$25.082	$25.804	$23.613	$18.341	$15.823	$15.303

Thousands of accumulation units outstanding, end of year/period	708	721	1,786	1,514	1,245	988	753

	Vanguard Variable Insurance Fund International Portfolio (Tier 1 Reduced Fee)
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$26.675	$27.003	$28.890	$23.533	$19.688	$22.884	$19.636

Unit value, end of year/period	$27.087	$26.675	$27.003	$28.890	$23.533	$19.688	$22.884

Thousands of accumulation units outstanding, end of year/period	1,115	1,182	2,945	2,779	1,815	1,489	1,216

	Vanguard Variable Insurance Fund REIT Index Portfolio (Tier 1 Reduced Fee)
	2016	2015	2014	2013(4)
Unit value, beginning of year/period	$15.597	$15.323	$11.837	$12.330

Unit value, end of year/period	$16.841	$15.597	$15.323	$11.837

Thousands of accumulation units outstanding, end of year/period	349	231	570	56

(4)	For the period August 5, 2013 (initial availability) to December 31, 2013.

(5)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

	American Century VP Capital Appreciation Fund (Tier 1 Reduced Fee)
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$41.352	$40.640	$37.674	$28.849	$24.932	$26.734	$21.350

Unit value, end of year/period	$42.647	$41.352	$40.640	$37.674	$28.849	$24.932	$26.734

Thousands of accumulation units outstanding, end of year/period	704	785	1,790	1,754	1,702	1,453	1,410

	American Funds Insurance Series New World Fund® (Tier 1 Reduced Fee)
	2016	2015	2014	2013(4)
Unit value, beginning of year/period	$22.494	$23.279	$25.333	$23.490

Unit value, end of year/period	$23.667	$22.494	$23.279	$25.333

Thousands of accumulation units outstanding, end of year/period	37	27	40	16

	Calvert VP SRI Balanced Portfolio (Tier 1 Reduced Fee)
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$5.177	$5.316	$4.875	$4.152	$3.777	$3.630	$3.311

Unit value, end of year/period	$5.564	$5.177	$5.316	$4.875	$4.152	$3.777	$3.630

Thousands of accumulation units outstanding, end of year/period	1,893	1,828	5,300	4,901	4,576	3,992	2,976

	Deutsche Variable Series I Capital Growth VIP (Tier 1 Reduced Fee)
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$74.157	$68.566	$61.002	$45.534	$39.435	$41.488	$35.018

Unit value, end of year/period	$77.031	$74.157	$68.566	$61.002	$45.534	$39.435	$41.488

Thousands of accumulation units outstanding, end of year/period	450	505	1,079	1,028	1,027	979	1,012

	Oppenheimer Main Street Fund®/VA (Tier 1 Reduced Fee)
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$40.100	$38.975	$35.388	$26.990	$23.211	$23.331	$20.223

Unit value, end of year/period	$44.598	$40.100	$38.975	$35.388	$26.990	$23.211	$23.331

Thousands of accumulation units outstanding, end of year/period	161	132	306	263	228	168	148

	PIMCO Variable Insurance Trust Real Return Institutional Portfolio (Tier 1 Reduced Fee)
	2016	2015	2014	2013(4)
Unit value, beginning of year/period	$12.867	$13.262	$12.912	$13.220

Unit value, end of year/period	$13.475	$12.867	$13.262	$12.912

Thousands of accumulation units outstanding, end of year/period	96	77	242	33

	T. Rowe Price Blue Chip Growth Portfolio (Tier 1 Reduced Fee)
	2016	2015	2014	2013(4)
Unit value, beginning of year/period	$22.803	$20.594	$18.940	$16.420

Unit value, end of year/period	$22.933	$22.803	$20.594	$18.940

Thousands of accumulation units outstanding, end of year/period	292	329	246	62

(4)	For the period August 5, 2013 (initial availability) to December 31, 2013.

(5)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

Tier 2 Reduced Fee (0.45% Separate Account Annual Expenses) Units**

	Investment Company (Tier 2 Reduced Fee)
	Equity Index Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$5.652	$5.609	$4.967	$3.781	$3.278	$3.233	$2.817

Unit value, end of year/period	$6.290	$5.652	$5.609	$4.967	$3.781	$3.278	$3.233

Thousands of accumulation units outstanding, end of year/period	18,392	15,480	26,165	23,153	21,083	19,183	18,116

	Investment Company (Tier 2 Reduced Fee)
	All America Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$16.008	$16.090	$14.547	$11.068	$9.695	$9.721	$8.374

Unit value, end of year/period	$17.767	$16.008	$16.090	$14.547	$11.068	$9.695	$9.721

Thousands of accumulation units outstanding, end of year/period	1,958	1,999	3,856	3,887	3,757	3,657	3,693

	Investment Company (Tier 2 Reduced Fee)
	Small Cap Value Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$2.037	$2.119	$2.025	$1.573	$1.369	$1.411	$1.203

Unit value, end of year/period	$2.434	$2.037	$2.119	$2.025	$1.573	$1.369	$1.411

Thousands of accumulation units outstanding, end of year/period	15,925	14,190	24,315	23,684	22,328	20,423	18,868

	Investment Company (Tier 2 Reduced Fee)
	Small Cap Growth Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$2.025	$2.084	$1.982	$1.411	$1.343	$1.382	$1.114

Unit value, end of year/period	$2.179	$2.025	$2.084	$1.982	$1.411	$1.343	$1.382

Thousands of accumulation units outstanding, end of year/period	17,967	16,709	26,691	27,028	23,200	21,888	19,920

	Investment Company (Tier 2 Reduced Fee)
	Mid Cap Value Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$1.817	$1.889	$1.668	$1.312	$1.188	$1.220	$1.067

Unit value, end of year/period	$2.101	$1.817	$1.889	$1.668	$1.312	$1.188	$1.220

Thousands of accumulation units outstanding, end of year/period	4,970	4,286	7,877	6,729	5,404	4,288	3,722

	Investment Company (Tier 2 Reduced Fee)
	Mid-Cap Equity Index Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$3.714	$3.822	$3.504	$2.643	$2.255	$2.313	$1.932

Unit value, end of year/period	$4.456	$3.714	$3.822	$3.504	$2.643	$2.255	$2.313

Thousands of accumulation units outstanding, end of year/period	19,817	18,248	28,504	27,009	22,051	19,637	17,743

	Investment Company (Tier 2 Reduced Fee)
	Composite Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$9.308	$9.278	$8.547	$7.383	$6.646	$6.495	$5.987

Unit value, end of year/period	$10.000	$9.308	$9.278	$8.547	$7.383	$6.646	$6.495

Thousands of accumulation units outstanding, end of year/period	2,389	2,465	4,431	4,372	4,075	3,751	3,856

**	Tier 2 Reduced Fee was 0.50% of Separate Account Annual Expense through June 30, 2015.

(5)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

	Investment Company (Tier 2 Reduced Fee)
	International Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$0.885	$0.895	$0.957	$0.798	$0.676	$0.777	$0.688

Unit value, end of year/period	$0.896	$0.885	$0.895	$0.957	$0.798	$0.676	$0.777

Thousands of accumulation units outstanding, end of year/period	5,846	4,814	6,410	5,878	4,369	2,833	1,800

	Investment Company (Tier 2 Reduced Fee)
	Money Market Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$2.508	$2.522	$2.539	$2.555	$2.573	$2.590	$2.597

Unit value, end of year/period	$2.500	$2.508	$2.522	$2.539	$2.555	$2.573	$2.590

Thousands of accumulation units outstanding, end of year/period	3,960	3,869	6,948	6,854	6,022	5,468	4,745

	Investment Company (Tier 2 Reduced Fee)
	Mid-Term Bond Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$2.469	$2.466	$2.401	$2.427	$2.360	$2.231	$2.233

Unit value, end of year/period	$2.544	$2.469	$2.466	$2.401	$2.427	$2.360	$2.231

Thousands of accumulation units outstanding, end of year/period	10,091	9,654	14,698	13,601	13,311	11,695	10,249

	Investment Company (Tier 2 Reduced Fee)
	Bond Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$6.414	$6.424	$6.073	$6.159	$5.844	$5.474	$5.460

Unit value, end of year/period	$6.686	$6.414	$6.424	$6.073	$6.159	$5.844	$5.474

Thousands of accumulation units outstanding, end of year/period	8,290	7,276	10,994	9,702	8,320	7,059	5,497

	Investment Company (Tier 2 Reduced Fee)
	Retirement Income Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$1.420	$1.420	$1.340	$1.254	$1.176	$1.129	$1.087

Unit value, end of year/period	$1.501	$1.420	$1.420	$1.340	$1.254	$1.176	$1.129

Thousands of accumulation units outstanding, end of year/period	6,154	6,858	8,213	4,455	3,102	2,436	1,767

	Investment Company (Tier 2 Reduced Fee)
	2010 Retirement Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$1.408	$1.409	$1.324	$1.190	$1.091	$1.063	$0.995

Unit value, end of year/period	$1.498	$1.408	$1.409	$1.324	$1.190	$1.091	$1.063

Thousands of accumulation units outstanding, end of year/period	2,709	2,679	4,839	4,391	4,048	4,134	3,147

	Investment Company (Tier 2 Reduced Fee)
	2015 Retirement Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$1.396	$1.399	$1.312	$1.148	$1.043	$1.027	$0.948

Unit value, end of year/period	$1.497	$1.396	$1.399	$1.312	$1.148	$1.043	$1.027

Thousands of accumulation units outstanding, end of year/period	14,049	15,433	23,681	19,888	15,830	12,380	9,225

(5)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

	Investment Company (Tier 2 Reduced Fee)
	2020 Retirement Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$1.395	$1.400	$1.311	$1.119	$1.007	$0.996	$0.905

Unit value, end of year/period	$1.508	$1.395	$1.400	$1.311	$1.119	$1.007	$0.996

Thousands of accumulation units outstanding, end of year/period	42,341	37,777	53,657	39,323	26,973	19,595	12,436

	Investment Company (Tier 2 Reduced Fee)
	2025 Retirement Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$1.431	$1.439	$1.339	$1.111	$0.989	$0.986	$0.880

Unit value, end of year/period	$1.564	$1.431	$1.439	$1.339	$1.111	$0.989	$0.986

Thousands of accumulation units outstanding, end of year/period	47,216	40,002	50,395	34,873	24,238	15,365	9,411

	Investment Company (Tier 2 Reduced Fee)
	2030 Retirement Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$1.466	$1.476	$1.368	$1.111	$0.982	$0.985	$0.870

Unit value, end of year/period	$1.616	$1.466	$1.476	$1.368	$1.111	$0.982	$0.985

Thousands of accumulation units outstanding, end of year/period	40,504	31,802	39,955	27,662	19,813	13,168	7,037

	Investment Company (Tier 2 Reduced Fee)
	2035 Retirement Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$1.457	$1.470	$1.364	$1.089	$0.957	$0.968	$0.845

Unit value, end of year/period	$1.617	$1.457	$1.470	$1.364	$1.089	$0.957	$0.968

Thousands of accumulation units outstanding, end of year/period	33,452	25,679	32,459	22,875	16,021	10,303	6,773

	Investment Company (Tier 2 Reduced Fee)
	2040 Retirement Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$1.451	$1.467	$1.369	$1.082	$0.948	$0.965	$0.839

Unit value, end of year/period	$1.613	$1.451	$1.467	$1.369	$1.082	$0.948	$0.965

Thousands of accumulation units outstanding, end of year/period	29,769	25,000	29,158	21,648	14,824	8,974	5,981

	Investment Company (Tier 2 Reduced Fee)
	2045 Retirement Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$1.437	$1.454	$1.361	$1.071	$0.941	$0.959	$0.833

Unit value, end of year/period	$1.598	$1.437	$1.454	$1.361	$1.071	$0.941	$0.959

Thousands of accumulation units outstanding, end of year/period	39,544	32,554	36,538	28,752	20,104	11,671	6,396

	Investment Company (Tier 2 Reduced Fee)
	2050 Retirement Fund
	2016	2015	2014	2013	2012(2)
Unit value, beginning of year/period	$1.368	$1.384	$1.298	$1.017	$1.000

Unit value, end of year/period	$1.522	$1.368	$1.384	$1.298	$1.017

Thousands of accumulation units outstanding, end of year/period	19,250	10,796	6,508	2,556	71

	Investment Company (Tier 2 Reduced Fee)
	2055 Retirement Fund
	2016(3)
Unit value, beginning of year/period	$1.000

Unit value, end of year/period	$1.039

Thousands of accumulation units outstanding, end of year/period	244

(2)	For the period October 1, 2012 (commencement of operations) to December 31, 2012.

(3)	For the period October 1, 2016 (commencement of operations) to December 31, 2016.

(5)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

	Investment Company (Tier 2 Reduced Fee)
	Conservative Allocation Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$1.778	$1.778	$1.676	$1.570	$1.468	$1.395	$1.345

Unit value, end of year/period	$1.888	$1.778	$1.778	$1.676	$1.570	$1.468	$1.395

Thousands of accumulation units outstanding, end of year/period	10,429	8,827	12,387	9,283	8,127	6,095	4,383

	Investment Company (Tier 2 Reduced Fee)
	Moderate Allocation Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$2.163	$2.170	$2.025	$1.759	$1.594	$1.538	$1.422

Unit value, end of year/period	$2.349	$2.163	$2.170	$2.025	$1.759	$1.594	$1.538

Thousands of accumulation units outstanding, end of year/period	23,723	19,957	30,595	26,308	21,064	16,381	13,906

	Investment Company (Tier 2 Reduced Fee)
	Aggressive Allocation Fund
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$2.485	$2.506	$2.340	$1.893	$1.678	$1.648	$1.463

Unit value, end of year/period	$2.743	$2.485	$2.506	$2.340	$1.893	$1.678	$1.648

Thousands of accumulation units outstanding, end of year/period	16,261	14,431	21,351	19,022	16,619	13,411	10,681

	Fidelity VIP Equity-Income Portfolio (Tier 2 Reduced Fee)
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$64.672	$67.589	$62.420	$48.904	$41.857	$41.620	$36.336

Unit value, end of year/period	$76.062	$64.672	$67.589	$62.420	$48.904	$41.857	$41.620

Thousands of accumulation units outstanding, end of year/period	728	662	1,181	1,144	1,027	953	892

	Fidelity VIP Asset Manager Portfolio (Tier 2 Reduced Fee)
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$46.160	$46.271	$43.897	$38.089	$34.000	$35.033	$31.610

Unit value, end of year/period	$47.423	$46.160	$46.271	$43.897	$38.089	$34.000	$35.033

Thousands of accumulation units outstanding, end of year/period	698	611	984	941	842	721	632

	Fidelity VIP Contrafund® Portfolio (Tier 2 Reduced Fee)
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$76.577	$76.320	$68.449	$52.345	$45.145	$46.501	$39.874

Unit value, end of year/period	$82.399	$76.577	$76.320	$68.449	$52.345	$45.145	$46.501

Thousands of accumulation units outstanding, end of year/period	1,373	1,349	2,491	2,398	2,253	2,097	1,939

	Fidelity VIP Mid Cap Portfolio (Tier 2 Reduced Fee)
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$70.292	$71.543	$67.582	$49.807	$43.549	$48.914	$40.249

Unit value, end of year/period	$78.619	$70.292	$71.543	$67.582	$49.807	$43.549	$48.914

Thousands of accumulation units outstanding, end of year/period	434	420	720	701	593	507	455

(5)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

	Vanguard Variable Insurance Fund Diversified Value Portfolio (Tier 2 Reduced Fee)
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$25.071	$25.804	$23.613	$18.341	$15.823	$15.303	$13.706

Unit value, end of year/period	$28.173	$25.071	$25.804	$23.613	$18.341	$15.823	$15.303

Thousands of accumulation units outstanding, end of year/period	1,331	1,065	1,786	1,514	1,245	988	753

	Vanguard Variable Insurance Fund International Portfolio (Tier 2 Reduced Fee)
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$26.663	$27.003	$28.890	$23.533	$19.688	$22.884	$19.636

Unit value, end of year/period	$27.051	$26.663	$27.003	$28.890	$23.533	$19.688	$22.884

Thousands of accumulation units outstanding, end of year/period	1,955	1,808	2,945	2,779	1,815	1,489	1,216

	Vanguard Variable Insurance Fund REIT Index Portfolio (Tier 2 Reduced Fee)
	2016	2015	2014	2013(4)
Unit value, beginning of year/period	$15.590	$15.323	$11.837	$12.330

Unit value, end of year/period	$16.818	$15.590	$15.323	$11.837

Thousands of accumulation units outstanding, end of year/period	632	365	570	56

	American Century VP Capital Appreciation Fund (Tier 2 Reduced Fee)
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$41.333	$40.640	$37.674	$28.849	$24.932	$26.734	$21.350

Unit value, end of year/period	$42.589	$41.333	$40.640	$37.674	$28.849	$24.932	$26.734

Thousands of accumulation units outstanding, end of year/period	1,091	1,081	1,790	1,754	1,702	1,453	1,410

	American Funds Insurance Series New World Fund® (Tier 2 Reduced Fee)
	2016	2015	2014	2013(4)
Unit value, beginning of year/period	$22.484	$23.279	$25.333	$23.490

Unit value, end of year/period	$23.636	$22.484	$23.279	$25.333

Thousands of accumulation units outstanding, end of year/period	59	33	40	16

	Calvert VP SRI Balanced Portfolio (Tier 2 Reduced Fee)
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$5.175	$5.316	$4.875	$4.152	$3.777	$3.630	$3.311

Unit value, end of year/period	$5.557	$5.175	$5.316	$4.875	$4.152	$3.777	$3.630

Thousands of accumulation units outstanding, end of year/period	4,133	3,682	5,300	4,901	4,576	3,992	2,976

	Deutsche Variable Series I Capital Growth VIP (Tier 2 Reduced Fee)
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$74.123	$68.566	$61.002	$45.534	$39.435	$41.488	$35.018

Unit value, end of year/period	$76.927	$74.123	$68.566	$61.002	$45.534	$39.435	$41.488

Thousands of accumulation units outstanding, end of year/period	657	648	1,079	1,028	1,027	979	1,012

(4)	For the period August 5, 2013 (initial availability) to December 31, 2013.

(5)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

	Oppenheimer Main Street Fund®/VA (Tier 2 Reduced Fee)
	2016	2015	2014	2013	2012	2011	2010(5)
Unit value, beginning of year/period	$40.082	$38.975	$35.388	$26.990	$23.211	$23.331	$20.223

Unit value, end of year/period	$44.539	$40.082	$38.975	$35.388	$26.990	$23.211	$23.331

Thousands of accumulation units outstanding, end of year/period	210	186	306	263	228	168	148

	PIMCO Variable Insurance Trust Real Return Institutional Portfolio (Tier 2 Reduced Fee)
	2016	2015	2014	2013(4)
Unit value, beginning of year/period	$12.861	$13.262	$12.912	$13.220

Unit value, end of year/period	$13.456	$12.861	$13.262	$12.912

Thousands of accumulation units outstanding, end of year/period	330	233	242	33

	T. Rowe Price Blue Chip Growth Portfolio (Tier 2 Reduced Fee)
	2016	2015	2014	2013(4)
Unit value, beginning of year/period	$22.792	$20.594	$18.940	$16.420

Unit value, end of year/period	$22.902	$22.792	$20.594	$18.940

Thousands of accumulation units outstanding, end of year/period	551	543	246	62

Tier 3 Reduced Fee (0.60% Separate Account Annual Expenses) Units

	Investment Company (Tier 3 Reduced Fee)
	Equity Index Fund
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$5.621	$5.585	$4.951	$3.772	$3.273	$3.232	$2.834	$2.258	$3.607	$3.445

Unit value, end of year	$6.247	$5.621	$5.585	$4.951	$3.772	$3.273	$3.232	$2.834	$2.258	$3.607

Units Outstanding (000’s), end of year	15,369	15,362	15,370	15,570	15,134	15,505	15,904	33,800	34,459	38,424

	Investment Company (Tier 3 Reduced Fee)
	All America Fund
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$15.921	$16.023	$14.500	$11.042	$9.681	$9.717	$8.295	$6.652	$10.363	$9.989

Unit value, end of year	$17.645	$15.921	$16.023	$14.500	$11.042	$9.681	$9.717	$8.295	$6.652	$10.363

Units Outstanding (000’s), end of year	1,868	2,071	2,249	2,472	2,659	2,995	3,018	7,462	8,183	9,560

	Investment Company (Tier 3 Reduced Fee)
	Small Cap Value Fund
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$2.026	$2.109	$2.018	$1.569	$1.368	$1.411	$1.110	$0.863	$1.201	$1.257

Unit value, end of year	$2.417	$2.026	$2.109	$2.018	$1.569	$1.368	$1.411	$1.110	$0.863	$1.201

Units Outstanding (000’s), end of year	15,192	16,346	17,994	19,920	19,523	19,674	19,492	35,801	37,223	40,458

(4)	For the period August 5, 2013 (initial availability) to December 31, 2013.

(5)	For the period August 1, 2010 (initial offering date of the units) to December 31, 2010.

	Investment Company (Tier 3 Reduced Fee)
	Small Cap Growth Fund
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$2.013	$2.075	$1.975	$1.407	$1.341	$1.381	$1.042	$0.820	$1.256	$1.206

Unit value, end of year	$2.164	$2.013	$2.075	$1.975	$1.407	$1.341	$1.381	$1.042	$0.820	$1.256

Units Outstanding (000’s), end of year	16,304	18,644	20,022	22,393	20,579	21,903	20,384	37,502	39,034	42,165

	Investment Company (Tier 3 Reduced Fee)
	Mid-Cap Value Fund
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$1.807	$1.880	$1.662	$1.309	$1.187	$1.220	$1.031	$0.828	$1.235	$1.230

Unit value, end of year	$2.087	$1.807	$1.880	$1.662	$1.309	$1.187	$1.220	$1.031	$0.828	$1.235

Units Outstanding (000’s), end of year	4,711	5,050	5,333	4,661	4,028	4,202	3,827	6,028	5,216	4,562

	Investment Company (Tier 3 Reduced Fee)
	Mid-Cap Equity Index Fund
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$3.694	$3.806	$3.492	$2.637	$2.252	$2.312	$1.841	$1.353	$2.136	$1.992

Unit value, end of year	$4.425	$3.694	$3.806	$3.492	$2.637	$2.252	$2.312	$1.841	$1.353	$2.136

Units Outstanding (000’s), end of year	16,973	16,570	17,068	17,942	17,603	18,266	17,871	32,515	31,155	35,490

	Investment Company (Tier 3 Reduced Fee)
	Composite Fund
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$9.259	$9.241	$8.520	$7.366	$6.637	$6.492	$5.880	$4.989	$6.471	$6.096

Unit value, end of year	$9.933	$9.259	$9.241	$8.520	$7.366	$6.637	$6.492	$5.880	$4.989	$6.471

Units Outstanding (000’s), end of year	2,192	2,216	2,404	2,485	2,715	2,995	2,944	7,627	8,425	9,989

	Investment Company (Tier 3 Reduced Fee)
	International Fund
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$0.880	$0.891	$0.954	$0.796	$0.675	$0.776	$0.721	$0.578	$0.970	$1.000

Unit value, end of period/year	$0.889	$0.880	$0.891	$0.954	$0.796	$0.675	$0.776	$0.721	$0.578	$0.970

Units Outstanding (000’s), end of period/year	4,459	4,640	4,407	4,222	3,419	3,093	2,606	2,715	975	333

	Investment Company (Tier 3 Reduced Fee)
	Money Market Fund
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$2.494	$2.512	$2.530	$2.549	$2.569	$2.589	$2.607	$2.622	$2.575	$2.464

Unit value, end of year	$2.483	$2.494	$2.512	$2.530	$2.549	$2.569	$2.589	$2.607	$2.622	$2.575

Units Outstanding (000’s), end of year	2,976	3,204	4,149	4,629	4,873	4,996	4,946	9,584	17,205	19,709

(1)	For the period November 5, 2007 (commencement of operations) to December 31, 2007.

	Investment Company (Tier 3 Reduced Fee)
	Mid-Term Bond Fund
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$2.457	$2.457	$2.394	$2.422	$2.358	$2.230	$2.097	$1.895	$1.870	$1.753

Unit value, end of year	$2.528	$2.457	$2.457	$2.394	$2.422	$2.358	$2.230	$2.097	$1.895	$1.870

Units Outstanding (000’s), end of year	6,933	7,265	8,582	9,099	10,826	10,868	9,893	16,897	17,242	12,622

	Investment Company (Tier 3 Reduced Fee)
	Bond Fund
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$6.382	$6.399	$6.054	$6.147	$5.837	$5.473	$5.129	$4.497	$4.600	$4.366

Unit value, end of year	$6.642	$6.382	$6.399	$6.054	$6.147	$5.837	$5.473	$5.129	$4.497	$4.600

Units Outstanding (000’s), end of year	6,820	6,722	7,466	7,707	7,343	6,616	5,757	9,368	8,715	8,465

	Investment Company (Tier 3 Reduced Fee)
	Retirement Income Fund
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.413	$1.414	$1.335	$1.251	$1.174	$1.128	$1.040	$0.899	$1.000	$1.000

Unit value, end of period/year	$1.491	$1.413	$1.414	$1.335	$1.251	$1.174	$1.128	$1.040	$0.899	$1.000

Units Outstanding (000’s), end of period/year	4,336	$3,881	3,922	3,406	2,916	1,937	1,196	1,181	227	—

	Investment Company (Tier 3 Reduced Fee)
	2010 Retirement Fund
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.400	$1.402	$1.319	$1.187	$1.089	$1.063	$0.960	$0.805	$0.980	$0.988

Unit value, end of period/year	$1.487	$1.400	$1.402	$1.319	$1.187	$1.089	$1.063	$0.960	$0.805	$0.980

Units Outstanding (000’s), end of period/year	1,565	2,170	2,570	2,087	1,988	2,221	2,176	3,223	1,968	468

	Investment Company (Tier 3 Reduced Fee)
	2015 Retirement Fund
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.388	$1.392	$1.307	$1.145	$1.042	$1.027	$0.920	$0.762	$0.970	$0.982

Unit value, end of period/year	$1.486	$1.388	$1.392	$1.307	$1.145	$1.042	$1.027	$0.920	$0.762	$0.970

Units Outstanding (000’s), end of period/year	12,718	13,332	13,797	12,429	11,983	10,378	7,783	7,116	2,863	530

	Investment Company (Tier 3 Reduced Fee)
	2020 Retirement Fund
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.387	$1.394	$1.306	$1.116	$1.005	$0.996	$0.879	$0.717	$0.959	$0.974

Unit value, end of period/year	$1.497	$1.387	$1.394	$1.306	$1.116	$1.005	$0.996	$0.879	$0.717	$0.959

Units Outstanding (000’s), end of period/year	39,926	36,826	33,029	26,321	22,804	15,461	10,191	9,894	3,950	541

(1)	For the period November 5, 2007 (commencement of operations) to December 31, 2007.

	Investment Company (Tier 3 Reduced Fee)
	2025 Retirement Fund
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.423	$1.433	$1.334	$1.108	$0.988	$0.986	$0.858	$0.689	$0.966	$0.986

Unit value, end of period/year	$1.553	$1.423	$1.433	$1.334	$1.108	$0.988	$0.986	$0.858	$0.689	$0.966

Units Outstanding (000’s), end of period/year	46,677	38,021	33,956	27,083	16,731	13,167	7,522	7,187	2,619	137

	Investment Company (Tier 3 Reduced Fee)
	2030 Retirement Fund
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.457	$1.469	$1.363	$1.108	$0.981	$0.985	$0.849	$0.675	$0.968	$0.991

Unit value, end of period/year	$1.604	$1.457	$1.469	$1.363	$1.108	$0.981	$0.985	$0.849	$0.675	$0.968

Units Outstanding (000’s), end of period/year	38,155	33,205	26,645	21,668	14,561	10,769	8,739	6,690	2,569	470

	Investment Company (Tier 3 Reduced Fee)
	2035 Retirement Fund
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.449	$1.463	$1.360	$1.086	$0.955	$0.967	$0.827	$0.654	$0.974	$1.000

Unit value, end of period/year	$1.605	$1.449	$1.463	$1.360	$1.086	$0.955	$0.967	$0.827	$0.654	$0.974

Units Outstanding (000’s), end of period/year	32,296	29,082	24,934	17,745	12,486	8,810	5,448	5,373	1,606	192

	Investment Company (Tier 3 Reduced Fee)
	2040 Retirement Fund
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.443	$1.461	$1.364	$1.079	$0.947	$0.965	$0.819	$0.644	$0.963	$0.990

Unit value, end of period/year	$1.602	$1.443	$1.461	$1.364	$1.079	$0.947	$0.965	$0.819	$0.644	$0.963

Units Outstanding (000’s), end of period/year	26,692	23,292	20,906	15,018	11,139	8,428	5,075	5,252	1,344	110

	Investment Company (Tier 3 Reduced Fee)
	2045 Retirement Fund
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007(1)
Unit value, beginning of period/year	$1.429	$1.448	$1.356	$1.069	$0.939	$0.959	$0.813	$0.641	$0.959	$0.988

Unit value, end of period/year	$1.587	$1.429	$1.448	$1.356	$1.069	$0.939	$0.959	$0.813	$0.641	$0.959

Units Outstanding (000’s), end of period/year	32,421	29,561	26,893	21,633	15,539	12,332	7,515	5,588	1,499	63

	Investment Company (Tier 3 Reduced Fee)
	2050 Retirement Fund
	2016	2015	2014	2013	2012(2)
Unit value, beginning of period/year	$1.362	$1.380	$1.295	$1.017	$1.000

Unit value, end of period/year	$1.513	$1.362	$1.380	$1.295	$1.017

Units Outstanding (000’s), end of period/year	16,730	10,233	5,263	1,790	103

	Investment Company (Tier 3 Reduced Fee)
	2055 Retirement Fund
	2016(3)
Unit value, beginning of period/year	$1.000

Unit value, end of period/year	$1.038

Units Outstanding (000’s), end of period/year	255

(1)	For the period November 5, 2007 (commencement of operations) to December 31, 2007.

(2)	For the period October 1, 2012 (commencement of operations) to December 31, 2012.

(3)	For the period October 1, 2016 (commencement of operations) to December 31, 2016.

	Investment Company (Tier 3 Reduced Fee)
	Conservative Allocation Fund
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$1.769	$1.772	$1.671	$1.566	$1.467	$1.394	$1.282	$1.112	$1.244	$1.175

Unit value, end of year	$1.876	$1.769	$1.772	$1.671	$1.566	$1.467	$1.394	$1.282	$1.112	$1.244

Units Outstanding (000’s), end of year	9,594	9,906	9,729	9,530	7,760	6,340	4,492	5,840	4,578	3,478

	Investment Company (Tier 3 Reduced Fee)
	Moderate Allocation Fund
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$2.152	$2.161	$2.018	$1.755	$1.592	$1.537	$1.367	$1.133	$1.420	$1.342

Unit value, end of year	$2.333	$2.152	$2.161	$2.018	$1.755	$1.592	$1.537	$1.367	$1.133	$1.420

Units Outstanding (000’s), end of year	21,092	21,965	21,927	21,272	19,421	17,456	13,988	21,857	18,573	17,148

	Investment Company (Tier 3 Reduced Fee)
	Aggressive Allocation Fund
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$2.472	$2.496	$2.332	$1.889	$1.676	$1.648	$1.416	$1.133	$1.585	$1.510

Unit value, end of year	$2.724	$2.472	$2.496	$2.332	$1.889	$1.676	$1.648	$1.416	$1.133	$1.585

Units Outstanding (000’s), end of year	14,021	15,927	16,519	16,495	14,372	14,088	12,952	18,142	16,102	14,757

	Fidelity Investments
	VIP Equity Income Portfolio (Tier 3 Reduced Fee)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$64.306	$67.288	$62.200	$48.782	$41.796	$41.602	$36.290	$27.983	$48.992	$48.448

Unit value, end of year	$75.517	$64.306	$67.288	$62.200	$48.782	$41.796	$41.602	$36.290	$27.983	$48.992

Units Outstanding (000’s), end of year	629	673	755	818	778	785	805	1,698	1,803	2,057

	Fidelity Investments
	VIP Asset Manager Portfolio (Tier 3 Reduced Fee)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$45.899	$46.065	$43.741	$37.994	$33.950	$35.018	$30.783	$23.938	$33.717	$29.309

Unit value, end of year	$47.084	$45.899	$46.065	$43.741	$37.994	$33.950	$35.018	$30.783	$23.938	$33.717

Units Outstanding (000’s), end of year	472	568	612	584	589	614	611	1,079	1,030	1,021

	Fidelity Investments
	VIP Contrafund® Portfolio (Tier 3 Reduced Fee)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$76.143	$75.980	$68.209	$52.215	$45.080	$46.481	$39.830	$29.467	$51.465	$43.942

Unit value, end of year	$81.809	$76.143	$75.980	$68.209	$52.215	$45.080	$46.481	$39.830	$29.467	$51.465

Units Outstanding (000’s), end of year	1,262	1,460	1,601	1,694	1,737	1,776	1,774	3,627	3,711	4,137

	Fidelity Investments
	VIP Mid Cap Portfolio (Tier 3 Reduced Fee)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$69.891	$71.223	$67.344	$49.683	$43.485	$48.893	$38.119	$27.320	$45.296	$39.332

Unit value, end of year	$78.054	$69.891	$71.223	$67.344	$49.683	$43.485	$48.893	$38.119	$27.320	$45.296

Units Outstanding (000’s), end of year	409	453	489	508	492	502	522	745	559	564

	Vanguard
	Variable Insurance Fund Diversified Value Portfolio (Tier 3 Reduced Fee)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$24.938	$25.698	$23.539	$18.299	$15.802	$15.297	$14.068	$11.139	$17.532	$16.954

Unit value, end of year	$27.981	$24.938	$25.698	$23.539	$18.299	$15.802	$15.297	$14.068	$11.139	$17.532

Units Outstanding (000’s), end of year	1,165	1,235	1,289	1,264	1,105	957	828	1,319	1,143	1,133

	Vanguard
	Variable Insurance Fund International Portfolio (Tier 3 Reduced Fee)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$26.520	$26.892	$28.798	$23.480	$19.661	$22.876	$19.875	$13.990	$25.526	$21.850

Unit value, end of year	$26.866	$26.520	$26.892	$28.798	$23.480	$19.661	$22.876	$19.875	$13.990	$25.526

Units Outstanding (000’s), end of year	1,655	1,840	1,980	2,086	1,470	1,456	1,405	1,995	1,643	1,450

	Vanguard Variable Insurance Fund REIT Index Portfolio (Tier 3 Reduced Fee)
	2016	2015	2014	2013(4)
Unit value, beginning of period/year	$15.551	$15.304	$11.833	$12.330

Unit value, end of period/year	$16.751	$15.551	$15.304	$11.833

Units Outstanding (000’s), end of period/year	625	503	454	53

	American Century VP Capital Appreciation Fund (Tier 3 Reduced Fee)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$41.099	$40.459	$37.543	$28.778	$24.896	$26.723	$20.414	$14.931	$27.814	$19.125

Unit value, end of year	$42.284	$41.099	$40.459	$37.543	$28.778	$24.896	$26.723	$20.414	$14.931	$27.814

Units Outstanding (000’s), end of year	1,042	1,236	1,283	1,364	1,364	1,389	1,315	2,561	2,567	3,144

	American Funds Insurance Series New World Fund® (Tier 3 Reduced Fee)
	2016	2015	2014	2013(4)
Unit value, beginning of period/year	$22.428	$23.250	$25.325	$23.490

Unit value, end of period/year	$23.542	$22.428	$23.250	$25.325

Units Outstanding (000’s), end of period/year	65	61	47	10

	Calvert VP SRI Balanced Portfolio (Tier 3 Reduced Fee)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$5.148	$5.295	$4.861	$4.143	$3.772	$3.629	$3.255	$2.611	$3.821	$3.737

Unit value, end of year	$5.520	$5.148	$5.295	$4.861	$4.143	$3.772	$3.629	$3.255	$2.611	$3.821

Units Outstanding (000’s), end of year	3,397	3,585	3,935	3,765	3,387	3,641	3,787	6,377	6,317	6,579

(4)	For the period August 5, 2013 (initial availability) to December 31, 2013.

	Deutsche Variable Series I Capital Growth VIP (Tier 3 Reduced Fee)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$73.727	$68.283	$60.807	$45.430	$39.381	$41.472	$35.728	$28.303	$42.445	$37.890

Unit value, end of year	$76.401	$73.727	$68.283	$60.807	$45.430	$39.381	$41.472	$35.728	$28.303	$42.445

Units Outstanding (000’s), end of year	534	635	658	719	754	805	746	1,954	2,171	2,480

	Oppenheimer Main Street Fund®/VA (Tier 3 Reduced Fee)
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Unit value, beginning of year	$39.868	$38.815	$35.276	$26.929	$23.180	$23.322	$20.196	$15.822	$25.844	$24.875

Unit value, end of year	$44.235	$39.868	$38.815	$35.276	$26.929	$23.180	$23.322	$20.196	$15.822	$25.844

Units Outstanding (000’s), end of year	219	213	201	188	173	153	131	216	194	180

	PIMCO Variable Insurance Trust Real Return Portfolio (Tier 3 Reduced Fee)
	2016	2015	2014	2013(4)
Unit value, beginning of period/year	$12.829	$13.239	$12.908	$13.220

Unit value, end of period/year	$13.408	$12.829	$13.239	$12.908

Units Outstanding (000’s), end of period/year	262	247	204	48

	T. Rowe Price Blue Chip Growth Portfolio (Tier 3 Reduced Fee)
	2016	2015	2014	2013(4)
Unit value, beginning of period/year	$22.734	$20.566	$18.933	$16.420

Unit value, end of period/year	$22.809	$22.734	$20.566	$18.933

Units Outstanding (000’s), end of period/year	526	553	200	44

(4)	For the period August 5, 2013 (initial availability) to December 31, 2013.

The dates the Funds of the Separate Account commenced operation or became available as sub-accounts are as follows:

Investment Company Money Market, All America, Bond and Composite Funds—January 1, 1985; Deutsche Variable Series I Capital Growth VIP, and American Century VP Capital Appreciation Fund—January 3, 1989; Calvert VP SRI Balanced Portfolio (Formerly named Calvert Variable Series, Inc., Social Balanced Portfolio)—May 13, 1991; Investment Company Equity Index and Mid-Term Bond Funds—February 5, 1993; Fidelity VIP Equity-Income, Fidelity VIP Contrafund® and Asset Manager Portfolios—May 1, 1995; Investment Company Mid-Cap Equity Index Fund—May 3, 1999; Investment Company Conservative, Moderate and Aggressive Allocation Funds—May 20, 2003; Investment Company Small Cap Value, Small Cap Growth and Mid Cap Value Funds—July 1, 2005; Investment Company International Fund and Retirement Funds—November 5, 2007; Oppenheimer Main Street Fund®/VA, the Fidelity VIP Mid Cap Portfolio, the Vanguard Variable Insurance Fund Diversified Value and International Portfolios—July 1, 2005; Investment Company 2050 Retirement Fund—October 1, 2012; American Funds Insurance Series New World Fund, PIMCO Variable Insurance Trust Real Return Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Vanguard Variable Insurance Fund REIT Index Portfolio—August 5, 2013 for investments by Separate Account Participants; and Investment Company 2055 Retirement Fund—October 1, 2016.

APPENDIX B

GENERAL ACCOUNT OPERATIONS

This Appendix B provides more information about our General Account’s operations and the risks of allocating Contributions to the General Account compared to allocating Contributions to the Separate Account. Contributions held in our General Account may pose different risks to Participants and Plans than Contributions supported by assets of our Separate Account.

When a Participant or Plan allocates contributions to our General Account, the contributions are commingled with our corporate funds and assets (excluding Separate Account assets and special deposit funds). We combine in our General Account contributions and premiums from all lines of business. Assets in our General Account are not segregated for the exclusive benefit of any particular policy or obligation, although experience rated General Account policies may share in the experience of the General Account through interest credits, dividends or rate adjustments.

We invest the pooled amounts in our General Account. Most General Account investments are maintained at book value (relating to our purchase price for the investments), while Separate Account investments are maintained at market value, which fluctuates according to market conditions.

Our General Account assets in the aggregate support our General Account obligations under all of our insurance contracts, including (but not limited to) our individual and group life, health, disability, fixed annuity contracts and variable accumulation annuity contracts (other than separate account obligations). General Account assets also are available to us for the conduct of our routine business activities, such as the payment of salaries, rent, other ordinary business expenses and dividends. In the event of our insolvency, funds in our General Account would be available to meet the claims of our general creditors, after payment of amounts due under certain priority claims, including certain amounts owed to Participants. Participants should consider our claims paying ability and financial strength when allocating amounts to the General Account.

We determine and periodically declare the fixed interest rate return (referred to as the credited interest rate) to be credited to amounts under the Contracts held in our General Account, including the extent and frequency credited interest rates may be changed. We also determine the manner in which interest is credited during the term of the Contracts and upon their termination. Members of Mutual of America’s senior management in their discretion from time to time determine credited interest rates upon consideration of the following factors:

•	Reasonable classifications of different types of policies.

•	Expected benefit payments, expenses (including the on-going costs of business operations), risk charges, mortality, persistency and actual investment earnings properly allocable to each class of policies, under generally accepted actuarial and accounting principles.

•	The ability of each class of policies to be self-supporting over the long run and, in addition, to allow for a permanent contribution to our surplus of such magnitude that in combinations with similarly derived contributions from all classes of policies, our long-term financial strength and stability will be assured so that we can meet our long-term obligations to policyholders. In doing so, there is no requirement that each class of policies make a contribution to surplus every year, since uneven incidence of expenses and experience fluctuations may make that impractical.

•	The potential impact of any credited interest rate decision on both short-term and long-term operating gains or losses, including the immediate and long-term impact on our surplus position, as well as the impact of current and anticipated economic and financial market.

•	Compliance with applicable statutory and regulatory requirements.

•	Competitiveness of rates in light of industry practices and trends current at the time.

We use an overall portfolio approach for determining credited interest rates. This means that one rate is applied to all amounts placed in our General Account for each class of contracts without regard to when such amounts were deposited to our General Account. The credited interest rate, when declared, is applied on a daily basis to all funds accumulated in the General Account. We reserve the right to change this credited rate at any time. The credited interest rate may not be less than the minimum rate, if any, set forth in your Contract. If we declare a credited interest rate higher than such minimum rate, if any, set forth in your Contract, the higher credited interest rate will remain in effect until changed.

All amounts accumulated in our General Account (including credited interest) for Participants are guaranteed by us. Amounts held for a Participant are payable in full upon the Participant’s request for transfer, payment, withdrawal or discontinuance, subject to Plan provisions, the deduction of any otherwise payable administrative charges and subject to any amounts that serve as collateral for loans under a Plan. Generally, Contractholders are provided with a written notice of any changes to the interest rates applicable to amounts in our General Account, prior to the implementation. The credited interest rate applicable to amounts in our General Account is indicated in Participants’ quarterly statements.

We determine the administrative charges, fees, expenses or other amounts (referred to as administrative charges) that are, or may be, assessed against the General Account or Separate Account or deducted by us from Account Values maintained by Participants in the General Account and Separate Account Funds, including the extent and frequency with which such administrative charges may be modified. Periodically, we review the administrative charges under the Contracts, taking into consideration the types of factors listed above for determining credited interest rates. Subject to the restrictions referred to in the Prospectus, we reserve the right to change the administrative charges. We also reserve the right to change the services we make available to Contractholders and Participants. We will provide written notices to Contractholders, and to Participants when required, when administrative charges are amended, modified, added or deleted, prior to the imposition of any change. Administrative charges are usually payable on a monthly basis, but may be payable on the occurrence of certain events. Each Participant’s quarterly statements reflect direct deductions from the Participant’s Account Value in the Separate Account or General Account. The Annual Pension Fund Report to Contractholders also reflects deductions and charges paid by the Contractholders.

A plan’s legal rights vary for contract amounts under our General Account and Separate Account. In general, we are subject to ERISA’s fiduciary responsibility provisions with respect to the assets of a separate account (other than a separate account registered under the Investment Company Act of 1940 such as the Separate Account) to the extent the investment performance of such assets is passed directly through to plan participants or contractholders. ERISA requires insurers, in administering separate account assets that are subject to ERISA’s fiduciary rules, to act solely in the interest of a plan’s participants and beneficiaries; prohibits self-dealing and conflicts of interest; and requires insurers to adhere to a prudent standard of care. In contrast, ERISA’s fiduciary rules generally do not apply to assets held in the general account of an insurance company if the general account meets the definition of “guaranteed benefit policy” under Section 401(b)(2)(B) of ERISA. We believe that our General Account meets the definition of “guaranteed benefit policy,” and therefore assets held in our General Account are not “plan assets” under ERISA.

State regulation is typically more restrictive with respect to our General Account than our Separate Account. However, state insurance regulation may not provide the same level of protection to plan participants as ERISA regulation. In addition, our General Account contracts often include various guarantees under which we assume risks relating to the funding and distribution of benefits. We do not provide any guarantees with respect to the investment returns on allocations to the Separate Account.

STATEMENT OF ADDITIONAL INFORMATION

FOR

VARIABLE ACCUMULATION AND GROUP ANNUITY CONTRACTS

Issued By

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

320 Park Avenue

New York, New York 10022-6839

Through its

SEPARATE ACCOUNT NO. 2

This Statement of Additional Information (“SAI”) expands upon subjects we discuss in the current Prospectuses for the Contracts that we offer (“Contracts”).

You may obtain a copy of the Prospectus, dated May 1, 2017, by calling 1-800-468-3785 or by writing to Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022-6839. The Prospectus contains definitions of various terms, and we incorporate those terms by reference into this Statement of Additional Information.

This Statement Of Additional Information Is Not A Prospectus And You Should Read It In Conjunction With The Prospectus For The Contracts.

Dated: May 1, 2017

DISTRIBUTION OF THE CONTRACTS

Mutual of America Life Insurance Company (“Mutual of America” or the “Company” or “we” or “us” or “our”) is a mutual life insurance company organized under the laws of the state of New York and we are authorized to transact business in 50 states and the District of Columbia. Our home office address is 320 Park Avenue, New York, New York 10022.

Mutual of America is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection and distribution of proceeds of shares of the Underlying Funds bought and sold by the Separate Account.

Mutual of America serves as principal underwriter for the Separate Account and the Contracts. We offer the Contracts for sale on a continuous basis through certain of our employees. The only compensation we pay for sales of the Contracts is in the form of salary and incentive compensation if the Company’s annual goals and objectives are met. There are no commissions or fees payable to other persons or entities for sales of the Contracts. The registered representatives who sell the Contracts are eligible to receive a yearly cash incentive payment based in part on aggregate sales by all representatives in the representative’s office compared to sales targets we established for the office in that year. Representatives and certain staff from the top five regional offices will receive a trip to a conference site in the United States or its territories to attend a sales meeting.

We are registered with the Securities and Exchange Commission (“SEC”) as a broker-dealer and are a member of the Financial Industries Regulatory Authority (“FINRA”). All persons engaged in selling the Contracts are our licensed agents and are duly qualified registered representatives.

We have no arrangements with any persons or entities to permit frequent transfers of contract value and no such arrangements are permitted.

CALCULATION OF ACCUMULATION UNIT VALUES

When a Participant allocates or transfers Account Balance to a Separate Account Fund, the Participant’s interest in the Fund is represented by Accumulation Units. Each Fund’s Accumulation Units have a different value, based on the value of the Fund’s investment in shares of the related Underlying Fund and the charges we deduct from the Separate Account. If any plans are eligible for the Reduced Fee as set forth in the Prospectus, a particular Separate Account Fund will have Accumulation Unit values which reflect Separate Account charges applicable to plans that are not eligible for the Reduced Fee, and will also have Accumulation Units which reflect Separate Account charges for plans that are eligible for the Reduced Fee. To determine the change in a Fund’s Accumulation Unit value from the close of one Valuation Day to the close of the next Valuation Day (which we call a Valuation Period), we use an Accumulation Unit Change Factor.

For Separate Account Funds that invest in shares of the Investment Company Funds, the Accumulation Unit Change Factor for each Fund for any Valuation Period is:

(a)	the ratio of (i) the asset value of the Underlying Fund at the end of the current Valuation Period before any amounts are allocated to or withdrawn from the Fund with respect to that Valuation Period, to (ii) the asset value of the Underlying Fund at the end of the preceding Valuation Period, after all allocations and withdrawals were made for that period, divided by

(b)	1.000000 plus the component of the annual rate of expense risk, distribution expense and Separate Account administrative charges against the Fund’s assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.

For Separate Account Funds that invest in shares of the Fidelity, Deutsche, Vanguard, American, T. Rowe Price, PIMCO, Oppenheimer, American Century or Calvert Portfolios, the Accumulation Unit Change Factor for each Fund for any Valuation Period is:

(a)	the ratio of (i) the share value of the Underlying Fund at the end of the current Valuation Period, adjusted by the Cumulative Dividend Multiplier* for the current Valuation Period, to (ii) the share value of the Underlying Fund at the end of the preceding Valuation Period, adjusted for the Cumulative Dividend Multiplier for the preceding Valuation Period, divided by

(b)	1.000000 plus the component of the annual rate of expense risk, distribution expense and Separate Account administrative charges against the Fund’s assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.

* The Cumulative Dividend Multiplier is calculated by dividing the share value, after a dividend distribution, into the share value without regard to the dividend distribution, multiplied by the previous Cumulative Dividend Multiplier.

YIELD AND PERFORMANCE INFORMATION

Money Market Fund

Regulations adopted by the SEC require us to disclose the current annualized yield of the Money Market Fund of the Separate Account for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Fund of the Investment Company or on its portfolio securities. This is called yield. The SEC also permits us to disclose the effective yield of the Money Market Fund of the Separate Account for the same seven-day period, determined on a compounded basis. This is called the effective yield.

Yield and effective yield reflect our deductions from the Separate Account Fund for administrative and distribution expenses or services and the mortality and expense risk charge accrued during the period. Because of these deductions, the yield for the Money Market Fund of the Separate Account will be lower than the yield for the Money Market Fund of the Investment Company.

From time to time, we will include quotations of the yield or performance of the Separate Account’s Money Market Fund in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

A.	Yield is the net annualized yield based on a specified seven calendar-days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one accumulation unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent.

B.	Effective yield is the net annualized yield for a specified seven calendar days, assuming a reinvestment of the income (compounding). Effective yield is calculated by the same method as yield, except the yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

Effective Yield = [Base Period Return + 1)365/7] – 1.

The Traditional IRA, Roth IRA, Inherited IRA and FPA standard current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2016 was (0.65)%. The all other contracts standard current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2016 was (0.95)%. The Tier 1 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2016 was (0.08)%. The Tier 2 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2016 was (0.20)%. The Tier 3 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2016 was (0.35)%.

Yield and effective yield are based on historical earnings and show the performance of a hypothetical investment. The yield on amounts held in the Money Market Fund of the Separate Account normally will fluctuate on a daily basis, and therefore the yield for any past period is not an indication or representation of future yield. The Money Market Fund’s actual yield and effective yield are affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund of the Investment Company, the types and quality of portfolio securities held by the Money Market Fund of the Investment Company, and its operating expenses.

When communicating total return to current or prospective Participants, we also may compare the Money Market Fund’s figures to the performance of other variable annuity accounts tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Funds Other Than Money Market

From time to time, we may include quotations of a Fund’s total return in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

Average Annual Total Return is the average annual compounded rate of return for the periods of one year, five years and ten years, if applicable, all ended on the date of a recent calendar quarter. In addition, the total return for the life of the Fund is given. Total return quotations reflect changes in the price of a Fund’s shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods, according to the following formula (total return is then expressed as a percentage):

T = (ERV/P)1/n – 1.

Where:

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years

ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

See “Performance Information for the Separate Accounts” in the Prospectus.

Average Annual Total Returns (Traditional IRA, Roth IRA, Inherited IRA and

FPA Standard Separate Account Annual Expenses)*

For the Periods Ended December 31, 2016

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Investment Company Equity Index	10.55%	13.16%	5.59%	7.70%	02/05/93
Investment Company All America	10.24%	12.11%	5.31%	9.00%	01/01/85
Investment Company Small Cap Value	18.69%	11.43%	6.21%	7.42%	07/01/05
Investment Company Small Cap Growth	6.89%	9.41%	5.48%	6.40%	07/01/05
Investment Company Mid Cap Value	14.88%	11.31%	4.89%	6.06%	07/01/05
Investment Company Mid-Cap Equity Index	19.16%	13.81%	7.76%	8.42%	05/03/99
Investment Company Composite	6.71%	7.77%	4.46%	7.06%	01/01/85
Investment Company International	0.55%	5.08%	N/A	(1.80)%	11/05/07
Investment Company Money Market	(0.99)%	(1.27)%	(0.45)%	2.52%	01/01/85
Investment Company Mid-Term Bond	2.34%	0.80%	3.19%	3.70%	02/05/93
Investment Company Bond	3.53%	2.01%	3.74%	5.72%	01/01/85
Investment Company Retirement Income	4.99%	4.28%	N/A	3.91%	11/05/07
Investment Company 2010 Retirement	5.67%	5.81%	N/A	4.02%	11/05/07
Investment Company 2015 Retirement	6.51%	6.74%	N/A	4.08%	11/05/07
Investment Company 2020 Retirement	7.35%	7.67%	N/A	4.26%	11/05/07
Investment Company 2025 Retirement	8.61%	8.85%	N/A	4.54%	11/05/07
Investment Company 2030 Retirement	9.48%	9.71%	N/A	4.85%	11/05/07
Investment Company 2035 Retirement	10.18%	10.31%	N/A	4.75%	11/05/07
Investment Company 2040 Retirement	10.41%	10.45%	N/A	4.85%	11/05/07
Investment Company 2045 Retirement	10.43%	10.42%	N/A	4.76%	11/05/07
Investment Company 2050 Retirement	10.53%	N/A	N/A	9.61%	10/01/12
Investment Company 2055 Retirement	N/A	N/A	N/A	3.77%	10/01/16
Investment Company Conservative Allocation	5.51%	4.43%	4.25%	4.27%	05/20/03
Investment Company Moderate Allocation	7.86%	7.32%	5.14%	5.96%	05/20/03
Investment Company Aggressive Allocation	9.62%	9.57%	5.53%	7.17%	05/20/03
Fidelity VIP Equity-Income	16.81%	11.92%	4.00%	7.04%	05/01/95
Fidelity VIP Asset Manager	2.04%	6.15%	4.32%	5.46%	05/01/95
Fidelity VIP Contrafund®	6.87%	12.02%	5.87%	9.21%	05/01/95
Fidelity Mid Cap	11.09%	11.78%	6.55%	7.94%	07/01/05
Vanguard VIF Diversified Value	11.61%	11.47%	4.60%	5.68%	07/01/05
Vanguard VIF International	0.77%	5.83%	1.56%	4.80%	07/01/05
Vanguard VIF REIT Index	7.15%	N/A	N/A	8.80%	08/05/13
American Century VP Capital Appreciation	2.34%	10.55%	7.71%	7.64%	01/03/89
American Funds Insurance Series New World	4.41%	N/A	N/A	(0.51)%	08/05/13
Calvert VP SRI Balanced	6.65%	7.29%	3.44%	5.50%	05/13/91
Deutsche Variable Series I Capital Growth VIP	3.08%	13.53%	6.72%	7.93%	01/03/89
Oppenheimer Main Street Fund®/VA	10.37%	13.15%	5.38%	6.39%	07/01/05
PIMCO VIT Real Return	3.99%	N/A	N/A	(0.17)%	08/05/13
T. Rowe Price Blue Chip Growth	(0.20)%	N/A	N/A	9.51%	08/05/13

* Returns reflect the deduction of actual standard charges in effect for the periods shown excluding the $2 monthly charge.

Average Annual Total Returns

(All Other Contracts Standard Separate Account Annual Expenses)*

For the Periods Ended December 31, 2016

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Investment Company Equity Index	10.46%	13.14%	5.58%	7.69%	02/05/93
Investment Company All America	10.16%	12.10%	5.30%	9.00%	01/01/85
Investment Company Small Cap Value	18.60%	11.41%	6.20%	7.42%	07/01/05
Investment Company Small Cap Growth	6.81%	9.39%	5.47%	6.39%	07/01/05
Investment Company Mid Cap Value	14.79%	11.30%	4.88%	6.05%	07/01/05
Investment Company Mid-Cap Equity Index	19.07%	13.80%	7.75%	8.41%	05/03/99
Investment Company Composite	6.63%	7.76%	4.45%	7.06%	01/01/85
Investment Company International	0.48%	5.06%	N/A	(1.81)%	11/05/07
Investment Company Money Market	(1.06)%	(1.29)%	(0.46)%	2.52%	01/01/85
Investment Company Mid-Term Bond	2.27%	0.79%	3.18%	3.69%	02/05/93
Investment Company Bond	3.45%	2.00%	3.74%	5.72%	01/01/85
Investment Company Retirement Income	4.91%	4.26%	N/A	3.90%	11/05/07
Investment Company 2010 Retirement	5.59%	5.80%	N/A	4.01%	11/05/07
Investment Company 2015 Retirement	6.43%	6.72%	N/A	4.07%	11/05/07
Investment Company 2020 Retirement	7.27%	7.66%	N/A	4.25%	11/05/07
Investment Company 2025 Retirement	8.53%	8.84%	N/A	4.53%	11/05/07
Investment Company 2030 Retirement	9.40%	9.70%	N/A	4.84%	11/05/07
Investment Company 2035 Retirement	10.10%	10.29%	N/A	4.75%	11/05/07
Investment Company 2040 Retirement	10.33%	10.43%	N/A	4.84%	11/05/07
Investment Company 2045 Retirement	10.35%	10.41%	N/A	4.75%	11/05/07
Investment Company 2050 Retirement	10.45%	N/A	N/A	9.59%	10/01/12
Investment Company 2055 Retirement	N/A	N/A	N/A	3.70%	10/01/16
Investment Company Conservative Allocation	5.43%	4.42%	4.24%	4.27%	05/20/03
Investment Company Moderate Allocation	7.78%	7.30%	5.13%	5.95%	05/20/03
Investment Company Aggressive Allocation	9.54%	9.56%	5.53%	7.16%	05/20/03
Fidelity VIP Equity-Income	16.73%	11.91%	4.00%	7.04%	05/01/95
Fidelity VIP Asset Manager	1.96%	6.13%	4.31%	5.45%	05/01/95
Fidelity VIP Contrafund®	6.79%	12.01%	5.86%	9.20%	05/01/95
Fidelity Mid Cap	11.01%	11.76%	6.54%	7.93%	07/01/05
Vanguard VIF Diversified Value	11.53%	11.45%	4.59%	5.67%	07/01/05
Vanguard VIF International	0.69%	5.81%	1.55%	4.79%	07/01/05
Vanguard VIF REIT Index	7.07%	N/A	N/A	8.77%	08/05/13
American Century VP Capital Appreciation	2.26%	10.53%	7.70%	7.63%	01/03/89
American Funds Insurance Series New World	4.33%	N/A	N/A	(0.53)%	08/05/13
Calvert VP SRI Balanced	6.57%	7.27%	3.43%	5.50%	05/13/91
Deutsche Variable Series I Capital Growth VIP	3.00%	13.51%	6.71%	7.93%	01/03/89
Oppenheimer Main Street Fund®/VA	10.28%	13.13%	5.38%	6.38%	07/01/05
PIMCO VIT Real Return	3.91%	N/A	N/A	(0.19)%	08/05/13
T. Rowe Price Blue Chip Growth	(0.27)%	N/A	N/A	9.49%	08/05/13

* Returns reflect the deduction of actual standard charges in effect for the periods shown excluding the $2 monthly charge.

Average Annual Total Returns (Tier 1 Reduced Separate Account Annual Expenses)**

For the Periods Ended December 31, 2016

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Investment Company Equity Index	11.40%	13.98%	6.23%	8.00%	02/05/93
Investment Company All America	11.09%	12.93%	5.95%	9.23%	01/01/85
Investment Company Small Cap Value	19.61%	12.24%	6.86%	8.05%	07/01/05
Investment Company Small Cap Growth	7.72%	10.21%	6.12%	7.01%	07/01/05
Investment Company Mid Cap Value	15.76%	12.13%	5.52%	6.67%	07/01/05
Investment Company Mid-Cap Equity Index	20.08%	14.65%	8.41%	8.83%	05/03/99
Investment Company Composite	7.53%	8.56%	5.10%	7.47%	01/01/85
Investment Company International	1.33%	5.84%	N/A	(1.18)%	11/05/07
Investment Company Money Market	(0.23)%	(0.55)%	0.16%	2.90%	01/01/85
Investment Company Mid-Term Bond	3.13%	1.54%	3.82%	3.99%	02/05/93
Investment Company Bond	4.33%	2.76%	4.37%	5.94%	01/01/85
Investment Company Retirement Income	5.80%	5.04%	N/A	4.56%	11/05/07
Investment Company 2010 Retirement	6.48%	6.59%	N/A	4.68%	11/05/07
Investment Company 2015 Retirement	7.33%	7.52%	N/A	4.74%	11/05/07
Investment Company 2020 Retirement	8.18%	8.46%	N/A	4.91%	11/05/07
Investment Company 2025 Retirement	9.44%	9.65%	N/A	5.19%	11/05/07
Investment Company 2030 Retirement	10.33%	10.51%	N/A	5.51%	11/05/07
Investment Company 2035 Retirement	11.03%	11.11%	N/A	5.41%	11/05/07
Investment Company 2040 Retirement	11.26%	11.26%	N/A	5.50%	11/05/07
Investment Company 2045 Retirement	11.28%	11.23%	N/A	5.42%	11/05/07
Investment Company 2050 Retirement	11.38%	N/A	N/A	10.44%	10/01/12
Investment Company 2055 Retirement	N/A	N/A	N/A	3.91%	10/01/16
Investment Company Conservative Allocation	6.32%	5.20%	4.89%	4.78%	05/20/03
Investment Company Moderate Allocation	8.69%	8.10%	5.78%	6.48%	05/20/03
Investment Company Aggressive Allocation	10.46%	10.37%	6.18%	7.69%	05/20/03
Fidelity VIP Equity-Income	17.71%	12.74%	4.64%	7.37%	05/01/95
Fidelity VIP Asset Manager	2.82%	6.92%	4.95%	5.78%	05/01/95
Fidelity VIP Contrafund	7.70%	12.84%	6.52%	9.54%	05/01/95
Fidelity VIP Mid Cap	11.95%	12.59%	7.20%	8.56%	07/01/05
Vanguard VIF Diversified Value	12.47%	12.28%	5.23%	6.29%	07/01/05
Vanguard VIF International	1.55%	6.60%	2.18%	5.40%	07/01/05
Vanguard VIF REIT Index	7.98%	N/A	N/A	9.60%	08/05/13
American Century VP Capital Appreciation	3.13%	11.35%	8.37%	7.89%	01/03/89
American Funds Insurance Series New World	5.22%	N/A	N/A	0.22%	08/05/13
Calvert VP SRI Balanced	7.47%	8.07%	4.07%	5.77%	05/13/91
Deutsche Variable Series I Capital Growth VIP	3.88%	14.35%	7.37%	8.19%	01/03/89
Oppenheimer Main Street Fund®/VA	11.22%	13.98%	6.02%	7.00%	07/01/05
PIMCO VIT Real Return	4.72%	N/A	N/A	0.56%	08/05/13
T. Rowe Price Blue Chip Growth	0.57%	N/A	N/A	10.32%	08/05/13

** Returns reflect the deduction of Tier 1 Reduced Fee charges for the period July 1, 2015 through December 31, 2016, the actual Reduced Fee in effect for the period July 1, 2005 through June 30, 2015, and the actual standard charges in effect for periods prior to July 1, 2005 excluding the $2 monthly charge.

Average Annual Total Returns (Tier 2 Reduced Separate Account Annual Expenses)**

For the Periods Ended December 31, 2016

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Investment Company Equity Index	11.30%	13.95%	6.22%	7.99%	02/05/93
Investment Company All America	10.99%	12.90%	5.94%	9.22%	01/01/85
Investment Company Small Cap Value	19.50%	12.21%	6.85%	8.03%	07/01/05
Investment Company Small Cap Growth	7.62%	10.18%	6.11%	7.00%	07/01/05
Investment Company Mid Cap Value	15.66%	12.10%	5.51%	6.66%	07/01/05
Investment Company Mid-Cap Equity Index	19.97%	14.62%	8.40%	8.82%	05/03/99
Investment Company Composite	7.44%	8.53%	5.08%	7.47%	01/01/85
Investment Company International	1.24%	5.82%	N/A	(1.20)%	11/05/07
Investment Company Money Market	(0.31)%	(0.57)%	0.14%	2.90%	01/01/85
Investment Company Mid-Term Bond	3.04%	1.51%	3.80%	3.98%	02/05/93
Investment Company Bond	4.24%	2.73%	4.36%	5.94%	01/01/85
Investment Company Retirement Income	5.71%	5.01%	N/A	4.55%	11/05/07
Investment Company 2010 Retirement	6.39%	6.56%	N/A	4.66%	11/05/07
Investment Company 2015 Retirement	7.24%	7.49%	N/A	4.72%	11/05/07
Investment Company 2020 Retirement	8.08%	8.43%	N/A	4.90%	11/05/07
Investment Company 2025 Retirement	9.35%	9.62%	N/A	5.18%	11/05/07
Investment Company 2030 Retirement	10.23%	10.49%	N/A	5.50%	11/05/07
Investment Company 2035 Retirement	10.93%	11.08%	N/A	5.40%	11/05/07
Investment Company 2040 Retirement	11.16%	11.23%	N/A	5.49%	11/05/07
Investment Company 2045 Retirement	11.18%	11.20%	N/A	5.40%	11/05/07
Investment Company 2050 Retirement	11.28%	N/A	N/A	10.40%	10/01/12
Investment Company 2055 Retirement	N/A	N/A	N/A	3.88%	10/01/16
Investment Company Conservative Allocation	6.23%	5.17%	4.87%	4.77%	05/20/03
Investment Company Moderate Allocation	8.59%	8.07%	5.77%	6.47%	05/20/03
Investment Company Aggressive Allocation	10.37%	10.34%	6.16%	7.68%	05/20/03
Fidelity VIP Equity-Income	17.61%	12.71%	4.62%	7.36%	05/01/95
Fidelity VIP Asset Manager	2.74%	6.89%	4.94%	5.77%	05/01/95
Fidelity VIP Contrafund	7.60%	12.81%	6.50%	9.54%	05/01/95
Fidelity VIP Mid Cap	11.85%	12.56%	7.19%	8.55%	07/01/05
Vanguard VIF Diversified Value	12.37%	12.25%	5.22%	6.28%	07/01/05
Vanguard VIF International	1.46%	6.57%	2.16%	5.39%	07/01/05
Vanguard VIF REIT Index	7.88%	N/A	N/A	9.55%	08/05/13
American Century VP Capital Appreciation	3.04%	11.32%	8.35%	7.89%	01/03/89
American Funds Insurance Series New World	5.13%	N/A	N/A	0.18%	08/05/13
Calvert VP SRI Balanced	7.38%	8.04%	4.05%	5.77%	05/13/91
Deutsche Variable Series I Capital Growth VIP	3.78%	14.32%	7.35%	8.19%	01/03/89
Oppenheimer Main Street Fund®/VA	11.12%	13.95%	6.01%	6.99%	07/01/05
PIMCO VIT Real Return	4.63%	N/A	N/A	0.52%	08/05/13
T. Rowe Price Blue Chip Growth	0.48%	N/A	N/A	10.28%	08/05/13

** Returns reflect the deduction of Tier 2 Reduced Fee charges for the period July 1, 2015 through December 31, 2016, the actual Reduced Fee in effect for the period July 1, 2005 through June 30, 2015, and the actual standard charges in effect for periods prior to July 1, 2005 excluding the $2 monthly charge.

Average Annual Total Returns (Tier 3 Reduced Separate Account Annual Expenses)***

For the Periods Ended December 31, 2016

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Investment Company Equity Index	11.13%	13.82%	6.14%	7.96%	02/05/93
Investment Company All America	10.82%	12.78%	5.87%	9.20%	01/01/85
Investment Company Small Cap Value	19.32%	12.08%	6.77%	7.97%	07/01/05
Investment Company Small Cap Growth	7.45%	10.05%	6.03%	6.93%	07/01/05
Investment Company Mid Cap Value	15.49%	11.97%	5.44%	6.60%	07/01/05
Investment Company Mid-Cap Equity Index	19.79%	14.49%	8.32%	8.78%	05/03/99
Investment Company Composite	7.28%	8.41%	5.01%	7.45%	01/01/85
Investment Company International	1.08%	5.70%	N/A	(1.27)%	11/05/07
Investment Company Money Market	(0.46)%	(0.68)%	0.08%	2.88%	01/01/85
Investment Company Mid-Term Bond	2.89%	1.41%	3.74%	3.95%	02/05/93
Investment Company Bond	4.08%	2.62%	4.29%	5.92%	01/01/85
Investment Company Retirement Income	5.55%	4.90%	N/A	4.47%	11/05/07
Investment Company 2010 Retirement	6.24%	6.44%	N/A	4.58%	11/05/07
Investment Company 2015 Retirement	7.08%	7.37%	N/A	4.64%	11/05/07
Investment Company 2020 Retirement	7.92%	8.31%	N/A	4.81%	11/05/07
Investment Company 2025 Retirement	9.19%	9.49%	N/A	5.09%	11/05/07
Investment Company 2030 Retirement	10.07%	10.36%	N/A	5.41%	11/05/07
Investment Company 2035 Retirement	10.77%	10.96%	N/A	5.31%	11/05/07
Investment Company 2040 Retirement	11.00%	11.10%	N/A	5.41%	11/05/07
Investment Company 2045 Retirement	11.02%	11.07%	N/A	5.32%	11/05/07
Investment Company 2050 Retirement	11.12%	N/A	N/A	10.25%	10/01/12
Investment Company 2055 Retirement	N/A	N/A	N/A	3.85%	10/01/16
Investment Company Conservative Allocation	6.08%	5.06%	4.80%	4.73%	05/20/03
Investment Company Moderate Allocation	8.43%	7.96%	5.70%	6.41%	05/20/03
Investment Company Aggressive Allocation	10.20%	10.22%	6.09%	7.63%	05/20/03
Fidelity VIP Equity-Income	17.43%	12.58%	4.55%	7.33%	05/01/95
Fidelity VIP Asset Manager	2.58%	6.77%	4.86%	5.74%	05/01/95
Fidelity VIP Contrafund	7.44%	12.68%	6.42%	9.50%	05/01/95
Fidelity VIP Mid Cap	11.68%	12.43%	7.11%	8.48%	07/01/05
Vanguard VIF Diversified Value	12.20%	12.13%	5.15%	6.21%	07/01/05
Vanguard VIF International	1.30%	6.45%	2.09%	5.33%	07/01/05
Vanguard VIF REIT Index	7.71%	N/A	N/A	9.43%	08/05/13
American Century VP Capital Appreciation	2.88%	11.19%	8.27%	7.86%	01/03/89
American Funds Insurance Series New World	4.97%	N/A	N/A	0.06%	08/05/13
Calvert VP SRI Balanced	7.22%	7.93%	3.99%	5.74%	05/13/91
Deutsche Variable Series I Capital Growth VIP	3.63%	14.20%	7.28%	8.16%	01/03/89
Oppenheimer Main Street Fund®/VA	10.95%	13.82%	5.94%	6.93%	07/01/05
PIMCO VIT Real Return	4.51%	N/A	N/A	0.42%	08/05/13
T. Rowe Price Blue Chip Growth	0.33%	N/A	N/A	10.14%	08/05/13

*** Returns reflect the deduction of Tier 3 Reduced Fee charges for the periods August 1, 2010 through December 31, 2016, the actual Reduced Fee in effect for the period July 1, 2005 through July 31, 2010, and the actual standard charges in effect for periods prior to July 1, 2005 excluding the $2 monthly charge.

The Traditional IRA, Roth IRA, Inherited IRA and FPA standard current yield of the Money Market Fund of the Separate Account for the seven day period ended December 31, 2016 was (0.65)%. The all other contracts standard current yield of the Money Market Fund of the Separate Account for the seven day period ended December 31, 2016 was (0.95)%. The Tier 1 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven day period ended December 31, 2016 was (0.08)%. The Tier 2 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven day period ended December 31, 2016 was (0.20)%. The Tier 3 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven day period ended December 31, 2016 was (0.35)%.

The returns for the All America Fund (previously called the “Stock Fund”) prior to May 1, 1994 reflect the results of the Underlying Fund prior to a change in its investment objectives and policies and the addition of subadvisers on that date. The All America Fund adopted its current asset allocation model as of May 1, 2014, and returns prior to that date reflect the results of the prior asset allocation model.

The Conservative Allocation Fund, the Moderate Allocation Fund and the Aggressive Allocation Fund adopted their respective asset allocation models as of May 1, 2014, and returns prior to that date reflect the results of their respective prior asset allocation models.

The inception dates are for the Funds in Separate Account No. 2.

In the above tables, we did not deduct the $2.00 monthly contract fee from each Separate Account Fund. For any Participant, the actual treatment of the monthly contract fee and its effect on total return will depend on the Participant’s actual allocation of Account Balance (unless the fee has been waived).

If you have Account Balance in the General Account, the monthly contract fee would be deducted from the General Account, not any Separate Account Fund. If you do not have Account Balance allocated to the General Account, but you do have Account Balance allocated to more than one Fund of the Separate Account, the fee would only be deducted from one of the Funds so that an illustration of total return figures of the other Funds could be lower than shown above.

If you do not have any Account Balance in the General Account, we will deduct the $2.00 monthly charge from your Account Balance allocated to one or more of the Separate Account Funds, in the following order:

(a)	Investment Company Money Market Fund (except if redemption of shares has been suspended),

(b)	Investment Company Mid-Term Bond Fund,

(c)	Investment Company Bond Fund,

(d)	Investment Company Composite Fund,

(e)	Fidelity VIP Asset Manager Portfolio,

(f)	Calvert VP SRI Balanced Portfolio,

(g)	Fidelity VIP Equity-Income Portfolio,

(h)	Investment Company All America Fund,

(i)	Investment Company Equity Index Fund,

(j)	Investment Company Mid-Cap Equity Index Fund,

(k)	Fidelity VIP Contrafund® Portfolio,

(l)	Deutsche Variable Series I Capital Growth VIP,

(m)	American Century VP Capital Appreciation Fund,

(n)	Investment Company Conservative Allocation Fund,

(o)	Investment Company Moderate Allocation Fund,

(p)	Investment Company Aggressive Allocation Fund,

(q)	Investment Company Small Cap Value Fund,

(r)	Investment Company Small Cap Growth Fund,

(s)	Investment Company Mid Cap Value Fund,

(t)	Fidelity VIP Mid Cap Portfolio,

(u)	Oppenheimer Main Street Fund®/VA,

(v)	Vanguard VIF Diversified Value Portfolio,

(w)	Vanguard VIF International Portfolio,

(x)	Investment Company International Fund

(y)	Investment Company Retirement Income Fund,

(z)	Investment Company 2010 Retirement Fund,

(aa)	Investment Company 2015 Retirement Fund,

(bb)	Investment Company 2020 Retirement Fund,

(cc)	Investment Company 2025 Retirement Fund,

(dd)	Investment Company 2030 Retirement Fund,

(ee)	Investment Company 2035 Retirement Fund,

(ff)	Investment Company 2040 Retirement Fund,

(gg)	Investment Company 2045 Retirement Fund,

(hh)	Investment Company 2050 Retirement Fund,

(ii)	Investment Company 2055 Retirement Fund,

(jj)	American Funds Insurance Series New World Fund®,

(kk)	PIMCO VIT Real Return Portfolio,

(ll)	T. Rowe Price Blue Chip Growth Portfolio, and

(mm)	Vanguard VIF REIT Index Portfolio.

Performance figures are based on historical earnings and are not guaranteed to reoccur. They are not necessarily indicative of the future investment performance of a particular Fund. Total return and yield for a Fund will vary based on changes in market conditions and the performance of the Underlying Fund. Unit values will fluctuate so that, when redeemed, they may be worth more or less than their original cost.

When communicating total return to current or prospective Participants, we also may compare a Fund’s figures to the performance of other variable annuity accounts tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

See “Performance Information for the Separate Accounts” in the Prospectus.

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

We hold title to the Separate Account’s assets, including shares of the Underlying Funds. We maintain records of all purchases and redemptions of Underlying Fund shares by each of the Separate Account Funds.

STATE REGULATION

We are subject to regulation by the New York State Superintendent of Financial Services (“Superintendent”) as well as by the insurance departments of all the other states and jurisdictions in which we do business.

We must file with the Superintendent an annual statement on a form specified by the National Association of Insurance Commissioners. We also must file with New York and other states a separate statement covering the separate accounts that we maintain, including the Separate Account. Our books and records are subject to review and examination by the Superintendent and the Superintendent’s agents at all times. The Superintendent makes a full examination into our affairs at least every five years. Other states also may periodically conduct a full examination of our operations.

The laws of New York and of other states in which we are licensed to transact business specifically provide for regulation and supervision of the variable annuity activities of life insurance companies. Regulations require certain contract provisions and require us to obtain approval of contract forms. State regulation does not involve any supervision or control over the investment policies of the Separate Account, or the selection of investments therefor, except for verification that any such investments are permissible under applicable law. Generally, the states in which we do business apply the laws of New York in determining permissible investments for us.

PERIODIC REPORTS

Prior to your Annuity Commencement Date, we will provide you, at least quarterly, with a statement as of a specified date covering the period since the last statement. The statement will set forth, for the covered period:

(1)	Amounts added to your Account Balance, which will be Deferred Compensation deposits under 457 Contracts or Contributions under Thrift, IRA, FPA and TDA Contracts made by you or on your behalf, including

•	the allocation of contributed amounts to the Separate and General Accounts;

•	the date Deferred Compensation was deducted from your salary or the Contribution was made, as well as any designation of the Contribution as a Designated Roth Contribution (if permitted by your Plan); and

•	the date the amount was credited to your account.

(3)	Interest accrued on amounts allocated for you to the General Account.

(4)	The number and dollar value of Accumulation Units credited to you in each Fund of the Separate Account;

(5)	The total amounts of all withdrawals and transfers from the General Account and each Fund; and

(6)	Any change in your plan’s status with respect to eligibility for the Reduced Fee.

We have advised Employers that they should remit your Contributions to us within seven days of the date the Contribution was withheld from your pay.

The statement we send to you also will specify your Account Balance available to provide a periodic benefit, cash return or death benefit. We will transmit to Participants, at least semi-annually, reports showing the financial condition of the Separate Account and showing the schedules of investments held in each Underlying Fund.

LEGAL MATTERS

All matters of applicable state law pertaining to the Contracts, including our right to issue the Contracts and certain legal matters relating to Federal securities laws, have been passed upon by James J. Roth, Senior Executive Vice President and General Counsel of Mutual of America.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statements of assets and liabilities of Mutual of America Separate Account No. 2 as of December 31, 2016 and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein.

The consolidated statutory statements of financial condition of Mutual of America Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2016 and 2015, and the related consolidated statutory statements of operations and surplus, and cash flows for each of the years in the three-year period ended December 31, 2016, have been included herein in reliance upon the reports of KPMG LLP, independent auditors, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report, dated March 14, 2017, covering the December 31, 2016, 2015 and 2014 consolidated statutory statements referred to above contains an explanatory paragraph that states that the Company prepared the consolidated statutory financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differs from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report referred to above states that the consolidated statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that the consolidated statutory financial statements are presented fairly, in all material respects, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services.

ADDITIONAL INFORMATION

We have filed with the SEC a registration statement under the Securities Act of 1933, as amended, concerning the Contracts. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information or in the current Prospectus for the Contracts. Statements contained herein concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of those documents, reference should be made to the materials filed with the SEC. The SEC has an Internet website at http://www.sec.gov, or you may write to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-6009 and obtain copies upon payment of a duplicating fee.

FINANCIAL STATEMENTS

The statements of assets and liabilities of Mutual of America Separate Account No. 2 as of December 31, 2016 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein.

The consolidated statutory statements of financial condition of Mutual of America Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2016 and 2015, and the related consolidated statutory statements of operations and surplus, and cash flows for each of the years in the three-year period ended December 31, 2016, have been included herein in reliance upon the reports of KPMG LLP, independent auditors, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report, dated March 14, 2017, covering the December 31, 2016, 2015 and 2014 consolidated statutory statements referred to above contains an explanatory paragraph that states that the Company prepared the consolidated statutory financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differs from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report referred to above states that the consolidated statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that the consolidated statutory financial statements are presented fairly, in all material respects, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services.

When you allocate Account Balance to the Separate Account Funds, the value of the Account Balance in those Funds is impacted primarily by the investment results of the Underlying Fund(s).

Financial statements of the Separate Account for 2016 are included as follows:

Financial Statements of Mutual of America for 2016, 2015 and 2014 are included as follows:

You should consider our financial statements included in this Statement of Additional Information as bearing on our ability to meet our obligations under the Contracts and to support our General Account.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Mutual of America Life Insurance Company and

Contract Owners of Mutual of America Separate Account No. 2:

We have audited the accompanying statements of assets and liabilities of Mutual of America Separate Account No. 2 (comprising the sub-accounts listed in Note 1 of the notes to the financial statements and collectively referred to as the “Separate Account”) as of December 31, 2016, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or period in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the underlying mutual funds or their transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mutual of America Separate Account No. 2 as of December 31, 2016, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or period in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

April 28, 2017

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Investment Company
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund

Investments in Mutual of America Investment Corporation
at fair value
(Cost:
Equity Index Fund—$385,752,962
All America Fund—$209,550,202
Small Cap Value Fund—$146,125,710
Small Cap Growth Fund—$188,543,162)

(Notes 1 and 2)	$585,079,751	$237,594,238	$201,927,669	$199,978,554
Due From (To) Mutual of America General Account	253,961	(191,325)	(6,583)	89,425

Net Assets	$585,333,712	$237,402,913	$201,921,086	$200,067,979

Tier 1 Reduced Fee Units:
Net Assets	$70,194,687	$27,612,436	$23,005,214	$22,220,723

Units Outstanding	11,144,117	1,552,050	9,438,110	10,183,388

Unit Value (1)	$6.299	$17.791	$2.437	$2.182

Tier 2 Reduced Fee Units:
Net Assets	$115,693,224	$34,786,201	$38,764,075	$39,151,374

Units Outstanding	18,392,135	1,957,910	15,924,842	17,967,151

Unit Value (1)	$6.290	$17.767	$2.434	$2.179

Tier 3 Reduced Fee Units:
Net Assets	$96,013,101	$32,967,932	$36,717,690	$35,274,582

Units Outstanding	15,369,417	1,868,448	15,192,148	16,303,788

Unit Value (1)	$6.247	$17.645	$2.417	$2.164

Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units:
Net Assets	$115,960,164	$48,528,545	$34,116,849	$32,993,334

Units Outstanding	19,675,972	2,915,416	14,961,463	16,162,333

Unit Value (1)	$5.893	$16.645	$2.280	$2.041

Standard Units:
Net Assets	$187,472,536	$93,507,799	$69,317,258	$70,427,966

Units Outstanding	31,833,795	5,621,814	30,420,906	34,526,152

Unit Value (1)	$5.889	$16.633	$2.279	$2.040

(1)	Rounded to the nearest $0.001.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Investment Company
	Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund	International Fund
Investments in Mutual of America Investment Corporation at fair value (Cost: Mid Cap Value Fund—$50,674,730 Mid-Cap Equity Index Fund—$337,849,958 Composite Fund—$131,078,764 International Fund—$19,299,066)
(Notes 1 and 2)	$59,350,624	$456,562,386	$155,517,131	$19,832,500
Due From (To) Mutual of America General Account	43,076	62,207	(27,793)	34,236

Net Assets	$59,393,700	$456,624,593	$155,489,338	$19,866,736

Tier 1 Reduced Fee Units:
Net Assets	$8,120,841	$47,516,895	$16,207,662	$2,752,519

Units Outstanding	3,859,576	10,649,941	1,618,645	3,068,744

Unit Value (1)	$2.104	$4.462	$10.013	$0.897

Tier 2 Reduced Fee Units:
Net Assets	$10,442,736	$88,298,269	$23,885,463	$5,236,321

Units Outstanding	4,969,785	19,816,982	2,388,500	5,845,818

Unit Value (1)	$2.101	$4.456	$10.000	$0.896

Tier 3 Reduced Fee Units:
Net Assets	$9,829,811	$75,101,499	$21,773,762	$3,966,692

Units Outstanding	4,710,972	16,973,471	2,191,984	4,459,498

Unit Value (1)	$2.087	$4.425	$9.933	$0.889

Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units:
Net Assets	$12,293,128	$106,036,549	$32,890,820	$1,787,112

Units Outstanding	6,244,747	25,400,379	3,510,713	2,109,615

Unit Value (1)	$1.969	$4.175	$9.369	$0.847

Standard Units:
Net Assets	$18,707,184	$139,671,381	$60,731,631	$6,124,092

Units Outstanding	9,510,071	33,482,420	6,487,202	7,234,646

Unit Value (1)	$1.967	$4.171	$9.362	$0.846

(1)	Rounded to the nearest $0.001.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Investment Company
	Money Market Fund	Mid-Term Bond Fund	Bond Fund	Retirement Income Fund
Investments in Mutual of America Investment Corporation at fair value (Cost: Money Market Fund—$43,085,561 Mid-Term Bond Fund—$103,757,197 Bond Fund—$231,230,037 Retirement Income Fund—$42,373,899)
(Notes 1 and 2)	$43,542,808	$107,596,609	$240,434,257	$42,657,420
Due From (To) Mutual of America General Account	(6,920)	25,050	73,129	(50,582)

Net Assets	$43,535,888	$107,621,659	$240,507,386	$42,606,838

Tier 1 Reduced Fee Units:
Net Assets	$6,183,583	$13,583,302	$26,307,841	$8,877,514

Units Outstanding	2,470,579	5,331,801	3,929,848	5,905,017

Unit Value (1)	$2.503	$2.548	$6.694	$1.503

Tier 2 Reduced Fee Units:
Net Assets	$9,899,109	$25,674,674	$55,425,669	$9,240,416

Units Outstanding	3,960,087	10,090,826	8,289,945	6,154,185

Unit Value (1)	$2.500	$2.544	$6.686	$1.501

Tier 3 Reduced Fee Units:
Net Assets	$7,387,730	$17,528,389	$45,303,726	$6,464,356

Units Outstanding	2,975,606	6,933,251	6,820,305	4,335,744

Unit Value (1)	$2.483	$2.528	$6.642	$1.491

Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units:
Net Assets	$1,367,749	$17,835,597	$37,667,347	$7,644,422

Units Outstanding	584,173	7,482,602	6,014,188	5,384,226

Unit Value (1)	$2.341	$2.384	$6.263	$1.420

Standard Units:
Net Assets	$18,697,717	$32,999,697	$75,802,803	$10,380,130

Units Outstanding	7,991,731	13,854,574	12,112,029	7,316,442

Unit Value (1)	$2.340	$2.382	$6.258	$1.419

(1)	Rounded to the nearest $0.001.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Investment Company
	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund

Investments in Mutual of America Investment Corporation
at fair value
(Cost:
2010 Retirement Fund—$16,926,780
2015 Retirement Fund—$96,752,006
2020 Retirement Fund—$258,495,464
2025 Retirement Fund—$281,307,778)

(Notes 1 and 2)	$17,042,250	$101,419,991	$286,285,183	$322,967,023
Due From (To) Mutual of America General Account	24,763	(86,961)	(19,319)	438,965

Net Assets	$17,067,013	$101,333,030	$286,265,864	$323,405,988

Tier 1 Reduced Fee Units:
Net Assets	$3,159,496	$14,176,562	$44,706,504	$46,931,889

Units Outstanding	2,107,096	9,460,243	29,605,172	29,959,253

Unit Value (1)	$1.499	$1.499	$1.510	$1.567

Tier 2 Reduced Fee Units:
Net Assets	$4,056,223	$21,026,239	$63,855,996	$73,868,670

Units Outstanding	2,708,596	14,049,169	42,341,231	47,215,996

Unit Value (1)	$1.498	$1.497	$1.508	$1.564

Tier 3 Reduced Fee Units:
Net Assets	$2,326,738	$18,898,482	$59,784,772	$72,504,711

Units Outstanding	1,564,793	12,717,789	39,926,226	46,677,103

Unit Value (1)	$1.487	$1.486	$1.497	$1.553

Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units:
Net Assets	$4,013,140	$24,686,313	$45,702,965	$44,493,804

Units Outstanding	2,834,012	17,444,296	32,047,405	30,076,245

Unit Value (1)	$1.416	$1.415	$1.426	$1.479

Standard Units:
Net Assets	$3,511,416	$22,545,434	$72,215,627	$85,606,914

Units Outstanding	2,481,529	15,943,219	50,675,819	57,910,123

Unit Value (1)	$1.415	$1.414	$1.425	$1.478

(1)	Rounded to the nearest $0.001.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Investment Company
	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund

Investments in Mutual of America Investment Corporation
at fair value
(Cost:
2030 Retirement Fund—$221,177,452
2035 Retirement Fund—$183,961,326
2040 Retirement Fund—$150,267,047
2045 Retirement Fund—$178,212,346)

(Notes 1 and 2)	$258,471,910	$215,890,431	$178,403,686	$214,640,951
Due From (To) Mutual of America General Account	408,722	186,261	163,215	162,435

Net Assets	$258,880,632	$216,076,692	$178,566,901	$214,803,386

Tier 1 Reduced Fee Units:
Net Assets	$37,197,881	$29,938,887	$23,084,176	$25,642,077

Units Outstanding	22,991,629	18,494,174	14,290,519	16,024,065

Unit Value (1)	$1.618	$1.619	$1.615	$1.600

Tier 2 Reduced Fee Units:
Net Assets	$65,444,911	$54,080,709	$48,023,170	$63,194,474

Units Outstanding	40,504,204	33,451,647	29,768,611	39,543,603

Unit Value (1)	$1.616	$1.617	$1.613	$1.598

Tier 3 Reduced Fee Units:
Net Assets	$61,208,832	$51,839,226	$42,752,376	$51,440,521

Units Outstanding	38,154,863	32,296,209	26,691,675	32,420,919

Unit Value (1)	$1.604	$1.605	$1.602	$1.587

Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units:
Net Assets	$23,925,635	$16,517,316	$11,421,919	$10,089,916

Units Outstanding	15,659,614	10,804,197	7,487,274	6,676,815

Unit Value (1)	$1.528	$1.529	$1.526	$1.511

Standard Units:
Net Assets	$71,103,373	$63,700,554	$53,285,260	$64,436,398

Units Outstanding	46,572,544	41,698,450	34,955,457	42,671,500

Unit Value (1)	$1.527	$1.528	$1.524	$1.510

(1)	Rounded to the nearest $0.001.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Investment Company
	2050 Retirement Fund	2055 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund

Investments in Mutual of America Investment Corporation
at fair value
(Cost:
2050 Retirement Fund—$92,182,184
2055 Retirement Fund—$1,040,340
Conservative Allocation Fund—$89,404,359
Moderate Allocation Fund—$217,785,145
Aggressive Allocation Fund—$154,338,626)

(Notes 1 and 2)	$98,968,333	$1,057,923	$94,357,113	$254,351,112	$192,356,940
Due From (To) Mutual of America General Account	233,529	29,088	3,010	145,727	39,185

Net Assets	$99,201,862	$1,087,011	$94,360,123	$254,496,839	$192,396,125

Tier 1 Reduced Fee Units:
Net Assets	$10,060,155	$59,768	$10,657,697	$31,442,901	$22,924,409

Units Outstanding	6,601,676	57,521	5,636,330	13,369,075	8,347,550

Unit Value (1)	$1.524	$1.039	$1.891	$2.352	$2.746

Tier 2 Reduced Fee Units:
Net Assets	$29,294,914	$253,152	$19,694,670	$55,721,193	$44,598,238

Units Outstanding	19,249,566	243,685	10,428,903	23,722,563	16,260,937

Unit Value (1)	$1.522	$1.039	$1.888	$2.349	$2.743

Tier 3 Reduced Fee Units:
Net Assets	$25,311,960	$264,502	$18,002,538	$49,214,452	$38,196,642

Units Outstanding	16,730,070	254,702	9,594,466	21,091,676	14,021,315

Unit Value (1)	$1.513	$1.038	$1.876	$2.333	$2.724

Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units:
Net Assets	$5,125,309	$42,033	$19,180,686	$42,725,581	$21,327,399

Units Outstanding	3,472,881	40,506	10,842,506	19,414,894	8,299,545

Unit Value (1)	$1.476	$1.038	$1.769	$2.201	$2.570

Standard Units:
Net Assets	$29,409,524	$467,556	$26,824,532	$75,392,712	$65,349,437

Units Outstanding	19,942,717	450,893	15,174,564	34,284,498	25,449,631

Unit Value (1)	$1.475	$1.037	$1.768	$2.199	$2.568

(1)	Rounded to the nearest $0.001.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Fidelity
	VIP Equity-Income Portfolio	VIP Asset Manager Portfolio	VIP Contrafund Portfolio	VIP Mid Cap Portfolio

Investments in Fidelity VIP Portfolios
at fair value
(Cost:
Fidelity VIP Equity-Income Portfolio—$265,170,885
Fidelity VIP Asset Manager Portfolio—$125,738,449
Fidelity VIP Contrafund Portfolio—$493,173,205
Fidelity VIP Mid Cap Portfolio—$151,512,585)

(Notes 1 and 2)	$274,409,520	$129,725,335	$627,058,416	$166,939,471
Due From (To) Mutual of America General Account	(87,144)	53,703	(96,883)	(82,374)

Net Assets	$274,322,376	$129,779,038	$626,961,533	$166,857,097

Tier 1 Reduced Fee Units:
Net Assets	$34,357,495	$16,206,336	$78,275,013	$22,477,416

Units Outstanding	451,102	341,299	948,673	285,514

Unit Value (1)	$76.163	$47.484	$82.510	$78.726

Tier 2 Reduced Fee Units:
Net Assets	$55,349,066	$33,119,438	$113,174,685	$34,159,882

Units Outstanding	727,686	698,385	1,373,496	434,498

Unit Value (1)	$76.062	$47.423	$82.399	$78.619

Tier 3 Reduced Fee Units:
Net Assets	$47,518,806	$22,238,100	$103,255,067	$31,947,863

Units Outstanding	629,247	472,303	1,262,155	409,307

Unit Value (1)	$75.517	$47.084	$81.809	$78.054

Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units:
Net Assets	$44,431,555	$18,360,304	$120,067,731	$28,011,578

Units Outstanding	623,512	413,265	1,555,374	380,312

Unit Value (1)	$71.260	$44.427	$77.195	$73.654

Standard Units:
Net Assets	$92,665,454	$39,854,860	$212,189,037	$50,260,358

Units Outstanding	1,301,349	897,738	2,750,785	682,889

Unit Value (1)	$71.207	$44.395	$77.138	$73.600

(1)	Rounded to the nearest $0.001.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Vanguard			American Century
	VIF Diversified Value Portfolio	VIF International Portfolio	VIF REIT Index Portfolio	VP Capital Appreciation Fund

Investments in Vanguard VIF Portfolios and American Century VP Capital Appreciation Fund
at fair value
(Cost:
Vanguard VIF Diversified Value Portfolio—$149,640,976
Vanguard VIF International Portfolio—$223,457,566
Vanguard VIF REIT Index Portfolio—$52,593,323
American Century VP Capital
Appreciation Fund—$236,270,204)

(Notes 1 and 2)	$173,614,470	$237,203,417	$52,677,980	$256,263,053
Due From (To) Mutual of America General Account	(55,886)	(12,809)	(42,360)	(130,862)

Net Assets	$173,558,584	$237,190,608	$52,635,620	$256,132,191

Tier 1 Reduced Fee Units:
Net Assets	$19,966,186	$30,201,394	$5,885,468	$30,002,341

Units Outstanding	707,745	1,114,964	349,474	703,506

Unit Value (1)	$28.211	$27.087	$16.841	$42.647

Tier 2 Reduced Fee Units:
Net Assets	$37,502,616	$52,879,603	$10,625,336	$46,482,113

Units Outstanding	1,331,151	1,954,828	631,781	1,091,413

Unit Value (1)	$28.173	$27.051	$16.818	$42.589

Tier 3 Reduced Fee Units:
Net Assets	$32,605,774	$44,461,494	$10,463,431	$44,074,929

Units Outstanding	1,165,263	1,654,961	624,661	1,042,357

Unit Value (1)	$27.981	$26.866	$16.751	$42.284

Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units:
Net Assets	$36,630,926	$36,450,502	$10,908,129	$46,442,517

Units Outstanding	1,387,679	1,438,148	664,078	1,163,839

Unit Value (1)	$26.397	$25.345	$16.426	$39.905

Standard Units:
Net Assets	$46,853,082	$73,197,615	$14,753,256	$89,130,291

Units Outstanding	1,776,248	2,890,165	898,836	2,235,253

Unit Value (1)	$26.378	$25.326	$16.414	$39.875

(1)	Rounded to the nearest $0.001.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	American Funds	Calvert	Deutsche
	New World Fund	VP SRI Balanced Portfolio	Capital Growth VIP

Investments in American Funds New World Fund,
Calvert VP SRI Balanced Portfolio and Deutsche Capital Growth VIP
at fair value
(Cost:
American Funds New World Fund—$7,644,689
Calvert VP SRI Balanced Portfolio—$102,537,434
Deutsche Capital Growth VIP—$205,190,130)

(Notes 1 and 2)	$7,042,352	$112,959,587	$271,920,264
Due From (To) Mutual of America General Account	13,244	(30,893)	(420,162)

Net Assets	$7,055,596	$112,928,694	$271,500,102

Tier 1 Reduced Fee Units:
Net Assets	$881,589	$10,534,054	$34,629,121

Units Outstanding	37,249	1,893,169	449,546

Unit Value (1)	$23.667	$5.564	$77.031

Tier 2 Reduced Fee Units:
Net Assets	$1,401,373	$22,965,909	$50,518,490

Units Outstanding	59,290	4,132,766	656,703

Unit Value (1)	$23.636	$5.557	$76.927

Tier 3 Reduced Fee Units:
Net Assets	$1,520,334	$18,753,202	$40,773,011

Units Outstanding	64,580	3,397,273	533,671

Unit Value (1)	$23.542	$5.520	$76.401

Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units:
Net Assets	$1,419,352	$15,073,245	$37,919,845

Units Outstanding	61,485	2,895,140	526,101

Unit Value (1)	$23.085	$5.206	$72.077

Standard Units:
Net Assets	$1,832,948	$45,602,284	$107,659,635

Units Outstanding	79,461	8,765,403	1,494,799

Unit Value (1)	$23.067	$5.203	$72.023

(1)	Rounded to the nearest $0.001.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Oppenheimer	PIMCO	T. Rowe Price
	Main Street Fund/VA	VIT Real Return Portfolio	Blue Chip Growth Portfolio

Investments in Oppenheimer Main Street Fund/VA,
PIMCO VIT Real Return Portfolio and T. Rowe Price
Blue Chip Growth Portfolio
at fair value
(Cost:
Oppenheimer Main Street Fund/VA—$43,964,711
PIMCO VIT Real Return Portfolio—$19,045,604
T. Rowe Price Blue Chip Growth Portfolio—$58,162,892)

(Notes 1 and 2)	$48,830,926	$18,308,452	$62,559,340
Due From (To) Mutual of America General Account	20,169	(5,294)	(53,271)

Net Assets	$48,851,095	$18,303,158	$62,506,069

Tier 1 Reduced Fee Units:
Net Assets	$7,182,239	$1,292,217	$6,702,191

Units Outstanding	161,044	95,899	292,245

Unit Value (1)	$44.598	$13.475	$22.933

Tier 2 Reduced Fee Units:
Net Assets	$9,357,905	$4,444,774	$12,622,824

Units Outstanding	210,108	330,322	551,157

Unit Value (1)	$44.539	$13.456	$22.902

Tier 3 Reduced Fee Units:
Net Assets	$9,681,502	$3,506,465	$11,990,373

Units Outstanding	218,865	261,527	525,684

Unit Value (1)	$44.235	$13.408	$22.809

Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units:
Net Assets	$8,184,657	$5,568,181	$14,506,352

Units Outstanding	196,134	423,635	648,527

Unit Value (1)	$41.730	$13.144	$22.368

Standard Units:
Net Assets	$14,444,792	$3,491,521	$16,684,329

Units Outstanding	346,407	265,837	746,454

Unit Value (1)	$41.699	$13.134	$22.351

(1)	Rounded to the nearest $0.001.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2016

	Investment Company
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$9,491,678	$3,170,644	$1,536,485	$—	$667,435	$4,953,611
Expenses (Note 3)	4,543,993	2,073,480	1,482,617	1,630,822	425,438	3,382,266

Net Investment Income (Loss)	4,947,685	1,097,164	53,868	(1,630,822)	241,997	1,571,345

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	9,754,088	2,561,103	2,435,720	1,049,589	517,057	5,224,222
Realized gain from distributions	13,683,573	13,939,156	2,432,710	18,887,335	2,924,033	26,482,508

Net realized gain (loss) on investments	23,437,661	16,500,259	4,868,430	19,936,924	3,441,090	31,706,730

Net change in unrealized appreciation (depreciation) on investments	28,173,309	5,472,036	26,809,654	(5,268,200)	3,658,135	38,787,637

Net Realized and Unrealized Gain (Loss) on Investments	51,610,970	21,972,295	31,678,084	14,668,724	7,099,225	70,494,367

Net Increase (Decrease) in Net Assets Resulting From Operations	$56,558,655	$23,069,459	$31,731,952	$13,037,902	$7,341,222	$72,065,712

	Investment Company
	Composite Fund	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund	Retirement Income Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$3,146,471	$424,371	$—	$2,846,660	$6,635,826	$812,113
Expenses (Note 3)	1,385,264	145,019	357,307	894,292	1,980,867	289,642

Net Investment Income (Loss)	1,761,207	279,352	(357,307)	1,952,368	4,654,959	522,471

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	2,631,323	22,007	83,854	508,670	886,142	95,793
Realized gain from distributions	8,974,404	28	—	163,533	367,769	1,337,505

Net realized gain (loss) on investments	11,605,727	22,035	83,854	672,203	1,253,911	1,433,298

Net change in unrealized appreciation (depreciation) on investments	(3,122,154)	(116,078)	(26,765)	235,884	2,835,064	5,540

Net Realized and Unrealized Gain (Loss) on Investments	8,483,573	(94,043)	57,089	908,087	4,088,975	1,438,838

Net Increase (Decrease) in Net Assets Resulting From Operations	$10,244,780	$185,309	$(300,218)	$2,860,455	$8,743,934	$1,961,309

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2016

	Investment Company
	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$386,591	$2,280,142	$4,965,364	$4,835,177	$3,705,466	$2,875,834
Expenses (Note 3)	129,680	778,786	1,961,518	2,141,664	1,668,066	1,392,011

Net Investment Income (Loss)	256,911	1,501,356	3,003,846	2,693,513	2,037,400	1,483,823

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	123,415	1,038,708	1,449,628	707,294	756,924	721,211
Realized gain from distributions	967,139	6,082,008	10,013,331	11,104,964	10,209,511	9,411,380

Net realized gain (loss) on investments	1,090,554	7,120,716	11,462,959	11,812,258	10,966,435	10,132,591

Net change in unrealized appreciation (depreciation) on investments	(361,534)	(2,194,689)	4,770,939	10,295,159	8,768,166	7,803,260

Net Realized and Unrealized Gain (Loss) on Investments	729,020	4,926,027	16,233,898	22,107,417	19,734,601	17,935,851

Net Increase (Decrease) in Net Assets Resulting From Operations	$985,931	$6,427,383	$19,237,744	$24,800,930	$21,772,001	$19,419,674

	Investment Company
	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund†	Conservative Allocation Fund	Moderate Allocation Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$2,288,919	$2,811,873	$784,874	$—	$2,050,188	$5,202,769
Expenses (Note 3)	1,147,083	1,382,047	539,699	781	721,743	1,934,651

Net Investment Income (Loss)	1,141,836	1,429,826	245,175	(781)	1,328,445	3,268,118

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	545,027	675,643	42,363	2	482,015	2,068,497
Realized gain from distributions	8,531,385	10,486,038	2,256,731	—	2,450,987	11,054,298

Net realized gain (loss) on investments	9,076,412	11,161,681	2,299,094	2	2,933,002	13,122,795

Net change in unrealized appreciation (depreciation) on investments	6,357,618	7,717,134	6,108,998	17,583	636,716	2,660,597

Net Realized and Unrealized Gain (Loss) on Investments	15,434,030	18,878,815	8,408,092	17,585	3,569,718	15,783,392

Net Increase (Decrease) in Net Assets Resulting From Operations	$16,575,866	$20,308,641	$8,653,267	$16,804	$4,898,163	$19,051,510

†	For the period October 1, 2016 (commencement of operations) to December 31, 2016.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2016

	Investment Company	Fidelity				Vanguard
	Aggressive Allocation Fund	VIP Equity-Income Portfolio	VIP Asset Manager Portfolio	VIP Contrafund Portfolio	VIP Mid Cap Portfolio	VIF Diversified Value Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$3,677,465	$5,888,132	$1,919,147	$4,932,975	$797,039	$4,317,702
Expenses (Note 3)	1,476,100	1,791,973	930,247	4,700,590	1,139,404	1,332,253

Net Investment Income (Loss)	2,201,365	4,096,159	988,900	232,385	(342,365)	2,985,449

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	3,010,903	(1,004,368)	422,503	14,227,906	374,405	1,057,825
Realized gain from distributions	11,752,648	15,485,226	5,696,280	50,566,487	9,801,145	8,832,088

Net realized gain (loss) on investments	14,763,551	14,480,858	6,118,783	64,794,393	10,175,550	9,889,913

Net change in unrealized appreciation (depreciation) on investments	696,603	21,058,074	(4,113,614)	(22,178,512)	7,591,493	5,761,499

Net Realized and Unrealized Gain (Loss) on Investments	15,460,154	35,538,932	2,005,169	42,615,881	17,767,043	15,651,412

Net Increase (Decrease) in Net Assets Resulting From Operations	$17,661,519	$39,635,091	$2,994,069	$42,848,266	$17,424,678	$18,636,861

	Vanguard		American Century	American Funds	Calvert	Deutsche
	VIF International Portfolio	VIF REIT Index Portfolio	VP Capital Appreciation Fund	New World Fund	VP SRI Balanced Portfolio	Capital Growth VIP
Investment Income and Expenses:
Dividend Income (Note 1)	$3,510,761	$1,070,136	$—	$70,177	$2,057,427	$2,307,087
Expenses (Note 3)	1,959,739	445,039	1,644,777	47,544	960,120	2,443,338

Net Investment Income (Loss)	1,551,022	625,097	(1,644,777)	22,633	1,097,307	(136,251)

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	1,006,648	(368,984)	3,030,516	(103,059)	812,774	11,085,010
Realized gain from distributions	4,087,529	2,839,427	26,790,593	—	3,128,927	24,459,302

Net realized gain (loss) on investments	5,094,177	2,470,443	29,821,109	(103,059)	3,941,701	35,544,312

Net change in unrealized appreciation (depreciation) on investments	(4,205,202)	(1,040,030)	(21,849,631)	341,115	2,348,478	(27,069,007)

Net Realized and Unrealized Gain (Loss) on Investments	888,975	1,430,413	7,971,478	238,056	6,290,179	8,475,305

Net Increase (Decrease) in Net Assets Resulting From Operations	$2,439,997	$2,055,510	$6,326,701	$260,689	$7,387,486	$8,339,054

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2016

	Oppenheimer	PIMCO	T. Rowe Price
	Main Street Fund/VA	VIT Real Return Portfolio	Blue Chip Growth Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$485,556	$392,527	$—
Expenses (Note 3)	357,611	111,441	475,579

Net Investment Income (Loss)	127,945	281,086	(475,579)

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	470,707	(129,009)	576,335
Realized gain from distributions	5,161,113	—	—

Net realized gain (loss) on investments	5,631,820	(129,009)	576,335

Net change in unrealized appreciation (depreciation) on investments	(1,205,623)	463,139	(974,169)

Net Realized and Unrealized Gain (Loss) on Investments	4,426,197	334,130	(397,834)

Net Increase (Decrease) in Net Assets Resulting From Operations	$4,554,142	$615,216	$(873,413)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Investment Company
	Equity Index Fund		All America Fund		Small Cap Value Fund
	2016	2015	2016	2015	2016	2015
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$4,947,685	$3,684,775	$1,097,164	$1,037,659	$53,868	$(108,191)
Net realized gain (loss) on investments	23,437,661	36,153,870	16,500,259	19,473,685	4,868,430	15,405,159
Net change in unrealized appreciation (depreciation) on investments	28,173,309	(37,589,966)	5,472,036	(22,660,296)	26,809,654	(23,110,570)

Net Increase (Decrease) in net assets resulting from operations	56,558,655	2,248,679	23,069,459	(2,148,952)	31,731,952	(7,813,602)

From Unit Transactions:
Contributions	64,235,702	45,450,972	14,266,576	12,659,515	13,469,350	13,449,376
Withdrawals	(57,929,128)	(51,313,006)	(26,534,571)	(24,831,875)	(16,699,738)	(18,510,902)
Net transfers	3,941,527	(16,459,965)	(11,177,493)	(5,709,717)	(2,173,758)	(7,450,307)
Contract fees (Note 3)	(88,122)	(74,771)	(59,976)	(54,562)	(14,946)	(14,139)

Net Increase (Decrease) from unit transactions	10,159,979	(22,396,770)	(23,505,464)	(17,936,639)	(5,419,092)	(12,525,972)

Net Increase (Decrease) in Net Assets	66,718,634	(20,148,091)	(436,005)	(20,085,591)	26,312,860	(20,339,574)
Net Assets:
Beginning of Year	518,615,078	538,763,169	237,838,918	257,924,509	175,608,226	195,947,800

End of Year	$585,333,712	$518,615,078	$237,402,913	$237,838,918	$201,921,086	$175,608,226

	Investment Company
	Small Cap Growth Fund		Mid Cap Value Fund		Mid-Cap Equity Index Fund
	2016	2015	2016	2015	2016	2015
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(1,630,822)	$(1,969,404)	$241,997	$93,932	$1,571,345	$878,251
Net realized gain (loss) on investments	19,936,924	30,207,399	3,441,090	5,290,112	31,706,730	35,455,480
Net change in unrealized appreciation (depreciation) on investments	(5,268,200)	(35,976,293)	3,658,135	(7,479,954)	38,787,637	(48,758,279)

Net Increase (Decrease) in net assets resulting from operations	13,037,902	(7,738,298)	7,341,222	(2,095,910)	72,065,712	(12,424,548)

From Unit Transactions:
Contributions	16,115,842	17,604,562	6,597,092	6,671,975	41,931,984	33,639,051
Withdrawals	(19,010,479)	(21,529,744)	(6,110,937)	(5,847,650)	(44,592,455)	(39,585,132)
Net transfers	(15,149,810)	1,394,043	1,974,418	(6,837,204)	14,705,564	(13,573,504)
Contract fees (Note 3)	(5,746)	(4,365)	(2,428)	(1,795)	(43,914)	(38,916)

Net Increase (Decrease) from unit transactions	(18,050,193)	(2,535,504)	2,458,145	(6,014,674)	12,001,179	(19,558,501)

Net Increase (Decrease) in Net Assets	(5,012,291)	(10,273,802)	9,799,367	(8,110,584)	84,066,891	(31,983,049)
Net Assets:
Beginning of Year	205,080,270	215,354,072	49,594,333	57,704,917	372,557,702	404,540,751

End of Year	$200,067,979	$205,080,270	$59,393,700	$49,594,333	$456,624,593	$372,557,702

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Investment Company
	Composite Fund		International Fund		Money Market Fund
	2016	2015	2016	2015	2016	2015
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,761,207	$1,882,311	$279,352	$338,671	$(357,307)	$(423,503)
Net realized gain (loss) on investments	11,605,727	4,313,594	22,035	141,045	83,854	161,716
Net change in unrealized appreciation (depreciation) on investments	(3,122,154)	(6,361,157)	(116,078)	(858,053)	(26,765)	(221,674)

Net Increase (Decrease) in net assets resulting from operations	10,244,780	(165,252)	185,309	(378,337)	(300,218)	(483,461)

From Unit Transactions:
Contributions	10,096,423	9,922,755	4,271,824	4,271,405	4,962,155	6,498,889
Withdrawals	(16,717,010)	(16,457,808)	(1,884,561)	(2,112,234)	(6,901,705)	(8,185,421)
Net transfers	(2,914,608)	(4,294,745)	(1,599,915)	(14,875)	(218,673)	(6,811,820)
Contract fees (Note 3)	(51,791)	(46,876)	(1,027)	(751)	(75,995)	(68,079)

Net Increase (Decrease) from unit transactions	(9,586,986)	(10,876,674)	786,321	2,143,545	(2,234,218)	(8,566,431)

Net Increase (Decrease) in Net Assets	657,794	(11,041,926)	971,630	1,765,208	(2,534,436)	(9,049,892)
Net Assets:
Beginning of Year	154,831,544	165,873,470	18,895,106	17,129,898	46,070,324	55,120,216

End of Year	$155,489,338	$154,831,544	$19,866,736	$18,895,106	$43,535,888	$46,070,324

	Investment Company
	Mid-Term Bond Fund		Bond Fund		Retirement Income Fund
	2016	2015	2016	2015	2016	2015
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,952,368	$1,623,565	$4,654,959	$5,392,979	$522,471	$324,413
Net realized gain (loss) on investments	672,203	1,103,144	1,253,911	1,733,698	1,433,298	1,259,801
Net change in unrealized appreciation (depreciation) on investments	235,884	(2,947,242)	2,835,064	(8,294,959)	5,540	(1,730,601)

Net Increase (Decrease) in net assets resulting from operations	2,860,455	(220,533)	8,743,934	(1,168,282)	1,961,309	(146,387)

From Unit Transactions:
Contributions	12,473,210	11,209,464	28,342,845	23,864,572	7,952,515	12,313,517
Withdrawals	(14,603,557)	(14,727,698)	(29,560,669)	(31,398,895)	(6,359,765)	(7,873,170)
Net transfers	(889,100)	(3,807,865)	3,552,044	(7,551,976)	3,377,297	(445,930)
Contract fees (Note 3)	(62,172)	(54,712)	(102,839)	(91,724)	(14,760)	(9,706)

Net Increase (Decrease) from unit transactions	(3,081,619)	(7,380,811)	2,231,381	(15,178,023)	4,955,287	3,984,711

Net Increase (Decrease) in Net Assets	(221,164)	(7,601,344)	10,975,315	(16,346,305)	6,916,596	3,838,324
Net Assets:
Beginning of Year	107,842,823	115,444,167	229,532,071	245,878,376	35,690,242	31,851,918

End of Year	$107,621,659	$107,842,823	$240,507,386	$229,532,071	$42,606,838	$35,690,242

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Investment Company
	2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund
	2016	2015	2016	2015	2016	2015
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$256,911	$243,897	$1,501,356	$1,250,751	$3,003,846	$2,178,562
Net realized gain (loss) on investments	1,090,554	1,192,901	7,120,716	7,500,509	11,462,959	11,427,862
Net change in unrealized appreciation (depreciation) on investments	(361,534)	(1,524,545)	(2,194,689)	(9,380,822)	4,770,939	(15,787,433)

Net Increase (Decrease) in net assets resulting from operations	985,931	(87,747)	6,427,383	(629,562)	19,237,744	(2,181,009)

From Unit Transactions:
Contributions	2,208,257	2,253,815	15,788,482	19,776,054	56,205,166	51,542,696
Withdrawals	(3,379,196)	(2,162,644)	(17,867,915)	(16,638,930)	(31,355,224)	(27,881,082)
Net transfers	(626,768)	(824,369)	(2,250,370)	(5,087,610)	1,301	6,209,224
Contract fees (Note 3)	(3,499)	(2,892)	(22,064)	(17,514)	(52,284)	(36,894)

Net Increase (Decrease) from unit transactions	(1,801,206)	(736,090)	(4,351,867)	(1,968,000)	24,798,959	29,833,944

Net Increase (Decrease) in Net Assets	(815,275)	(823,837)	2,075,516	(2,597,562)	44,036,703	27,652,935
Net Assets:
Beginning of Year	17,882,288	18,706,125	99,257,514	101,855,076	242,229,161	214,576,226

End of Year	$17,067,013	$17,882,288	$101,333,030	$99,257,514	$286,265,864	$242,229,161

	Investment Company
	2025 Retirement Fund		2030 Retirement Fund		2035 Retirement Fund
	2016	2015	2016	2015	2016	2015
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$2,693,513	$1,881,803	$2,037,400	$1,426,670	$1,483,823	$1,030,803
Net realized gain (loss) on investments	11,812,258	9,283,089	10,966,435	7,545,773	10,132,591	6,184,039
Net change in unrealized appreciation (depreciation) on investments	10,295,159	(14,095,499)	8,768,166	(11,436,543)	7,803,260	(9,510,332)

Net Increase (Decrease) in net assets resulting from operations	24,800,930	(2,930,607)	21,772,001	(2,464,100)	19,419,674	(2,295,490)

From Unit Transactions:
Contributions	66,758,109	56,001,372	52,425,985	46,755,604	46,289,548	40,592,784
Withdrawals	(23,122,515)	(21,516,637)	(19,836,450)	(14,756,168)	(18,113,883)	(14,433,140)
Net transfers	2,970,648	5,703,049	1,644,565	3,623,510	1,187,619	942,710
Contract fees (Note 3)	(65,434)	(44,379)	(67,130)	(45,583)	(69,136)	(46,033)

Net Increase (Decrease) from unit transactions	46,540,808	40,143,405	34,166,970	35,577,363	29,294,148	27,056,321

Net Increase (Decrease) in Net Assets	71,341,738	37,212,798	55,938,971	33,113,263	48,713,822	24,760,831
Net Assets:
Beginning of Year	252,064,250	214,851,452	202,941,661	169,828,398	167,362,870	142,602,039

End of Year	$323,405,988	$252,064,250	$258,880,632	$202,941,661	$216,076,692	$167,362,870

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Investment Company
	2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund
	2016	2015	2016	2015	2016	2015
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,141,836	$811,820	$1,429,826	$1,046,302	$245,175	$18,819
Net realized gain (loss) on investments	9,076,412	5,857,288	11,161,681	6,743,922	2,299,094	736,411
Net change in unrealized appreciation (depreciation) on investments	6,357,618	(9,078,907)	7,717,134	(10,761,751)	6,108,998	(1,948,339)

Net Increase (Decrease) in net assets resulting from operations	16,575,866	(2,409,799)	20,308,641	(2,971,527)	8,653,267	(1,193,109)

From Unit Transactions:
Contributions	38,979,508	34,352,075	44,003,868	41,840,642	43,198,257	29,693,124
Withdrawals	(16,092,013)	(14,304,225)	(20,205,138)	(17,640,847)	(7,507,764)	(4,825,297)
Net transfers	(1,400,281)	365,203	(622,222)	(1,053,926)	1,010,372	1,654,909
Contract fees (Note 3)	(69,197)	(45,930)	(121,879)	(86,251)	(91,741)	(44,269)

Net Increase (Decrease) from unit transactions	21,418,017	20,367,123	23,054,629	23,059,618	36,609,124	26,478,467

Net Increase (Decrease) in Net Assets	37,993,883	17,957,324	43,363,270	20,088,091	45,262,391	25,285,358
Net Assets:
Beginning of Year	140,573,018	122,615,694	171,440,116	151,352,025	53,939,471	28,654,113

End of Year	$178,566,901	$140,573,018	$214,803,386	$171,440,116	$99,201,862	$53,939,471

	Investment Company
	2055 Retirement Fund†	Conservative Allocation Fund		Moderate Allocation Fund
	2016	2016	2015	2016	2015
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(781)	$1,328,445	$1,037,749	$3,268,118	$2,758,648
Net realized gain (loss) on investments	2	2,933,002	3,383,775	13,122,795	13,942,650
Net change in unrealized appreciation (depreciation) on investments	17,583	636,716	(4,875,545)	2,660,597	(18,426,236)

Net Increase (Decrease) in net assets resulting from operations	16,804	4,898,163	(454,021)	19,051,510	(1,724,938)

From Unit Transactions:
Contributions	802,390	15,891,966	16,794,237	37,546,859	31,142,995
Withdrawals	(704)	(12,450,237)	(12,144,217)	(28,661,082)	(23,449,765)
Net transfers	268,754	228,383	(1,116,270)	(2,707,816)	(4,254,968)
Contract fees (Note 3)	(233)	(27,604)	(20,695)	(57,612)	(46,900)

Net Increase (Decrease) from unit transactions	1,070,207	3,642,508	3,513,055	6,120,349	3,391,362

Net Increase (Decrease) in Net Assets	1,087,011	8,540,671	3,059,034	25,171,859	1,666,424
Net Assets:
Beginning of Year/Period	—	85,819,452	82,760,418	229,324,980	227,658,556

End of Year/Period	$1,087,011	$94,360,123	$85,819,452	$254,496,839	$229,324,980

†	For the period October 1, 2016 (commencement of operations) to December 31, 2016.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Investment Company		Fidelity
	Aggressive Allocation Fund		VIP Equity-Income Portfolio		VIP Asset Manager Portfolio
	2016	2015	2016	2015	2016	2015
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$2,201,365	$1,836,390	$4,096,159	$6,027,339	$988,900	$1,174,103
Net realized gain (loss) on investments	14,763,551	14,449,759	14,480,858	25,558,539	6,118,783	11,554,558
Net change in unrealized appreciation (depreciation) on investments	696,603	(18,528,700)	21,058,074	(43,688,381)	(4,113,614)	(13,563,630)

Net Increase (Decrease) in net assets resulting from operations	17,661,519	(2,242,551)	39,635,091	(12,102,503)	2,994,069	(834,969)

From Unit Transactions:
Contributions	21,612,031	21,806,439	19,274,566	17,537,954	13,748,972	17,463,795
Withdrawals	(20,002,886)	(17,304,364)	(28,750,901)	(28,974,658)	(15,997,428)	(20,159,358)
Net transfers	(8,180,195)	(4,378,112)	5,829,266	(15,713,500)	(8,278,829)	(4,589,330)
Contract fees (Note 3)	(38,368)	(31,618)	(69,485)	(63,655)	(61,820)	(51,660)

Net Increase (Decrease) from unit transactions	(6,609,418)	92,345	(3,716,554)	(27,213,859)	(10,589,105)	(7,336,553)

Net Increase (Decrease) in Net Assets	11,052,101	(2,150,206)	35,918,537	(39,316,362)	(7,595,036)	(8,171,522)
Net Assets:
Beginning of Year	181,344,024	183,494,230	238,403,839	277,720,201	137,374,074	145,545,596

End of Year	$192,396,125	$181,344,024	$274,322,376	$238,403,839	$129,779,038	$137,374,074

	Fidelity				Vanguard
	VIP Contrafund Portfolio		VIP Mid Cap Portfolio		VIF Diversified Value Portfolio
	2016	2015	2016	2015	2016	2015
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$232,385	$1,580,636	$(342,365)	$(456,302)	$2,985,449	$2,773,263
Net realized gain (loss) on investments	64,794,393	76,339,838	10,175,550	22,012,561	9,889,913	14,051,767
Net change in unrealized appreciation (depreciation) on investments	(22,178,512)	(78,293,793)	7,591,493	(25,154,688)	5,761,499	(22,238,934)

Net Increase (Decrease) in net assets resulting from operations	42,848,266	(373,319)	17,424,678	(3,598,429)	18,636,861	(5,413,904)

From Unit Transactions:
Contributions	41,783,663	45,853,142	15,301,844	16,812,036	19,275,876	19,175,102
Withdrawals	(72,141,417)	(69,544,347)	(17,883,527)	(20,580,024)	(20,354,208)	(17,744,361)
Net transfers	(41,625,195)	(22,016,149)	(11,216,366)	(5,956,381)	(203,386)	(13,110,113)
Contract fees (Note 3)	(58,233)	(54,818)	(6,522)	(5,329)	(11,939)	(9,191)

Net Increase (Decrease) from unit transactions	(72,041,182)	(45,762,172)	(13,804,571)	(9,729,698)	(1,293,657)	(11,688,563)

Net Increase (Decrease) in Net Assets	(29,192,916)	(46,135,491)	3,620,107	(13,328,127)	17,343,204	(17,102,467)
Net Assets:
Beginning of Year	656,154,449	702,289,940	163,236,990	176,565,117	156,215,380	173,317,847

End of Year	$626,961,533	$656,154,449	$166,857,097	$163,236,990	$173,558,584	$156,215,380

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Vanguard				American Century
	VIF International Portfolio		VIF REIT Index Portfolio		VP Capital Appreciation Fund
	2016	2015	2016	2015	2016	2015
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,551,022	$2,668,303	$625,097	$502,771	$(1,644,777)	$(1,979,159)
Net realized gain (loss) on investments	5,094,177	5,773,730	2,470,443	1,791,383	29,821,109	23,349,707
Net change in unrealized appreciation (depreciation) on investments	(4,205,202)	(12,544,556)	(1,040,030)	(2,954,999)	(21,849,631)	(18,725,114)

Net Increase (Decrease) in net assets resulting from operations	2,439,997	(4,102,523)	2,055,510	(660,845)	6,326,701	2,645,434

From Unit Transactions:
Contributions	25,654,313	27,753,915	11,861,977	9,056,721	21,481,532	25,083,897
Withdrawals	(28,211,850)	(27,397,544)	(6,131,180)	(4,159,505)	(29,885,365)	(29,412,632)
Net transfers	(13,997,547)	(9,145,935)	6,530,918	(8,242,323)	(33,850,329)	11,006,789
Contract fees (Note 3)	(5,568)	(5,171)	(807)	(525)	(18,924)	(16,808)

Net Increase (Decrease) from unit transactions	(16,560,652)	(8,794,735)	12,260,908	(3,345,632)	(42,273,086)	6,661,246

Net Increase (Decrease) in Net Assets	(14,120,655)	(12,897,258)	14,316,418	(4,006,477)	(35,946,385)	9,306,680
Net Assets:
Beginning of Year	251,311,263	264,208,521	38,319,202	42,325,679	292,078,576	282,771,896

End of Year	$237,190,608	$251,311,263	$52,635,620	$38,319,202	$256,132,191	$292,078,576

	American Funds		Calvert		Deutsche
	New World Fund		VP SRI Balanced Portfolio		Capital Growth VIP
	2016	2015	2016	2015	2016	2015
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$22,633	$2,674	$1,097,307	$(916,498)	$(136,251)	$(627,375)
Net realized gain (loss) on investments	(103,059)	169,411	3,941,701	1,345,563	35,544,312	41,536,404
Net change in unrealized appreciation (depreciation) on investments	341,115	(380,410)	2,348,478	(3,966,587)	(27,069,007)	(19,894,645)

Net Increase (Decrease) in net assets resulting from operations	260,689	(208,325)	7,387,486	(3,537,522)	8,339,054	21,014,384

From Unit Transactions:
Contributions	2,383,641	2,221,707	9,911,444	10,205,663	15,883,574	15,966,898
Withdrawals	(779,868)	(440,559)	(11,257,184)	(10,990,455)	(28,501,662)	(24,248,900)
Net transfers	51,634	(249,772)	(3,210,133)	(2,692,880)	(29,340,211)	16,423,154
Contract fees (Note 3)	(321)	(133)	(41,200)	(36,609)	(22,691)	(21,114)

Net Increase (Decrease) from unit transactions	1,655,086	1,531,243	(4,597,073)	(3,514,281)	(41,980,990)	8,120,038

Net Increase (Decrease) in Net Assets	1,915,775	1,322,918	2,790,413	(7,051,803)	(33,641,936)	29,134,422
Net Assets:
Beginning of Year	5,139,821	3,816,903	110,138,281	117,190,084	305,142,038	276,007,616

End of Year	$7,055,596	$5,139,821	$112,928,694	$110,138,281	$271,500,102	$305,142,038

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Oppenheimer		PIMCO		T. Rowe Price
	Main Street Fund/VA		VIT Real Return Portfolio		Blue Chip Growth Portfolio
	2016	2015	2016	2015	2016	2015
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$127,945	$29,764	$281,086	$497,172	$(475,579)	$(346,332)
Net realized gain (loss) on investments	5,631,820	7,033,481	(129,009)	(91,067)	576,335	273,006
Net change in unrealized appreciation (depreciation) on investments	(1,205,623)	(6,121,380)	463,139	(908,250)	(974,169)	3,634,164

Net Increase (Decrease) in net assets resulting from operations	4,554,142	941,865	615,216	(502,145)	(873,413)	3,560,838

From Unit Transactions:
Contributions	6,378,915	4,754,687	4,667,687	2,819,444	16,108,258	13,868,126
Withdrawals	(5,181,655)	(4,128,920)	(2,014,957)	(1,308,279)	(8,347,010)	(4,537,238)
Net transfers	2,040,158	(1,163,078)	1,457,796	(922,100)	(24,348,582)	44,666,307
Contract fees (Note 3)	(3,208)	(2,645)	(124)	(121)	(1,447)	(703)

Net Increase (Decrease) from unit transactions	3,234,210	(539,956)	4,110,402	588,944	(16,588,781)	53,996,492

Net Increase (Decrease) in Net Assets	7,788,352	401,909	4,725,618	86,799	(17,462,194)	57,557,330
Net Assets:
Beginning of Year	41,062,743	40,660,834	13,577,540	13,490,741	79,968,263	22,410,933

End of Year	$48,851,095	$41,062,743	$18,303,158	$13,577,540	$62,506,069	$79,968,263

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

1. Significant Accounting Policies and Organization

Mutual of America Separate Account No. 2 (“Separate Account No. 2”) of Mutual of America Life Insurance Company (“the Company”) was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust. Separate Account No. 2 consists of 39 distinct funds. Each invests in shares of one of 25 funds of Mutual of America Investment Corporation (the “Investment Company”): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Mid Cap Value, Small Cap Growth, Small Cap Value, Composite, Bond, Mid-Term Bond, International, Conservative Allocation, Moderate Allocation, Aggressive Allocation, Retirement Income, 2010 Retirement, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement and 2055 Retirement Funds; the VIP Equity-Income, VIP Contrafund, VIP Asset Manager and VIP Mid Cap Portfolios of Fidelity Investments Variable Insurance Products Funds (“Fidelity”); the VIF Diversified Value, VIF International and VIF REIT Index Portfolios of Vanguard Variable Insurance Fund (“Vanguard”); the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. (“American Century”); the New World Fund of the American Funds Insurance Series (“American Funds”); the VP SRI Balanced Portfolio of Calvert Variable Series, Inc. (“Calvert”); the Capital Growth VIP fund of Deutsche Variable Series I (“Deutsche”); the Main Street Fund/VA of Oppenheimer Variable Account Funds (“Oppenheimer”); the VIT Real Return Portfolio of the PIMCO Variable Insurance Trust (“PIMCO”); and the Blue Chip Growth Portfolio of the T. Rowe Price Equity Series, Inc. (“T. Rowe Price”).

The Investment Company 2050 Retirement Fund became available to Separate Account No. 2 as an investment alternative on October 1, 2012. The Vanguard VIF REIT Index Portfolio, the American Funds New World Fund, the PIMCO VIT Real Return Portfolio and the T. Rowe Price Blue Chip Growth Portfolio became available to Separate Account No. 2 as investment alternatives on August 5, 2013. The Investment Company 2055 Retirement Fund became available to Separate Account No. 2 as an investment alternative on October 1, 2016.

Separate Account No. 2 was formed by the Company to support the operations of the Company’s group and individual variable accumulation annuity contracts (“Contracts”). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2’s assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures regarding the reported amounts of revenue and expenses during the reporting period. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by Separate Account No. 2, which are in conformity with GAAP:

Fair Value — Separate Account No. 2 values its investments at fair value. Fair value is an estimate of the price Separate Account No. 2 would receive upon selling an investment in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

1. Significant Accounting Policies and Organization (Continued)

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including Separate Account No. 2’s own assumptions in determining the fair value of investments).

As of December 31, 2016, management determined that the fair value inputs for all of Separate Account No. 2 investments, which consist solely of investments in mutual funds registered with the SEC, were considered Level 1. The inputs used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value Separate Account No. 2’s investments as of December 31, 2016:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Fair Value:
Investment Company Funds:
Equity Index Fund	$585,079,751	—	—	$585,079,751
All America Fund	$237,594,238	—	—	$237,594,238
Small Cap Value Fund	$201,927,669	—	—	$201,927,669
Small Cap Growth Fund	$199,978,554	—	—	$199,978,554
Mid Cap Value Fund	$59,350,624	—	—	$59,350,624
Mid-Cap Equity Index Fund	$456,562,386	—	—	$456,562,386
Composite Fund	$155,517,131	—	—	$155,517,131
International Fund	$19,832,500	—	—	$19,832,500
Money Market Fund	$43,542,808	—	—	$43,542,808
Mid-Term Bond Fund	$107,596,609	—	—	$107,596,609
Bond Fund	$240,434,257	—	—	$240,434,257
Retirement Income Fund	$42,657,420	—	—	$42,657,420
2010 Retirement Fund	$17,042,250	—	—	$17,042,250
2015 Retirement Fund	$101,419,991	—	—	$101,419,991
2020 Retirement Fund	$286,285,183	—	—	$286,285,183
2025 Retirement Fund	$322,967,023	—	—	$322,967,023
2030 Retirement Fund	$258,471,910	—	—	$258,471,910
2035 Retirement Fund	$215,890,431	—	—	$215,890,431
2040 Retirement Fund	$178,403,686	—	—	$178,403,686
2045 Retirement Fund	$214,640,951	—	—	$214,640,951
2050 Retirement Fund	$98,968,333	—	—	$98,968,333
2055 Retirement Fund	$1,057,923	—	—	$1,057,923
Conservative Allocation Fund	$94,357,113	—	—	$94,357,113
Moderate Allocation Fund	$254,351,112	—	—	$254,351,112
Aggressive Allocation Fund	$192,356,940	—	—	$192,356,940
Fidelity Portfolios:
VIP Equity-Income — “Initial” Class	$274,409,520	—	—	$274,409,520

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

1. Significant Accounting Policies and Organization (Continued)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
VIP Asset Manager — “Initial” Class	$129,725,335	—	—	$129,725,335
VIP Contrafund — “Initial” Class	$627,058,416	—	—	$627,058,416
VIP Mid Cap — “Initial” Class	$166,939,471	—	—	$166,939,471
Vanguard Portfolios:
VIF Diversified Value	$173,614,470	—	—	$173,614,470
VIF International	$237,203,417	—	—	$237,203,417
VIF REIT Index	$52,677,980	—	—	$52,677,980
American Century VP Capital Appreciation Fund — Class “I”	$256,263,053	—	—	$256,263,053
American Funds New World Fund — Class “1”	$7,042,352	—	—	$7,042,352
Calvert VP SRI Balanced Portfolio — Class “I”	$112,959,587	—	—	$112,959,587
Deutsche Capital Growth VIP — Class “A”	$271,920,264	—	—	$271,920,264
Oppenheimer Main Street Fund/VA — Non-Service Shares	$48,830,926	—	—	$48,830,926
PIMCO VIT Real Return Portfolio — “Institutional” Class	$18,308,452	—	—	$18,308,452
T. Rowe Price Blue Chip Growth Portfolio — “Blue Chip Growth” Class	$62,559,340	—	—	$62,559,340

During 2016, there were no transfers of investments between Level 1, Level 2 or Level 3.

Investment Valuation — Investments are made in shares of the Investment Company, Fidelity, Vanguard, American Century, American Funds, Calvert, Deutsche, Oppenheimer, PIMCO and T. Rowe Price (“Underlying Funds”), and are valued at the reported net asset values of the respective funds or portfolios.

Investment Income — Dividend distributions made by the Underlying Funds, representing a distribution of their accumulated income are recognized as investment income while distributions of capital gains are recognized as realized gains from distributions. All dividend distributions are recognized on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 2 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividends paid to the Funds of Separate Account No. 2 has no impact on their respective unit values.

Investment Transactions — Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

Federal Income Taxes — Separate Account No. 2 is treated as a part of the Company and not taxed separately as a “regulated investment company” under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

2. Investments

The number of shares owned by Separate Account No. 2 (rounded to the nearest share) and their respective net asset values (rounded to the nearest cent) per share at December 31, 2016 were as follows:

	Number of Shares	Net Asset Value Per Share
Investment Company Funds:
Equity Index Fund	167,553,314	$3.49
All America Fund	103,720,077	2.29
Small Cap Value Fund	119,619,727	1.69
Small Cap Growth Fund	154,952,346	1.29
Mid Cap Value Fund	37,735,286	1.57
Mid-Cap Equity Index Fund	210,601,415	2.17
Composite Fund	79,842,740	1.95
International Fund	26,685,064	0.74
Money Market Fund	36,370,234	1.20
Mid-Term Bond Fund	103,346,783	1.04
Bond Fund	167,676,785	1.43
Retirement Income Fund	37,931,126	1.12
2010 Retirement Fund	17,169,822	0.99
2015 Retirement Fund	98,472,034	1.03
2020 Retirement Fund	250,559,199	1.14
2025 Retirement Fund	266,395,534	1.21
2030 Retirement Fund	207,448,666	1.25
2035 Retirement Fund	172,485,768	1.25
2040 Retirement Fund	144,025,050	1.24
2045 Retirement Fund	173,649,438	1.24
2050 Retirement Fund	68,108,927	1.45
2055 Retirement Fund	1,017,214	1.04
Conservative Allocation Fund	77,853,238	1.21
Moderate Allocation Fund	177,222,227	1.44
Aggressive Allocation Fund	117,933,193	1.63
Fidelity Portfolios:
VIP Equity-Income — “Initial” Class	12,490,192	21.97
VIP Asset Manager — “Initial” Class	8,489,878	15.28
VIP Contrafund — “Initial” Class	18,898,686	33.18
VIP Mid Cap — “Initial” Class	4,912,874	33.98
Vanguard Portfolios:
VIF Diversified Value	10,146,959	17.11
VIF International	12,145,592	19.53
VIF REIT Index	3,907,862	13.48
American Century VP Capital Appreciation Fund	18,330,690	13.98
American Funds New World Fund — Class “1”	357,117	19.72
Calvert VP SRI Balanced Portfolio — Class “I”	55,021,718	2.05
Deutsche Capital Growth VIP — Class “A”	10,184,280	26.70

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

2. Investments (Continued)

	Number of Shares	Net Asset Value Per Share
Oppenheimer Main Street Fund/VA — Non-Service Shares	1,718,794	$28.41
PIMCO VIT Real Return Portfolio — “Institutional” Class	1,492,131	12.27
T. Rowe Price Blue Chip Growth Portfolio — “Blue Chip Growth” Class	2,697,686	23.19

The cost of investment purchases and proceeds from sales of investments for the year ended December 31, 2016 were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund
Cost of investment purchases	$34,955,127	$1,910,487	$6,540,240	$2,238,730	$7,019,422	$32,496,458

Proceeds from sales of investments	$29,849,354	$27,279,114	$13,713,840	$22,245,165	$5,020,916	$24,658,046

	Composite Fund	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund	Retirement Income Fund
Cost of investment purchases	$4,900,555	$2,146,894	$5,397,039	$6,348,767	$17,110,716	$9,617,638

Proceeds from sales of investments	$15,829,143	$1,521,213	$8,023,801	$10,487,986	$16,954,974	$4,962,965

	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Cost of investment purchases	$2,116,229	$9,234,248	$36,530,555	$49,879,319	$37,501,670	$33,125,602

Proceeds from sales of investments	$4,069,517	$14,384,928	$13,981,817	$5,882,053	$5,263,382	$5,228,933

	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund
Cost of investment purchases	$24,103,649	$25,567,431	$36,828,039	$1,040,425	$11,250,715	$17,784,146

Proceeds from sales of investments	$3,872,973	$3,927,229	$808,451	$87	$8,306,209	$13,656,005

	Aggressive Allocation Fund	Fidelity VIP Equity- Income Portfolio	Fidelity VIP Asset Manager Portfolio	Fidelity VIP Contrafund Portfolio	Fidelity VIP Mid Cap Portfolio	Vanguard VIF Diversified Value Portfolio
Cost of investment purchases	$6,785,327	$12,711,587	$3,324,399	$2,653,884	$2,986,996	$10,198,702

Proceeds from sales of investments	$14,832,631	$18,086,199	$14,903,087	$79,217,111	$17,870,456	$12,576,183

	Vanguard VIF International Portfolio	Vanguard VIF REIT Index Portfolio	American Century VP Capital Appreciation Fund	American Funds New World Fund	Calvert VP SRI Balanced Portfolio	Deutsche Capital Growth VIP
Cost of investment purchases	$2,987,763	$27,083,830	$1,679,051	$2,362,749	$3,025,657	$3,929,638

Proceeds from sales of investments	$21,373,847	$15,219,376	$45,347,565	$764,041	$8,521,437	$47,864,656

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

2. Investments (Continued)

	Oppenheimer Main Street Fund/VA	PIMCO VIT Real Return Portfolio	T. Rowe Price Blue Chip Growth Portfolio
Cost of investment purchases	$7,938,064	$6,754,700	$8,191,794

Proceeds from sales of investments	$5,046,103	$2,742,351	$24,783,867

3. Expenses

The following charges are made by the Company from the value of net assets of the funds:

Administrative Charges — In connection with its administrative functions, the Company deducted daily charges from the value of the net assets of all funds. Prior to July 1, 2015, these fees were deducted at an annual rate of .15% for Tier 1 Reduced Fee Units; at an annual rate of .20% for Tier 2 Reduced Fee Units; and at an annual rate of .50% for Standard Units. Effective July 1, 2015, these fees were deducted at an annual rate of .10% for Tier 1 Reduced Fee Units; at an annual rate of .15% for Tier 2 Reduced Fee Units; at an annual rate of .20% for Tier 3 Reduced Fee Units; and at an annual rate of .50% for Standard Units. Effective October 1, 2016, the fees deducted at an annual rate for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity (“FPA”) Contracts were reduced to .35% from 0.50%. There was no change in the annual rate charged for Tier 1 Reduced Fee Units, Tier 2 Reduced Fee Units or Tier 3 Reduced Fee Units.

Distribution Expense Charge — As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducted daily charges from the value of the net assets of each fund to cover such expenses. Prior to July 1, 2015, these fees were deducted at an annual rate of .15% for Tier 1 Reduced Fee Units; at an annual rate of .20% for Tier 2 Reduced Fee Units; and at an annual rate of .50% for Standard Units. Effective July 1, 2015, these fees were deducted at an annual rate of .10% for Tier 1 Reduced Fee Units; at an annual rate of .15% for Tier 2 Reduced Fee Units; at an annual rate of .20% for Tier 3 Reduced Fee Units; and at an annual rate of .50% for Standard Units. Effective October 1, 2016, the fees deducted at an annual rate for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts were reduced to .35% from 0.50%. There was no change in the annual rate charged for Tier 1 Reduced Fee Units, Tier 2 Reduced Fee Units or Tier 3 Reduced Fee Units.

Expense Risk Charge — For assuming expense risks under the Contracts, the Company deducted daily charges from the value of the net assets of each fund. Prior to July 1, 2015, these fees were deducted at an annual rate of .20%. Effective July 1, 2015, these fees were deducted at an annual rate of .15% for Tier 1 Reduced Fee and Tier 2 Reduced Fee Units; and at an annual rate of .20% for Tier 3 Reduced Fee and Standard Units, including Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.

Prior to July 1, 2015, Participants in plans with assets of at least $5 million (measured on the last day of each calendar quarter for eligibility in the following quarter) and where the Employer is using Hotline Plus, were issued Tier 1 Reduced Fee Units in the Separate Accounts. Also, Participants in plans with assets of at least $2 million but less than $5 million (measured on the last day of each calendar quarter for eligibility in the following quarter) and where the Employer is using Hotline Plus, were issued Tier 2 Reduced Fee Units in the Separate Accounts.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

3. Expenses (Continued)

Effective July 1, 2015 Participants that had previously qualified to receive Tier 1 Reduced Fee Units but with assets in plans in the Separate Accounts of at least $20 million remained in Tier 1 Reduced Fee Units. Participants that had previously qualified to receive Tier 1 Reduced Fee Units but with assets in plans in the Separate Accounts of less than $20 million but greater than $5 million were issued Tier 2 Reduced Fee Units. Participants that had previously qualified to receive Tier 2 Reduced Fee Units with assets in plans in the Separate Accounts of less than $5 million but greater than $2 million were issued Tier 3 Reduced Fee Units. The effective rate of total Separate Account charges during 2015 were .42% for Tier 1 Reduced Fee Units, .47% for Tier 2 Reduced Fee Units and .60% for Tier 3 Reduced Fee Units. These fees were subject to reduction as noted below for all plans with assets in the American Century VP Capital Appreciation Fund, PIMCO VIT Real Return Portfolio, Fidelity VIP Portfolios and T. Rowe Price Blue Chip Growth Portfolio.

Prior to October 1, 2016, total Separate Account charges to Standard Units for Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts were 1.20%. Effective October 1, 2016, these fees were deducted at an annual rate of .90%. The effective rate of total Separate Account Charges during 2016 were 1.12% for Traditional IRA, Roth IRA, Inherited IRA and FPA Contract units. The total Separate Account charges for Standard Units of the remaining contracts remained 1.20%. These fees were subject to reduction as noted below for all plans with assets in the American Century VP Capital Appreciation Fund, PIMCO VIT Real Return Portfolio, Fidelity VIP Portfolios and T. Rowe Price Blue Chip Growth Portfolio.

Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted and are reflected as unit transactions in the accompanying financial statements under “Contract fees.”

Annual Separate Account expenses before July 1, 2015 are summarized, as follows:

	Standard		Tier 1 Reduced Fee		Tier 2 Reduced Fee
Separate Account Annual Expenses
(as a percentage of net assets)
Expense Risk	.20%		.20%		.20%
Administrative Charges	.50%		.15%		.20%
Distribution Expense Charge	.50%		.15%		.20%

Total Separate Account Annual Expenses	1.20	%(a)	.50	%(a)	.60	%(a)

Annual Separate Account expenses effective July 1, 2015 are summarized, as follows:

	Standard		Tier 1 Reduced Fee		Tier 2 Reduced Fee		Tier 3 Reduced Fee
Separate Account Annual Expenses
(as a percentage of net assets)
Expense Risk	.20%		.15%		.15%		.20%
Administrative Charges	.50%		.10%		.15%		.20%
Distribution Expense Charge	.50%		.10%		.15%		.20%

Total Separate Account Annual Expenses	1.20	%(a)	.35	%(a)	.45	%(a)	.60	%(a)

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

3. Expenses (Continued)

Annual Separate Account expenses for Traditional IRA, Roth IRA, Inherited IRA and FPA Contract units are summarized, as follows:

	Prior to October 1, 2016 for Traditional IRA, Roth IRA, Inherited IRA and FPA Standard		Effective October 1, 2016 for Traditional IRA, Roth IRA, Inherited IRA and FPA Standard
Separate Account Annual Expenses
(as a percentage of net assets)
Expense Risk	.20%		.20%
Administrative Charges	.50%		.35%
Distribution Expense Charge	.50%		.35%

Total Separate Account Annual Expenses	1.20	%(a)	.90	%(a)

(a)	Adviser Reimbursements. All Contracts with assets invested in the American Century VP Capital Appreciation Fund, Fidelity portfolios, PIMCO Variable Insurance Trust Real Return Institutional Portfolio and T. Rowe Price Blue Chip Growth Portfolio qualified for a reduction in the fees they paid equal to reimbursements the Company received from service providers to those funds. The investment adviser for the American Century VP Capital Appreciation Fund reimbursed the Company at an annual rate of .25% for administrative expenses; the investment adviser and distributor for the PIMCO Variable Trust Real Return Institutional Portfolio reimbursed the Company at an annual rate of .10% for certain services the Company provided; the transfer agent and distributor for the four Fidelity portfolios reimbursed the Company at an annual rate of .10% for certain services that the Company provided; and the investment adviser for the T. Rowe Price Blue Chip Growth Portfolio reimbursed the Company at an annual rate of .15% for administrative expenses the Company provided, or at an annual rate of .25% if the aggregate dollar value of the shares that fund held in Mutual of America separate accounts exceeded $250,000,000 at all times during a month.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights

Tier 1 Reduced Fee Units*

	Investment Company
	Equity Index Fund(3)		All America Fund(3)		Small Cap Value Fund(3)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2016	2015	2016	2015	2016	2015
Unit value, beginning of year	$5.654	$5.609	$16.015	$16.090	$2.038	$2.119

Unit value, end of year	$6.299	$5.654	$17.791	$16.015	$2.437	$2.038

Units outstanding (000’s), beginning of year/period(1)	10,864	—	1,692	—	9,641	—
Units Issued (000’s)(1)	2,646	11,612	242	1,792	1,604	10,500
Units Redeemed (000’s)(1)	(2,366)	(748)	(382)	(100)	(1,807)	(859)

Units Outstanding (000’s), end of year/period(1)	11,144	10,864	1,552	1,692	9,438	9,641

Net Assets (000’s), end of year/period	$70,195	$61,430	$27,612	$27,103	$23,005	$19,648

Expense Ratio (A)	0.35%	0.42%	0.35%	0.42%	0.35%	0.42%

Investment Income Ratio (B)	1.76%	1.59%	1.36%	1.35%	0.86%	0.83%

Total Return (C)	11.40%	0.81%	11.09%	-0.47%	19.61%	-3.82%

	Investment Company
	Small Cap Growth Fund(3)		Mid Cap Value Fund(3)		Mid-Cap Equity Index Fund(3)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2016	2015	2016	2015	2016	2015
Unit value, beginning of year	$2.026	$2.084	$1.818	$1.889	$3.716	$3.822

Unit value, end of year	$2.182	$2.026	$2.104	$1.818	$4.462	$3.716

Units outstanding (000’s), beginning of year/period(1)	10,836	—	3,381	—	10,451	—
Units Issued (000’s)(1)	1,714	12,022	1,022	3,887	2,377	11,306
Units Redeemed (000’s)(1)	(2,367)	(1,186)	(543)	(506)	(2,178)	(855)

Units Outstanding (000’s), end of year/period(1)	10,183	10,836	3,860	3,381	10,650	10,451

Net Assets (000’s), end of year/period	$22,221	$21,951	$8,121	$6,146	$47,517	$38,830

Expense Ratio (A)	0.35%	0.42%	0.35%	0.42%	0.35%	0.42%

Investment Income Ratio (B)	—	—	1.30%	1.06%	1.24%	1.12%

Total Return (C)	7.72%	-2.80%	15.76%	-3.76%	20.08%	-2.78%

*	Includes 401(k) Plans.
(1)	Unit activity for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(3)	Prior to July 1, 2015, participants in Tier 1 Reduced Fee held units of Tier 2 Reduced Fee. The equivalent prior year history for the years or period ending in 2012 through 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	Composite Fund(3)		International Fund(3)		Money Market Fund(3)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2016	2015	2016	2015	2016	2015
Unit value, beginning of year	$9.312	$9.278	$0.885	$0.895	$2.509	$2.522

Unit value, end of year	$10.013	$9.312	$0.897	$0.885	$2.503	$2.509

Units outstanding (000’s), beginning of year/period(1)	1,635	—	2,771	—	2,117	—
Units Issued (000’s)(1)	342	1,791	932	3,034	853	2,896
Units Redeemed (000’s)(1)	(358)	(156)	(634)	(263)	(499)	(779)

Units Outstanding (000’s), end of year/period(1)	1,619	1,635	3,069	2,771	2,471	2,117

Net Assets (000’s), end of year/period	$16,208	$15,221	$2,753	$2,453	$6,184	$5,310

Expense Ratio (A)	0.35%	0.42%	0.35%	0.42%	0.35%	0.42%

Investment Income Ratio (B)	2.05%	2.09%	2.23%	2.63%	—	—

Total Return (C)	7.53%	0.36%	1.33%	-1.05%	-0.23%	-0.54%

	Investment Company
	Mid-Term Bond Fund(3)		Bond Fund(3)		Retirement Income Fund(3)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2016	2015	2016	2015	2016	2015
Unit value, beginning of year	$2.470	$2.466	$6.417	$6.424	$1.421	$1.420

Unit value, end of year	$2.548	$2.470	$6.694	$6.417	$1.503	$1.421

Units outstanding (000’s), beginning of year/period(1)	5,036	—	3,759	—	3,478	—
Units Issued (000’s)(1)	1,227	5,660	1,035	4,228	3,009	4,023
Units Redeemed (000’s)(1)	(931)	(624)	(864)	(469)	(582)	(545)

Units Outstanding (000’s), end of year/period(1)	5,332	5,036	3,930	3,759	5,905	3,478

Net Assets (000’s), end of year/period	$13,583	$12,441	$26,308	$24,119	$8,878	$4,943

Expense Ratio (A)	0.35%	0.42%	0.35%	0.42%	0.35%	0.42%

Investment Income Ratio (B)	2.59%	2.28%	2.76%	3.08%	2.12%	1.76%

Total Return (C)	3.13%	0.17%	4.33%	-0.11%	5.80%	0.06%

(1)	Unit activity for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(3)	Prior to July 1, 2015, participants in Tier 1 Reduced Fee held units of Tier 2 Reduced Fee. The equivalent prior year history for the years or period ending in 2012 through 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	2010 Retirement Fund(3)		2015 Retirement Fund(3)		2020 Retirement Fund(3)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2016	2015	2016	2015	2016	2015
Unit value, beginning of year	$1.408	$1.409	$1.396	$1.399	$1.396	$1.400

Unit value, end of year	$1.499	$1.408	$1.499	$1.396	$1.510	$1.396

Units outstanding (000’s), beginning of year/period(1)	1,975	—	8,894	—	24,967	—
Units Issued (000’s)(1)	681	2,300	2,436	10,873	8,281	29,578
Units Redeemed (000’s)(1)	(549)	(325)	(1,870)	(1,979)	(3,643)	(4,611)

Units Outstanding (000’s), end of year/period(1)	2,107	1,975	9,460	8,894	29,605	24,967

Net Assets (000’s), end of year/period	$3,159	$2,781	$14,177	$12,418	$44,707	$34,853

Expense Ratio (A)	0.35%	0.42%	0.35%	0.42%	0.35%	0.42%

Investment Income Ratio (B)	2.27%	2.13%	2.32%	2.05%	1.92%	1.75%

Total Return (C)	6.48%	-0.03%	7.33%	-0.17%	8.18%	-0.30%

	Investment Company
	2025 Retirement Fund(3)		2030 Retirement Fund(3)		2035 Retirement Fund(3)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2016	2015	2016	2015	2016	2015
Unit value, beginning of year	$1.431	$1.439	$1.466	$1.476	$1.458	$1.470

Unit value, end of year	$1.567	$1.431	$1.618	$1.466	$1.619	$1.458

Units outstanding (000’s), beginning of year/period(1)	23,883	—	18,503	—	14,718	—
Units Issued (000’s)(1)	8,750	26,214	6,500	20,269	5,706	16,385
Units Redeemed (000’s)(1)	(2,674)	(2,331)	(2,011)	(1,766)	(1,930)	(1,667)

Units Outstanding (000’s), end of year/period(1)	29,959	23,883	22,992	18,503	18,494	14,718

Net Assets (000’s), end of year/period	$46,932	$34,185	$37,198	$27,133	$29,939	$21,459

Expense Ratio (A)	0.35%	0.42%	0.35%	0.42%	0.35%	0.42%

Investment Income Ratio (B)	1.72%	1.60%	1.65%	1.55%	1.54%	1.45%

Total Return (C)	9.44%	-0.53%	10.33%	-0.65%	11.03%	-0.80%

(1)	Unit activity for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(3)	Prior to July 1, 2015, participants in Tier 1 Reduced Fee held units of Tier 2 Reduced Fee. The equivalent prior year history for the years or period ending in 2012 through 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	2040 Retirement Fund(3)		2045 Retirement Fund(3)		2050 Retirement Fund(3)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2016	2015	2016	2015	2016	2015
Unit value, beginning of year	$1.452	$1.467	$1.438	$1.454	$1.368	$1.384

Unit value, end of year	$1.615	$1.452	$1.600	$1.438	$1.524	$1.368

Units outstanding (000’s), beginning of year/period(1)	11,938	—	13,333	—	3,766	—
Units Issued (000’s)(1)	3,994	13,487	4,416	15,188	3,778	4,128
Units Redeemed (000’s)(1)	(1,641)	(1,549)	(1,725)	(1,855)	(942)	(362)

Units Outstanding (000’s), end of year/period(1)	14,291	11,938	16,024	13,333	6,602	3,766

Net Assets (000’s), end of year/period	$23,084	$17,332	$25,642	$19,173	$10,060	$5,153

Expense Ratio (A)	0.35%	0.42%	0.35%	0.42%	0.35%	0.42%

Investment Income Ratio (B)	1.48%	1.39%	1.49%	1.41%	1.07%	0.83%

Total Return (C)	11.26%	-1.06%	11.28%	-1.11%	11.38%	-1.15%

	Investment Company
	2055 Retirement Fund		Conservative Allocation Fund(3)		Moderate Allocation Fund(3)
Selected Per Unit and Supplementary Data:	Period Ended December 31, 2016(2)		Year Ended December 31,
			2016	2015	2016	2015
Unit value, beginning of year/period	$1.000		$1.778	$1.778	$2.164	$2.170

Unit value, end of year/period	$1.039		$1.891	$1.778	$2.352	$2.164

Units outstanding (000’s), beginning of year/period(1)	—		5,129	—	12,904	—
Units Issued (000’s)(1)	58		1,597	5,741	2,954	13,970
Units Redeemed (000’s)(1)	—		(1,090)	(612)	(2,489)	(1,066)

Units Outstanding (000’s), end of year/period(1)	58		5,636	5,129	13,369	12,904

Net Assets (000’s), end of year/period	$60		$10,658	$9,122	$31,443	$27,922

Expense Ratio (A)	0.35%	(D)	0.35%	0.42%	0.35%	0.42%

Investment Income Ratio (B)	—		2.32%	2.07%	2.17%	2.04%

Total Return (C)	3.91%	(E)	6.32%	0.01%	8.69%	-0.27%

(1)	Unit activity for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015. Not applicable to the 2055 Retirement Fund which commenced operations on October 1, 2016.
(2)	For the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(3)	Prior to July 1, 2015, participants in Tier 1 Reduced Fee held units of Tier 2 Reduced Fee. The equivalent prior year history for the years or period ending in 2012 through 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company				Fidelity
	Aggressive Allocation Fund(3)				VIP Equity-Income Portfolio(3)				VIP Asset Manager Portfolio(3)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2016		2015		2016		2015		2016		2015
Unit value, beginning of year	$2.486		$2.506		$64.702		$67.589		$46.180		$46.271

Unit value, end of year	$2.746		$2.486		$76.163		$64.702		$47.484		$46.180

Units outstanding (000’s), beginning of year/period(1)	8,639		—		443		—		360		—
Units Issued (000’s)(1)	1,645		9,052		102		493		50		418
Units Redeemed (000’s)(1)	(1,936)		(413)		(94)		(50)		(69)		(58)

Units Outstanding (000’s), end of year/period(1)	8,348		8,639		451		443		341		360

Net Assets (000’s), end of year/period	$22,924		$21,477		$34,357		$28,652		$16,206		$16,640

Expense Ratio (A)	0.35%		0.42%		0.25%	(E)	0.32%	(D)	0.25%	(E)	0.32%	(D)

Investment Income Ratio (B)	1.99%		1.83%		2.38%		3.10%		1.45%		1.56%

Total Return (C)	10.46%		-0.81%		17.71%		-4.27%		2.82%		-0.20%

	Fidelity								Vanguard
	VIP Contrafund Portfolio(3)				VIP Mid Cap Portfolio(3)				VIF Diversified Value Portfolio(3)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2016		2015		2016		2015		2016		2015
Unit value, beginning of year	$76.612		$76.320		$70.324		$71.543		$25.082		$25.804

Unit value, end of year	$82.510		$76.612		$78.726		$70.324		$28.211		$25.082

Units outstanding (000’s), beginning of year/period(1)	1,041		—		304		—		721		—
Units Issued (000’s)(1)	137		1,137		43		341		150		801
Units Redeemed (000’s)(1)	(229)		(96)		(61)		(37)		(163)		(80)

Units Outstanding (000’s), end of year/period(1)	949		1,041		286		304		708		721

Net Assets (000’s), end of year/period	$78,275		$79,699		$22,477		$21,351		$19,966		$18,071

Expense Ratio (A)	0.25%	(E)	0.32%	(D)	0.25%	(E)	0.32%	(D)	0.35%		0.42%

Investment Income Ratio (B)	0.79%		1.02%		0.50%		0.49%		2.66%		2.56%

Total Return (C)	7.70%		0.38%		11.95%		-1.70%		12.47%		-2.80%

(1)	Unit activity for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(3)	Prior to July 1, 2015, participants in Tier 1 Reduced Fee held units of Tier 2 Reduced Fee. The equivalent prior year history for the years or period ending in 2012 through 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the annualized expense ratio would have been 0.42%.
(E)	Absent reimbursement by Fidelity, the expense ratio would have been 0.35%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Vanguard				American Century
	VIF International Portfolio(3)		VIF REIT Index Portfolio(3)		VP Capital Appreciation Fund(3)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2016	2015	2016	2015	2016		2015
Unit value, beginning of year	$26.675	$27.003	$15.597	$15.323	$41.352		$40.640

Unit value, end of year	$27.087	$26.675	$16.841	$15.597	$42.647		$41.352

Units outstanding (000’s), beginning of year/period(1)	1,182	—	231	—	785		—
Units Issued (000’s)(1)	188	1,292	264	313	118		849
Units Redeemed (000’s)(1)	(255)	(110)	(146)	(82)	(199)		(64)

Units Outstanding (000’s), end of year/period(1)	1,115	1,182	349	231	704		785

Net Assets (000’s), end of year/period	$30,201	$31,542	$5,885	$3,599	$30,002		$32,479

Expense Ratio (A)	0.35%	0.42%	0.35%	0.42%	0.10%	(E)	0.17%	(D)

Investment Income Ratio (B)	1.44%	1.86%	2.08%	2.09%	—		—

Total Return (C)	1.55%	-1.22%	7.98%	1.79%	3.13%		1.75%

	American Funds		Calvert		Deutsche
	New World Fund(3)		VP SRI Balanced Portfolio(3)		Capital Growth VIP(3)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2016	2015	2016	2015	2016		2015
Unit value, beginning of year	$22.494	$23.279	$5.177	$5.316	$74.157		$68.566

Unit value, end of year	$23.667	$22.494	$5.564	$5.177	$77.031		$74.157

Units outstanding (000’s), beginning of year/period(1)	27	—	1,828	—	505		—
Units Issued (000’s)(1)	18	30	365	1,932	73		538
Units Redeemed (000’s)(1)	(8)	(3)	(300)	(104)	(128)		(33)

Units Outstanding (000’s), end of year/period(1)	37	27	1,893	1,828	450		505

Net Assets (000’s), end of year/period	$882	$604	$10,534	$9,464	$34,629		$37,419

Expense Ratio (A)	0.35%	0.42%	0.35%	0.42%	0.35%		0.42%

Investment Income Ratio (B)	1.19%	0.90%	1.86%	0.12%	0.82%		0.69%

Total Return (C)	5.22%	-3.37%	7.47%	-2.61%	3.88%		8.15%

(1)	Unit activity for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(3)	Prior to July 1, 2015, participants in Tier 1 Reduced Fee held units of Tier 2 Reduced Fee. The equivalent prior year history for the years or period ending in 2012 through 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by American Century, the annualized expense ratio would have been 0.42%.
(E)	Absent reimbursement by American Century, the expense ratio would have been 0.35%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Oppenheimer		PIMCO				T. Rowe Price
	Main Street Fund/VA(3)		VIT Real Return Portfolio(3)				Blue Chip Growth Portfolio(3)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2016	2015	2016		2015		2016		2015
Unit value, beginning of year	$40.100	$38.975	$12.867		$13.262		$22.803		$20.594

Unit value, end of year	$44.598	$40.100	$13.475		$12.867		$22.933		$22.803

Units outstanding (000’s), beginning of year/period(1)	132	—	77		—		329		—
Units Issued (000’s)(1)	60	142	57		99		184		365
Units Redeemed (000’s)(1)	(31)	(10)	(38)		(22)		(221)		(36)

Units Outstanding (000’s), end of year/period(1)	161	132	96		77		292		329

Net Assets (000’s), end of year/period	$7,182	$5,281	$1,292		$984		$6,702		$7,496

Expense Ratio (A)	0.35%	0.42%	0.25%	(E)	0.32%	(D)	0.20%	(G)	0.27%	(F)

Investment Income Ratio (B)	1.10%	0.92%	2.47%		4.27%		—		—

Total Return (C)	11.22%	2.89%	4.72%		-2.97%		0.57%		10.73%

(1)	Unit activity for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(3)	Prior to July 1, 2015, participants in Tier 1 Reduced Fee held units of Tier 2 Reduced Fee. The equivalent prior year history for the years or period ending in 2012 through 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 2 Reduced Fee Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by PIMCO, the annualized expense ratio would have been 0.42%.
(E)	Absent reimbursement by PIMCO, the expense ratio would have been 0.35%.
(F)	Absent reimbursement by T. Rowe Price, the annualized expense ratio would have been 0.42%.
(G)	Absent reimbursement by T. Rowe Price, the expense ratio would have been 0.35%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

Tier 2 Reduced Fee Units*

	Investment Company
	Equity Index Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$5.652	$5.609	$4.967	$3.781	$3.278

Unit value, end of year	$6.290	$5.652	$5.609	$4.967	$3.781

Units outstanding (000’s), beginning of year	15,480	26,165	23,153	21,083	19,183
Units Issued (000’s)	7,074	4,899	7,599	6,939	5,879
Units Redeemed (000’s)	(4,162)	(15,584)	(4,587)	(4,869)	(3,979)

Units Outstanding (000’s), end of year	18,392	15,480	26,165	23,153	21,083

Net Assets (000’s), end of year	$115,693	$87,487	$146,760	$114,996	$79,715

Expense Ratio (A)	0.45%	0.47%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.76%	1.59%	1.53%	1.63%	0.01%

Total Return (C)	11.30%	0.76%	12.93%	31.36%	15.36%

	Investment Company
	All America Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$16.008	$16.090	$14.547	$11.068	$9.695

Unit value, end of year	$17.767	$16.008	$16.090	$14.547	$11.068

Units outstanding (000’s), beginning of year	1,999	3,856	3,887	3,757	3,657
Units Issued (000’s)	591	465	682	743	901
Units Redeemed (000’s)	(632)	(2,322)	(713)	(613)	(801)

Units Outstanding (000’s), end of year	1,958	1,999	3,856	3,887	3,757

Net Assets (000’s), end of year	$34,786	$32,005	$62,048	$56,545	$41,578

Expense Ratio (A)	0.45%	0.47%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.36%	1.35%	1.25%	1.40%	—

Total Return (C)	10.99%	-0.51%	10.61%	31.44%	14.16%

*	Includes 401(k) Plans.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	Small Cap Value Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$2.037	$2.119	$2.025	$1.573	$1.369

Unit value, end of year	$2.434	$2.037	$2.119	$2.025	$1.573

Units outstanding (000’s), beginning of year	14,190	24,315	23,684	22,328	20,423
Units Issued (000’s)	5,446	4,276	5,661	6,283	6,723
Units Redeemed (000’s)	(3,711)	(14,401)	(5,030)	(4,927)	(4,818)

Units Outstanding (000’s), end of year	15,925	14,190	24,315	23,684	22,328

Net Assets (000’s), end of year	$38,764	$28,905	$51,517	$47,950	$35,129

Expense Ratio (A)	0.45%	0.47%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	0.86%	0.83%	1.26%	1.59%	—

Total Return (C)	19.50%	-3.86%	4.65%	28.68%	14.89%

	Investment Company
	Small Cap Growth Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$2.025	$2.084	$1.982	$1.411	$1.343

Unit value, end of year	$2.179	$2.025	$2.084	$1.982	$1.411

Units outstanding (000’s), beginning of year	16,709	26,691	27,028	23,200	21,888
Units Issued (000’s)	6,098	6,264	7,124	9,657	7,283
Units Redeemed (000’s)	(4,840)	(16,246)	(7,461)	(5,829)	(5,971)

Units Outstanding (000’s), end of year	17,967	16,709	26,691	27,028	23,200

Net Assets (000’s), end of year	$39,151	$33,832	$55,630	$53,557	$32,728

Expense Ratio (A)	0.45%	0.47%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	—	—	0.05%	—	—

Total Return (C)	7.62%	-2.85%	5.18%	40.46%	5.02%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	Mid Cap Value Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.817	$1.889	$1.668	$1.312	$1.188

Unit value, end of year	$2.101	$1.817	$1.889	$1.668	$1.312

Units outstanding (000’s), beginning of year	4,286	7,877	6,729	5,404	4,288
Units Issued (000’s)	1,870	2,280	3,030	2,925	2,074
Units Redeemed (000’s)	(1,186)	(5,871)	(1,882)	(1,600)	(958)

Units Outstanding (000’s), end of year	4,970	4,286	7,877	6,729	5,404

Net Assets (000’s), end of year	$10,443	$7,787	$14,875	$11,220	$7,089

Expense Ratio (A)	0.45%	0.47%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.30%	1.06%	0.80%	1.00%	—

Total Return (C)	15.66%	-3.80%	13.25%	27.11%	10.40%

	Investment Company
	Mid-Cap Equity Index Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$3.714	$3.822	$3.504	$2.643	$2.255

Unit value, end of year	$4.456	$3.714	$3.822	$3.504	$2.643

Units outstanding (000’s), beginning of year	18,248	28,504	27,009	22,051	19,637
Units Issued (000’s)	6,919	5,368	6,894	10,210	7,011
Units Redeemed (000’s)	(5,350)	(15,624)	(5,399)	(5,252)	(4,597)

Units Outstanding (000’s), end of year	19,817	18,248	28,504	27,009	22,051

Net Assets (000’s), end of year	$88,298	$67,770	$108,942	$94,628	$58,288

Expense Ratio (A)	0.45%	0.47%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.24%	1.12%	0.97%	1.04%	—

Total Return (C)	19.97%	-2.83%	9.09%	32.54%	17.21%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	Composite Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$9.308	$9.278	$8.547	$7.383	$6.646

Unit value, end of year	$10.000	$9.308	$9.278	$8.547	$7.383

Units outstanding (000’s), beginning of year	2,465	4,431	4,372	4,075	3,751
Units Issued (000’s)	735	670	609	969	1,195
Units Redeemed (000’s)	(811)	(2,636)	(550)	(672)	(871)

Units Outstanding (000’s), end of year	2,389	2,465	4,431	4,372	4,075

Net Assets (000’s), end of year	$23,885	$22,948	$41,112	$37,367	$30,085

Expense Ratio (A)	0.45%	0.47%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	2.05%	2.09%	1.93%	2.07%	0.02%

Total Return (C)	7.44%	0.32%	8.56%	15.77%	11.09%

	Investment Company
	International Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$0.885	$0.895	$0.957	$0.798	$0.676

Unit value, end of year	$0.896	$0.885	$0.895	$0.957	$0.798

Units outstanding (000’s), beginning of year	4,814	6,410	5,878	4,369	2,833
Units Issued (000’s)	2,520	2,416	2,361	2,348	2,233
Units Redeemed (000’s)	(1,488)	(4,012)	(1,829)	(839)	(697)

Units Outstanding (000’s), end of year	5,846	4,814	6,410	5,878	4,369

Net Assets (000’s), end of year	$5,236	$4,260	$5,735	$5,624	$3,487

Expense Ratio (A)	0.45%	0.47%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	2.23%	2.63%	1.49%	2.04%	0.03%

Total Return (C)	1.24%	-1.10%	-6.50%	19.87%	18.16%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	Money Market Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$2.508	$2.522	$2.539	$2.555	$2.573

Unit value, end of year	$2.500	$2.508	$2.522	$2.539	$2.555

Units outstanding (000’s), beginning of year	3,869	6,948	6,854	6,022	5,468
Units Issued (000’s)	2,079	2,112	2,256	3,320	2,124
Units Redeemed (000’s)	(1,988)	(5,191)	(2,162)	(2,488)	(1,570)

Units Outstanding (000’s), end of year	3,960	3,869	6,948	6,854	6,022

Net Assets (000’s), end of year	$9,899	$9,702	$17,526	$17,400	$15,388

Expense Ratio (A)	0.45%	0.47%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	—	—	—	—	—

Total Return (C)	-0.31%	-0.59%	-0.64%	-0.66%	-0.67%

	Investment Company
	Mid-Term Bond Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$2.469	$2.466	$2.401	$2.427	$2.360

Unit value, end of year	$2.544	$2.469	$2.466	$2.401	$2.427

Units outstanding (000’s), beginning of year	9,654	14,698	13,601	13,311	11,695
Units Issued (000’s)	3,707	3,465	3,932	4,556	4,361
Units Redeemed (000’s)	(3,270)	(8,509)	(2,835)	(4,266)	(2,745)

Units Outstanding (000’s), end of year	10,091	9,654	14,698	13,601	13,311

Net Assets (000’s), end of year	$25,675	$23,839	$36,245	$32,657	$32,304

Expense Ratio (A)	0.45%	0.47%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	2.59%	2.28%	2.56%	2.78%	0.04%

Total Return (C)	3.04%	0.13%	2.71%	-1.06%	2.81%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	Bond Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$6.414	$6.424	$6.073	$6.159	$5.844

Unit value, end of year	$6.686	$6.414	$6.424	$6.073	$6.159

Units outstanding (000’s), beginning of year	7,276	10,994	9,702	8,320	7,059
Units Issued (000’s)	3,100	2,635	3,415	4,820	3,346
Units Redeemed (000’s)	(2,086)	(6,353)	(2,123)	(3,438)	(2,085)

Units Outstanding (000’s), end of year	8,290	7,276	10,994	9,702	8,320

Net Assets (000’s), end of year	$55,426	$46,668	$70,623	$58,917	$51,249

Expense Ratio (A)	0.45%	0.47%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	2.76%	3.08%	2.91%	2.95%	0.03%

Total Return (C)	4.24%	-0.15%	5.78%	-1.41%	5.39%

	Investment Company
	Retirement Income Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.420	$1.420	$1.340	$1.254	$1.176

Unit value, end of year	$1.501	$1.420	$1.420	$1.340	$1.254

Units outstanding (000’s), beginning of year	6,858	8,213	4,455	3,102	2,436
Units Issued (000’s)	2,988	5,143	5,829	2,876	1,198
Units Redeemed (000’s)	(3,692)	(6,498)	(2,071)	(1,523)	(532)

Units Outstanding (000’s), end of year	6,154	6,858	8,213	4,455	3,102

Net Assets (000’s), end of year	$9,240	$9,741	$11,665	$5,970	$3,890

Expense Ratio (A)	0.45%	0.47%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	2.12%	1.76%	1.63%	0.00%	2.36%

Total Return (C)	5.71%	0.01%	5.97%	6.87%	6.62%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	2010 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.408	$1.409	$1.324	$1.190	$1.091

Unit value, end of year	$1.498	$1.408	$1.409	$1.324	$1.190

Units outstanding (000’s), beginning of year	2,679	4,839	4,391	4,048	4,134
Units Issued (000’s)	1,258	805	1,469	1,480	1,257
Units Redeemed (000’s)	(1,228)	(2,965)	(1,021)	(1,137)	(1,343)

Units Outstanding (000’s), end of year	2,709	2,679	4,839	4,391	4,048

Net Assets (000’s), end of year	$4,056	$3,771	$6,817	$5,814	$4,818

Expense Ratio (A)	0.45%	0.47%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	2.27%	2.13%	1.93%	0.00%	2.38%

Total Return (C)	6.39%	-0.08%	6.40%	11.22%	9.15%

	Investment Company
	2015 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.396	$1.399	$1.312	$1.148	$1.043

Unit value, end of year	$1.497	$1.396	$1.399	$1.312	$1.148

Units outstanding (000’s), beginning of year	15,433	23,681	19,888	15,830	12,380
Units Issued (000’s)	5,026	7,521	9,557	8,904	6,776
Units Redeemed (000’s)	(6,410)	(15,769)	(5,764)	(4,846)	(3,326)

Units Outstanding (000’s), end of year	14,049	15,433	23,681	19,888	15,830

Net Assets (000’s), end of year	$21,026	$21,538	$33,118	$26,086	$18,177

Expense Ratio (A)	0.45%	0.47%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	2.32%	2.05%	1.83%	0.01%	2.10%

Total Return (C)	7.24%	-0.21%	6.62%	14.23%	10.04%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	2020 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.395	$1.400	$1.311	$1.119	$1.007

Unit value, end of year	$1.508	$1.395	$1.400	$1.311	$1.119

Units outstanding (000’s), beginning of year	37,777	53,657	39,323	26,973	19,595
Units Issued (000’s)	18,082	19,422	22,628	18,676	11,473
Units Redeemed (000’s)	(13,518)	(35,302)	(8,294)	(6,326)	(4,095)

Units Outstanding (000’s), end of year	42,341	37,777	53,657	39,323	26,973

Net Assets (000’s), end of year	$63,856	$52,713	$75,128	$51,538	$30,178

Expense Ratio (A)	0.45%	0.47%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.92%	1.75%	1.38%	0.01%	1.91%

Total Return (C)	8.08%	-0.34%	6.83%	17.14%	11.13%

	Investment Company
	2025 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.431	$1.439	$1.339	$1.111	$0.989

Unit value, end of year	$1.564	$1.431	$1.439	$1.339	$1.111

Units outstanding (000’s), beginning of year	40,002	50,395	34,873	24,238	15,365
Units Issued (000’s)	19,028	20,193	20,616	15,230	11,173
Units Redeemed (000’s)	(11,814)	(30,586)	(5,094)	(4,595)	(2,300)

Units Outstanding (000’s), end of year	47,216	40,002	50,395	34,873	24,238

Net Assets (000’s), end of year	$73,869	$57,232	$72,519	$46,699	$26,933

Expense Ratio (A)	0.45%	0.47%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.72%	1.60%	1.20%	0.02%	1.76%

Total Return (C)	9.35%	-0.58%	7.46%	20.51%	12.34%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	2030 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.466	$1.476	$1.368	$1.111	$0.982

Unit value, end of year	$1.616	$1.466	$1.476	$1.368	$1.111

Units outstanding (000’s), beginning of year	31,802	39,955	27,662	19,813	13,168
Units Issued (000’s)	16,557	15,196	16,291	11,532	8,436
Units Redeemed (000’s)	(7,855)	(23,349)	(3,998)	(3,683)	(1,791)

Units Outstanding (000’s), end of year	40,504	31,802	39,955	27,662	19,813

Net Assets (000’s), end of year	$65,445	$46,614	$58,975	$37,838	$22,016

Expense Ratio (A)	0.45%	0.47%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.65%	1.55%	1.15%	0.02%	1.67%

Total Return (C)	10.23%	-0.69%	7.90%	23.10%	13.13%

	Investment Company
	2035 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.457	$1.470	$1.364	$1.089	$0.957

Unit value, end of year	$1.617	$1.457	$1.470	$1.364	$1.089

Units outstanding (000’s), beginning of year	25,679	32,459	22,875	16,021	10,303
Units Issued (000’s)	14,976	11,909	12,828	9,364	7,260
Units Redeemed (000’s)	(7,203)	(18,689)	(3,244)	(2,510)	(1,542)

Units Outstanding (000’s), end of year	33,452	25,679	32,459	22,875	16,021

Net Assets (000’s), end of year	$54,081	$37,424	$47,708	$31,212	$17,446

Expense Ratio (A)	0.45%	0.47%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.54%	1.45%	1.05%	0.02%	1.50%

Total Return (C)	10.93%	-0.85%	7.72%	25.30%	13.83%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	2040 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.451	$1.467	$1.369	$1.082	$0.948

Unit value, end of year	$1.613	$1.451	$1.467	$1.369	$1.082

Units outstanding (000’s), beginning of year	25,000	29,158	21,648	14,824	8,974
Units Issued (000’s)	11,823	12,106	10,739	9,147	7,259
Units Redeemed (000’s)	(7,054)	(16,264)	(3,229)	(2,323)	(1,409)

Units Outstanding (000’s), end of year	29,769	25,000	29,158	21,648	14,824

Net Assets (000’s), end of year	$48,023	$36,280	$42,788	$29,641	$16,036

Expense Ratio (A)	0.45%	0.47%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.48%	1.39%	1.04%	0.03%	1.46%

Total Return (C)	11.16%	-1.11%	7.18%	26.57%	14.06%

	Investment Company
	2045 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.437	$1.454	$1.361	$1.071	$0.941

Unit value, end of year	$1.598	$1.437	$1.454	$1.361	$1.071

Units outstanding (000’s), beginning of year	32,554	36,538	28,752	20,104	11,671
Units Issued (000’s)	15,320	14,920	12,404	11,891	10,852
Units Redeemed (000’s)	(8,330)	(18,904)	(4,618)	(3,243)	(2,419)

Units Outstanding (000’s), end of year	39,544	32,554	36,538	28,752	20,104

Net Assets (000’s), end of year	$63,194	$46,791	$53,132	$39,139	$21,536

Expense Ratio (A)	0.45%	0.47%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.49%	1.41%	1.02%	0.03%	1.39%

Total Return (C)	11.18%	-1.16%	6.82%	27.07%	13.89%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	2050 Retirement Fund						2055 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2012(1)		Period Ended December 31, 2016(2)
	2016	2015	2014	2013
Unit value, beginning of year/period	$1.368	$1.384	$1.298	$1.017	$1.000		$1.000

Unit value, end of year/period	$1.522	$1.368	$1.384	$1.298	$1.017		$1.039

Units outstanding (000’s), beginning of year/period	10,796	6,508	2,556	71	—		—
Units Issued (000’s)	11,340	8,341	4,741	2,702	72		269
Units Redeemed (000’s)	(2,886)	(4,053)	(789)	(217)	(1)		(25)

Units Outstanding (000’s), end of year/period	19,250	10,796	6,508	2,556	71		244

Net Assets (000’s), end of year/period	$29,295	$14,764	$9,008	$3,318	$72		$253

Expense Ratio (A)	0.45%	0.47%	0.50%	0.50%	0.50%	(D)	0.45%	(D)

Investment Income Ratio (B)	1.07%	0.83%	0.15%	0.04%	—		—

Total Return (C)	11.28%	-1.20%	6.62%	27.66%	1.69%	(E)	3.88%	(E)

	Investment Company
	Conservative Allocation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.778	$1.778	$1.676	$1.570	$1.468

Unit value, end of year/	$1.888	$1.778	$1.778	$1.676	$1.570

Units outstanding (000’s), beginning of year	8,827	12,387	9,283	8,127	6,095
Units Issued (000’s)	4,537	4,277	5,551	3,927	3,788
Units Redeemed (000’s)	(2,935)	(7,837)	(2,447)	(2,771)	(1,756)

Units Outstanding (000’s), end of year	10,429	8,827	12,387	9,283	8,127

Net Assets (000’s), end of year	$19,695	$15,691	$22,028	$15,561	$12,756

Expense Ratio (A)	0.45%	0.47%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	2.32%	2.07%	2.14%	0.04%	2.45%

Total Return (C)	6.23%	-0.04%	6.09%	6.80%	6.90%

(1)	For the period October 1, 2012 (Initial Offering Date of Units) to December 31, 2012.
(2)	For the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	Moderate Allocation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$2.163	$2.170	$2.025	$1.759	$1.594

Unit value, end of year	$2.349	$2.163	$2.170	$2.025	$1.759

Units outstanding (000’s), beginning of year	19,957	30,595	26,308	21,064	16,381
Units Issued (000’s)	9,243	8,019	9,056	9,454	8,182
Units Redeemed (000’s)	(5,477)	(18,657)	(4,769)	(4,210)	(3,499)

Units Outstanding (000’s), end of year	23,723	19,957	30,595	26,308	21,064

Net Assets (000’s), end of year	$55,721	$43,167	$66,385	$53,264	$37,057

Expense Ratio (A)	0.45%	0.47%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	2.17%	2.04%	1.82%	0.02%	2.18%

Total Return (C)	8.59%	-0.31%	7.17%	15.09%	10.35%

	Investment Company
	Aggressive Allocation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$2.485	$2.506	$2.340	$1.893	$1.678

Unit value, end of year	$2.743	$2.485	$2.506	$2.340	$1.893

Units outstanding (000’s), beginning of year	14,431	21,351	19,022	16,619	13,411
Units Issued (000’s)	5,666	4,941	6,313	6,019	5,736
Units Redeemed (000’s)	(3,836)	(11,861)	(3,984)	(3,616)	(2,528)

Units Outstanding (000’s), end of year	16,261	14,431	21,351	19,022	16,619

Net Assets (000’s), end of year	$44,598	$35,861	$53,515	$44,505	$31,466

Expense Ratio (A)	0.45%	0.47%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.99%	1.83%	1.55%	0.03%	1.79%

Total Return (C)	10.37%	-0.85%	7.12%	23.57%	12.84%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Fidelity
	VIP Equity-Income Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$64.672	$67.589	$62.420	$48.904	$41.857

Unit value, end of year	$76.062	$64.672	$67.589	$62.420	$48.904

Units outstanding (000’s), beginning of year	662	1,181	1,144	1,027	953
Units Issued (000’s)	248	180	265	320	262
Units Redeemed (000’s)	(182)	(699)	(228)	(203)	(188)

Units Outstanding (000’s), end of year	728	662	1,181	1,144	1,027

Net Assets (000’s), end of year	$55,349	$42,835	$79,837	$71,379	$50,233

Expense Ratio (A)(D)	0.35%	0.37%	0.40%	0.40%	0.40%

Investment Income Ratio (B)	2.38%	3.10%	2.83%	2.56%	3.19%

Total Return (C)	17.61%	-4.32%	8.28%	27.64%	16.84%

	Fidelity
	VIP Asset Manager Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$46.160	$46.271	$43.897	$38.089	$34.000

Unit value, end of year	$47.423	$46.160	$46.271	$43.897	$38.089

Units outstanding (000’s), beginning of year	611	984	941	842	721
Units Issued (000’s)	242	220	216	258	253
Units Redeemed (000’s)	(155)	(593)	(173)	(159)	(132)

Units Outstanding (000’s), end of year	698	611	984	941	842

Net Assets (000’s), end of year	$33,119	$28,219	$45,542	$41,309	$32,076

Expense Ratio (A)(D)	0.35%	0.37%	0.40%	0.40%	0.40%

Investment Income Ratio (B)	1.45%	1.56%	1.53%	1.59%	1.59%

Total Return (C)	2.74%	-0.24%	5.41%	15.25%	12.03%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the annualized expense ratio would have been 0.50% in 2012 through 2014, 0.47% in 2015 and 0.45% in 2016.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Fidelity
	VIP Contrafund Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$76.577	$76.320	$68.449	$52.345	$45.145

Unit value, end of year	$82.399	$76.577	$76.320	$68.449	$52.345

Units outstanding (000’s), beginning of year	1,349	2,491	2,398	2,253	2,097
Units Issued (000’s)	436	369	526	578	549
Units Redeemed (000’s)	(412)	(1,511)	(433)	(433)	(393)

Units Outstanding (000’s), end of year	1,373	1,349	2,491	2,398	2,253

Net Assets (000’s), end of year	$113,175	$103,269	$190,122	$164,141	$117,945

Expense Ratio (A)(D)	0.35%	0.37%	0.40%	0.40%	0.40%

Investment Income Ratio (B)	0.79%	1.02%	0.97%	1.09%	1.37%

Total Return (C)	7.60%	0.34%	11.50%	30.76%	15.95%

	Fidelity
	VIP Mid Cap Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$70.292	$71.543	$67.582	$49.807	$43.549

Unit value, end of year	$78.619	$70.292	$71.543	$67.582	$49.807

Units outstanding (000’s), beginning of year	420	720	701	593	507
Units Issued (000’s)	139	143	186	227	204
Units Redeemed (000’s)	(125)	(443)	(167)	(119)	(118)

Units Outstanding (000’s), end of year	434	420	720	701	593

Net Assets (000’s), end of year	$34,160	$29,517	$51,506	$47,403	$29,525

Expense Ratio (A)(D)	0.35%	0.37%	0.40%	0.40%	0.40%

Investment Income Ratio (B)	0.50%	0.49%	0.25%	0.54%	0.63%

Total Return (C)	11.85%	-1.75%	5.86%	35.69%	14.37%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the annualized expense ratio would have been 0.50% in 2012 through 2014, 0.47% in 2015 and 0.45% in 2016.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Vanguard
	VIF Diversified Value Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$25.071	$25.804	$23.613	$18.341	$15.823

Unit value, end of year	$28.173	$25.071	$25.804	$23.613	$18.341

Units outstanding (000’s), beginning of year	1,065	1,786	1,514	1,245	988
Units Issued (000’s)	564	425	621	552	470
Units Redeemed (000’s)	(298)	(1,146)	(349)	(283)	(213)

Units Outstanding (000’s), end of year	1,331	1,065	1,786	1,514	1,245

Net Assets (000’s), end of year	$37,503	$26,671	$46,093	$35,756	$22,837

Expense Ratio (A)	0.45%	0.47%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	2.66%	2.56%	2.07%	2.08%	2.23%

Total Return (C)	12.37%	-2.84%	9.28%	28.75%	15.91%

	Vanguard
	VIF International Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$26.663	$27.003	$28.890	$23.533	$19.688

Unit value, end of year	$27.051	$26.663	$27.003	$28.890	$23.533

Units outstanding (000’s), beginning of year	1,808	2,945	2,779	1,815	1,489
Units Issued (000’s)	627	574	693	1,438	617
Units Redeemed (000’s)	(480)	(1,711)	(527)	(474)	(291)

Units Outstanding (000’s), end of year	1,955	1,808	2,945	2,779	1,815

Net Assets (000’s), end of year	$52,880	$48,212	$79,528	$80,279	$42,721

Expense Ratio (A)	0.45%	0.47%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.44%	1.86%	1.45%	1.53%	2.01%

Total Return (C)	1.46%	-1.26%	-6.53%	22.76%	19.53%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Vanguard
	VIF REIT Index Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,			Period Ended December 31, 2013(1)
	2016	2015	2014
Unit value, beginning of year/period	$15.590	$15.323	$11.837	$12.330

Unit value, end of year/period	$16.818	$15.590	$15.323	$11.837

Units outstanding (000’s), beginning of year/period	365	570	56	—
Units Issued (000’s)	528	519	642	61
Units Redeemed (000’s)	(261)	(724)	(128)	(5)

Units Outstanding (000’s), end of year/period	632	365	570	56

Net Assets (000’s), end of year/period	$10,625	$5,687	$8,733	$661

Expense Ratio (A)	0.45%	0.47%	0.50%	0.50%	(D)

Investment Income Ratio (B)	2.08%	2.09%	1.28%	—

Total Return (C)	7.88%	1.74%	29.45%	-4.00%	(E)

	American Century
	VP Capital Appreciation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$41.333	$40.640	$37.674	$28.849	$24.932

Unit value, end of year	$42.589	$41.333	$40.640	$37.674	$28.849

Units outstanding (000’s), beginning of year	1,081	1,790	1,754	1,702	1,453
Units Issued (000’s)	368	462	427	473	634
Units Redeemed (000’s)	(358)	(1,171)	(391)	(421)	(385)

Units Outstanding (000’s), end of year	1,091	1,081	1,790	1,754	1,702

Net Assets (000’s), end of year	$46,482	$44,691	$72,764	$66,072	$49,088

Expense Ratio (A)(F)	0.20%	0.22%	0.25%	0.25%	0.25%

Investment Income Ratio (B)	—	—	—	—	—

Total Return (C)	3.04%	1.71%	7.87%	30.59%	15.71%

(1)	For the period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by American Century, the annualized expense ratio would have been 0.50% in 2012 through 2014, 0.47% in 2015 and 0.45% in 2016.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	American Funds
	New World Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,			Period Ended December 31, 2013(1)
	2016	2015	2014
Unit value, beginning of year/period	$22.484	$23.279	$25.333	$23.490

Unit value, end of year/period	$23.636	$22.484	$23.279	$25.333

Units outstanding (000’s), beginning of year/period	33	40	16	—
Units Issued (000’s)	39	31	26	16
Units Redeemed (000’s)	(13)	(38)	(2)	—	(F)

Units Outstanding (000’s), end of year/period	59	33	40	16

Net Assets (000’s), end of year/period	$1,401	$735	$922	$410

Expense Ratio (A)	0.45%	0.50%	0.50%	0.50%	(D)

Investment Income Ratio (B)	1.19%	0.90%	1.71%	2.03%	(E)

Total Return (C)	5.13%	-3.42%	-8.11%	7.85%	(E)

	Calvert
	VP SRI Balanced Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$5.175	$5.316	$4.875	$4.152	$3.777

Unit value, end of year	$5.557	$5.175	$5.316	$4.875	$4.152

Units outstanding (000’s), beginning of year	3,682	5,300	4,901	4,576	3,992
Units Issued (000’s)	1,137	1,069	1,223	1,310	1,297
Units Redeemed (000’s)	(686)	(2,687)	(824)	(985)	(713)

Units Outstanding (000’s), end of year	4,133	3,682	5,300	4,901	4,576

Net Assets (000’s), end of year	$22,966	$19,057	$28,179	$23,893	$19,000

Expense Ratio (A)	0.45%	0.47%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.86%	0.12%	1.59%	1.08%	1.25%

Total Return (C)	7.38%	-2.65%	9.04%	17.41%	9.95%

(1)	For the period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Deutsche
	Capital Growth VIP
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$74.123	$68.566	$61.002	$45.534	$39.435

Unit value, end of year	$76.927	$74.123	$68.566	$61.002	$45.534

Units outstanding (000’s), beginning of year	648	1,079	1,028	1,027	979
Units Issued (000’s)	217	224	209	191	260
Units Redeemed (000’s)	(208)	(655)	(158)	(190)	(212)

Units Outstanding (000’s), end of year	657	648	1,079	1,028	1,027

Net Assets (000’s), end of year	$50,518	$48,027	$73,955	$62,722	$46,764

Expense Ratio (A)	0.45%	0.47%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	0.82%	0.69%	0.62%	1.26%	0.88%

Total Return (C)	3.78%	8.10%	12.40%	33.97%	15.47%

	Oppenheimer
	Main Street Fund/VA
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$40.082	$38.975	$35.388	$26.990	$23.211

Unit value, end of year	$44.539	$40.082	$38.975	$35.388	$26.990

Units outstanding (000’s), beginning of year	186	306	263	228	168
Units Issued (000’s)	100	76	101	91	97
Units Redeemed (000’s)	(76)	(196)	(58)	(56)	(37)

Units Outstanding (000’s), end of year	210	186	306	263	228

Net Assets (000’s), end of year	$9,358	$7,442	$11,917	$9,318	$6,155

Expense Ratio (A)	0.45%	0.47%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.10%	0.92%	0.81%	1.08%	0.96%

Total Return (C)	11.12%	2.84%	10.14%	31.11%	16.28%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	PIMCO
	VIT Real Return Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,			Period Ended December 31, 2013(1)
	2016	2015	2014
Unit value, beginning of year/period	$12.861	$13.262	$12.912	$13.220

Unit value, end of year/period	$13.456	$12.861	$13.262	$12.912

Units outstanding (000’s), beginning of year/period	233	242	33	—
Units Issued (000’s)	211	217	263	61
Units Redeemed (000’s)	(114)	(226)	(54)	(28)

Units Outstanding (000’s), end of year/period	330	233	242	33

Net Assets (000’s), end of year/period	$4,445	$2,998	$3,211	$431

Expense Ratio (A)(F)	0.35%	0.37%	0.40%	0.40%	(D)

Investment Income Ratio (B)	2.47%	4.27%	1.36%	2.85%	(E)

Total Return (C)	4.63%	-3.02%	2.71%	-2.33%	(E)

	T. Rowe Price
	Blue Chip Growth Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,			Period Ended December 31, 2013(1)
	2016	2015	2014
Unit value, beginning of year/period	$22.792	$20.594	$18.940	$16.420

Unit value, end of year/period	$22.902	$22.792	$20.594	$18.940

Units outstanding (000’s), beginning of year/period	543	246	62	—
Units Issued (000’s)	441	594	238	63
Units Redeemed (000’s)	(433)	(297)	(54)	(1)

Units Outstanding (000’s), end of year/period	551	543	246	62

Net Assets (000’s), end of year/period	$12,623	$12,368	$5,061	$1,176

Expense Ratio (A)(G)	0.30%	0.32%	0.35%	0.35%	(D)

Investment Income Ratio (B)	—	—	—	0.04%	(E)

Total Return (C)	0.48%	10.68%	8.73%	15.35%	(E)

(1)	For the period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by PIMCO, the annualized expense ratio would have been 0.50% in 2013 through 2014, 0.47% in 2015 and 0.45% in 2016.
(G)	Absent reimbursement by T. Rowe Price, the annualized expense ratio would have been 0.50% in 2013 through 2014, 0.47% in 2015 and 0.45% in 2016.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

Tier 3 Reduced Fee Units*

	Investment Company
	Equity Index Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$5.621	$5.585	$4.951	$3.772	$3.273

Unit value, end of year	$6.247	$5.621	$5.585	$4.951	$3.772

Units outstanding (000’s), beginning of year	15,362	15,370	15,570	15,134	15,505
Units Issued (000’s)	5,832	4,486	4,836	6,514	4,788
Units Redeemed (000’s)	(5,825)	(4,494)	(5,036)	(6,078)	(5,159)

Units Outstanding (000’s), end of year	15,369	15,362	15,370	15,570	15,134

Net Assets (000’s), end of year	$96,013	$86,351	$85,850	$77,082	$57,089

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.76%	1.59%	1.53%	1.63%	0.01%

Total Return (C)	11.13%	0.64%	12.82%	31.24%	15.25%

	Investment Company
	All America Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$15.921	$16.023	$14.500	$11.042	$9.681

Unit value, end of year	$17.645	$15.921	$16.023	$14.500	$11.042

Units outstanding (000’s), beginning of year	2,071	2,249	2,472	2,659	2,995
Units Issued (000’s)	573	410	553	699	700
Units Redeemed (000’s)	(776)	(588)	(776)	(886)	(1,036)

Units Outstanding (000’s), end of year	1,868	2,071	2,249	2,472	2,659

Net Assets (000’s), end of year	$32,968	$32,969	$36,041	$35,845	$29,359

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.36%	1.35%	1.25%	1.40%	—

Total Return (C)	10.82%	-0.63%	10.50%	31.32%	14.05%

*	Includes 401(k) Plans.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	Small Cap Value Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$2.026	$2.109	$2.018	$1.569	$1.368

Unit value, end of year	$2.417	$2.026	$2.109	$2.018	$1.569

Units outstanding (000’s), beginning of year	16,346	17,994	19,920	19,523	19,674
Units Issued (000’s)	4,651	3,380	4,441	7,072	6,405
Units Redeemed (000’s)	(5,805)	(5,028)	(6,367)	(6,675)	(6,556)

Units Outstanding (000’s), end of year	15,192	16,346	17,994	19,920	19,523

Net Assets (000’s), end of year	$36,718	$33,110	$37,957	$40,191	$30,641

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	0.86%	0.83%	1.26%	1.59%	—

Total Return (C)	19.32%	-3.98%	4.55%	28.55%	14.77%

	Investment Company
	Small Cap Growth Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$2.013	$2.075	$1.975	$1.407	$1.341

Unit value, end of year	$2.164	$2.013	$2.075	$1.975	$1.407

Units outstanding (000’s), beginning of year	18,644	20,022	22,393	20,579	21,903
Units Issued (000’s)	4,973	4,833	6,041	9,193	7,357
Units Redeemed (000’s)	(7,313)	(6,211)	(8,412)	(7,379)	(8,681)

Units Outstanding (000’s), end of year	16,304	18,644	20,022	22,393	20,579

Net Assets (000’s), end of year	$35,275	$37,539	$41,547	$44,221	$28,961

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	—	—	0.05%	—	—

Total Return (C)	7.45%	-2.97%	5.08%	40.33%	4.92%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	Mid Cap Value Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.807	$1.880	$1.662	$1.309	$1.187

Unit value, end of year	$2.087	$1.807	$1.880	$1.662	$1.309

Units outstanding (000’s), beginning of year	5,050	5,333	4,661	4,028	4,202
Units Issued (000’s)	1,880	1,777	2,259	2,713	1,929
Units Redeemed (000’s)	(2,219)	(2,060)	(1,587)	(2,080)	(2,103)

Units Outstanding (000’s), end of year	4,711	5,050	5,333	4,661	4,028

Net Assets (000’s), end of year	$9,830	$9,124	$10,029	$7,747	$5,272

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.30%	1.06%	0.80%	1.00%	—

Total Return (C)	15.49%	-3.92%	13.15%	26.99%	10.29%

	Investment Company
	Mid-Cap Equity Index Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$3.694	$3.806	$3.492	$2.637	$2.252

Unit value, end of year	$4.425	$3.694	$3.806	$3.492	$2.637

Units outstanding (000’s), beginning of year	16,570	17,068	17,942	17,603	18,266
Units Issued (000’s)	6,408	4,799	5,260	8,272	6,066
Units Redeemed (000’s)	(6,005)	(5,297)	(6,134)	(7,933)	(6,729)

Units Outstanding (000’s), end of year	16,973	16,570	17,068	17,942	17,603

Net Assets (000’s), end of year	$75,101	$61,202	$64,958	$62,655	$46,422

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.24%	1.12%	0.97%	1.04%	—

Total Return (C)	19.79%	-2.95%	8.98%	32.42%	17.10%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	Composite Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$9.259	$9.241	$8.520	$7.366	$6.637

Unit value, end of year	$9.933	$9.259	$9.241	$8.520	$7.366

Units outstanding (000’s), beginning of year	2,216	2,404	2,485	2,715	2,995
Units Issued (000’s)	648	538	576	864	660
Units Redeemed (000’s)	(672)	(726)	(657)	(1,094)	(940)

Units Outstanding (000’s), end of year	2,192	2,216	2,404	2,485	2,715

Net Assets (000’s), end of year	$21,774	$20,519	$22,215	$21,172	$19,996

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.05%	2.09%	1.93%	2.07%	0.02%

Total Return (C)	7.28%	0.20%	8.46%	15.67%	10.99%

	Investment Company
	International Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$0.880	$0.891	$0.954	$0.796	$0.675

Unit value, end of year	$0.889	$0.880	$0.891	$0.954	$0.796

Units outstanding (000’s), beginning of year	4,640	4,407	4,222	3,419	3,093
Units Issued (000’s)	2,201	1,781	1,616	2,252	2,067
Units Redeemed (000’s)	(2,382)	(1,548)	(1,431)	(1,449)	(1,741)

Units Outstanding (000’s), end of year	4,459	4,640	4,407	4,222	3,419

Net Assets (000’s), end of year	$3,967	$4,083	$3,926	$4,026	$2,723

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.23%	2.63%	1.49%	2.04%	0.03%

Total Return (C)	1.08%	-1.22%	-6.59%	19.76%	18.04%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	Money Market Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$2.494	$2.512	$2.530	$2.549	$2.569

Unit value, end of year	$2.483	$2.494	$2.512	$2.530	$2.549

Units outstanding (000’s), beginning of year	3,204	4,149	4,629	4,873	4,996
Units Issued (000’s)	1,536	1,859	1,583	2,326	2,727
Units Redeemed (000’s)	(1,764)	(2,804)	(2,063)	(2,570)	(2,850)

Units Outstanding (000’s), end of year	2,976	3,204	4,149	4,629	4,873

Net Assets (000’s), end of year	$7,388	$7,991	$10,421	$11,712	$12,423

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	—	—	—	—	—

Total Return (C)	-0.46%	-0.70%	-0.73%	-0.76%	-0.75%

	Investment Company
	Mid-Term Bond Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$2.457	$2.457	$2.394	$2.422	$2.358

Unit value, end of year	$2.528	$2.457	$2.457	$2.394	$2.422

Units outstanding (000’s), beginning of year	7,265	8,582	9,099	10,826	10,868
Units Issued (000’s)	2,850	1,974	2,891	4,120	4,183
Units Redeemed (000’s)	(3,182)	(3,291)	(3,408)	(5,847)	(4,225)

Units Outstanding (000’s), end of year	6,933	7,265	8,582	9,099	10,826

Net Assets (000’s), end of year	$17,528	$17,851	$21,083	$21,783	$26,217

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.59%	2.28%	2.56%	2.78%	0.04%

Total Return (C)	2.89%	0.01%	2.62%	-1.14%	2.72%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	Bond Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$6.382	$6.399	$6.054	$6.147	$5.837

Unit value, end of year	$6.642	$6.382	$6.399	$6.054	$6.147

Units outstanding (000’s), beginning of year	6,722	7,466	7,707	7,343	6,616
Units Issued (000’s)	2,775	2,055	2,496	4,452	3,315
Units Redeemed (000’s)	(2,677)	(2,799)	(2,737)	(4,088)	(2,588)

Units Outstanding (000’s), end of year	6,820	6,722	7,466	7,707	7,343

Net Assets (000’s), end of year	$45,304	$42,899	$47,774	$46,660	$45,134

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.76%	3.08%	2.91%	2.95%	0.03%

Total Return (C)	4.08%	-0.26%	5.69%	-1.50%	5.30%

	Investment Company
	Retirement Income Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.413	$1.414	$1.335	$1.251	$1.174

Unit value, end of year	$1.491	$1.413	$1.414	$1.335	$1.251

Units outstanding (000’s), beginning of year	3,881	3,922	3,406	2,916	1,937
Units Issued (000’s)	2,630	3,037	1,763	2,371	2,112
Units Redeemed (000’s)	(2,175)	(3,078)	(1,247)	(1,881)	(1,133)

Units Outstanding (000’s), end of year	4,336	3,881	3,922	3,406	2,916

Net Assets (000’s), end of year	$6,464	$5,481	$5,545	$4,548	$3,647

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.12%	1.76%	1.63%	0.00%	2.36%

Total Return (C)	5.55%	-0.10%	5.88%	6.76%	6.51%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	2010 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.400	$1.402	$1.319	$1.187	$1.089

Unit value, end of year	$1.487	$1.400	$1.402	$1.319	$1.187

Units outstanding (000’s), beginning of year	2,170	2,570	2,087	1,988	2,221
Units Issued (000’s)	731	619	1,222	1,486	1,060
Units Redeemed (000’s)	(1,336)	(1,019)	(739)	(1,387)	(1,293)

Units Outstanding (000’s), end of year	1,565	2,170	2,570	2,087	1,988

Net Assets (000’s), end of year	$2,327	$3,038	$3,605	$2,754	$2,361

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.27%	2.13%	1.93%	0.00%	2.38%

Total Return (C)	6.24%	-0.20%	6.31%	11.11%	9.03%

	Investment Company
	2015 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.388	$1.392	$1.307	$1.145	$1.042

Unit value, end of year	$1.486	$1.388	$1.392	$1.307	$1.145

Units outstanding (000’s), beginning of year	13,332	13,797	12,429	11,983	10,378
Units Issued (000’s)	4,982	6,381	5,577	6,414	7,439
Units Redeemed (000’s)	(5,596)	(6,846)	(4,209)	(5,968)	(5,834)

Units Outstanding (000’s), end of year	12,718	13,332	13,797	12,429	11,983

Net Assets (000’s), end of year	$18,898	$18,502	$19,210	$16,245	$13,725

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.32%	2.05%	1.83%	0.01%	2.10%

Total Return (C)	7.08%	-0.33%	6.53%	14.11%	9.93%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	2020 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.387	$1.394	$1.306	$1.116	$1.005

Unit value, end of year	$1.497	$1.387	$1.394	$1.306	$1.116

Units outstanding (000’s), beginning of year	36,826	33,029	26,321	22,804	15,461
Units Issued (000’s)	18,225	15,218	13,550	12,849	13,510
Units Redeemed (000’s)	(15,125)	(11,421)	(6,842)	(9,332)	(6,167)

Units Outstanding (000’s), end of year	39,926	36,826	33,029	26,321	22,804

Net Assets (000’s), end of year	$59,785	$51,095	$46,039	$34,375	$25,449

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.92%	1.75%	1.38%	0.01%	1.91%

Total Return (C)	7.92%	-0.46%	6.73%	17.02%	11.02%

	Investment Company
	2025 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.423	$1.433	$1.334	$1.108	$0.988

Unit value, end of year	$1.553	$1.423	$1.433	$1.334	$1.108

Units outstanding (000’s), beginning of year	38,021	33,956	27,083	16,731	13,167
Units Issued (000’s)	21,577	15,489	15,175	17,186	9,179
Units Redeemed (000’s)	(12,921)	(11,424)	(8,302)	(6,834)	(5,615)

Units Outstanding (000’s), end of year	46,677	38,021	33,956	27,083	16,731

Net Assets (000’s), end of year	$72,505	$54,090	$48,646	$36,140	$18,544

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.72%	1.60%	1.20%	0.02%	1.76%

Total Return (C)	9.19%	-0.70%	7.36%	20.39%	12.22%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	2030 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.457	$1.469	$1.363	$1.108	$0.981

Unit value, end of year	$1.604	$1.457	$1.469	$1.363	$1.108

Units outstanding (000’s), beginning of year	33,205	26,645	21,668	14,561	10,769
Units Issued (000’s)	16,823	14,336	11,819	12,250	8,022
Units Redeemed (000’s)	(11,873)	(7,776)	(6,842)	(5,143)	(4,230)

Units Outstanding (000’s), end of year	38,155	33,205	26,645	21,668	14,561

Net Assets (000’s), end of year	$61,209	$48,396	$39,154	$29,534	$16,139

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.65%	1.55%	1.15%	0.02%	1.67%

Total Return (C)	10.07%	-0.82%	7.81%	22.98%	13.01%

	Investment Company
	2035 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.449	$1.463	$1.360	$1.086	$0.955

Unit value, end of year	$1.605	$1.449	$1.463	$1.360	$1.086

Units outstanding (000’s), beginning of year	29,082	24,934	17,745	12,486	8,810
Units Issued (000’s)	13,851	12,077	11,767	9,930	7,348
Units Redeemed (000’s)	(10,637)	(7,929)	(4,578)	(4,671)	(3,672)

Units Outstanding (000’s), end of year	32,296	29,082	24,934	17,745	12,486

Net Assets (000’s), end of year	$51,839	$42,143	$36,484	$24,126	$13,563

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.54%	1.45%	1.05%	0.02%	1.50%

Total Return (C)	10.77%	-0.97%	7.62%	25.17%	13.71%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	2040 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.443	$1.461	$1.364	$1.079	$0.947

Unit value, end of year	$1.602	$1.443	$1.461	$1.364	$1.079

Units outstanding (000’s), beginning of year	23,292	20,906	15,018	11,139	8,428
Units Issued (000’s)	11,458	9,881	9,980	9,102	7,540
Units Redeemed (000’s)	(8,058)	(7,495)	(4,092)	(5,223)	(4,829)

Units Outstanding (000’s), end of year	26,692	23,292	20,906	15,018	11,139

Net Assets (000’s), end of year	$42,752	$33,610	$30,542	$20,491	$12,021

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.48%	1.39%	1.04%	0.03%	1.46%

Total Return (C)	11.00%	-1.23%	7.07%	26.44%	13.95%

	Investment Company
	2045 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.429	$1.448	$1.356	$1.069	$0.939

Unit value, end of year	$1.587	$1.429	$1.448	$1.356	$1.069

Units outstanding (000’s), beginning of year	29,561	26,893	21,633	15,539	12,332
Units Issued (000’s)	13,135	11,301	11,235	12,045	9,639
Units Redeemed (000’s)	(10,275)	(8,633)	(5,975)	(5,951)	(6,432)

Units Outstanding (000’s), end of year	32,421	29,561	26,893	21,633	15,539

Net Assets (000’s), end of year	$51,441	$42,247	$38,932	$29,344	$16,604

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.49%	1.41%	1.02%	0.03%	1.39%

Total Return (C)	11.02%	-1.28%	6.72%	26.94%	13.77%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	2050 Retirement Fund						2055 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2012(1)		Period Ended December 31, 2016(2)
	2016	2015	2014	2013
Unit value, beginning of year/period	$1.362	$1.380	$1.295	$1.017	$1.000		$1.000

Unit value, end of year/period	$1.513	$1.362	$1.380	$1.295	$1.017		$1.038

Units outstanding (000’s), beginning of year/period	10,233	5,263	1,790	103	—		—
Units Issued (000’s)	11,028	7,237	4,532	2,438	104		303
Units Redeemed (000’s)	(4,531)	(2,267)	(1,059)	(751)	(1)		(48)

Units Outstanding (000’s), end of year/period	16,730	10,233	5,263	1,790	103		255

Net Assets (000’s), end of year/period	$25,312	$13,933	$7,262	$2,319	$105		$265

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%	(D)	0.60%	(D)

Investment Income Ratio (B)	1.07%	0.83%	0.15%	0.04%	—		—

Total Return (C)	11.12%	-1.32%	6.52%	27.41%	1.67%	(E)	3.85%	(E)

	Investment Company
	Conservative Allocation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.769	$1.772	$1.671	$1.566	$1.467

Unit value, end of year	$1.876	$1.769	$1.772	$1.671	$1.566

Units outstanding (000’s), beginning of year	9,906	9,729	9,530	7,760	6,340
Units Issued (000’s)	4,132	4,416	3,821	5,417	3,723
Units Redeemed (000’s)	(4,444)	(4,239)	(3,622)	(3,647)	(2,303)

Units Outstanding (000’s), end of year	9,594	9,906	9,729	9,530	7,760

Net Assets (000’s), end of year	$18,003	$17,522	$17,235	$15,928	$12,155

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.32%	2.07%	2.14%	0.04%	2.45%

Total Return (C)	6.08%	-0.16%	5.99%	6.71%	6.81%

(1)	For the period October 1, 2012 (Initial Offering Date of Units) to December 31, 2012.
(2)	For the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	Moderate Allocation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$2.152	$2.161	$2.018	$1.755	$1.592

Unit value, end of year	$2.333	$2.152	$2.161	$2.018	$1.755

Units outstanding (000’s), beginning of year	21,965	21,927	21,272	19,421	17,456
Units Issued (000’s)	7,276	6,183	7,439	9,920	8,202
Units Redeemed (000’s)	(8,149)	(6,145)	(6,784)	(8,069)	(6,237)

Units Outstanding (000’s), end of year	21,092	21,965	21,927	21,272	19,421

Net Assets (000’s), end of year	$49,214	$47,266	$47,390	$42,938	$34,092

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.17%	2.04%	1.82%	0.02%	2.18%

Total Return (C)	8.43%	-0.44%	7.08%	14.99%	10.25%

	Investment Company
	Aggressive Allocation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$2.472	$2.496	$2.332	$1.889	$1.676

Unit value, end of year	$2.724	$2.472	$2.496	$2.332	$1.889

Units outstanding (000’s), beginning of year	15,927	16,519	16,495	14,372	14,088
Units Issued (000’s)	4,344	3,972	5,256	7,140	5,987
Units Redeemed (000’s)	(6,250)	(4,564)	(5,232)	(5,017)	(5,703)

Units Outstanding (000’s), end of year	14,021	15,927	16,519	16,495	14,372

Net Assets (000’s), end of year	$38,196	$39,370	$41,237	$38,474	$27,152

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.99%	1.83%	1.55%	0.03%	1.79%

Total Return (C)	10.20%	-0.97%	7.03%	23.46%	12.74%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Fidelity
	VIP Equity-Income Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$64.306	$67.288	$62.200	$48.782	$41.796

Unit value, end of year	$75.517	$64.306	$67.288	$62.200	$48.782

Units outstanding (000’s), beginning of year	673	755	818	778	785
Units Issued (000’s)	210	150	202	320	245
Units Redeemed (000’s)	(254)	(232)	(265)	(280)	(252)

Units Outstanding (000’s), end of year	629	673	755	818	778

Net Assets (000’s), end of year	$47,519	$43,307	$50,779	$50,903	$37,966

Expense Ratio (A)(D)	0.50%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	2.38%	3.10%	2.83%	2.56%	3.19%

Total Return (C)	17.43%	-4.43%	8.18%	27.51%	16.71%

	Fidelity
	VIP Asset Manager Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$45.899	$46.065	$43.741	$37.994	$33.950

Unit value, end of year	$47.084	$45.899	$46.065	$43.741	$37.994

Units outstanding (000’s), beginning of year	568	612	584	589	614
Units Issued (000’s)	141	141	194	252	195
Units Redeemed (000’s)	(237)	(185)	(166)	(257)	(220)

Units Outstanding (000’s), end of year	472	568	612	584	589

Net Assets (000’s), end of year	$22,238	$26,086	$28,171	$25,542	$22,368

Expense Ratio (A)(D)	0.50%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.45%	1.56%	1.53%	1.59%	1.59%

Total Return (C)	2.58%	-0.36%	5.31%	15.13%	11.91%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.60%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Fidelity
	VIP Contrafund Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$76.143	$75.980	$68.209	$52.215	$45.080

Unit value, end of year	$81.809	$76.143	$75.980	$68.209	$52.215

Units outstanding (000’s), beginning of year	1,460	1,601	1,694	1,737	1,776
Units Issued (000’s)	347	299	400	575	516
Units Redeemed (000’s)	(545)	(440)	(493)	(618)	(555)

Units Outstanding (000’s), end of year	1,262	1,460	1,601	1,694	1,737

Net Assets (000’s), end of year	$103,255	$111,138	$121,642	$115,575	$90,709

Expense Ratio (A)(D)	0.50%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	0.79%	1.02%	0.97%	1.09%	1.37%

Total Return (C)	7.44%	0.21%	11.39%	30.63%	15.83%

	Fidelity
	VIP Mid Cap Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$69.891	$71.223	$67.344	$49.683	$43.485

Unit value, end of year	$78.054	$69.891	$71.223	$67.344	$49.683

Units outstanding (000’s), beginning of year	453	489	508	492	502
Units Issued (000’s)	130	110	164	222	184
Units Redeemed (000’s)	(174)	(146)	(183)	(206)	(194)

Units Outstanding (000’s), end of year	409	453	489	508	492

Net Assets (000’s), end of year	$31,948	$31,690	$34,822	$34,234	$24,456

Expense Ratio (A)(D)	0.50%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	0.50%	0.49%	0.25%	0.54%	0.63%

Total Return (C)	11.68%	-1.87%	5.76%	35.55%	14.25%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.60%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Vanguard
	VIF Diversified Value Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$24.938	$25.698	$23.539	$18.299	$15.802

Unit value, end of year	$27.981	$24.938	$25.698	$23.539	$18.299

Units outstanding (000’s), beginning of year	1,235	1,289	1,264	1,105	957
Units Issued (000’s)	467	355	502	596	506
Units Redeemed (000’s)	(537)	(409)	(477)	(437)	(358)

Units Outstanding (000’s), end of year	1,165	1,235	1,289	1,264	1,105

Net Assets (000’s), end of year	$32,606	$30,780	$33,124	$29,751	$20,229

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.66%	2.56%	2.07%	2.08%	2.23%

Total Return (C)	12.20%	-2.96%	9.17%	28.63%	15.80%

	Vanguard
	VIF International Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$26.520	$26.892	$28.798	$23.480	$19.661

Unit value, end of year	$26.866	$26.520	$26.892	$28.798	$23.480

Units outstanding (000’s), beginning of year	1,840	1,980	2,086	1,470	1,456
Units Issued (000’s)	512	436	536	1,339	567
Units Redeemed (000’s)	(697)	(576)	(642)	(723)	(553)

Units Outstanding (000’s), end of year	1,655	1,840	1,980	2,086	1,470

Net Assets (000’s), end of year	$44,461	$48,816	$53,256	$60,062	$34,504

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.44%	1.86%	1.45%	1.53%	2.01%

Total Return (C)	1.30%	-1.38%	-6.62%	22.65%	19.42%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Vanguard
	VIF REIT Index Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,			Period Ended December 31, 2013(1)
	2016	2015	2014
Unit value, beginning of year/period	$15.551	$15.304	$11.833	$12.330

Unit value, end of year/period	$16.751	$15.551	$15.304	$11.833

Units outstanding (000’s), beginning of year/period	503	454	53	—
Units Issued (000’s)	481	445	528	56
Units Redeemed (000’s)	(359)	(396)	(127)	(3)

Units Outstanding (000’s), end of year/period	625	503	454	53

Net Assets (000’s), end of year/period	$10,463	$7,816	$6,944	$632

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	(D)

Investment Income Ratio (B)	2.08%	2.09%	1.28%	—

Total Return (C)	7.71%	1.62%	29.33%	-4.03%	(E)

	American Century
	VP Capital Appreciation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$41.099	$40.459	$37.543	$28.778	$24.896

Unit value, end of year	$42.284	$41.099	$40.459	$37.543	$28.778

Units outstanding (000’s), beginning of year	1,236	1,283	1,364	1,364	1,389
Units Issued (000’s)	321	341	392	536	504
Units Redeemed (000’s)	(515)	(388)	(473)	(536)	(529)

Units Outstanding (000’s), end of year	1,042	1,236	1,283	1,364	1,364

Net Assets (000’s), end of year	$44,075	$50,788	$51,895	$51,195	$39,264

Expense Ratio (A)(F)	0.35%	0.35%	0.35%	0.35%	0.35%

Investment Income Ratio (B)	—	—	—	—	—

Total Return (C)	2.88%	1.58%	7.77%	30.46%	15.59%

(1)	For the period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by American Century, the expense ratio would have been 0.60%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	American Funds
	New World Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,			Period Ended December 31, 2013(1)
	2016	2015	2014
Unit value, beginning of year/period	$22.428	$23.250	$25.325	$23.490

Unit value, end of year/period	$23.542	$22.428	$23.250	$25.325

Units outstanding (000’s), beginning of year/period	61	47	10	—
Units Issued (000’s)	30	34	53	10
Units Redeemed (000’s)	(26)	(20)	(16)	—	(F)

Units Outstanding (000’s), end of year/period	65	61	47	10

Net Assets (000’s), end of year/period	$1,520	$1,371	$1,082	$248

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	(D)

Investment Income Ratio (B)	1.19%	0.90%	1.71%	2.03%	(E)

Total Return (C)	4.97%	-3.53%	-8.19%	7.81%	(E)

	Calvert
	VP SRI Balanced Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$5.148	$5.295	$4.861	$4.143	$3.772

Unit value, end of year	$5.520	$5.148	$5.295	$4.861	$4.143

Units outstanding (000’s), beginning of year	3,585	3,935	3,765	3,387	3,641
Units Issued (000’s)	941	818	1,177	1,520	851
Units Redeemed (000’s)	(1,129)	(1,168)	(1,007)	(1,142)	(1,105)

Units Outstanding (000’s), end of year	3,397	3,585	3,935	3,765	3,387

Net Assets (000’s), end of year	$18,753	$18,458	$20,837	$18,299	$14,033

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.86%	0.12%	1.59%	1.08%	1.25%

Total Return (C)	7.22%	-2.77%	8.94%	17.31%	9.85%

(1)	For the period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Deutsche
	Capital Growth VIP
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$73.727	$68.283	$60.807	$45.430	$39.381

Unit value, end of year	$76.401	$73.727	$68.283	$60.807	$45.430

Units outstanding (000’s), beginning of year	635	658	719	754	805
Units Issued (000’s)	166	154	136	214	207
Units Redeemed (000’s)	(267)	(177)	(197)	(249)	(258)

Units Outstanding (000’s), end of year	534	635	658	719	754

Net Assets (000’s), end of year	$40,773	$46,816	$44,946	$43,700	$34,239

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	0.82%	0.69%	0.62%	1.26%	0.88%

Total Return (C)	3.63%	7.97%	12.29%	33.85%	15.36%

	Oppenheimer
	Main Street Fund/VA
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$39.868	$38.815	$35.276	$26.929	$23.180

Unit value, end of year	$44.235	$39.868	$38.815	$35.276	$26.929

Units outstanding (000’s), beginning of year	213	201	188	173	153
Units Issued (000’s)	91	80	77	105	81
Units Redeemed (000’s)	(85)	(68)	(64)	(90)	(61)

Units Outstanding (000’s), end of year	219	213	201	188	173

Net Assets (000’s), end of year	$9,682	$8,483	$7,783	$6,623	$4,668

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.10%	0.92%	0.81%	1.08%	0.96%

Total Return (C)	10.95%	2.71%	10.03%	30.99%	16.17%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	PIMCO
	VIT Real Return Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,			Period Ended December 31, 2013(1)
	2016	2015	2014
Unit value, beginning of year/period	$12.829	$13.239	$12.908	$13.220

Unit value, end of year/period	$13.408	$12.829	$13.239	$12.908

Units outstanding (000’s), beginning of year/period	247	204	48	—
Units Issued (000’s)	137	167	219	50
Units Redeemed (000’s)	(122)	(124)	(63)	(2)

Units Outstanding (000’s), end of year/period	262	247	204	48

Net Assets (000’s), end of year/period	$3,506	$3,169	$2,706	$616

Expense Ratio (A)(F)	0.50%	0.50%	0.50%	0.50%	(D)

Investment Income Ratio (B)	2.47%	4.27%	1.36%	2.85%	(E)

Total Return (C)	4.51%	-3.10%	2.57%	-2.36%	(E)

	T. Rowe Price
	Blue Chip Growth Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,			Period Ended December 31, 2013(1)
	2016	2015	2014
Unit value, beginning of year/period	$22.734	$20.566	$18.933	$16.420

Unit value, end of year/period	$22.809	$22.734	$20.566	$18.933

Units outstanding (000’s), beginning of year/period	553	200	44	—
Units Issued (000’s)	372	470	203	47
Units Redeemed (000’s)	(399)	(117)	(47)	(3)

Units Outstanding (000’s), end of year/period	526	553	200	44

Net Assets (000’s), end of year/period	$11,990	$12,580	$4,115	$834

Expense Ratio (A)(G)	0.45%	0.45%	0.45%	0.45%	(D)

Investment Income Ratio (B)	—	—	—	0.04%	(E)

Total Return (C)	0.33%	10.54%	8.63%	15.31%	(E)

(1)	For the Period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by PIMCO, the annualized expense ratio would have been 0.60%.
(G)	Absent reimbursement by T. Rowe Price, the annualized expense ratio would have been 0.60%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units

	Investment Company
	Equity Index Fund(4)	All America Fund(4)	Small Cap Value Fund(4)	Small Cap Growth Fund(4)	Mid Cap Value Fund(4)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2016	2016	2016	2016	2016
Unit value, beginning of year	$5.331	$15.100	$1.921	$1.910	$1.714

Unit value, end of year	$5.893	$16.645	$2.280	$2.041	$1.969

Units outstanding (000’s), beginning of period (1)	—	—	—	—	—
Units Issued (000’s) (1)	20,959	3,099	15,473	17,144	6,601
Units Redeemed (000’s) (1)	(1,283)	(184)	(512)	(982)	(356)

Units Outstanding (000’s), end of period (1)	19,676	2,915	14,961	16,162	6,245

Net Assets (000’s), end of period	$115,960	$48,529	$34,117	$32,993	$12,293

Expense Ratio (A)	1.12%	1.12%	1.12%	1.12%	1.12%

Investment Income Ratio (B)	1.76%	1.36%	0.86%	—	1.30%

Total Return (C)	10.55%	10.24%	18.69%	6.89%	14.88%

	Investment Company
	Mid-Cap Equity Index Fund(4)	Composite Fund(4)	International Fund(4)	Money Market Fund(4)	Mid-Term Bond Fund(4)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2016	2016	2016	2016	2016
Unit value, beginning of year	$3.503	$8.780	$0.842	$2.365	$2.329

Unit value, end of year	$4.175	$9.369	$0.847	$2.341	$2.384

Units outstanding (000’s), beginning of period (1)	—	—	—	—	—
Units Issued (000’s) (1)	27,102	3,637	2,147	757	7,852
Units Redeemed (000’s) (1)	(1,702)	(126)	(37)	(173)	(369)

Units Outstanding (000’s), end of period (1)	25,400	3,511	2,110	584	7,483

Net Assets (000’s), end of period	$106,037	$32,891	$1,787	$1,368	$17,836

Expense Ratio (A)	1.12%	1.12%	1.12%	1.12%	1.12%

Investment Income Ratio (B)	1.24%	2.05%	2.23%	—	2.59%

Total Return (C)	19.16%	6.71%	0.55%	-0.99%	2.34%

(1)	Unit activity for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(4)	Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the years or period ending in 2012 through 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	Bond Fund(4)	Retirement Income Fund(4)	2010 Retirement Fund(4)	2015 Retirement Fund(4)	2020 Retirement Fund(4)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2016	2016	2016	2016	2016
Unit value, beginning of year	$6.050	$1.352	$1.340	$1.329	$1.328

Unit value, end of year	$6.263	$1.420	$1.416	$1.415	$1.426

Units outstanding (000’s), beginning of period (1)	—	—	—	—	—
Units Issued (000’s) (1)	6,544	5,734	3,064	18,375	34,582
Units Redeemed (000’s) (1)	(530)	(350)	(230)	(931)	(2,535)

Units Outstanding (000’s), end of period (1)	6,014	5,384	2,834	17,444	32,047

Net Assets (000’s), end of period	$37,667	$7,644	$4,013	$24,686	$45,703

Expense Ratio (A)	1.12%	1.12%	1.12%	1.12%	1.12%

Investment Income Ratio (B)	2.76%	2.12%	2.27%	2.32%	1.92%

Total Return (C)	3.53%	4.99%	5.67%	6.51%	7.35%

	Investment Company
	2025 Retirement Fund(4)	2030 Retirement Fund(4)	2035 Retirement Fund(4)	2040 Retirement Fund(4)	2045 Retirement Fund(4)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2016	2016	2016	2016	2016
Unit value, beginning of year	$1.362	$1.396	$1.388	$1.382	$1.368

Unit value, end of year	$1.479	$1.528	$1.529	$1.526	$1.511

Units outstanding (000’s), beginning of period (1)	—	—	—	—	—
Units Issued (000’s) (1)	31,361	16,430	11,305	7,935	6,773
Units Redeemed (000’s) (1)	(1,285)	(770)	(501)	(448)	(96)

Units Outstanding (000’s), end of period (1)	30,076	15,660	10,804	7,487	6,677

Net Assets (000’s), end of period	$44,494	$23,926	$16,517	$11,422	$10,090

Expense Ratio (A)	1.12%	1.12%	1.12%	1.12%	1.12%

Investment Income Ratio (B)	1.72%	1.65%	1.54%	1.48%	1.49%

Total Return (C)	8.61%	9.48%	10.18%	10.41%	10.43%

(1)	Unit activity for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(4)	Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the years or period ending in 2012 through 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	2050 Retirement Fund(4)		2055 Retirement Fund		Conservative Allocation Fund(4)		Moderate Allocation Fund(4)		Aggressive Allocation Fund(4)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2016(1)		2016(2)		2016(1)		2016(1)		2016(1)
Unit value, beginning of year/period	$1.335		$1.000		$1.677		$2.040		$2.344

Unit value, end of year/period	$1.476		$1.038		$1.769		$2.201		$2.570

Units outstanding (000’s), beginning of period	—		—		—		—		—
Units Issued (000’s)	3,845		41		11,513		20,098		8,674
Units Redeemed (000’s)	(372)		—	(D)	(670)		(683)		(374)

Units Outstanding (000’s), end of period	3,473		41		10,843		19,415		8,300

Net Assets (000’s), end of period	$5,125		$42		$19,181		$42,726		$21,327

Expense Ratio (A)	1.12%		0.90%	(E)	1.12%		1.12%		1.12%

Investment Income Ratio (B)	1.07%		—		2.32%		2.17%		1.99%

Total Return (C)	10.53%		3.77%	(F)	5.51%		7.86%		9.62%

	Fidelity								Vanguard VIF Diversified Value Portfolio(4)
	VIP Equity- Income Portfolio(4)		VIP Asset Manager Portfolio(4)		VIP Contrafund Portfolio(4)		VIP Mid Cap Portfolio(4)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2016(1)		2016(1)		2016(1)		2016(1)		2016(1)
Unit value, beginning of year	$61.004		$43.541		$72.231		$66.301		$23.651

Unit value, end of year	$71.260		$44.427		$77.195		$73.654		$26.397

Units outstanding (000’s), beginning of period (1)	—		—		—		—		—
Units Issued (000’s) (1)	654		454		1,625		405		1,473
Units Redeemed (000’s) (1)	(30)		(41)		(70)		(25)		(85)

Units Outstanding (000’s), end of period (1)	624		413		1,555		380		1,388

Net Assets (000’s), end of period	$44,432		$18,360		$120,068		$28,012		$36,631

Expense Ratio (A)	1.02%	(G)	1.02%	(G)	1.02%	(G)	1.02%	(G)	1.12%

Investment Income Ratio (B)	2.38%		1.45%		0.79%		0.50%		2.66%

Total Return (C)	16.81%		2.04%		6.87%		11.09%		11.61%

(1)	Unit activity for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)	For the Period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(4)	Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the years or period ending in 2012 through 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Less than 500 units.
(E)	Annualized.
(F)	Not annualized.
(G)	Absent reimbursement by Fidelity, the annualized expense ratio would have been 1.12%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Vanguard		American Century VP Capital Appreciation Fund(4)		American Funds New World Fund(4)	Calvert VP SRI Balanced Portfolio(4)
	VIF International Portfolio(4)	VIF REIT Index Portfolio(4)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2016	2016	2016		2016	2016
Unit value, beginning of year	$25.152	$15.330	$38.992		$22.109	$4.882

Unit value, end of year	$25.345	$16.426	$39.905		$23.085	$5.206

Units outstanding (000’s), beginning of period (1)	—	—	—		—	—
Units Issued (000’s) (1)	1,512	1,031	1,287		65	3,026
Units Redeemed (000’s) (1)	(74)	(367)	(123)		(4)	(131)

Units Outstanding (000’s), end of period (1)	1,438	664	1,164		61	2,895

Net Assets (000’s), end of period	$36,451	$10,908	$46,443		$1,419	$15,073

Expense Ratio (A)	1.12%	1.12%	0.87%	(D)	1.12%	1.12%

Investment Income Ratio (B)	1.44%	2.08%	—		1.19%	1.86%

Total Return (C)	0.77%	7.15%	2.34%		4.41%	6.65%

	Deutsche Capital Growth VIP(4)	Oppenheimer Main Street Fund/VA(4)	PIMCO VIT Real Return Portfolio(4)		T. Rowe Price Blue Chip Growth Portfolio(4)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2016	2016	2016		2016
Unit value, beginning of year	$69.924	$37.810	$12.640		$22.412

Unit value, end of year	$72.077	$41.730	$13.144		$22.368

Units outstanding (000’s), beginning of period (1)	—	—	—		—
Units Issued (000’s) (1)	589	220	459		747
Units Redeemed (000’s) (1)	(63)	(24)	(35)		(98)

Units Outstanding (000’s), end of period (1)	526	196	424		649

Net Assets (000’s), end of period	$37,920	$8,185	$5,568		$14,506

Expense Ratio (A)	1.12%	1.12%	1.02%	(E)	0.97%	(F)

Investment Income Ratio (B)	0.82%	1.10%	2.47%		—

Total Return (C)	3.08%	10.37%	3.99%		-0.20%

(1)	Unit activity for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(4)	Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the years or period ending in 2012 through 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by American Century, the annualized expense ratio would have been 1.12%.
(E)	Absent reimbursement by PIMCO, the annualized expense ratio would have been 1.12%.
(F)	Absent reimbursement by T. Rowe Price, the annualized expense ratio would have been 1.12%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

Standard Units*

	Investment Company
	Equity Index Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$5.331	$5.330	$4.753	$3.643	$3.180

Unit value, end of year	$5.889	$5.331	$5.330	$4.753	$3.643

Units outstanding (000’s), beginning of year	53,148	57,445	55,789	59,193	61,506
Units Issued (000’s)	9,752	10,649	12,738	10,977	11,634
Units Redeemed (000’s)	(31,066)	(14,946)	(11,082)	(14,381)	(13,947)

Units Outstanding (000’s), end of year	31,834	53,148	57,445	55,789	59,193

Net Assets (000’s), end of year	$187,473	$283,348	$306,153	$265,139	$215,641

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.76%	1.59%	1.53%	1.63%	0.01%

Total Return (C)	10.46%	0.03%	12.14%	30.46%	14.56%

	Investment Company
	All America Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$15.100	$15.288	$13.919	$10.663	$9.406

Unit value, end of year	$16.633	$15.100	$15.288	$13.919	$10.663

Units outstanding (000’s), beginning of year	9,653	10,455	11,577	12,478	13,523
Units Issued (000’s)	625	939	933	1,294	1,440
Units Redeemed (000’s)	(4,656)	(1,741)	(2,055)	(2,195)	(2,485)

Units Outstanding (000’s), end of year	5,622	9,653	10,455	11,577	12,478

Net Assets (000’s), end of year	$93,508	$145,762	$159,836	$161,137	$133,058

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.36%	1.35%	1.25%	1.40%	—

Total Return (C)	10.16%	-1.23%	9.83%	30.53%	13.36%

*	Includes 401(k) Plans.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	Small Cap Value Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.921	$2.013	$1.937	$1.516	$1.329

Unit value, end of year	$2.279	$1.921	$2.013	$1.937	$1.516

Units outstanding (000’s), beginning of year	48,899	52,895	60,755	65,627	71,636
Units Issued (000’s)	5,179	6,114	5,698	9,887	10,172
Units Redeemed (000’s)	(23,657)	(10,110)	(13,558)	(14,759)	(16,181)

Units Outstanding (000’s), end of year	30,421	48,899	52,895	60,755	65,627

Net Assets (000’s), end of year	$69,317	$93,945	$106,473	$117,683	$99,475

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	0.86%	0.83%	1.26%	1.59%	—

Total Return (C)	18.60%	-4.56%	3.92%	27.79%	14.08%

	Investment Company
	Small Cap Growth Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.910	$1.980	$1.896	$1.359	$1.303

Unit value, end of year	$2.040	$1.910	$1.980	$1.896	$1.359

Units outstanding (000’s), beginning of year	58,519	59,683	73,999	70,509	79,438
Units Issued (000’s)	5,537	14,510	9,714	22,448	12,282
Units Redeemed (000’s)	(29,530)	(15,674)	(24,030)	(18,958)	(21,211)

Units Outstanding (000’s), end of year	34,526	58,519	59,683	73,999	70,509

Net Assets (000’s), end of year	$70,428	$111,758	$118,177	$140,289	$95,830

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	—	—	0.05%	—	—

Total Return (C)	6.81%	-3.55%	4.45%	39.49%	4.29%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	Mid Cap Value Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.714	$1.794	$1.596	$1.264	$1.153

Unit value, end of year	$1.967	$1.714	$1.794	$1.596	$1.264

Units outstanding (000’s), beginning of year	15,486	18,280	15,364	14,987	15,772
Units Issued (000’s)	3,546	4,109	9,251	5,650	3,664
Units Redeemed (000’s)	(9,522)	(6,903)	(6,335)	(5,273)	(4,449)

Units Outstanding (000’s), end of year	9,510	15,486	18,280	15,364	14,987

Net Assets (000’s), end of year	$18,707	$26,537	$32,800	$24,514	$18,943

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.30%	1.06%	0.80%	1.00%	—

Total Return (C)	14.79%	-4.50%	12.46%	26.23%	9.63%

	Investment Company
	Mid-Cap Equity Index Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$3.503	$3.632	$3.352	$2.547	$2.188

Unit value, end of year	$4.171	$3.503	$3.632	$3.352	$2.547

Units outstanding (000’s), beginning of year	58,446	63,510	69,280	66,532	70,910
Units Issued (000’s)	12,480	11,162	10,765	23,986	14,383
Units Redeemed (000’s)	(37,444)	(16,226)	(16,535)	(21,238)	(18,761)

Units Outstanding (000’s), end of year	33,482	58,446	63,510	69,280	66,532

Net Assets (000’s), end of year	$139,671	$204,755	$230,640	$232,260	$169,449

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.24%	1.12%	0.97%	1.04%	—

Total Return (C)	19.07%	-3.53%	8.33%	31.63%	16.39%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	Composite Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$8.780	$8.816	$8.178	$7.113	$6.448

Unit value, end of year	$9.362	$8.780	$8.816	$8.178	$7.113

Units outstanding (000’s), beginning of year	10,951	11,632	12,383	13,626	14,678
Units Issued (000’s)	887	1,139	841	1,327	1,272
Units Redeemed (000’s)	(5,351)	(1,820)	(1,592)	(2,570)	(2,324)

Units Outstanding (000’s), end of year	6,487	10,951	11,632	12,383	13,626

Net Assets (000’s), end of year	$60,732	$96,147	$102,547	$101,268	$96,928

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.05%	2.09%	1.93%	2.07%	0.02%

Total Return (C)	6.63%	-0.41%	7.80%	14.97%	10.32%

	Investment Company
	International Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$0.842	$0.858	$0.924	$0.776	$0.662

Unit value, end of year	$0.846	$0.842	$0.858	$0.924	$0.776

Units outstanding (000’s), beginning of year	9,614	8,706	9,019	9,256	7,800
Units Issued (000’s)	2,623	3,212	2,354	3,295	3,665
Units Redeemed (000’s)	(5,002)	(2,304)	(2,667)	(3,532)	(2,209)

Units Outstanding (000’s), end of year	7,235	9,614	8,706	9,019	9,256

Net Assets (000’s), end of year	$6,124	$8,099	$7,470	$8,334	$7,186

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.23%	2.63%	1.49%	2.04%	0.03%

Total Return (C)	0.48%	-1.81%	-7.15%	19.05%	17.33%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	Money Market Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$2.365	$2.396	$2.429	$2.462	$2.496

Unit value, end of year	$2.340	$2.365	$2.396	$2.429	$2.462

Units outstanding (000’s), beginning of year	9,755	11,341	12,778	15,265	17,362
Units Issued (000’s)	2,374	2,583	2,653	4,175	3,815
Units Redeemed (000’s)	(4,137)	(4,169)	(4,090)	(6,662)	(5,912)

Units Outstanding (000’s), end of year	7,992	9,755	11,341	12,778	15,265

Net Assets (000’s), end of year	$18,698	$23,067	$27,173	$31,034	$37,579

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	—	—	—	—	—

Total Return (C)	-1.06%	-1.31%	-1.34%	-1.35%	-1.36%

	Investment Company
	Mid-Term Bond Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$2.329	$2.343	$2.297	$2.338	$2.290

Unit value, end of year	$2.382	$2.329	$2.343	$2.297	$2.338

Units outstanding (000’s), beginning of year	23,061	24,803	27,517	33,149	35,372
Units Issued (000’s)	3,893	4,759	4,104	5,503	7,669
Units Redeemed (000’s)	(13,099)	(6,501)	(6,818)	(11,135)	(9,892)

Units Outstanding (000’s), end of year	13,855	23,061	24,803	27,517	33,149

Net Assets (000’s), end of year	$33,000	$53,712	$58,116	$63,219	$77,511

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.59%	2.28%	2.56%	2.78%	0.04%

Total Return (C)	2.27%	-0.60%	1.99%	-1.74%	2.10%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	Bond Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$6.050	$6.103	$5.810	$5.935	$5.670

Unit value, end of year	$6.258	$6.050	$6.103	$5.810	$5.935

Units outstanding (000’s), beginning of year	19,149	20,888	21,938	23,438	23,165
Units Issued (000’s)	4,053	3,635	4,088	8,512	6,942
Units Redeemed (000’s)	(11,090)	(5,374)	(5,138)	(10,012)	(6,669)

Units Outstanding (000’s), end of year	12,112	19,149	20,888	21,938	23,438

Net Assets (000’s), end of year	$75,803	$115,846	$127,482	$127,463	$139,096

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.76%	3.08%	2.91%	2.95%	0.03%

Total Return (C)	3.45%	-0.87%	5.04%	-2.10%	4.66%

	Investment Company
	Retirement Income Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.352	$1.362	$1.294	$1.220	$1.152

Unit value, end of year	$1.419	$1.352	$1.362	$1.294	$1.220

Units outstanding (000’s), beginning of year	11,481	10,750	9,177	8,962	8,162
Units Issued (000’s)	4,715	5,704	5,433	4,937	4,531
Units Redeemed (000’s)	(8,880)	(4,973)	(3,860)	(4,722)	(3,731)

Units Outstanding (000’s), end of year	7,316	11,481	10,750	9,177	8,962

Net Assets (000’s), end of year	$10,380	$15,526	$14,642	$11,877	$10,929

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.12%	1.76%	1.63%	0.00%	2.36%

Total Return (C)	4.91%	-0.71%	5.23%	6.13%	5.88%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	2010 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.340	$1.351	$1.279	$1.158	$1.068

Unit value, end of year	$1.415	$1.340	$1.351	$1.279	$1.158

Units outstanding (000’s), beginning of year	6,188	6,133	6,527	7,087	7,327
Units Issued (000’s)	1,537	1,712	1,628	2,539	3,176
Units Redeemed (000’s)	(5,243)	(1,657)	(2,022)	(3,099)	(3,416)

Units Outstanding (000’s), end of year	2,482	6,188	6,133	6,527	7,087

Net Assets (000’s), end of year	$3,511	$8,292	$8,285	$8,346	$8,203

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.27%	2.13%	1.93%	0.00%	2.38%

Total Return (C)	5.59%	-0.80%	5.65%	10.46%	8.39%

	Investment Company
	2015 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.329	$1.341	$1.267	$1.117	$1.022

Unit value, end of year	$1.414	$1.329	$1.341	$1.267	$1.117

Units outstanding (000’s), beginning of year	35,223	36,928	37,589	39,009	36,243
Units Issued (000’s)	7,171	10,621	11,203	15,347	17,245
Units Redeemed (000’s)	(26,451)	(12,326)	(11,864)	(16,767)	(14,479)

Units Outstanding (000’s), end of year	15,943	35,223	36,928	37,589	39,009

Net Assets (000’s), end of year	$22,545	$46,800	$49,526	$47,616	$43,561

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.32%	2.05%	1.83%	0.01%	2.10%

Total Return (C)	6.43%	-0.93%	5.88%	13.44%	9.28%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	2020 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.328	$1.343	$1.266	$1.088	$0.986

Unit value, end of year	$1.425	$1.328	$1.343	$1.266	$1.088

Units outstanding (000’s), beginning of year	77,960	69,565	64,446	52,040	42,477
Units Issued (000’s)	23,118	29,664	25,163	27,831	23,346
Units Redeemed (000’s)	(50,402)	(21,269)	(20,044)	(15,425)	(13,783)

Units Outstanding (000’s), end of year	50,676	77,960	69,565	64,446	52,040

Net Assets (000’s), end of year	$72,216	$103,569	$93,409	$81,575	$56,623

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.92%	1.75%	1.38%	0.01%	1.91%

Total Return (C)	7.27%	-1.06%	6.08%	16.33%	10.36%

	Investment Company
	2025 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.362	$1.380	$1.293	$1.081	$0.969

Unit value, end of year	$1.478	$1.362	$1.380	$1.293	$1.081

Units outstanding (000’s), beginning of year	78,228	67,887	63,819	53,778	41,690
Units Issued (000’s)	26,576	26,487	20,965	26,822	23,089
Units Redeemed (000’s)	(46,894)	(16,146)	(16,897)	(16,781)	(11,001)

Units Outstanding (000’s), end of year	57,910	78,228	67,887	63,819	53,778

Net Assets (000’s), end of year	$85,607	$106,557	$93,687	$82,537	$58,113

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.72%	1.60%	1.20%	0.02%	1.76%

Total Return (C)	8.53%	-1.30%	6.71%	19.68%	11.55%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	2030 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.396	$1.416	$1.321	$1.081	$0.962

Unit value, end of year	$1.527	$1.396	$1.416	$1.321	$1.081

Units outstanding (000’s), beginning of year	57,899	50,653	47,430	41,160	33,092
Units Issued (000’s)	18,475	20,065	15,493	18,792	17,579
Units Redeemed (000’s)	(29,801)	(12,819)	(12,270)	(12,522)	(9,511)

Units Outstanding (000’s), end of year	46,573	57,899	50,653	47,430	41,160

Net Assets (000’s), end of year	$71,103	$80,799	$71,700	$62,659	$44,478

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.65%	1.55%	1.15%	0.02%	1.67%

Total Return (C)	9.40%	-1.41%	7.15%	22.25%	12.34%

	Investment Company
	2035 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.388	$1.410	$1.318	$1.059	$0.937

Unit value, end of year	$1.528	$1.388	$1.410	$1.318	$1.059

Units outstanding (000’s), beginning of year	47,810	41,438	38,511	33,044	25,363
Units Issued (000’s)	16,519	15,613	14,865	15,471	14,685
Units Redeemed (000’s)	(22,631)	(9,241)	(11,938)	(10,004)	(7,004)

Units Outstanding (000’s), end of year	41,698	47,810	41,438	38,511	33,044

Net Assets (000’s), end of year	$63,701	$66,337	$58,410	$50,747	$34,994

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.54%	1.45%	1.05%	0.02%	1.50%

Total Return (C)	10.10%	-1.56%	6.97%	24.43%	13.03%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	2040 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.382	$1.407	$1.322	$1.052	$0.929

Unit value, end of year	$1.524	$1.382	$1.407	$1.322	$1.052

Units outstanding (000’s), beginning of year	38,613	35,020	35,092	30,913	24,331
Units Issued (000’s)	13,821	12,116	10,162	13,906	13,528
Units Redeemed (000’s)	(17,479)	(8,523)	(10,234)	(9,727)	(6,946)

Units Outstanding (000’s), end of year	34,955	38,613	35,020	35,092	30,913

Net Assets (000’s), end of year	$53,285	$53,351	$49,286	$46,405	$32,523

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.48%	1.39%	1.04%	0.03%	1.46%

Total Return (C)	10.33%	-1.82%	6.42%	25.69%	13.27%

	Investment Company
	2045 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.368	$1.395	$1.315	$1.042	$0.921

Unit value, end of year	$1.510	$1.368	$1.395	$1.315	$1.042

Units outstanding (000’s), beginning of year	46,205	42,514	41,653	37,864	28,787
Units Issued (000’s)	15,040	13,751	12,951	15,650	17,199
Units Redeemed (000’s)	(18,573)	(10,060)	(12,090)	(11,861)	(8,122)

Units Outstanding (000’s), end of year	42,672	46,205	42,514	41,653	37,864

Net Assets (000’s), end of year	$64,436	$63,229	$59,288	$54,760	$39,446

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.49%	1.41%	1.02%	0.03%	1.39%

Total Return (C)	10.35%	-1.87%	6.08%	26.19%	13.09%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	2050 Retirement Fund						2055 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2012(1)		Period Ended December 31, 2016(2)
	2016	2015	2014	2013
Unit value, beginning of year/period	$1.335	$1.361	$1.286	$1.015	$1.000		$1.000

Unit value, end of year/period	$1.475	$1.335	$1.361	$1.286	$1.015		$1.037

Units outstanding (000’s), beginning of year/period	15,046	9,097	4,702	493	—		—
Units Issued (000’s)	12,903	9,765	6,532	5,100	518		451
Units Redeemed (000’s)	(8,006)	(3,816)	(2,137)	(891)	(25)		—	(D)

Units Outstanding (000’s), end of year/period	19,943	15,046	9,097	4,702	493		451

Net Assets (000’s), end of year/period	$29,410	$20,089	$12,384	$6,046	$500		$468

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%	(E)	1.20%	(E)

Investment Income Ratio (B)	1.07%	0.83%	0.15%	0.04%	—		—

Total Return (C)	10.45%	-1.91%	5.87%	26.66%	1.51%	(F)	3.70%	(F)

	Investment Company
	Conservative Allocation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$1.677	$1.690	$1.604	$1.512	$1.425

Unit value, end of year	$1.768	$1.677	$1.690	$1.604	$1.512

Units outstanding (000’s), beginning of year	25,936	25,746	23,231	23,645	19,459
Units Issued (000’s)	6,423	7,935	9,875	9,467	12,170
Units Redeemed (000’s)	(17,184)	(7,745)	(7,360)	(9,881)	(7,984)

Units Outstanding (000’s), end of year	15,175	25,936	25,746	23,231	23,645

Net Assets (000’s), end of year	$26,825	$43,485	$43,598	$37,260	$35,756

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.32%	2.07%	2.14%	0.04%	2.45%

Total Return (C)	5.43%	-0.76%	5.34%	6.06%	6.15%

(1)	For the period October 1, 2012 (Initial Offering Date of Units) to December 31, 2012.
(2)	For the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.

(A)(B)(C) Refer to explanatory notes.

(D)	Less than 500 units.
(E)	Annualized.
(F)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Investment Company
	Moderate Allocation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$2.040	$2.062	$1.937	$1.695	$1.547

Unit value, end of year	$2.199	$2.040	$2.062	$1.937	$1.695

Units outstanding (000’s), beginning of year	54,387	55,236	57,199	56,603	51,632
Units Issued (000’s)	11,218	11,624	12,024	17,477	17,293
Units Redeemed (000’s)	(31,321)	(12,473)	(13,987)	(16,881)	(12,322)

Units Outstanding (000’s), end of year	34,284	54,387	55,236	57,199	56,603

Net Assets (000’s), end of year	$75,393	$110,970	$113,883	$110,815	$95,948

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.17%	2.04%	1.82%	0.02%	2.18%

Total Return (C)	7.78%	-1.04%	6.42%	14.29%	9.58%

	Investment Company
	Aggressive Allocation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$2.344	$2.382	$2.239	$1.824	$1.628

Unit value, end of year	$2.568	$2.344	$2.382	$2.239	$1.824

Units outstanding (000’s), beginning of year	36,104	37,261	39,964	42,816	42,489
Units Issued (000’s)	5,434	6,181	6,501	8,525	10,300
Units Redeemed (000’s)	(16,088)	(7,338)	(9,204)	(11,377)	(9,973)

Units Outstanding (000’s), end of year	25,450	36,104	37,261	39,964	42,816

Net Assets (000’s), end of year	$65,349	$84,636	$88,742	$89,477	$78,116

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.99%	1.83%	1.55%	0.03%	1.79%

Total Return (C)	9.54%	-1.57%	6.37%	22.72%	12.06%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Fidelity
	VIP Equity-Income Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$61.004	$64.219	$59.726	$47.118	$40.611

Unit value, end of year	$71.207	$61.004	$64.219	$59.726	$47.118

Units outstanding (000’s), beginning of year	2,026	2,291	2,482	2,646	2,871
Units Issued (000’s)	280	225	322	505	398
Units Redeemed (000’s)	(1,005)	(490)	(513)	(669)	(623)

Units Outstanding (000’s), end of year	1,301	2,026	2,291	2,482	2,646

Net Assets (000’s), end of year	$92,665	$123,611	$147,104	$148,264	$124,675

Expense Ratio (A)(D)	1.10%	1.10%	1.10%	1.10%	1.10%

Investment Income Ratio (B)	2.38%	3.10%	2.83%	2.56%	3.19%

Total Return (C)	16.73%	-5.01%	7.52%	26.76%	16.02%

	Fidelity
	VIP Asset Manager Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$43.541	$43.964	$42.002	$36.698	$32.987

Unit value, end of year	$44.395	$43.541	$43.964	$42.002	$36.698

Units outstanding (000’s), beginning of year	1,525	1,634	1,740	1,961	2,042
Units Issued (000’s)	163	316	269	301	338
Units Redeemed (000’s)	(790)	(425)	(375)	(522)	(419)

Units Outstanding (000’s), end of year	898	1,525	1,634	1,740	1,961

Net Assets (000’s), end of year	$39,855	$66,429	$71,833	$73,098	$71,950

Expense Ratio (A)(D)	1.10%	1.10%	1.10%	1.10%	1.10%

Investment Income Ratio (B)	1.45%	1.56%	1.53%	1.59%	1.59%

Total Return (C)	1.96%	-0.96%	4.67%	14.45%	11.25%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.20%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Fidelity
	VIP Contrafund Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$72.231	$72.513	$65.493	$50.432	$43.801

Unit value, end of year	$77.138	$72.231	$72.513	$65.493	$50.432

Units outstanding (000’s), beginning of year	5,014	5,386	5,767	6,355	6,811
Units Issued (000’s)	403	578	622	766	942
Units Redeemed (000’s)	(2,666)	(950)	(1,003)	(1,354)	(1,398)

Units Outstanding (000’s), end of year	2,751	5,014	5,386	5,767	6,355

Net Assets (000’s), end of year	$212,189	$362,048	$390,527	$377,683	$320,473

Expense Ratio (A)(D)	1.10%	1.10%	1.10%	1.10%	1.10%

Investment Income Ratio (B)	0.79%	1.02%	0.97%	1.09%	1.37%

Total Return (C)	6.79%	-0.39%	10.72%	29.86%	15.14%

	Fidelity
	VIP Mid Cap Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$66.301	$67.973	$64.662	$47.986	$42.252

Unit value, end of year	$73.600	$66.301	$67.973	$64.662	$47.986

Units outstanding (000’s), beginning of year	1,217	1,328	1,504	1,585	1,763
Units Issued (000’s)	154	210	220	375	330
Units Redeemed (000’s)	(688)	(321)	(396)	(456)	(508)

Units Outstanding (000’s), end of year	683	1,217	1,328	1,504	1,585

Net Assets (000’s), end of year	$50,260	$80,679	$90,238	$97,236	$76,036

Expense Ratio (A)(D)	1.10%	1.10%	1.10%	1.10%	1.10%

Investment Income Ratio (B)	0.50%	0.49%	0.25%	0.54%	0.63%

Total Return (C)	11.01%	-2.46%	5.12%	34.75%	13.57%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.20%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Vanguard
	VIF Diversified Value Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$23.651	$24.519	$22.596	$17.672	$15.353

Unit value, end of year	$26.378	$23.651	$24.519	$22.596	$17.672

Units outstanding (000’s), beginning of year	3,415	3,838	3,578	3,570	3,279
Units Issued (000’s)	672	645	1,176	1,046	1,286
Units Redeemed (000’s)	(2,311)	(1,068)	(916)	(1,038)	(995)

Units Outstanding (000’s), end of year	1,776	3,415	3,838	3,578	3,570

Net Assets (000’s), end of year	$46,853	$80,693	$94,101	$80,858	$63,088

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.66%	2.56%	2.07%	2.08%	2.23%

Total Return (C)	11.53%	-3.54%	8.51%	27.86%	15.10%

	Vanguard
	VIF International Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$25.152	$25.659	$27.645	$22.676	$19.103

Unit value, end of year	$25.326	$25.152	$25.659	$27.645	$22.676

Units outstanding (000’s), beginning of year	4,878	5,122	5,664	4,237	4,409
Units Issued (000’s)	602	764	631	2,918	935
Units Redeemed (000’s)	(2,590)	(1,008)	(1,173)	(1,491)	(1,107)

Units Outstanding (000’s), end of year	2,890	4,878	5,122	5,664	4,237

Net Assets (000’s), end of year	$73,198	$122,741	$131,425	$156,594	$96,066

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.44%	1.86%	1.45%	1.53%	2.01%

Total Return (C)	0.69%	-1.98%	-7.18%	21.92%	18.70%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Vanguard
	VIF REIT Index Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,			Period Ended December 31, 2013(1)
	2016	2015	2014
Unit value, beginning of year/period	$15.330	$15.178	$11.807	$12.330

Unit value, end of year/period	$16.414	$15.330	$15.178	$11.807

Units outstanding (000’s), beginning of year/period	1,384	1,756	150	—
Units Issued (000’s)	2,124	1,146	2,041	158
Units Redeemed (000’s)	(2,609)	(1,518)	(435)	(8)

Units Outstanding (000’s), end of year/period	899	1,384	1,756	150

Net Assets (000’s), end of year/period	$14,753	$21,217	$26,649	$1,774

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	(D)

Investment Income Ratio (B)	2.08%	2.09%	1.28%	—

Total Return (C)	7.07%	1.00%	28.55%	-4.24%	(E)

	American Century
	VP Capital Appreciation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$38.992	$38.617	$36.051	$27.797	$24.192

Unit value, end of year	$39.875	$38.992	$38.617	$36.051	$27.797

Units outstanding (000’s), beginning of year	4,209	4,094	4,833	5,350	5,501
Units Issued (000’s)	383	1,183	615	1,021	1,545
Units Redeemed (000’s)	(2,357)	(1,068)	(1,354)	(1,538)	(1,696)

Units Outstanding (000’s), end of year	2,235	4,209	4,094	4,833	5,350

Net Assets (000’s), end of year	$89,130	$164,121	$158,114	$174,217	$148,712

Expense Ratio (A)(F)	0.95%	0.95%	0.95%	0.95%	0.95%

Investment Income Ratio (B)	—	—	—	—	—

Total Return (C)	2.26%	0.97%	7.12%	29.69%	14.90%

(1)	For the period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by American Century, the expense ratio would have been 1.20%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	American Funds
	New World Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,			Period Ended December 31, 2013(1)
	2016	2015	2014
Unit value, beginning of year/period	$22.109	$23.058	$25.268	$23.490

Unit value, end of year/period	$23.067	$22.109	$23.058	$25.268

Units outstanding (000’s), beginning of year/period	110	79	34	—
Units Issued (000’s)	55	73	66	36
Units Redeemed (000’s)	(86)	(42)	(21)	(2)

Units Outstanding (000’s), end of year/period	79	110	79	34

Net Assets (000’s), end of year/period	$1,833	$2,430	$1,813	$866

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	(D)

Investment Income Ratio (B)	1.19%	0.90%	1.71%	2.03%	(E)

Total Return (C)	4.33%	-4.12%	-8.75%	7.57%	(E)

	Calvert
	VP SRI Balanced Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$4.882	$5.052	$4.665	$4.001	$3.665

Unit value, end of year	$5.203	$4.882	$5.052	$4.665	$4.001

Units outstanding (000’s), beginning of year	12,937	13,495	14,532	15,622	15,892
Units Issued (000’s)	1,210	1,698	1,507	2,297	2,103
Units Redeemed (000’s)	(5,382)	(2,256)	(2,544)	(3,387)	(2,373)

Units Outstanding (000’s), end of year	8,765	12,937	13,495	14,532	15,622

Net Assets (000’s), end of year	$45,602	$63,159	$68,174	$67,796	$62,507

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.86%	0.12%	1.59%	1.08%	1.25%

Total Return (C)	6.57%	-3.36%	8.28%	16.60%	9.19%

(1)	For the period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	Deutsche
	Capital Growth VIP
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$69.924	$65.153	$58.373	$43.874	$38.264

Unit value, end of year	$72.023	$69.924	$65.153	$58.373	$43.874

Units outstanding (000’s), beginning of year	2,472	2,411	2,590	2,959	3,166
Units Issued (000’s)	213	447	279	253	421
Units Redeemed (000’s)	(1,190)	(386)	(458)	(622)	(628)

Units Outstanding (000’s), end of year	1,495	2,472	2,411	2,590	2,959

Net Assets (000’s), end of year	$107,660	$172,881	$157,107	$151,168	$129,804

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	0.82%	0.69%	0.62%	1.26%	0.88%

Total Return (C)	3.00%	7.32%	11.61%	33.05%	14.66%

	Oppenheimer
	Main Street Fund/VA
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2016	2015	2014	2013	2012
Unit value, beginning of year	$37.810	$37.034	$33.863	$26.006	$22.522

Unit value, end of year	$41.699	$37.810	$37.034	$33.863	$26.006

Units outstanding (000’s), beginning of year	525	566	501	526	435
Units Issued (000’s)	211	134	212	182	252
Units Redeemed (000’s)	(390)	(175)	(147)	(207)	(161)

Units Outstanding (000’s), end of year	346	525	566	501	526

Net Assets (000’s), end of year	$14,445	$19,857	$20,961	$16,982	$13,675

Expense Ratio (A)	1.20%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.10%	0.92%	0.81%	1.08%	0.96%

Total Return (C)	10.28%	2.10%	9.37%	30.21%	15.47%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

	PIMCO
	VIT Real Return Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,			Period Ended December 31, 2013(1)
	2016	2015	2014
Unit value, beginning of year/period	$12.640	$13.131	$12.879	$13.220

Unit value, end of year/period	$13.134	$12.640	$13.131	$12.879

Units outstanding (000’s), beginning of year/period	508	577	196	—
Units Issued (000’s)	321	238	575	217
Units Redeemed (000’s)	(563)	(307)	(194)	(21)

Units Outstanding (000’s), end of year/period	266	508	577	196

Net Assets (000’s), end of year/period	$3,492	$6,427	$7,574	$2,518

Expense Ratio (A)(F)	1.10%	1.10%	1.10%	1.10%	(D)

Investment Income Ratio (B)	2.47%	4.27%	1.36%	2.85%	(E)

Total Return (C)	3.91%	-3.74%	1.96%	-2.58%	(E)

	T. Rowe Price
	Blue Chip Growth Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,			Period Ended December 31, 2013(1)
	2016	2015	2014
Unit value, beginning of year/period	$22.412	$20.398	$18.892	$16.420

Unit value, end of year/period	$22.351	$22.412	$20.398	$18.892

Units outstanding (000’s), beginning of year/period	2,120	649	191	—
Units Issued (000’s)	621	2,055	702	202
Units Redeemed (000’s)	(1,995)	(584)	(244)	(11)

Units Outstanding (000’s), end of year/period	746	2,120	649	191

Net Assets (000’s), end of year/period	$16,684	$47,526	$13,234	$3,615

Expense Ratio (A)(G)	1.05%	1.05%	1.05%	1.05%	(D)

Investment Income Ratio (B)	—	—	—	0.04%	(E)

Total Return (C)	-0.27%	9.88%	7.97%	15.05%	(E)

(1)	For the Period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by PIMCO, the annualized expense ratio would have been 1.20%.
(G)	Absent reimbursement by T. Rowe Price, the annualized expense ratio would have been 1.20%.

Explanatory notes:

(A)	This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

4. Financial Highlights (Continued)

(B)	This amount represents the dividends, excluding distributions of capital gains, received by the Separate Account fund from the underlying fund, net of the underlying fund’s net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C)	The total return is calculated for each year indicated or from the effective date through the end of the reporting period. It includes changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

5. Subsequent Events

Management, on behalf of the Company, has evaluated the need for disclosures and/or adjustments to the financial statements resulting from subsequent events. As a result of this evaluation, no additional subsequent events require disclosure and/or adjustment to the financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

Consolidated Statutory Financial Statements

For The Years Ended December 31, 2016, 2015 and 2014

Together With Independent Auditors’ Report

KPMG LLP 345 Park Avenue New York, NY 10154-0102

INDEPENDENT AUDITORS’ REPORT

The Board of Directors

Mutual of America Life Insurance Company:

We have audited the accompanying consolidated statutory statements of financial condition of Mutual of America Life Insurance Company and its subsidiaries as of December 31, 2016 and 2015, and the related consolidated statutory statements of operations and surplus, and cash flow for each of the years in the three- year period ended December 31, 2016. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States) and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Notes 1 and 9 to the consolidated financial statements, the financial statements are prepared by Mutual of America Life Insurance Company using statutory accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Notes 1 and 9 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles the financial position of Mutual of America Life Insurance Company as of December 31, 2016 and 2015, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2016.

Also, in our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Mutual of America Life Insurance Company and its subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flow for each of the years in the three-year period ended December 31, 2016, in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services described in Notes 1 and 9.

March 14, 2017

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

CONSOLIDATED STATUTORY STATEMENTS OF FINANCIAL CONDITION

For the Years Ended December 31, 2016 and 2015

	2016	2015
ASSETS
General Account assets
Bonds and notes	$7,968,479,079	$7,676,374,649
Common stocks	60,527,862	24,856,466
Cash, cash equivalents and short-term investments	86,482,482	47,903,412
Guaranteed funds transferable	13,206,360	15,629,260
Real estate	226,581,189	233,531,715
Policy loans	107,052,603	107,613,584
Investment income accrued	79,237,511	78,057,765
Deferred federal income taxes	49,194,494	84,576,858
Other assets	12,312,720	12,398,352

Total General Account assets	8,603,074,300	8,280,942,061
Separate Account assets	10,448,517,230	9,590,591,503

TOTAL ASSETS	$19,051,591,530	$17,871,533,564

LIABILITIES AND SURPLUS
General Account liabilities
Insurance and annuity reserves	$7,156,228,675	$6,811,363,297
Other contract holders liabilities and reserves	5,090,519	4,884,344
Interest maintenance reserve	72,461,795	92,792,332
Other liabilities	290,300,726	259,494,613

Total General Account liabilities before asset valuation reserve	7,524,081,715	7,168,534,586
Separate Account reserves and other liabilities	10,448,517,230	9,590,591,503

Total liabilities before asset valuation reserve	17,972,598,946	16,759,126,089
Asset valuation reserve	85,637,124	80,298,567

Total liabilities	18,058,236,070	16,839,424,656

SURPLUS
Assigned surplus	1,150,000	1,150,000
Unassigned surplus	992,205,460	1,030,958,908

Total surplus	993,355,460	1,032,108,908

TOTAL LIABILITIES AND SURPLUS	$19,051,591,530	$17,871,533,564

See accompanying notes to consolidated statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

CONSOLIDATED STATUTORY STATEMENTS OF OPERATIONS AND SURPLUS

For the Years Ended December 31, 2016, 2015 and 2014

	2016	2015	2014
INCOME
Premium and annuity considerations	$2,253,715,293	$2,033,103,490	$1,952,908,639
Life and disability insurance premiums	10,235,240	10,509,138	11,191,066

Total considerations and premiums	2,263,950,533	2,043,612,628	1,964,099,705
Separate Account investment and administrative fees	93,004,995	95,340,292	89,698,298
Net investment income	333,917,619	348,819,999	357,524,190
Other, net	6,384,006	6,335,198	7,276,832

Total income	2,697,257,153	2,494,108,117	2,418,599,025

DEDUCTIONS
Change in insurance annuity reserves	376,975,017	139,460,604	435,550,469
Annuity and surrender benefits	2,015,973,726	2,039,137,660	1,664,359,487
Death and disability benefits	7,991,819	8,737,014	9,538,618
Operating expenses	268,352,928	243,445,835	245,888,421

Total deductions	2,669,293,490	2,430,781,113	2,355,336,995

Net gain before dividends	27,963,663	63,327,004	63,262,030
Dividends to contract holders and policyholders	(63,944)	(81,343)	(67,455)

Net gain from operations	27,899,719	63,245,661	63,194,575
Federal income tax benefit (expense)	672,894	975,464	(1,251,483)
Net realized capital gains	(11,863,294)	505,463	1,145,704

Net income	16,709,319	64,726,588	63,088,796

SURPLUS TRANSACTIONS
Change in:
Asset valuation reserve	(5,338,557)	(735,691)	(6,822,845)
Unrealized (depreciation)	3,156,339	(4,963,772)	(1,840,793)
Nonadmitted assets:
Prepaid assets and other, net	2,265,353	(2,581,526)	(2,530,720)
Net deferred income tax asset	(36,045,902)	(11,161,734)	8,794,813
Accounting related to:
Qualified pension plan	(10,900,000)	(11,900,000)	(600,000)
Nonqualified deferred compensation plan	(6,000,000)	(300,000)	(5,700,000)
Post retirement medical benefit plan	(2,600,000)	(1,600,000)	(4,900,000)

Net change in surplus	(38,753,448)	31,483,865	49,489,251

SURPLUS
Beginning of year	1,032,108,908	1,000,625,043	951,135,792

End of year	$993,355,460	$1,032,108,908	$1,000,625,043

See accompanying notes to consolidated statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

CONSOLIDATED STATUTORY STATEMENTS OF CASH FLOW

For the Years Ended December 31, 2016, 2015 and 2014

	2016	2015	2014
CASH FLOWS FROM OPERATIONS
Premium and other income collected	$2,263,918,247	$2,043,600,263	$1,964,174,210
Net investment income	339,473,671	353,472,257	361,469,037
Separate Account investment and administrative fees	93,000,481	95,332,263	89,689,913
Benefit payments	(2,029,929,957)	(2,055,356,741)	(1,683,128,624)
Net transfers (to) from separate accounts	(14,438,990)	(76,235,975)	(428,631,831)
Investment and operating expenses paid	(259,777,342)	(246,387,330)	(222,891,504)
Other, net	5,110,862	6,837,617	8,227,562
Dividends paid to policyholders	(64,344)	(85,480)	(69,940)

Net cash from operations	397,292,628	121,176,874	88,838,823

CASH FLOWS FROM INVESTMENTS
Proceeds from investments sold, matured or repaid:
Bonds	1,456,322,284	1,435,985,740	1,279,785,882
Common stock	13,342,235	6,538,752	11,989,958
Other invested assets	3,726,432	3,979,338	4,026,840
Other	32,214,525	2,454,152	10,052,772

Total	1,505,605,476	1,448,957,982	1,305,855,452

Costs of investment acquired:
Bonds	(1,790,692,911)	(1,535,339,686)	(1,359,354,526)
Common stock	(45,791,196)	(6,927,514)	(9,874,975)
Real estate	(1,934,030)	(4,240,227)	(8,898,722)
Other	(15,690,731)	(6,253,899)	—

Total	(1,854,108,868)	(1,552,761,326)	(1,378,128,223)

Net change in policy loans	560,981	262,092	(1,339,320)

Net cash used in investment activity	(347,942,411)	(103,541,252)	(73,612,091)

CASH FLOW FROM FINANCING AND OTHER SOURCES
Net withdrawals on deposit-type contracts	(6,029,962)	(3,947,249)	(17,419,077)
Other cash applied	(4,741,185)	(6,534,719)	3,301,831

Net cash used in financing and others sources	(10,771,147)	(10,481,968)	(14,117,246)

Net change in cash, cash equivalents and short-term investments	38,579,070	7,153,654	1,109,486

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS:
Beginning of year	47,903,412	40,749,758	39,640,272

End of year	$86,482,482	$47,903,412	$40,749,758

See accompanying notes to consolidated statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

December 31, 2016, 2015 and 2014

1. Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying financial statements include the consolidated accounts of Mutual of America Life Insurance Company (Mutual of America) and its wholly owned subsidiaries (collectively referred to as the Company), as permitted by the New York State Department of Financial Services. Mutual of America Holding Company LLC (Holdings) is a wholly-owned subsidiary of Mutual of America. Its purpose is to act as a holding company organization for activities to be carried out by its subsidiary operating companies, which presently consist of Mutual of America Securities LLC (Securities), Mutual of America Capital Management LLC (Capital Management), and 320 Park Analytics LLC (320 Park). Securities, the broker-dealer, is the distributor of Mutual of America Institutional Funds (Institutional Funds), an affiliate. Capital Management is the investment advisor to the General Account of Mutual of America, Mutual of America Investment Corporation (Investment Corporation), an affiliate, and Institutional Funds. 320 Park provides independent analysis or benchmarking services to assist plan sponsors. All intercompany balances and transactions have been eliminated in consolidation.

Nature of Operations

Mutual of America provides retirement and employee benefit plans in the small to medium-size company market, principally to employees in the not-for-profit social health and welfare field. In recent years, the Company has expanded to include for-profit organizations in the small to medium-size company market. The insurance company in the group is licensed in all 50 states and the District of Columbia. Sales operations are conducted primarily through a network of regional offices staffed by salaried consultants.

Basis of Presentation

The accompanying consolidated statutory financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services (New York Department). Such practices differ from U.S. generally accepted accounting principles (GAAP). The significant variances between such practices and GAAP are described in Note 9. The ability of the Company to fulfill its obligations to contract holders and policyholders is of primary concern to insurance regulatory authorities.

The National Association of Insurance Commissioners (NAIC) has codified statutory accounting principles (Codification). The New York Department issued Regulation No. 172 (Regulation No. 172), which adopted Codification as the prescribed basis of accounting for its domestic insurers. Periodically, the New York Department amends Regulation No. 172 for revisions in the prescribed basis of accounting. All changes required by New York Regulation No. 172, as amended through December 31, 2015, are reflected in the accompanying consolidated statutory financial statements.

The preparation of the Company’s consolidated statutory financial statements requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, income and deductions at the date of the financial statements. Actual results may differ from these estimates. The most significant estimates include those used in the recognition of other-than temporary impairments, the valuation of insurance and annuity reserves and the valuation of deferred tax assets.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2016, 2015 and 2014

1. Summary of Significant Accounting Policies (Continued)

Asset Valuations

Cash, Cash Equivalents, and Short-term Investments — Cash equivalents are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of ninety days or less. Short-term investments are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of one year or less. Short-term investment transactions are recorded on a trade date basis.

Bonds and Notes — Investment valuations are prescribed by the NAIC. Bonds, which include asset-backed and mortgage-backed investments qualifying for amortization, and notes, are stated at amortized cost. Amortization of bond premium or discount is calculated using the constant yield interest method taking into consideration specified interest and principal provisions over the life of the bond. Bond and note transactions are recorded on a trade date basis. The fair value of bonds and notes is based upon quoted market prices provided by an independent pricing organization. If quoted market prices are unavailable or an inactive market for the security currently exists, fair value is estimated using internal valuation models and techniques or based upon quoted market prices for comparable investments. Prepayment assumptions for mortgage-backed/loan-backed and structured securities are obtained from broker-dealer sources (such as Bloomberg) and internal estimates. At December 31, 2016, there were seven securities with a fair value of $25.7 million for which no quoted market prices were available. As such, the Company used internal valuation models and techniques to determine the fair value of these securities. The Company recorded an unrealized loss of $.2 million to adjust the carrying value of six of these securities, which were required to be reported at the lower of amortized cost or fair value, to their current fair value at December 31, 2016. At December 31, 2015, there were seven securities with a fair value of $26.9 million that were valued using this methodology. Bonds are carried at the lower of amortized cost or fair value when their NAIC rating has fallen to class six.

Losses that are considered to be other-than-temporary are recognized in net income when incurred. All bonds are subjected to the Company’s quarterly review process for identifying other-than-temporary impairments. This impairment identification process utilizes a screening procedure that includes all bonds in default or not in good standing, as well as bonds with a fair value that is less than 80% of their cost for a continuous six-month period. The Company writes down bonds that it deems to have an other-than-temporary impairment after considering a wide range of factors, including, but not limited to, the extent to which cost exceeds fair value, the duration of that market decline, an analysis of the discounted estimated future cash flows for asset-backed and mortgage-backed securities, an analysis of the financial health and specific prospects for the issuer, the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security in effect at the date of acquisition, consideration as to whether the decline in value is due to general changes in interest rates and credit spreads and the Company’s intent and ability to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. If an impairment is determined to be other-than-temporary, a realized capital loss equal to the entire difference between the amortized cost of the bond and its fair value is recorded and a new cost basis for the bond is established. Credit-related other-than-temporary impairment losses are recorded as realized capital losses included in net income (and through the asset valuation reserve), whereas interest-related other-than-temporary impairment losses are recorded in the Interest Maintenance Reserve (IMR).

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2016, 2015 and 2014

1. Summary of Significant Accounting Policies (Continued)

Common Stocks — Common stocks in good standing are stated at fair value. Fair value is determined by reference to valuations quoted by an independent pricing organization. Unrealized gains and losses are recorded directly to unassigned surplus. At December 31, 2016 and 2015, common stocks included $9.1 million and $15.1 million, respectively, invested in a Mutual of America sponsored series of mutual funds for institutional investors. The December 31, 2016 and 2015 investment amounts include $51.4 million and $9.7 million, respectively, invested in actively managed Large-Cap and Small-Cap Value equity portfolios.

Losses that are considered to be other-than-temporary are recognized in net income when incurred. All equity investments are subjected to the Company’s quarterly review process for identifying other-than-temporary impairments. This impairment identification process utilizes a screening procedure that includes all common stock issuers not in good standing, as well as common stocks where the fair value is less than 80% of their cost for a continuous six-month period. The Company writes down common stocks that it deems to have an other-than-temporary impairment after considering a wide range of factors, including, but not limited to, the extent to which cost exceeds fair value, the duration of that market decline, an analysis of the financial health and specific prospects for the issuer and the Company’s intent and ability to retain its investment for a period of time sufficient to allow for any anticipated recovery in fair value in the short-term. The Company also considers other qualitative and quantitative factors in its evaluation of other-than-temporary impairments.

Guaranteed Funds Transferable — Guaranteed funds transferable consists of funds held with a former reinsurer and is stated at the total principal amount of future guaranteed transfers to Mutual of America, transferrable through 2030.

Real Estate — Real estate, which is classified as Company-occupied property, is carried at cost, including capital improvements, net of accumulated depreciation of $193.1 million, $184.2 million and $175.1 million at December 31, 2016, 2015 and 2014, respectively, and is depreciated on a straight-line basis over 39 years. Tenant improvements on real estate investments are depreciated over the shorter of the lease term or the estimated life of the improvement.

Policy Loans — Policy loans are stated at the unpaid principal balance of the loan. During 2016, 2015 and 2014, the Company recognized $.3 million, $.3 million and $.2 million of realized capital losses, respectively, on certain loans where the loan value exceeded the associated collateral on the loans and collection efforts on the unpaid balances of the policy loans were unsuccessful. There were no additional unrealized losses recorded in 2016, 2015 and 2014.

Other — Certain other assets, such as net deferred income tax assets not expected to be realized within three years, furniture and fixtures and prepaid expenses, are considered “non-admitted assets” and are excluded from the consolidated statutory statements of financial condition.

Insurance and Annuity Reserves

Reserves for annuity contracts are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves, which were $1.0 billion and $.9 billion at December 31, 2016 and 2015, respectively, are based on mortality and interest rate assumptions (ranging predominately from 5.0% to 6.5% at both December 31, 2016 and 2015), which meet or exceed statutory requirements and are not subject to discretionary withdrawal.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2016, 2015 and 2014

1. Summary of Significant Accounting Policies (Continued)

Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various credited interest rates that, during 2016 and 2015, averaged 1.91% and 1.87%, respectively, and are deemed sufficient to provide contractual surrender values for these funds. These reserves, which were $6.2 billion and $5.9 billion at December 31, 2016 and 2015, respectively, are subject to discretionary withdrawal at book value.

Reserves for guaranteed investment contracts, which were $11.8 million and $18.0 million at December 31, 2016 and 2015, respectively, are accumulated at various guaranteed interest rates, which during 2016 and 2015 averaged 1.26% and 1.50%, respectively, and meet statutory requirements. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions, and meet statutory requirements.

Interest Maintenance and Asset Valuation Reserves

Realized gains and losses, including certain other-than-temporary impairment losses, net of applicable taxes, arising from changes in interest rates are accumulated in the IMR and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the consolidated statements of operations.

An Asset Valuation Reserve (AVR), applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued, has been established based on a statutory formula. Realized and unrealized gains and losses, including other-than-temporary impairment losses arising from changes in the creditworthiness of the issuer, are included in the appropriate subcomponent of the AVR. Changes in the AVR are recorded directly to unassigned surplus.

Separate Account Operations

Variable annuity considerations and certain variable life insurance premiums may be allocated at participants’ discretion among investment funds in Separate Accounts. Separate Account funds invest in mutual funds, including funds managed by Capital Management, the Advisor, and other funds managed by outside investment advisors. All net realized and unrealized capital gains in the Separate Accounts, which reflect investment performance of the mutual funds in which they invest, accrue directly to participants (net of administrative and other Separate Account charges) and are not reflected in the Company’s Consolidated Statutory Statements of Operations and Surplus. Investment advisory charges are based on the specific fee charged for each of the individual underlying investments of the Separate Accounts and are assessed as a percentage of the plan’s or participant’s account balance. Certain Separate Account administrative charges are assessed as a percentage of the plan’s or participant’s account balance as determined by the Company’s pricing tiers, which are based on established ranges of plan or participant account balances. In 2016, 2015 and 2014, such charges were equal to approximately .95%, .99% and 1.02%, respectively, of total average Separate Account assets. Separate Account charges and investment advisory fees paid to the Adviser are included in the Consolidated Statutory Statement of Operations and Surplus. Investments held in the Separate Accounts are stated at fair value and are not available to satisfy liabilities of the General Account. Participants’ corresponding equity in the Separate Accounts is reported as liabilities in the accompanying statements. Premiums and benefits related to the Separate Accounts are combined with the General Account in the accompanying statements. Net operating gains and losses are offset by changes to reserve liabilities in the respective

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2016, 2015 and 2014

1. Summary of Significant Accounting Policies (Continued)

Separate Accounts. These reserves, which were approximately $10.4 billion and $9.6 billion at December 31, 2016 and 2015, are subject to discretionary withdrawal at fair value.

Premiums and Annuity Considerations

All annuity considerations derived from voluntary retirement savings-type plans and defined benefit plans, which represent the vast majority of the Company’s annual premiums, are recognized as income when received. Insurance premiums and annuity considerations derived solely from defined contribution plans are recognized as income when due. Group life and disability insurance premiums are recognized as income over the premium paying period of the related policies. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred in connection with acquiring new insurance business are charged to operations as incurred.

Investment Income and Expenses

General Account investment income is reported as earned and is presented net of related investment expenses. Operating expenses, including acquisition costs for new business, are charged to operations as incurred. All due and accrued investment amounts greater than 90 days are treated as non-admitted. The investment income amount due and accrued greater than 90 days was $1.3 million and $1.0 million at December 31, 2016 and 2015, respectively.

2. Investments

Valuation

The statement and fair values of investments in fixed maturity securities (bonds, notes and short-term investments) at December 31, 2016 and 2015 are shown below. Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.

	Statement Value	Gross Unrealized		Fair Value
December 31, 2016 (in millions)		Gains	Losses
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$1,317.2	$38.6	$10.3	$1,345.5
Commercial mortgage-backed securities	—	—	—	—
Other asset-backed securities	166.1	1.8	.9	167.0

Total	$1,483.3	$40.4	$11.2	$1,512.5
U.S. Treasury securities and obligations of U.S. government corporations and agencies	1,900.1	12.9	31.5	1,881.4
Obligations of states and political subdivisions	14.4	.4	—	14.8
Debt securities issued by foreign governments	3.5	—	—	3.5
Corporate securities	4,642.8	185.6	38.0	4,790.4

Total	$8,044.1	$239.3	$80.7	$8,202.6

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2016, 2015 and 2014

2. Investments (Continued)

	Statement Value	Gross Unrealized		Fair Value
December 31, 2015 (in millions)		Gains	Losses
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$1,962.5	$55.0	$8.9	$2,008.6
Commercial mortgage-backed securities	—	—	—	—
Other asset-backed securities	110.8	1.2	.4	111.6

Total	$2,073.3	$56.2	$9.3	$2,120.2
U.S. Treasury securities and obligations of U.S. government corporations and agencies	1,214.4	16.4	10.2	1,220.6
Obligations of states and political subdivisions	30.3	1.5	—	31.8
Debt securities issued by foreign governments	21.0	.2	—	21.2
Corporate securities	4,387.9	167.9	168.0	4,387.8

Total	$7,726.9	$242.2	$187.5	$7,781.6

The Company does not have any exposure to subprime mortgage loans, either through direct investment in such loans or through investments in residential mortgage-backed securities, collateralized debt obligations or other similar investment vehicles. Approximately 99% of the $3.2 billion invested in mortgage-backed securities were issued and guaranteed by the United States Treasury, Fannie Mae (FNMA), Freddie Mac (FHLMC) or Ginnie Mae (GNMA). The Company does have investments in publicly traded bonds of financial institutions. These financial institutions may have investments with subprime exposure.

The Company has investments in publicly traded bonds of companies in the oil, gas and energy sectors, with a book value of $397.0 million and a market value of $401.3 million at December 31, 2016, and a book value of $406.4 million and a market value of $359.8 million, at December 31, 2015. Similar to all other fixed income investments, these bonds are subject to the same quarterly review process for identifying other-than-temporary impairments. At December 31, 2016, two fixed income investments of companies in the oil, gas and energy sectors met the impairment criteria.

Short-term fixed maturity securities with a statement value and fair value of $75.6 million and $50.5 million at December 31, 2016 and 2015, respectively, are included in the above tables. At both December 31, 2016 and 2015, the Company had $3.2 million (par value of $3.2 million for both years) of its long term fixed maturity securities on deposit with various regulatory agencies.

Fair Value

The Company values its financial instruments at fair value. Fair value is an estimate of the price the Company would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — quoted prices for similar assets in active or non-active markets or other significant observable inputs (including yield, quality, coupon, rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2016, 2015 and 2014

2. Investments (Continued)

•	Level 3 — significant unobservable inputs (including the assumptions in determining the fair value of investments).

The Company has determined the fair value inputs used to measure all of its assets that are considered financial instruments, which include fixed maturity securities, common stocks, cash, cash equivalents and short-term investments, policy loans, guaranteed funds transferrable and Separate Account funds whose net asset values are calculated on a daily basis. Cash, cash equivalents, short-term investments, common stocks, investments in publicly traded mutual funds that are registered with the Securities and Exchange Commission and Separate Account assets were determined to be Level 1. Separate Account liabilities, which are equal to Separate Account assets, are determined to be Level 1 as the value of these liabilities changes in conjunction with the change in Separate Account assets. The vast majority of the Company’s fixed maturity securities (bonds and notes), and all of its policy loans, and other invested assets were determined to be Level 2. Finally, certain fixed maturity securities and the guaranteed funds transferrable, representing less than 1% of the total, for which quoted market prices were unavailable or an inactive market for the security currently exists, were determined to be Level 3. The inputs used for valuing these securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide fair value information at December 31, 2016 and 2015, about the Company’s assets that are considered financial instruments:

As of December 31, 2016 Financial Instruments (in millions)	Level 1	Level 2	Level 3	Total
Bonds and notes	$—	$8,101.3	$25.7	$8,127.0
Common stocks	60.5	—	—	60.5
Cash, cash equivalents and short-term investments	86.5	—	—	86.5
Policy loans	—	107.1	—	107.1
Guaranteed funds transferrable	—	—	14.5	14.5
Separate Account assets	10,448.5	—	—	10,448.5

Total	$10,595.5	$8,208.4	$40.2	$18,844.1

As of December 31, 2015 Financial Instruments (in millions)	Level 1	Level 2	Level 3	Total
Bonds and notes	$—	$7,704.2	$26.9	$7,731.1
Common stocks	24.9	—	—	24.9
Cash, cash equivalents and short-term investments	47.9	—	—	47.9
Policy loans	—	107.6	—	107.6
Guaranteed funds transferrable	—	—	18.8	18.8
Separate Account assets	9,590.6	—	—	9,590.6

Total	$9,663.4	$7,811.8	$45.7	$17,520.9

The fair value of Level 3 assets decreased from $45.7 million at December 31, 2015, to $40.2 million at December 31, 2016, primarily as a result of the change in fair value, net of interim paydowns, during the year. The fair value of bonds and notes classified as Level 3 decreased by $1.2 million in 2016 as a result of the redetermination of the fair value, net of paydowns, on these securities during the year. The guaranteed funds transferrable fair value declined due to the receipt of scheduled principal payments

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2016, 2015 and 2014

2. Investments (Continued)

during the year. There were no additional securities added to the Level 3 classification and there were no securities transferred between Levels 1, 2 & 3 during 2016 and 2015.

In determining the fair value of Level 3 bonds and notes, the Company utilized expected cash flows provided by an independent valuation service together with discount rate and default factor assumptions commensurate with the current credit rating of such securities and consistent with those that would be used in pricing similar types of securities based upon market conditions that existed at December 31, 2016 and 2015.

Unrealized Gains and Losses

At December 31, 2016 and 2015, net unrealized (depreciation) appreciation reflected in surplus consisted of the following:

December 31 (in millions)	2016	2015	Change	2015	2014	Change
Common Stock	$5.0	$1.6	$3.4	$1.6	$2.9	$(1.3)
Bonds and notes	(13.3)	(13.1)	(.2)	(13.1)	(9.2)	(3.9)
Other assets	(.8)	(.8)	—	(.8)	(1.1)	.3

Net unrealized (depreciation) appreciation	$(9.1)	$(12.3)	$3.2	$(12.3)	$(7.4)	$(4.9)

Net unrealized depreciation related to the Company’s bonds, equity securities and other assets decreased by $3.2 million during the year as shown above. Net unrealized appreciation of $5.0 million related to equity securities at December 31, 2016, consists of $5.5 million of gross unrealized gains and $.5 million of gross unrealized losses, of which none of the unrealized losses are greater than 12 months old. Net unrealized appreciation of $1.6 million related to equity securities at December 31, 2015, consisted of $2.2 million of gross unrealized gains and $.6 million of gross unrealized losses, of which none of the unrealized losses were greater than 12 months old.

Net unrealized depreciation at December 31, 2015 related to the Company’s bonds, equity securities and other assets increased by $4.9 million during 2015 as shown above. Net unrealized appreciation of $2.9 million related to equity securities at December 31, 2014, consisted of $3.1 million of gross unrealized gains and $.2 million of gross unrealized losses, of which none of the unrealized losses were greater than 12 months old.

The following is an analysis of the fair values and gross unrealized losses as of December 31, 2016 and 2015, aggregated by fixed maturity category and length of time that the securities were in a continuous unrealized loss position. As shown in the table below, total gross unrealized losses as of December 31, 2016 and 2015, were $80.7 million and $187.5 million, respectively, and the majority of such losses related to corporate and U.S. Treasury securities. These unrealized losses arise primarily from general changes in interest rates and credit spread widening, and are not due to fundamental credit problems that exist with the specific issuers. The Company has the ability and intent to hold those securities that are in an unrealized loss position for a sufficient period of time in order for them to recover.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2016, 2015 and 2014

2. Investments (Continued)

The tables that follow exclude $4.7 billion and $4.5 billion at December 31, 2016 and 2015, respectively, of fair value of fixed maturity securities in an unrealized gain position.

	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues
December 31, 2016 (in millions)	Twelve Months or Less			Twelve Months or Greater
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$199.0	$2.0	53	$436.7	$8.3	177
Commercial mortgage-backed securities	—	—	—	—	—	—
Other asset-backed securities	32.8	.1	4	45.5	.8	9

Total	$231.8	$2.1	57	$482.2	$9.1	186
U.S. Treasury securities and obligations of U.S. government corporations and agencies	849.8	23.0	136	484.6	8.5	201
Obligations of states and political subdivisions	—	—	—	—	—	—
Debt securities issued by foreign governments	—	—	—	—	—	—
Corporate securities	435.9	8.0	93	974.3	29.9	167

Total	$1,517.5	$33.1	286	$1,941.1	$47.5	554

	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues
December 31, 2015 (in millions)	Twelve Months or Less			Twelve Months or Greater
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$523.1	$3.6	115	$238.0	$5.3	120
Commercial mortgage-backed securities	—	—	—	—	—	0
Other asset-backed securities	48.5	0.4	7	1.5	—	2

Total	$571.6	$4.0	122	$239.5	$5.3	122
U.S. Treasury securities and obligations of U.S. government corporations and agencies	395.5	3.6	91	230.8	6.6	119
Obligations of states and political subdivisions	—	—	—	—	—	—
Debt securities issued by foreign governments	—	—	—	—	—	—
Corporate securities	1,064.3	25.6	200	793.0	142.4	188

Total	$2,031.4	$33.2	413	$1,263.3	$154.3	429

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2016, 2015 and 2014

2. Investments (Continued)

Realized Capital Gains and Losses

Net realized capital gains (losses) reflected in the statements of operations for the years ended December 31, 2016, 2015 and 2014, were as follows:

December 31 (in millions)	2016	2015	2014
Common Stock	$(.1)	$.3	$1.3
Fixed maturities	(11.5)	.5	—
Other assets	(.3)	(.3)	(.2)

Net realized capital gains	$(11.9)	$.5	$1.1

At December 31, 2016 and 2015, the book value and fair value of the Company’s mortgage-backed and asset-backed securities portfolios totaled $3.2 billion and $3.3 billion, and $3.1 billion and $3.2 billion, respectively, of which approximately 99% in 2016 and 97% in 2015 are U.S. government agency guaranteed instruments. Investments in loan-backed and asset-backed securities are carried at amortized cost, except for those securities rated as class 6 by the NAIC, which are carried at lower of amortized cost or fair value.

During 2016 one security with a book and fair value of $7.9 million and $3.3 million, respectively, had its NAIC rating changed to a six and was deemed to be impaired. The Company recognized a $4.6 million realized capital loss as a result of this impairment. Also during 2016, a second security, with a book value and fair value of $10.7 million and $4.1 million, respectively, met the Company’s criteria for impairment and a $6.6 million realized capital loss was recorded. Both of these impairments are reflected in the Consolidated Statement of Operations and Surplus in Net realized capital gains and losses.

Sales of investments in fixed maturity securities resulted in $4.0 million, $5.9 million and $8.1 million of net interest rate related gains being accumulated in the IMR in 2016, 2015 and 2014, respectively, as follows:

December 31 (in millions)	2016	2015	2014
Fixed maturity securities Proceeds	$1,414.2	$1,381.3	$1,251.1
Gross realized gains	4.0	5.9	8.6
Gross realized losses	—	—	(.5)

During 2016, 2015 and 2014, $24.3 million, $26.9 million and $26.3 million, respectively, of the IMR was amortized and included in net investment income.

Sales of investments in equity securities resulted in $.1 million of net capital losses and $.3 million and $1.3 million of net capital gains in 2016, 2015 and 2014, respectively being recognized in net income as follows:

December 31 (in millions)	2016	2015	2014
Equity securities Proceeds	$13.1	$6.4	$17.0
Gross realized gains	.5	1.0	1.7
Gross realized losses	(.6)	(.7)	(.4)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2016, 2015 and 2014

2. Investments (Continued)

Maturities

The statement and fair values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities, which are stated at expected maturity) at December 31, 2016, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

December 31, 2016 (in millions)	Statement Value	Fair Value
Due in one year or less	$380.4	$384.5
Due after one year through five years	2,919.2	3,040.7
Due after five years through 10 years	2,591.0	2,622.9
Due after 10 years	2,153.5	2,154.5

Total	$8,044.1	$8,202.6

3. Guaranteed Funds Transferable

In 1980, Mutual of America terminated a reinsurance arrangement and assumed direct ownership of funds held by John Hancock Mutual Life Insurance Company (Hancock), the former reinsurer, and direct liability for the contractual obligations to policyholders. The liability to such policyholders is included as insurance and annuity reserves in the consolidated statutory statements of financial condition. The principal amount of the funds held by the former reinsurer is guaranteed to earn at least 3.125% per year.

The guaranteed funds are transferable to Mutual of America over time through 2030 and are stated at the total principal amount of future guaranteed transfers to Mutual of America of $13.2 million and $15.6 million at December 31, 2016 and 2015, respectively. The actual interest and other allocated investment earnings related to this contract amounted to $1.3 million, $.8 million and $1.0 million in 2016, 2015 and 2014, respectively, and are included in net investment income.

4. Real Estate

Real estate consists primarily of an office building that Mutual of America purchased for its corporate headquarters. The Company occupies approximately one-third of this office building as its corporate headquarters and leases the remaining space. Depreciation expense was $8.9 million, $9.1 million and $8.8 million in 2016, 2015 and 2014, respectively.

5. Pension Plan and Postretirement Benefits

Pension Benefit and Other Benefit Plans

The Company has a qualified, noncontributory defined benefit pension plan covering virtually all employees. Benefits are generally based on years of service and final average earnings. The Company’s funding policy is to contribute annually, at a minimum, the amount necessary to satisfy the funding requirements under the Employee Retirement Income Security Act of 1974 (ERISA). The Company also maintains a nonqualified deferred compensation plan that provides benefits to employees whose total compensation or calculated benefit exceeds the maximum allowable limits for qualified retirement plans under ERISA.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2016, 2015 and 2014

5. Pension Plan and Postretirement Benefits (Continued)

The Company also has two other defined benefit postretirement plans covering substantially all salaried employees. Employees may become eligible for such benefits upon attainment of retirement age while in the employ of the Company and upon satisfaction of service requirements. One plan provides medical, dental and vision benefits and the second plan provides life insurance benefits. The postretirement plans are contributory for those individuals who retire with less than 25 years of eligible service, with retiree contributions adjusted annually, and contain other cost-sharing features, such as deductibles and coinsurance. All benefit plans are underwritten by Mutual of America. To the extent that the claims do not exceed stop-loss limits for single life occurrences, the plans are self-insured. Stop-loss coverage is purchased from an unaffiliated carrier. The postretirement benefit plan expense required to be recorded under these plans was $28.9 million, $18.9 million and $15.1 million in 2016, 2015 and 2014, respectively.

As of January 1, 2016 and 2015 the Company had a total recognized liability for pension benefits of $29.9 million and $33.4 million, respectively, consisting of an unamortized transition liability of $8.3 million and $6.6 million and the accrued benefit cost of $21.6 million and $26.8 million, respectively.

For other benefits, as of January 1, 2016 and 2015 the Company had total recognized liabilities of $75.4 million and $64.5 million, respectively, for the postretirement medical plans and $70.8 million and $69.1 million, respectively, for the nonqualified deferred compensation plans. The $75.4 million and $64.5 million recognized liability for the postretirement medical plans at January 1, 2016 and 2015 consisted of an unamortized transition liability of $5.6 million in both years, and an accrued benefit cost of $69.8 million and $58.9 million, respectively. For the nonqualified deferred compensation plan, the recognized liability at January 1, 2016 and 2015 consisted of an unamortized transition obligation of $1.6 million and $1.2 million transition liability and a $69.2 million and a $67.9 million accrued benefit cost, respectively.

The expected amortization of the unrecognized transition liability will be $5.6 million for the postretirement medical plan and $1.1 million for the nonqualified compensation plan, respectively, per year through no later than 2022. There was no additional charge to surplus for the post-retirement medical plan for 2016.

The following table provides a status of the Company’s pension and postretirement benefit plans as of December 31, 2016 and 2015 (millions):

	Pension Benefits		Other Benefits
	2016	2015	2016	2015
Accumulated Benefit Obligation	$258.3	$241.1	$47.8	$56.5

Projected Benefit Obligation	$324.9	$307.4	$175.3	$178.0
Plan Assets at Fair Value	272.0	243.3	—	—

Funded Status	$(52.9)	$(64.1)	$(175.3)	$(178.0)
Accrued Benefit Cost	7.8	9.7	131.6	139.0
Additional Surplus Charge greater than minimum	10.9	11.9	6.0	—

Unrecognized items	$(34.2)	$(42.5)	$(37.7)	$(39.0)

Prior Service Costs	$—	$—	$2.4	$2.6
Unrecognized (Losses) Gains	(116.7)	(114.2)	(61.2)	(41.6)
Additional Surplus Charge Beyond Minimum	—		—	—
Transition asset	82.5	71.7	21.1	—

Total Unrecognized Liability	$(34.2)	$(42.5)	$(37.7)	$(39.0)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2016, 2015 and 2014

5. Pension Plan and Postretirement Benefits (Continued)

The components of net periodic benefit costs as calculated in the January 1, 2016, 2015 and 2014 plan valuations are as follows:

	Pension Benefits			Other Benefits
December 31 (in millions)	2016	2015	2014	2016	2015	2014
Service costs	$14.6	$14.3	$13.7	$5.7	$6.1	$4.9
Interest cost on Projected Benefit Obligation (PBO)	12.8	11.8	12.9	7.1	6.9	6.6
Expected return on plan assets	(24.5)	(24.9)	(23.1)	—	—	—
Prior services costs	—	.1	.7	4.5	(.1)	(.1)
Settlement	—	—	—	11.5	1.0	1.2
Amortization of unrecognized net loss (gain)	8.3	6.6	4.8	—	5.0	2.5

Net benefit expense	$11.2	$7.9	$9.0	$28.8	$18.9	$15.1

During 2016 pension expense included an $11.5 million settlement loss, resulting from the level of lump-sum benefit payments made from the non-qualified plan during the year exceeding the plans interest and service cost. During 2015 and 2014, $1.0 million and $1.2 million, respectively, of settlement losses were recognized.

The changes in the PBO and plan assets are as follows:

	Pension Benefits		Other Benefits
December 31 (in millions)	2016	2015	2016	2015
Change in PBO
PBO, beginning of the year	$307.4	$308.4	$178.0	$180.9
Service costs	14.6	14.3	5.7	6.1
Interest costs	12.8	11.8	7.1	6.9
Change in assumptions	3.4	(10.0)	3.8	(8.5)
Actuarial loss (gain)	7.7	7.9	19.6	1.4
Benefits and expenses paid	(21.0)	(25.0)	(38.9)	(8.8)

PBO, end of year	$324.9	$307.4	$175.3	$178.0

	Pension Benefits		Other Benefits
December 31 (in millions)	2016	2015	2016	2015
Change in Plan Assets
Plan assets, beginning of the year	$243.3	$244.2	$—	$—
Employer contributions	25.0	25.0	—	—
Return on plan assets	24.7	(1.0)	—	—
Benefits and expenses paid	(21.0)	(24.9)	—	—

Plan assets, end of year	272.0	243.3	—	—

Plan assets (lower than) PBO	$(52.9)	$(64.1)	$(175.3)	$(178.0)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2016, 2015 and 2014

5. Pension Plan and Postretirement Benefits (Continued)

At December 31, 2016 and 2015, all of the pension plan assets are invested in several of the investment funds offered by the Company’s Separate Accounts and in the Company’s General Account, and consisted of approximately 82% in equity investments and 18% in fixed-income investments. A distribution of plan assets by investment objective as of December 31, 2016 and 2015 is as follows:

December 31, (in millions)	2016	2015
Fixed Income Funds	$44.5	$43.7
Equity Funds:
Index	126.9	113.7
Growth	53.5	49.1
Balanced	43.2	34.8

Total Level 1 Investments	$267.9	$241.3
General Account	4.1	2.0

Total plan assets	$272.0	$243.3

The underlying investments in the funds of the Separate Accounts are based on quoted market prices within an active market and as such are classified as Level 1. Amounts held in the General Account are valued at contract value, which is equal to fair value. Amounts held in the General Account are considered to be cash equivalents and are not subject to fair value evaluation.

The Company made contributions to its defined benefit plan of $25.0 million in both 2016 and 2015 and $15.0 million in 2014, respectively. The Company estimates that it will make a contribution of $25.0 million to this plan in 2017. Benefits expected to be paid from this plan total $25.4 million in 2017, $20.7 million in 2018, $22.8 million in 2019, $28.0 million in 2020 and $25.9 million in 2021. The aggregate benefits expected to be paid in 2022 through 2026 total approximately $147.4 million. The calculation of expected benefits is based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2016.

The assumptions used in determining the aggregate projected benefit obligation for pension and other benefit plans were as follows:

	Pension Benefits			Postretirement Medical			Nonqualified Deferred Compensation
Weighted average	2016	2015	2014	2016	2015	2014	2016	2015	2014
Assumptions at December 31
Discount rate	4.00%	4.10%	3.75%	4.25%	4.60%	4.25%	3.60%	3.60%	3.25%
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	5.00%	5.00%	5.00%
Expected return on plan assets	9.50%	9.50%	9.50%	—	—	—	—	—	—

The Company’s overall expected long-term rate of return on plan assets was determined based upon the current projected benefit payout period and the current mix of plan investments, which generally consists of approximately 80% equity investments and 20% fixed-income investments. The Company believes that this investment mix properly matches the plan’s benefit obligations. The equity component of the expected long-term rate of return was determined using a combination of the actual rate of return

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2016, 2015 and 2014

5. Pension Plan and Postretirement Benefits (Continued)

of equities (net of inflation) and an inflation-adjusted equity rate of return (assuming an inflation rate of 3.65%) based upon historical 30-year rolling averages.

The health care cost trend rate assumption has an effect on the amounts reported for the postretirement benefit plans. The assumption is 5.6% for 2017, 5.4% for 2018, 5.2% for 2019, 5.0% for 2020, 4.8% for 2021 and beyond. For example, increasing the assumed health care cost trend rate by 1% each year would increase the accumulated postretirement obligation for the plan as of December 31, 2016, by $17.3 million and the aggregate of the service and interest cost components of the net periodic benefit cost for 2016 by $.8 million. Benefits expected to be paid from this plan and the nonqualified deferred compensation plan total $11.5 million in 2017, $12.4 million in 2018, $12.6 million in 2019, $16.2 million in 2020 and $14.2 million in 2021. Aggregated benefits expected to be paid in the period 2022 through 2026 total approximately $67.4 million. The calculation of expected benefits is based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2016.

Savings and Other Incentive Plans

All employees may participate in a Company-sponsored savings plan under which the Company matches a portion of the employee’s contributions up to 6% of salary. The Company contributed $2.9 million, $2.8 million and $2.7 million in 2016, 2015 and 2014, respectively. The Company also has a long-term performance-based incentive compensation plan for certain employees and directors. Shares under this plan are granted each year and generally vest over a three-year period. The value of such shares is equal to the number of shares multiplied by the current share price, which is determined by the level of total assets of the Company. A financial performance threshold measure must also be met in order to receive a payout at the end of the third year. The total expense incurred related to these plans was $12.0 million, $11.8 million and $13.3 million in 2016, 2015 and 2014, respectively. At December 31, 2016 and 2015, the accrued liability related to these plans was $22.6 million and $23.3 million, respectively.

6. Commitments and Contingencies

Rental expenses approximated $24.0 million, $24.9 million and $26.8 million as of December 31, 2016, 2015 and 2014, respectively. The approximate minimum rental commitments under noncancelable operating leases are as follows: $6.5 million in 2017; $5.5 million in 2018; $3.1 million in 2019; $1.7 million in 2020; $1.1 million in 2021 and $2.8 million in 2022 and beyond. Such leases are principally for leased office space and certain data processing equipment, furniture and communications equipment. Certain office space leases provide for adjustments relating to changes in real estate taxes and other expenses.

The Company is involved in various legal actions that have arisen in the course of the Company’s business. In the opinion of management, the ultimate resolution with respect to such lawsuits, as well as other contingencies, will not have a material adverse effect on the Company’s consolidated financial statements.

7. Federal Income Taxes

Effective January 1, 1998, Mutual of America’s pension business became subject to federal income tax. Mutual of America files its federal income tax return on a separate company basis.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2016, 2015 and 2014

7. Federal Income Taxes (Continued)

Mutual of America adopted Statement of Statutory Accounting Principles (SSAP) No. 101, Income Taxes, a replacement of SSAP No. 10R, effective January 1, 2012. During the first quarter of 2012, Regulation No. 172 was amended to adopt the provisions of SSAP No. 101. This guidance requires that a deferred tax asset (DTA) or deferred tax liability (DTL) be established for temporary differences between the tax and statutory reporting bases of assets and liabilities. The change in Mutual of America’s net DTA must be recorded as a separate component of gains and losses in surplus.

Net DTAs are required to be recorded as an admitted asset to the extent that the amount will be realized within three years, subject to a maximum admitted asset equal to 15% of statutory surplus and to the Company’s risk based capital ratio exceeding certain thresholds.

A reconciliation of the income tax (expense) recognized in the Company’s consolidated statutory financial statement of operations to the amount obtained by applying the statutory rate of 35% to net gain from operations before federal income taxes follows:

December 31 (in millions)	2016	2015	2014
Net Gain from Operations	$27.9	$63.2	$63.2
Statutory rate	35%	35%	35%
Tax at statutory rate	(9.8)	(22.1)	(22.1)
Investment Items	22.9	5.1	4.2
Expense Items	10.7	12.7	12.3
Net operating loss related to Dividend Received Deduction	(1.2)	48.6	—
Nonadmitted Assets	(.8)	1.0	.9
Other including LLC adjustment	3.7	5.3	4.4

Total Income Tax Benefit (Expense)	$25.5	$50.6	$(.4)

Income Tax Benefit (Expense):
Current — Consolidated	$—	$.6	$(1.1)
Deferred — Non-Insurance Companies	.7	.4	(.1)

Income Tax Benefit (Expense) on Operating Earnings	.7	1.0	(1.2)

Deferred Federal Income Tax, in Surplus	$24.8	$49.6	$.8

Total Income Tax Benefit (Expense)	$25.5	$50.6	$(.4)

The federal income tax benefit of $25.5 million in 2016 is primarily attributable to the change in deferred income tax incurred by Mutual of America. The federal income tax benefit of $50.6 million in 2015 relates primarily to the change in deferred income tax incurred by Mutual of America and the federal income tax expense of $(.4) million in 2014 relates primarily to the Company’s non-insurance subsidiaries.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2016, 2015 and 2014

7. Federal Income Taxes (Continued)

The components of the net DTA recognized in the Company’s statement of financial condition are as follows:

December 31 (in millions)	2016	2015
Total gross DTAs excluding unrealized (gains) losses	$311.8	$299.5
Statutory valuation allowance adjustment	—	—

Total adjusted gross DTAs excluding unrealized (gains) losses	$311.8	$299.5

Total gross DTLs excluding unrealized (gains) losses	(6.3)	(18.7)
Mutual of America’s net DTA	305.5	280.8
Tax effect of unrealized (gains) losses	2.9	4.0
DTA nonadmitted	(260.7)	(201.1)

Mutual of America’s net admitted DTA	47.7	83.7
Non-insurance Subsidiaries DTA’s	1.5	0.9

Total net DTAs	$49.2	$84.6

At December 31, 2016, Mutual of America’s gross DTA including the tax effect of unrealized losses of $314.7 million consisted of $287.9 million of ordinary DTAs and $26.8 million of capital DTAs. The net increase in the gross DTA was $24.7 million excluding unrealized (gains) losses. As shown in the above table, Mutual of America’s net admitted DTA decreased by $36.0 million during 2016.

The Company claimed the separate account dividend received deduction in 2016 and 2015. The impact of separate account dividends received deduction (“DRD”) is to reduce the Company’s overall effective tax rate compared to the U.S. statutory tax rate of 35%. In addition, in 2015, the DRD had the initial effect of decreasing the Company’s admissible asset based on projections of future taxable income for the three years following the balance sheet date of the reporting period.

Final regulations governing computational aspects of the DRD on separate account assets held in connection with variable annuity contracts have not been issued by the IRS. As the ultimate timing and substance of any such regulations are unknown, they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only. The tax effects of temporary differences that give rise to a significant portion of the DTAs and DTLs arise from the differing statutory and tax-basis treatment of assets and liabilities, insurance and annuity reserves, realized capital gains and losses on investment transactions, nonadmitted assets and net operating loss carryforwards. Included in such differences are items resulting from transition rules under the Internal Revenue Code as of January 1, 1998, which accompanied the change in taxation of Mutual of America’s pension business. The transition rules will continue to moderate Mutual of America’s current tax expense over the next several years. As such, Mutual of America incurred a consolidated federal income tax benefit (expense) of $.7 million in 2016, $1.0 million in 2015 and $(1.3) million in 2014. At December 31, 2016, the Company had net operating loss carryforwards of approximately $349.1 million, expiring at various dates between 2021 and 2031.

8. Fair Value of Financial Instruments

The fair values of financial instruments have been determined using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2016, 2015 and 2014

8. Fair Value of Financial Instruments (Continued)

market data to develop estimates of fair value for financial instruments for which quoted market prices are not available or an inactive market for the instrument currently exists. Accordingly, certain fair values presented herein (refer to Note 2) may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. Amounts related to the Company’s financial instruments at December 31, 2016 and 2015, were as follows:

	2016		2015
	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
ASSETS
Bonds and notes	$7,968.5	$8,127.0	$7,676.4	$7,731.1
Common stocks	60.5	60.5	24.9	24.9
Cash, cash equivalents and short-term investments	86.5	86.5	47.9	47.9
Guaranteed funds transferable	13.2	14.5	15.6	18.8
Policy Loans	107.1	107.1	107.6	107.6
LIABILITIES
Insurance and annuity reserves	$7,120.1	$7,327.4	$6,772.4	$6,953.7

Fixed Maturities and Equity Securities — Fair value for fixed maturities is determined by reference to market prices quoted by an independent pricing source. If quoted market prices are not available, fair value is determined using internal valuation models and techniques or based upon quoted prices for comparable securities. Fair value for equity securities is determined by reference to valuations quoted by an independent pricing organization.

Cash, cash equivalents and Short-Term Investments — The carrying value for cash, cash equivalents and short-term investments approximates fair values due to the short-term maturities of these instruments.

Guaranteed Funds Transferable — Fair value for guaranteed funds transferable is determined by reference to market valuations provided by the former reinsurer.

Policy Loans — The majority of policy loans are issued with variable interest rates, which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered approximate fair value.

Insurance and Annuity Reserves — Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. General Account policies are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions. The fair value of immediate annuity contracts (approximately $1.0 billion and $.9 billion at December 31, 2016 and 2015, respectively) was determined by discounting expected future retirement benefits using current mortality tables and interest rates based on the duration of expected future benefits. Weighted average interest rates of 3.38% and 3.51% were used at December 31, 2016 and 2015, respectively.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2016, 2015 and 2014

9. Significant Differences Between Statutory Accounting Practices and Generally Accepted Accounting Principles (GAAP)

The accompanying financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the New York Department (statutory accounting), which practices differ from GAAP. The significant variances between such practices and GAAP are described below. The Company has not computed the variance between Surplus and Net Income calculated in accordance with statutory accounting practices prescribed or permitted by the New York Department and GAAP, as there is no reporting requirement to do so and the costs involved exceed the benefits derived from these calculations. Generally, GAAP results in a more favorable presentation of the Company’s financial condition.

Asset Valuations and Investment Income Recognition

GAAP requires the Company’s bonds and notes to be classified as either held-to-maturity (HTM), available-for-sale (AFS), or trading; whereas for statutory accounting, no such classification is required. In addition, for GAAP, AFS bonds and notes are carried at their fair value with the unrealized gains and losses applied directly to equity; whereas for statutory accounting, all bonds and notes in good standing are carried at their amortized cost.

Realized capital gains and losses, net of applicable taxes, arising from changes in interest rates are recognized in income currently for GAAP accounting, rather than accumulated in the IMR and amortized into income over the remaining life of the security sold for statutory accounting.

A general formula-based Asset Valuation Reserve is recorded for statutory accounting purposes, whereas such a reserve is not required under GAAP.

For statutory accounting, certain assets, principally net deferred income tax assets not expected to be realized within three years, furniture and fixtures and prepaid expenses are excluded from the statement of financial condition by a direct charge to surplus; whereas under GAAP, such assets are carried at cost, net of accumulated depreciation.

Policy Acquisition Costs

Under GAAP, policy acquisition costs that are directly related to and vary with the successful acquisition of insurance contracts are deferred and amortized over the estimated life of the applicable policies, rather than being expensed as incurred, as required under statutory accounting.

Insurance and Annuity Reserves

Under statutory accounting practices, the interest rates and mortality and morbidity assumptions used are those which are prescribed or permitted by the New York Department. Under GAAP, for annuities, the interest rate assumptions used are generally those assumed in the pricing of the contract at issue; for disability benefits, the interest rates assumed are those anticipated to be earned over the duration of the benefit period. Mortality and morbidity assumptions are based on Company experience.

Premium Recognition

Insurance contracts that do not subject the insurer to significant mortality or morbidity risk are considered, under GAAP, to be primarily investment contracts. GAAP requires all amounts received from policyholders under these investment contracts to be recorded as a policyholder deposit rather than as premium income.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2016, 2015 and 2014

9. Significant Differences Between Statutory Accounting Practices and Generally Accepted Accounting Principles (GAAP) (Continued)

Deferred Income Taxes

GAAP requires that a deferred tax asset or liability be established to provide for temporary differences between the tax and financial reporting bases of assets and liabilities. Statutory accounting adopted similar accounting principles, except that deferred income tax assets (net of any required valuation allowance) are recognized for statutory accounting only to the extent that they can be utilized within three years; whereas for GAAP, all such assets are recognized (net of any required valuation allowance) regardless of when they will be utilized until they expire. All changes in deferred income tax assets or liabilities are recorded directly as a charge or benefit to surplus for statutory accounting purposes.

Cash, cash equivalents and Short-Term Investments

The Statements of Cash Flow are presented in accordance with statutory accounting. This reporting format differs from GAAP, which requires a reconciliation of net income to net cash from operating activities.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

The following financial statements are included in Part B of this Post-Effective Amendment on Form N-4:

Mutual of America Separate Account No. 2

Independent Registered Public Accounting Firm’s Report

Financial Statements for Years Ended December 31, 2014 and 2013

Mutual of America Life Insurance Company

Independent Registered Public Accounting Firm’s Report

Financial Statements for Years Ended December 31, 2014, 2013 and 2012

(b)	Exhibits

(1)	Copy of the resolution of the depositor establishing the registrant. (1)

(2)	Not Applicable.

(3)	Copy of Underwriting and Administration Agreement between Mutual of America Life Insurance Company and Mutual of America Separate Account No. 2, dated June 15, 1984. (1)

(4) (a)(i)	Form of Group Annuity Contract - 403(b) Thrift. (1)

(a)(ii)	Form of Group Annuity Contract - 403(b) - Amendment (4)

(b)	Form of Group Annuity Contract - Defined Contribution. (1)

(5) (a)	Form of Group Annuity Application - 403(b) Thrift. (8)

(b)	Form of Group Annuity Application - Defined Contribution. (8)

(6)(a)	Amended and Restated Charter of Mutual of America Life Insurance Company, dated November 18, 2010. (8)

(6)(b)	Bylaws of Mutual of America Life Insurance Company. (1)

(7)	Not Applicable.

(8) (a)(i)	Amended and Restated Participation Agreement between Scudder Variable Life Investment Fund and Mutual of America Life Insurance Company, dated March 15, 1985. (2)

(a)(ii)	Amendment to Amended and Restated Participation Agreements between Scudder Variable Life Investment Fund (now known as “DWS Variable Series I”) and Mutual of America Life Insurance Company and the American Life Insurance Company of New York dated as of April 12, 2007. (1)

(b)(i)	Fund Participation Agreement Separate Account No. 2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc., dated December 30, 1988. (1)

(b)(ii)	Amendment No. 1 to the Fund Participation Agreement - Separate Account No. 2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc., dated as of May 1, 1989. (1)

(b)(iii)	Amendment No. 2 to the Fund Participation Agreement - Separate Account No. 2 between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of January 3, 2000. (1)

(b)(iv)	Amendment No. 3 to the Fund Participation Agreement - Separate Account No. 2 between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of January 2, 2002. (1)

(b)(v)	Amendment to the Fund Participation Agreements between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of December 22, 2004. (1)

(b)(vi)	Amendment to the Fund Participation Agreement between Mutual of America Life Insurance Company, American Century Investment Services, Inc., and American Century Services, LLC, dated as of January 1, 2012. (6)

(c)(i)	Participation Agreement among the Vanguard Variable Insurance Fund, Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company, dated as of April 29, 2005. (3)

(c)(ii)	Amendment to Participation Agreement between Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company, dated as of March 29, 2007. (1)

(c)(iii)	Amended and Restated Participation Agreement and ancillary agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company, dated as of October 17, 2012. (6)

(d)	Shared Funding Agreement for Separate Accounts with Calvert Distributors, Inc., dated as of February 28, 2001. (2)

(e)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Mutual of America Life Insurance Company, dated as of April 29, 2005. (3)

(f)	Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and Mutual of America Life Insurance Company, dated as of April 29, 2005. (3)

(g)	Fund Participation and Service Agreement and ancillary agreements between Mutual of America Life Insurance Company and American Fund Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, dated as of April 10, 2013. (6)

(h)	Participation Agreement and ancillary agreements among Mutual of America Life Insurance Company and PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, dated as of April 11, 2013. (6)

(i)	Participation Agreement and ancillary agreements between T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Mutual of America Life Insurance Company, dated as of April 11, 2013. (6)

(i)(i)	Amendment to Participation Agreement between T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Mutual of America Life Insurance Company, dated as of May 6, 2013. (7)

(9)	Opinion and consent of counsel as to the legality of the securities being registered. (1)

(10)	Consent of KPMG LLP. (10)

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Powers of Attorney. (9)

(1)	Filed with Post-Effective Amendment No. 32 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-11023) on April 30, 2007. As incorporated herein by reference.
(2)	Filed with Post-Effective Amendment No. 23 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 19, 2001. As incorporated herein by reference.
(3)	Filed with Post-Effective Amendment No. 29 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-11023) on April 29, 2005. As incorporated herein by reference.
(4)	Filed with Post-Effective Amendment No. 35 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-11023) on April 30, 2009. As incorporated herein by reference.
(5)	Filed with Post-Effective Amendment No. 36 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 28, 2010. As incorporated herein by reference.
(6)	Filed with Post-Effective Amendment No. 39 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 29, 2013. As incorporated herein by reference.
(7)	Filed with Post-Effective Amendment No. 42 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 29, 2014. As incorporated herein by reference.
(8)	Filed with Post-Effective Amendment No. 44 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-11023) on April 30, 2015. As incorporated herein by reference.
(9)	Filed with Post-Effective Amendment No. 47 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 28, 2017. As incorporated herein by reference.
(10)	Filed herewith (File No. 033-11023).

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices With Depositor
Thomas J. Moran	Chairman of the Board
John R. Greed	Director, President and Chief Executive Officer
William S. Conway	Director, Senior Executive Vice President and Chief Operating Officer
Amir Lear	Director, , and President and Chief Executive Officer, Mutual of America Capital Management LLC
James J. Roth	Director, Senior Executive Vice President and General Counsel
Clifford L. Alexander, Jr.	Director
Kimberly A. Casiano	Director
Wayne A. I. Frederick, M. D.	Director
Earle H. Harbison, Jr.	Director
Maurine A. Haver	Director
Frances R. Hesselbein	Director
LaSalle D. Leffall, Jr., M.D.	Director
Senator Connie Mack	Director
Robert J. McGuire, Esq.	Director
Roger B. Porter, Ph.D.	Director
General Dennis J. Reimer	Director

Officers-Directors

Name and Principal Business Address*	Positions and Offices With Depositor
Thomas J. Moran	Chairman
John R. Greed	Director, President and Chief Executive Officer
William S. Conway	Director, Senior Executive Vice President and Chief Operating Officer
Amir Lear	Director, and President and Chief Executive Officer, Mutual of America Capital Management LLC
James J. Roth	Director, Senior Executive Vice President and General Counsel

Other Officers

Name and Principal Business Address*	Positions and Offices With Depositor
Jeffrey M. Angelo	Executive Vice President, Corporate Communications and Strategic Planning
Dianne M. Aramony	Executive Vice President, Corporate Secretary, Assistant to Chairman
Nicholas A. Branchina	Senior Vice President, Budget and Cost Accounting
Debbie Branson	Senior Vice President, Human Resources
Maria L. Brophy	Senior Vice President, Planning and Analysis
James Buckland	Senior Vice President, Purchasing
Anne Marie Carroll	Senior Vice President and Associate General Counsel
Tanisha L. Cash	Senior Vice President, Human Resources
Thomas Ciociano	Senior Vice President, Employee Benefits
Michael E. Conway	Senior Vice President, Human Resources
William S. Conway	Senior Executive Vice President and Chief Operating Officer
Salvatore P. Conza	Senior Vice President, Data Communications, Network and Technical Services
Barbara Crane	Senior Vice President, Strategic Communication and Corporate Events
Nicholas S. Curabba	Senior Vice President and Associate General Counsel

Name and Principal Business Address*	Positions and Offices With Depositor
Carson J. Dunbar, Jr.	Senior Vice President, Corporate Services
Chris W. Festog	Senior Executive Vice President and Chief Financial Officer
Ronald Fried	Senior Vice President, Open Systems Development and Re-Engineering
Harold J. Gannon	Senior Vice President, Corporate Tax
Robert Giaquinto, 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Executive Vice President, MIS Operations
Thomas E. Gilliam	Executive Vice President and Assistant to the Chairman and Chief Executive Officer
Diana H. Glynn	Senior Vice President, Internal Audit
Jared Gutman	Executive Vice President, Administrative Technical Services and Chief Privacy Officer
Theodore L. Herman	Executive Vice President
Joseph Hummel	Executive Vice President, External Affairs
Thomas P. Kelly	Senior Executive Vice President, Administration
Lydia Kieser	Senior Vice President, Open Systems Development
Mark Koehne	Senior Vice President and Actuary
Andrew Kramer	Senior Vice President, Client Services
Nicole Lanni	Senior Vice President, Technical Services
Daniel LeSaffre	Executive Vice President, Human Resources and Corporate Services
Kathryn A. Lu	Executive Vice President and Chief Compliance Officer
John R. Luebs	Senior Vice President, Human Resource Services
Thomas E. MacMurray	Senior Vice President, National Accounts
Sean A. Mannion	Senior Vice President, Administration
Nancy McAvey	Senior Vice President, Client Services
James McCutcheon	Senior Vice President and Associate General Counsel
Dennis McManus	Senior Vice President, Billing and Regulatory Services/Life and Disability Claims
George L. Medlin	Executive Vice President, Enterprise Risk Management
Christopher Miseo	Senior Vice President and Director of Accounting and Financial Reporting
Lynn N. Nadler 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Training and Leadership Development
Peter Nicklin	Senior Vice President, Special Projects, and Assistant to the Chief Information Officer
Paul O’Hara	Senior Vice President, Research and Competition
William Rose	Senior Executive Vice President and Chief Marketing Officer
James J. Roth	Senior Executive Vice President and General Counsel
Scott H. Rothstein	Executive Vice President and Deputy General Counsel
Howard J. Rubin	Senior Vice President, Application Systems Development
Sonia Samuels	Executive Vice President and Deputy Chief Information Officer
Myron Schlanger	Senior Vice President and Associate Treasurer
Brian Q. Severin	Executive Vice President, Marketing
William G. Shannon	Senior Vice President, Financial Consulting Services
Joan M. Squires	Executive Vice President and Chief Information Officer
Mary-Clare Swanke	Senior Vice President, Administrative Communication Production and Proposals
John Terwilliger 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Facilities Management
Paul Travers	Executive Vice President
Jeffrey Tsai	Senior Vice President and Corporate Actuary
Susan Watson	Senior Vice President, Office of Technology
Eldon Dean Wonacott 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Advertising, Direct Response and Telemarketing
Kenneth P. Young	Senior Vice President, Treasury and Project Management

*	The business address of all officers is 320 Park Avenue, New York, New York 10022-6839, unless otherwise noted. The business address of all directors is c/o Mutual of America, 320 Park Avenue, New York, New York 10022-6839.

Item 26. Persons Controlled By or Under Common Control with the Depositor or the Registrant

The registrant is a separate account of Mutual of America Life Insurance Company (“Mutual of America”) under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Mutual of America.

As a New York mutual life insurance company, no person has the direct or indirect power to control Mutual of America except by virtue of a person’s capacity as a director or executive officer. Each holder of an in-force insurance policy or annuity contract issued by Mutual of America has the right to vote for the election of directors of Mutual of America at annual elections and upon other corporate matters where policyholders’ votes are taken.

Mutual of America wholly owns the following companies:

•	Mutual of America Holding Company LLC, a Delaware limited liability company (see below), and

•	Mutual of America Foundation, a New York not-for-profit corporation.

Mutual of America Holding Company LLC wholly owns the following companies:

•	Mutual of America Securities LLC, a Delaware limited liability company,

•	Mutual of America Capital Management LLC, a Delaware limited liability company, and

•	320 Park Analytics LLC, a Delaware limited liability company.

Mutual of America’s consolidated financial statements include all the above subsidiaries except Mutual of America Foundation.

Mutual of America, through its separate accounts, owns substantially all of the outstanding shares of Mutual of America Investment Corporation, a Maryland corporation registered under the 1940 Act as a management investment company.

Mutual of America currently owns a significant amount, but less than a majority, of the outstanding shares of Mutual of America Institutional Funds, Inc., a Maryland corporation registered under the 1940 Act as a management investment company whose shares are publicly offered to institutional investors.

Item 27. Number of Contractowners

As of March 31, 2017, there were 394,641 owners in Separate Account No. 2, 138,186 of whom were attributable to Contracts registered under SEC File No. 2-90201; 253,080 of whom were attributable to Contracts registered under SEC File No. 33-11023; and 3,375 of whom were attributable to Contracts registered under SEC File No. 33-5609, all of which are qualified.

Item 28. Indemnification

Charter of Depositor. The Charter of Mutual of America provides in substance that no director or officer shall be personally liable for damages for any breach of duty as a director except when a judgment or other final adjudication establishes that the director’s acts or omissions were in bad faith, involved intentional misconduct or were acts or omissions the director knew or reasonably should have known violated New York Insurance Law or a specific standard of care imposed on directors directly by the New York Insurance Law, or which constituted a knowing violation of any other law or allowed the director to personally gain a financial profit or other advantage to which the director was not legally entitled.

By Laws of Depositor. The By-Laws of Mutual of America provide for the indemnification of present and former officers and directors of the Company (a “person”) against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees actually and reasonably incurred, if the person acted in good faith and for a purpose which the person necessarily believed to be in the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe said conduct was unlawful. Expenses incurred in defending a civil, criminal, administrative or investigative action, suit or proceeding, or threat thereof, may be paid by the Company in advance of the final disposition of such action, suit or proceeding upon an undertaking by or on behalf of the person to repay such amount if it is ultimately determined that such person is not entitled to be indemnified by the Company.

Insurance. Coverage for officers and directors of Mutual of America is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chubb, CNA, The Hartford, and Travelers, to Mutual of America Life Insurance Company et al. The aggregate limit of liability under these policies is $35 million, with a $1,000,000 deductible per entity insured and no deductible for individual insureds. Coverage for life insurance company fiduciary liability coverage (errors and omissions) is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chartis, The Hartford and CNA, to Mutual of America Life Insurance Company et al. The deductible is $1,000,000 for the entity, with an aggregate limit of liability under the primary policy of $30 million.

Undertaking. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)	Mutual of America Life Insurance Company, the depositor and principal underwriter of the Registrant, also acts as depositor and principal underwriter of Mutual of America Separate Account No. 3 and as principal underwriter of the Mutual of America Investment Corporation, and The American Separate Account No. 2 and The American Separate Account No. 3 of Wilton Reassurance Life Company of New York, formerly known as The American Life Insurance Company of New York.

(b)	The name, business address and position of each senior officer and director of Mutual of America are listed in Item 25 above.

(c)	The principal underwriter receives no compensation or commissions from the registrant for its services in distributing the variable insurance contracts.

Item 30. Location of Accounts and Records.

Registrant’s books and records are maintained primarily at 320 Park Avenue, New York, NY 10022. Certain records are maintained at Mutual of America’s Financial Transaction Processing Center, 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598.

Item 31. Management Services.

Not applicable.

Item 32. Undertakings

The Insurance Company hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Insurance Company represents that the fees and charges deducted under the Contracts, described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company under the respective Contracts.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 28th day of April, 2017.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2 (REGISTRANT) MUTUAL OF AMERICA LIFE INSURANCE COMPANY (DEPOSITOR)
By:	/s/ James J. Roth
James J. Roth
Senior Executive Vice President and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 28, 2017.

PRINCIPAL EXECUTIVE OFFICER:

*
John R. Greed
President and Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

*
Chris Festog
Senior Executive Vice President and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 28, 2017.

Signature	Title

* THOMAS J. MORAN	Chairman of the Board; Director

* JOHN R. GREED	President and Chief Executive Officer; Director

* WILLIAM S. CONWAY	Senior Executive Vice President and Chief Operating Officer; Director

* AMIR LEAR	Director

* JAMES J. ROTH	Senior Executive Vice President and General Counsel; Director

* CLIFFORD L. ALEXANDER, JR.	Director

Signature	Title

* KIMBERLY A. CASIANO	Director

* WAYNE A. I. FREDERICK, M.D.	Director

* EARLE H. HARBISON, JR.	Director

* MAURINE A. HAVER	Director

* FRANCES R. HESSELBEIN	Director

* LASALLE D. LEFFALL, JR., M.D.	Director

* CONNIE MACK, III	Director

* ROBERT J. MCGUIRE	Director

* ROGER B. PORTER, PH.D.	Director

* DENNIS J. REIMER	Director

*BY:	/S/ JAMES J. ROTH
JAMES J. ROTH ATTORNEY-IN-FACT

List of Exhibits

EX-99(10)	Consent of KPMG LLP